UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3114

Fidelity Select Portfolios

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	August 31, 2015

Item 1.

Reports to Stockholders

Fidelity® Select Portfolios®
Information Technology Sector

Communications Equipment Portfolio

Computers Portfolio

Electronics Portfolio

IT Services Portfolio

Software and Computer Services Portfolio

Technology Portfolio

Semi-Annual Report

August 31, 2015

Contents

Communications Equipment Portfolio
Investment Summary
Investments
Financial Statements
Computers Portfolio
Investment Summary
Investments
Financial Statements
Electronics Portfolio
Investment Summary
Investments
Financial Statements
IT Services Portfolio
Investment Summary
Investments
Financial Statements
Software and Computer Services Portfolio
Investment Summary
Investments
Financial Statements
Technology Portfolio
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Communications Equipment Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Cisco Systems, Inc.	18.3	16.7
QUALCOMM, Inc.	18.1	18.5
F5 Networks, Inc.	6.7	3.5
CommScope Holding Co., Inc.	5.4	2.1
Harris Corp.	4.7	1.3
Juniper Networks, Inc.	4.6	5.4
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	4.1	4.7
Brocade Communications Systems, Inc.	4.0	2.5
Nokia Corp. sponsored ADR	3.7	4.7
Alcatel-Lucent SA sponsored ADR	3.6	4.1
	73.2

Top Industries (% of fund's net assets)

As of August 31, 2015
Communications Equipment	91.6%
Technology Hardware, Storage & Peripherals	3.0%
Semiconductors & Semiconductor Equipment	1.8%
Internet Software & Services	1.3%
Electronic Equipment & Components	1.1%
All Others*	1.2%

As of February 28, 2015
Communications Equipment	89.8%
Technology Hardware, Storage & Peripherals	2.5%
Software	1.8%
Internet Software & Services	1.8%
Semiconductors & Semiconductor Equipment	1.6%
All Others*	2.5%

* Includes short-term investments and net other assets (liabilities).

Communications Equipment Portfolio

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Communications Equipment - 91.6%
Communications Equipment - 91.6%
ADTRAN, Inc.	154,700	$2,478,294
Alcatel-Lucent SA sponsored ADR (a)	2,315,043	7,662,792
Arris Group, Inc. (a)	110,100	2,908,842
AudioCodes Ltd. (a)	98,400	332,592
Black Box Corp.	6,700	103,180
Brocade Communications Systems, Inc.	780,600	8,313,390
Calix Networks, Inc. (a)	17,500	140,175
Ciena Corp. (a)	9,900	221,364
Cisco Systems, Inc.	1,482,376	38,363,890
CommScope Holding Co., Inc. (a)	348,900	11,286,915
EchoStar Holding Corp. Class A (a)	4,600	205,160
Extreme Networks, Inc. (a)	21,300	63,900
F5 Networks, Inc. (a)	114,935	13,954,258
Finisar Corp. (a)(b)	263,600	4,067,348
Harris Corp.	129,500	9,948,190
Infinera Corp. (a)	25,225	550,410
InterDigital, Inc.	50,500	2,498,235
Ixia (a)	117,800	1,822,366
Juniper Networks, Inc.	375,012	9,641,559
Lumentum Holdings, Inc. (a)	45,520	898,565
Mitel Networks Corp. (a)(b)	77,600	571,912
Motorola Solutions, Inc.	61,281	3,972,234
NETGEAR, Inc. (a)	16,950	514,941
Nokia Corp. sponsored ADR (b)	1,254,920	7,830,701
Plantronics, Inc.	70,500	3,747,780
Polycom, Inc. (a)	114,763	1,234,850
QUALCOMM, Inc.	671,319	37,983,229
Radware Ltd. (a)	203,100	3,779,691
Ruckus Wireless, Inc. (a)	440,300	4,984,196
Sandvine Corp. (U.K.) (a)	86,300	211,224
Sonus Networks, Inc. (a)	139,760	983,910
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	882,280	8,611,053
ViaSat, Inc. (a)	1,400	82,278
Viavi Solutions, Inc. (a)	227,600	1,222,212
Wi-Lan, Inc.	388,400	794,159
		191,985,795
Diversified Telecommunication Services - 0.1%
Alternative Carriers - 0.1%
Vonage Holdings Corp. (a)	54,300	301,365
Electronic Equipment & Components - 1.1%
Electronic Components - 0.2%
II-VI, Inc. (a)	23,900	403,671
Electronic Manufacturing Services - 0.9%
TE Connectivity Ltd.	32,100	1,903,209

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		2,306,880

Internet Software & Services - 1.3%
Internet Software & Services - 1.3%
Google, Inc.:
Class A (a)	1,000	647,820
Class C	1,355	837,729
Rackspace Hosting, Inc. (a)	14,900	453,109
Web.com Group, Inc. (a)	39,300	846,129
		2,784,787
Semiconductors & Semiconductor Equipment - 1.8%
Semiconductors - 1.8%
Broadcom Corp. Class A	11,200	578,704
EZchip Semiconductor Ltd. (a)(b)	16,200	371,304
GSI Technology, Inc. (a)	51,485	239,920
Marvell Technology Group Ltd.	110,000	1,239,700
Maxim Integrated Products, Inc.	26,700	898,989
Semtech Corp. (a)	21,000	355,950
		3,684,567
Software - 0.9%
Application Software - 0.1%
BroadSoft, Inc. (a)	1,900	59,964
Comverse, Inc. (a)	6,800	128,112
		188,076
Systems Software - 0.8%
Oracle Corp.	22,100	819,689
Rovi Corp. (a)	71,300	789,291
		1,608,980

TOTAL SOFTWARE		1,797,056

Technology Hardware, Storage & Peripherals - 3.0%
Technology Hardware, Storage & Peripherals - 3.0%
BlackBerry Ltd. (a)	435,400	3,302,898
Hewlett-Packard Co.	38,300	1,074,698
QLogic Corp. (a)	90,200	932,668
Samsung Electronics Co. Ltd.	1,024	942,889
		6,253,153
TOTAL COMMON STOCKS
(Cost $209,890,050)		209,113,603

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 0.15% (c)	133,113	133,113
Fidelity Securities Lending Cash Central Fund, 0.19% (c)(d)	5,618,300	5,618,300
TOTAL MONEY MARKET FUNDS
(Cost $5,751,413)		5,751,413
TOTAL INVESTMENT PORTFOLIO - 102.5%
(Cost $215,641,463)		214,865,016
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(5,252,601)
NET ASSETS - 100%		$209,612,415

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$990
Fidelity Securities Lending Cash Central Fund	34,533
Total	$35,523

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	82.0%
Sweden	4.1%
Finland	3.7%
France	3.6%
Canada	2.4%
Israel	2.2%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Communications Equipment Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,360,639) — See accompanying schedule: Unaffiliated issuers (cost $209,890,050)	$209,113,603
Fidelity Central Funds (cost $5,751,413)	5,751,413
Total Investments (cost $215,641,463)		$214,865,016
Cash		41,937
Receivable for investments sold		846,647
Receivable for fund shares sold		15,725
Dividends receivable		392,151
Distributions receivable from Fidelity Central Funds		1,038
Prepaid expenses		1,627
Other receivables		1,235
Total assets		216,165,376
Liabilities
Payable for investments purchased	$476,404
Payable for fund shares redeemed	284,741
Accrued management fee	100,019
Other affiliated payables	52,657
Other payables and accrued expenses	20,840
Collateral on securities loaned, at value	5,618,300
Total liabilities		6,552,961
Net Assets		$209,612,415
Net Assets consist of:
Paid in capital		$207,930,504
Undistributed net investment income		1,436,334
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,022,024
Net unrealized appreciation (depreciation) on investments		(776,447)
Net Assets, for 7,239,634 shares outstanding		$209,612,415
Net Asset Value, offering price and redemption price per share ($209,612,415 ÷ 7,239,634 shares)		$28.95

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2015 (Unaudited)
Investment Income
Dividends		$2,497,340
Income from Fidelity Central Funds (including $34,533 from security lending)		35,523
Total income		2,532,863
Expenses
Management fee	$660,267
Transfer agent fees	285,567
Accounting and security lending fees	47,704
Custodian fees and expenses	62,361
Independent trustees' compensation	2,142
Registration fees	14,327
Audit	21,594
Legal	3,248
Miscellaneous	1,681
Total expenses before reductions	1,098,891
Expense reductions	(12,476)	1,086,415
Net investment income (loss)		1,446,448
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,633,744
Foreign currency transactions	4,651
Total net realized gain (loss)		4,638,395
Change in net unrealized appreciation (depreciation) on: Investment securities	(35,749,684)
Assets and liabilities in foreign currencies	184
Total change in net unrealized appreciation (depreciation)		(35,749,500)
Net gain (loss)		(31,111,105)
Net increase (decrease) in net assets resulting from operations		$(29,664,657)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,446,448	$2,392,115
Net realized gain (loss)	4,638,395	21,974,008
Change in net unrealized appreciation (depreciation)	(35,749,500)	5,918,097
Net increase (decrease) in net assets resulting from operations	(29,664,657)	30,284,220
Distributions to shareholders from net investment income	(85,823)	(2,341,970)
Distributions to shareholders from net realized gain	(858,236)	(13,481,847)
Total distributions	(944,059)	(15,823,817)
Share transactions
Proceeds from sales of shares	6,784,010	29,367,762
Reinvestment of distributions	909,114	15,205,659
Cost of shares redeemed	(31,104,168)	(142,751,589)
Net increase (decrease) in net assets resulting from share transactions	(23,411,044)	(98,178,168)
Redemption fees	1,128	3,746
Total increase (decrease) in net assets	(54,018,632)	(83,714,019)
Net Assets
Beginning of period	263,631,047	347,345,066
End of period (including undistributed net investment income of $1,436,334 and undistributed net investment income of $75,709, respectively)	$209,612,415	$263,631,047
Other Information Shares
Sold	214,613	924,755
Issued in reinvestment of distributions	28,295	482,625
Redeemed	(995,143)	(4,535,265)
Net increase (decrease)	(752,235)	(3,127,885)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Communications Equipment Portfolio

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$32.99	$31.24	$24.31	$24.50	$29.60	$20.79
Income from Investment Operations
Net investment income (loss)B	.19	.28	.18	.14C	.03	(.10)
Net realized and unrealized gain (loss)	(4.11)	3.52	6.95	(.14)D	(5.10)	8.91
Total from investment operations	(3.92)	3.80	7.13	–	(5.07)	8.81
Distributions from net investment income	(.01)	(.30)	(.20)	(.17)	(.03)	–
Distributions from net realized gain	(.11)	(1.75)	–	–	–	–
Tax return of capital	–	–	–	(.02)	–	–
Total distributions	(.12)	(2.05)	(.20)	(.19)	(.03)	–
Redemption fees added to paid in capitalB,E	–	–	–	–	–	–
Net asset value, end of period	$28.95	$32.99	$31.24	$24.31	$24.50	$29.60
Total ReturnF,G	(11.92)%	12.49%	29.41%	.07%D	(17.13)%	42.38%
Ratios to Average Net AssetsH,I
Expenses before reductions	.91%J	.89%	.92%	.93%	.90%	.91%
Expenses net of fee waivers, if any	.91%J	.89%	.92%	.93%	.90%	.91%
Expenses net of all reductions	.90%J	.89%	.90%	.89%	.89%	.90%
Net investment income (loss)	1.20%J	.89%	.69%	.61%C	.12%	(.43)%
Supplemental Data
Net assets, end of period (000 omitted)	$209,612	$263,631	$347,345	$316,012	$332,598	$586,795
Portfolio turnover rateK	34%J	42%L	65%	54%	91%	85%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding these non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .18%.

 D Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounts to $.06 per share. Excluding these ligation proceeds, the total return would have been (.19)%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Computers Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	19.7	15.8
EMC Corp.	8.3	7.1
Hewlett-Packard Co.	8.1	6.6
IBM Corp.	6.7	5.6
SanDisk Corp.	5.1	4.6
Western Digital Corp.	5.0	6.4
Seagate Technology LLC	5.0	4.5
Google, Inc. Class A	4.7	3.0
Electronics for Imaging, Inc.	4.0	4.1
Canon, Inc. sponsored ADR	3.4	0.0
	70.0

Top Industries (% of fund's net assets)

As of August 31, 2015
Technology Hardware, Storage & Peripherals	71.7%
Internet Software & Services	11.8%
IT Services	9.4%
Communications Equipment	2.8%
Semiconductors & Semiconductor Equipment	1.6%
All Others*	2.7%

As of February 28, 2015
Technology Hardware, Storage & Peripherals	72.3%
IT Services	11.2%
Internet Software & Services	8.7%
Communications Equipment	2.8%
Semiconductors & Semiconductor Equipment	2.7%
All Others*	2.3%

* Includes short-term investments and net other assets (liabilities).

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Computers Portfolio

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Communications Equipment - 2.8%
Communications Equipment - 2.8%
QUALCOMM, Inc.	276,600	$15,650,028
Internet Software & Services - 11.8%
Internet Software & Services - 11.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	220,100	14,553,012
Facebook, Inc. Class A (b)	151,900	13,584,417
Google, Inc.:
Class A (b)	40,000	25,912,800
Class C	9,657	5,970,440
Twitter, Inc. (b)	195,700	5,438,503
		65,459,172
IT Services - 9.4%
Data Processing & Outsourced Services - 2.1%
MasterCard, Inc. Class A	43,500	4,018,095
Visa, Inc. Class A	102,200	7,286,860
		11,304,955
IT Consulting & Other Services - 7.3%
IBM Corp.	252,548	37,349,324
Teradata Corp. (b)	112,057	3,275,426
		40,624,750

TOTAL IT SERVICES		51,929,705

Semiconductors & Semiconductor Equipment - 1.6%
Semiconductors - 1.6%
Cirrus Logic, Inc. (b)	216,600	6,532,656
Micron Technology, Inc. (b)	137,800	2,261,298
		8,793,954
Technology Hardware, Storage & Peripherals - 71.7%
Technology Hardware, Storage & Peripherals - 71.7%
Apple, Inc.	970,448	109,427,716
Canon, Inc. sponsored ADR	621,300	18,937,224
Cray, Inc. (b)	13,800	292,422
Diebold, Inc.	424,700	13,216,664
Electronics for Imaging, Inc. (b)	512,915	22,450,290
EMC Corp.	1,863,878	46,354,646
Hewlett-Packard Co.	1,602,605	44,969,096
Lexmark International, Inc. Class A	476,400	14,282,472
NCR Corp. (b)	278,600	6,990,074
NetApp, Inc.	202,860	6,483,406
Nimble Storage, Inc. (a)(b)	547,500	14,596,350
QLogic Corp. (b)	907,500	9,383,550
Quantum Corp. (a)(b)	4,950,900	5,792,553
SanDisk Corp.	516,000	28,152,960
Seagate Technology LLC	538,700	27,689,180
Silicon Graphics International Corp. (a)(b)	67,100	335,500
Super Micro Computer, Inc. (b)	31,300	856,055
Western Digital Corp.	339,734	27,844,599
		398,054,757
TOTAL COMMON STOCKS
(Cost $432,663,338)		539,887,616

Money Market Funds - 7.9%
Fidelity Cash Central Fund, 0.15% (c)	11,851,074	11,851,074
Fidelity Securities Lending Cash Central Fund, 0.19% (c)(d)	31,924,075	31,924,075
TOTAL MONEY MARKET FUNDS
(Cost $43,775,149)		43,775,149
TOTAL INVESTMENT PORTFOLIO - 105.2%
(Cost $476,438,487)		583,662,765
NET OTHER ASSETS (LIABILITIES) - (5.2)%		(28,703,039)
NET ASSETS - 100%		$554,959,726

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,498
Fidelity Securities Lending Cash Central Fund	82,082
Total	$83,580

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Datalink Corp.	$15,196,124	$--	$14,792,124	$--	$--

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.0%
Ireland	5.0%
Japan	3.4%
Cayman Islands	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Computers Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $30,610,881) — See accompanying schedule: Unaffiliated issuers (cost $432,663,338)	$539,887,616
Fidelity Central Funds (cost $43,775,149)	43,775,149
Total Investments (cost $476,438,487)		$583,662,765
Receivable for investments sold		6,283,113
Receivable for fund shares sold		120,322
Dividends receivable		1,144,863
Distributions receivable from Fidelity Central Funds		12,523
Prepaid expenses		4,569
Other receivables		159,455
Total assets		591,387,610
Liabilities
Payable for investments purchased	$3,435,267
Payable for fund shares redeemed	651,806
Accrued management fee	259,882
Other affiliated payables	119,167
Other payables and accrued expenses	37,687
Collateral on securities loaned, at value	31,924,075
Total liabilities		36,427,884
Net Assets		$554,959,726
Net Assets consist of:
Paid in capital		$430,073,283
Undistributed net investment income		2,951,596
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		14,802,596
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		107,132,251
Net Assets, for 7,624,575 shares outstanding		$554,959,726
Net Asset Value, offering price and redemption price per share ($554,959,726 ÷ 7,624,575 shares)		$72.79

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2015 (Unaudited)
Investment Income
Dividends		$5,629,049
Income from Fidelity Central Funds (including $82,082 from security lending)		83,580
Total income		5,712,629
Expenses
Management fee	$1,910,976
Transfer agent fees	676,077
Accounting and security lending fees	126,418
Custodian fees and expenses	10,838
Independent trustees' compensation	6,329
Registration fees	15,967
Audit	18,795
Legal	6,050
Interest	6,019
Miscellaneous	4,630
Total expenses before reductions	2,782,099
Expense reductions	(46,080)	2,736,019
Net investment income (loss)		2,976,610
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,021,187
Other affiliated issuers	126,875
Foreign currency transactions	5,816
Total net realized gain (loss)		18,153,878
Change in net unrealized appreciation (depreciation) on: Investment securities	(108,562,105)
Assets and liabilities in foreign currencies	(10,375)
Total change in net unrealized appreciation (depreciation)		(108,572,480)
Net gain (loss)		(90,418,602)
Net increase (decrease) in net assets resulting from operations		$(87,441,992)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,976,610	$3,977,548
Net realized gain (loss)	18,153,878	19,825,223
Change in net unrealized appreciation (depreciation)	(108,572,480)	60,854,430
Net increase (decrease) in net assets resulting from operations	(87,441,992)	84,657,201
Distributions to shareholders from net investment income	(799,723)	(4,364,252)
Distributions to shareholders from net realized gain	–	(16,558,901)
Total distributions	(799,723)	(20,923,153)
Share transactions
Proceeds from sales of shares	13,689,333	195,542,539
Reinvestment of distributions	770,016	20,358,707
Cost of shares redeemed	(180,110,123)	(150,113,082)
Net increase (decrease) in net assets resulting from share transactions	(165,650,774)	65,788,164
Redemption fees	623	6,717
Total increase (decrease) in net assets	(253,891,866)	129,528,929
Net Assets
Beginning of period	808,851,592	679,322,663
End of period (including undistributed net investment income of $2,951,596 and undistributed net investment income of $774,709, respectively)	$554,959,726	$808,851,592
Other Information Shares
Sold	170,667	2,396,480
Issued in reinvestment of distributions	9,478	245,952
Redeemed	(2,268,549)	(1,931,757)
Net increase (decrease)	(2,088,404)	710,675

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Computers Portfolio

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$83.28	$75.46	$64.51	$64.89	$59.80	$43.59
Income from Investment Operations
Net investment income (loss)B	.34	.45	.59	.18	(.18)	(.25)
Net realized and unrealized gain (loss)	(10.74)	9.61	15.76	(.43)	5.27	16.46
Total from investment operations	(10.40)	10.06	16.35	(.25)	5.09	16.21
Distributions from net investment income	(.09)	(.47)	(.53)	(.13)	–	–
Distributions from net realized gain	–	(1.77)	(4.87)	–	–	–
Total distributions	(.09)	(2.24)	(5.40)	(.13)	–	–
Redemption fees added to paid in capitalB,C	–	–	–	–	–	–
Net asset value, end of period	$72.79	$83.28	$75.46	$64.51	$64.89	$59.80
Total ReturnD,E	(12.50)%	13.36%	27.13%	(.38)%	8.51%	37.19%
Ratios to Average Net AssetsF,G
Expenses before reductions	.80%H	.80%	.82%	.85%	.86%	.89%
Expenses net of fee waivers, if any	.79%H	.80%	.82%	.85%	.86%	.89%
Expenses net of all reductions	.78%H	.80%	.82%	.82%	.85%	.88%
Net investment income (loss)	.85%H	.57%	.86%	.29%	(.32)%	(.50)%
Supplemental Data
Net assets, end of period (000 omitted)	$554,960	$808,852	$679,323	$687,105	$758,713	$609,487
Portfolio turnover rateI	27%H	46%	35%	184%	193%	141%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Electronics Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Intel Corp.	14.2	9.3
Broadcom Corp. Class A	11.9	7.7
Avago Technologies Ltd.	6.6	0.0
Micron Technology, Inc.	5.7	4.2
Maxim Integrated Products, Inc.	5.3	4.0
Semtech Corp.	4.8	2.1
Analog Devices, Inc.	4.7	1.4
Marvell Technology Group Ltd.	4.3	3.8
QUALCOMM, Inc.	4.2	6.4
Intersil Corp. Class A	3.3	2.4
	65.0

Top Industries (% of fund's net assets)

As of August 31, 2015
Semiconductors & Semiconductor Equipment	84.7%
Technology Hardware, Storage & Peripherals	6.7%
Communications Equipment	4.2%
Electronic Equipment & Components	3.3%
Diversified Telecommunication Services	0.4%
All Others*	0.7%

As of February 28, 2015
Semiconductors & Semiconductor Equipment	71.3%
Communications Equipment	7.5%
Electronic Equipment & Components	6.8%
Technology Hardware, Storage & Peripherals	4.9%
Internet Software & Services	3.5%
All Others*	6.0%

* Includes short-term investments and net other assets (liabilities).

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Electronics Portfolio

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Biotechnology - 0.0%
Biotechnology - 0.0%
Arrowhead Research Corp. warrants 5/21/17 (a)	285,468	$3
Communications Equipment - 4.2%
Communications Equipment - 4.2%
QUALCOMM, Inc.	1,053,832	59,625,815
Diversified Telecommunication Services - 0.4%
Alternative Carriers - 0.4%
Intelsat SA (a)(b)	606,500	5,864,855
Electronic Equipment & Components - 3.0%
Electronic Components - 0.2%
Corning, Inc.	22,000	378,620
InvenSense, Inc. (a)	213,400	2,178,814
		2,557,434
Electronic Manufacturing Services - 2.8%
Jabil Circuit, Inc.	881,432	17,055,709
KEMET Corp. (a)	863,200	1,778,192
TTM Technologies, Inc. (a)	3,186,406	21,731,289
		40,565,190

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		43,122,624

Internet Software & Services - 0.0%
Internet Software & Services - 0.0%
Demand Media, Inc. (a)	27	127
Google, Inc. Class C	190	117,468
Rightside Group Ltd. (a)	27	209
		117,804
Semiconductors & Semiconductor Equipment - 84.4%
Semiconductor Equipment - 6.4%
Amkor Technology, Inc. (a)	2,104,967	11,366,822
Applied Materials, Inc.	1,940,600	31,214,551
KLA-Tencor Corp.	207,000	10,372,770
Lam Research Corp.	483,373	35,175,053
Xcerra Corp. (a)	507,800	3,178,828
		91,308,024
Semiconductors - 78.0%
Advanced Micro Devices, Inc. (a)(b)	3,486,500	6,310,565
Altera Corp.	276,500	13,424,075
Analog Devices, Inc.	1,190,489	66,500,716
Applied Micro Circuits Corp. (a)(b)	612,570	3,583,535
Atmel Corp.	4,893,100	39,976,627
Avago Technologies Ltd.	741,000	93,343,770
Broadcom Corp. Class A	3,272,506	169,090,385
Cavium, Inc. (a)	61,862	4,207,853
Cirrus Logic, Inc. (a)	394,690	11,903,850
Cree, Inc. (a)(b)	374,849	10,203,390
Cypress Semiconductor Corp.	1,271,900	12,719,000
Exar Corp. (a)	1,101,600	6,499,440
Freescale Semiconductor, Inc. (a)	714,538	25,530,443
Hua Hong Semiconductor Ltd. (a)	2,202,000	1,969,001
Intel Corp.	7,107,017	202,834,264
Intersil Corp. Class A	4,503,698	47,468,977
Marvell Technology Group Ltd.	5,459,396	61,527,393
Maxim Integrated Products, Inc.	2,257,025	75,994,032
MaxLinear, Inc. Class A (a)	205,900	2,048,705
MediaTek, Inc.	1,280,000	9,888,277
Microchip Technology, Inc. (b)	768,500	32,661,250
Micron Technology, Inc. (a)	4,920,940	80,752,625
Motech Industries, Inc.	1	1
NVIDIA Corp.	560,820	12,607,234
NXP Semiconductors NV (a)	96,523	8,170,672
PMC-Sierra, Inc. (a)	3,438,874	21,630,517
Qorvo, Inc. (a)	103,400	5,739,734
Sanken Electric Co. Ltd.	554,000	2,123,458
Semiconductor Manufacturing International Corp. (a)	29,115,000	2,532,782
Semtech Corp. (a)(c)	4,053,689	68,710,029
Silicon Laboratories, Inc. (a)	80,700	3,508,836
Texas Instruments, Inc.	145,460	6,958,806
		1,110,420,242

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,201,728,266

Technology Hardware, Storage & Peripherals - 6.7%
Technology Hardware, Storage & Peripherals - 6.7%
BlackBerry Ltd. (a)	1,400	10,626
Hewlett-Packard Co.	1,541,300	43,248,878
QLogic Corp. (a)	210,600	2,177,604
Samsung Electronics Co. Ltd.	31,455	28,963,452
SanDisk Corp.	41,200	2,247,872
Seagate Technology LLC	221,200	11,369,680
Western Digital Corp.	88,700	7,269,852
		95,287,964
TOTAL COMMON STOCKS
(Cost $1,488,101,471)		1,405,747,331
	Principal Amount	Value

Corporate Bonds - 0.6%
Convertible Bonds - 0.3%
Electronic Equipment & Components - 0.3%
Electronic Components - 0.3%
InvenSense, Inc. 1.75% 11/1/18	4,350,000	3,955,781
Nonconvertible Bonds - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Semiconductors - 0.3%
Advanced Micro Devices, Inc.:
7% 7/1/24	4,785,000	3,086,325
7.75% 8/1/20	2,270,000	1,486,850
		4,573,175
TOTAL CORPORATE BONDS
(Cost $9,958,397)		8,528,956
	Shares	Value

Money Market Funds - 3.8%
Fidelity Cash Central Fund, 0.15% (d)	6,462,521	6,462,521
Fidelity Securities Lending Cash Central Fund, 0.19% (d)(e)	47,874,660	47,874,660
TOTAL MONEY MARKET FUNDS
(Cost $54,337,181)		54,337,181
TOTAL INVESTMENT PORTFOLIO - 103.1%
(Cost $1,552,397,049)		1,468,613,468
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(44,842,626)
NET ASSETS - 100%		$1,423,770,842

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$27,933
Fidelity Securities Lending Cash Central Fund	231,115
Total	$259,048

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
MagnaChip Semiconductor Corp.	$10,903,713	$--	$16,416,585	$--	$--
Semtech Corp.	49,741,634	56,671,660	3,875,784	--	68,710,029
TTM Technologies, Inc.	53,948,528	4,386,127	34,043,742	--	--
Total	$114,593,875	$61,057,787	$54,336,111	$--	$68,710,029

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,405,747,331	$1,401,091,088	$4,656,243	$--
Corporate Bonds	8,528,956	--	8,528,956	--
Money Market Funds	54,337,181	54,337,181	--	--
Total Investments in Securities:	$1,468,613,468	$1,455,428,269	$13,185,199	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	82.3%
Singapore	6.6%
Bermuda	6.1%
Korea (South)	2.0%
Others (Individually Less Than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Electronics Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $45,867,972) — See accompanying schedule: Unaffiliated issuers (cost $1,403,134,777)	$1,345,566,258
Fidelity Central Funds (cost $54,337,181)	54,337,181
Other affiliated issuers (cost $94,925,091)	68,710,029
Total Investments (cost $1,552,397,049)		$1,468,613,468
Foreign currency held at value (cost $72,225)		72,225
Receivable for investments sold		12,346,533
Receivable for fund shares sold		334,870
Dividends receivable		4,519,783
Interest receivable		95,860
Distributions receivable from Fidelity Central Funds		94,976
Prepaid expenses		13,699
Other receivables		135,628
Total assets		1,486,227,042
Liabilities
Payable for investments purchased	$10,024,643
Payable for fund shares redeemed	3,462,253
Accrued management fee	672,690
Other affiliated payables	297,492
Other payables and accrued expenses	124,462
Collateral on securities loaned, at value	47,874,660
Total liabilities		62,456,200
Net Assets		$1,423,770,842
Net Assets consist of:
Paid in capital		$1,433,234,780
Undistributed net investment income		10,005,510
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		64,314,136
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(83,783,584)
Net Assets, for 19,022,986 shares outstanding		$1,423,770,842
Net Asset Value, offering price and redemption price per share ($1,423,770,842 ÷ 19,022,986 shares)		$74.84

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2015 (Unaudited)
Investment Income
Dividends		$17,098,440
Interest		387,510
Income from Fidelity Central Funds (including $231,115 from security lending)		259,048
Total income		17,744,998
Expenses
Management fee	$5,716,524
Transfer agent fees	1,791,640
Accounting and security lending fees	324,273
Custodian fees and expenses	60,733
Independent trustees' compensation	19,097
Depreciation in deferred trustee compensation account	(7)
Registration fees	55,797
Audit	22,227
Legal	16,864
Interest	5,304
Miscellaneous	11,776
Total expenses before reductions	8,024,228
Expense reductions	(267,551)	7,756,677
Net investment income (loss)		9,988,321
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	90,504,721
Other affiliated issuers	(9,319,715)
Foreign currency transactions	(28,581)
Total net realized gain (loss)		81,156,425
Change in net unrealized appreciation (depreciation) on: Investment securities	(325,641,528)
Assets and liabilities in foreign currencies	7,844
Total change in net unrealized appreciation (depreciation)		(325,633,684)
Net gain (loss)		(244,477,259)
Net increase (decrease) in net assets resulting from operations		$(234,488,938)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,988,321	$10,916,263
Net realized gain (loss)	81,156,425	300,293,041
Change in net unrealized appreciation (depreciation)	(325,633,684)	227,965,379
Net increase (decrease) in net assets resulting from operations	(234,488,938)	539,174,683
Distributions to shareholders from net investment income	(1,306,192)	(10,701,038)
Distributions to shareholders from net realized gain	(126,465,081)	(50,011,366)
Total distributions	(127,771,273)	(60,712,404)
Share transactions
Proceeds from sales of shares	161,215,693	1,265,212,788
Reinvestment of distributions	121,773,933	57,811,166
Cost of shares redeemed	(892,031,906)	(660,454,560)
Net increase (decrease) in net assets resulting from share transactions	(609,042,280)	662,569,394
Redemption fees	34,465	154,050
Total increase (decrease) in net assets	(971,268,026)	1,141,185,723
Net Assets
Beginning of period	2,395,038,868	1,253,853,145
End of period (including undistributed net investment income of $10,005,510 and undistributed net investment income of $1,323,381, respectively)	$1,423,770,842	$2,395,038,868
Other Information Shares
Sold	1,886,050	16,339,638
Issued in reinvestment of distributions	1,442,990	686,150
Redeemed	(11,079,098)	(8,604,455)
Net increase (decrease)	(7,750,058)	8,421,333

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Electronics Portfolio

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$89.46	$68.32	$49.82	$53.29	$53.36	$39.66
Income from Investment Operations
Net investment income (loss)B	.40	.47	.36	.17	.01	.06
Net realized and unrealized gain (loss)	(10.13)	23.21	18.53	(3.49)	(.02)	13.75
Total from investment operations	(9.73)	23.68	18.89	(3.32)	(.01)	13.81
Distributions from net investment income	(.05)	(.45)	(.32)	(.15)	(.06)	(.11)
Distributions from net realized gain	(4.84)	(2.10)	(.06)	–	–	–
Total distributions	(4.89)	(2.55)	(.39)C	(.15)	(.06)	(.11)
Redemption fees added to paid in capitalB	–D	.01	–D	–D	–D	–D
Net asset value, end of period	$74.84	$89.46	$68.32	$49.82	$53.29	$53.36
Total ReturnE,F	(11.49)%	34.91%	38.01%	(6.20)%	(.01)%	34.87%
Ratios to Average Net AssetsG,H
Expenses before reductions	.77%I	.78%	.82%	.84%	.84%	.86%
Expenses net of fee waivers, if any	.77%I	.78%	.82%	.84%	.84%	.86%
Expenses net of all reductions	.74%I	.77%	.79%	.82%	.83%	.86%
Net investment income (loss)	.96%I	.61%	.63%	.36%	.03%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$1,423,771	$2,395,039	$1,253,853	$953,784	$1,291,741	$1,387,264
Portfolio turnover rateJ	144%I	132%K	186%	118%	137%	101%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.39 per share is comprised of distributions from net investment income of $.322 and distributions from net realized gain of $.064 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

IT Services Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Visa, Inc. Class A	15.8	15.3
MasterCard, Inc. Class A	9.6	11.0
IBM Corp.	7.9	3.6
Cognizant Technology Solutions Corp. Class A	7.6	6.9
Accenture PLC Class A	4.8	3.9
Alliance Data Systems Corp.	4.0	3.9
Fidelity National Information Services, Inc.	3.5	4.7
PayPal Holdings, Inc.	2.7	0.0
Sabre Corp.	2.5	0.1
Endurance International Group Holdings, Inc.	2.3	3.7
	60.7

Top Industries (% of fund's net assets)

As of August 31, 2015
IT Services	86.3%
Internet Software & Services	6.1%
Technology Hardware, Storage & Peripherals	2.2%
Professional Services	1.6%
Diversified Consumer Services	0.6%
All Others*	3.2%

As of February 28, 2015
IT Services	83.0%
Internet Software & Services	8.5%
Technology Hardware, Storage & Peripherals	2.2%
Professional Services	1.5%
Software	1.4%
All Others*	3.4%

* Includes short-term investments and net other assets (liabilities).

Percentages shown as 0.0% may reflect amounts less than 0.05%.

IT Services Portfolio

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Diversified Consumer Services - 0.6%
Specialized Consumer Services - 0.6%
H&R Block, Inc.	263,100	$8,950,662
Internet & Catalog Retail - 0.5%
Internet Retail - 0.5%
Travelport Worldwide Ltd. (a)	624,024	8,268,318
Internet Software & Services - 6.1%
Internet Software & Services - 6.1%
Cvent, Inc. (b)	126,400	3,986,656
Endurance International Group Holdings, Inc. (a)(b)	2,290,732	35,025,292
GoDaddy, Inc. (a)(b)	899,800	22,566,984
Marketo, Inc. (a)(b)	129,770	3,634,858
Q2 Holdings, Inc. (b)	226,600	5,927,856
Rightside Group Ltd. (b)	9,454	73,269
Shopify, Inc. Class A	1,400	39,065
Web.com Group, Inc. (b)	807,008	17,374,882
Wix.com Ltd. (b)	188,817	3,729,136
Xoom Corp. (b)	1	25
		92,358,023
IT Services - 86.3%
Data Processing & Outsourced Services - 57.7%
Alliance Data Systems Corp. (b)	234,548	60,323,400
Amadeus IT Holding SA Class A	162,500	6,803,455
Automatic Data Processing, Inc.	1,000	77,320
Broadridge Financial Solutions, Inc.	7,800	411,762
Cardtronics, Inc. (b)	681,100	23,497,950
Cass Information Systems, Inc.	1,852	89,266
Computer Sciences Corp.	52,900	3,279,271
Convergys Corp.	44,300	1,001,180
CoreLogic, Inc. (b)	190,100	7,214,295
CSG Systems International, Inc.	100,070	3,093,164
DST Systems, Inc.	41,600	4,260,672
Euronet Worldwide, Inc. (b)	157,000	10,121,790
Everi Holdings, Inc. (b)	861,000	4,451,370
EVERTEC, Inc.	148,900	2,695,090
ExlService Holdings, Inc. (b)	882,470	31,927,765
Fidelity National Information Services, Inc.	778,200	53,742,492
Fiserv, Inc. (b)	292,700	24,958,529
FleetCor Technologies, Inc. (b)	211,600	31,562,256
Global Payments, Inc.	182,800	20,362,092
Heartland Payment Systems, Inc.	105,500	6,285,690
Higher One Holdings, Inc. (b)	2,001,200	3,962,376
Jack Henry & Associates, Inc.	1,600	108,736
MasterCard, Inc. Class A	1,586,600	146,554,242
Maximus, Inc.	83,100	5,031,705
MoneyGram International, Inc. (b)	752,849	6,579,900
Paychex, Inc.	1,800	80,388
PayPal Holdings, Inc. (b)	1,160,100	40,603,500
Sabre Corp.	1,403,700	38,208,714
Sykes Enterprises, Inc. (b)	37,200	935,580
Syntel, Inc. (b)	244,800	10,881,360
Teletech Holdings, Inc.	2,000	54,100
The Western Union Co.	5,100	94,044
Total System Services, Inc.	129,900	5,953,317
Vantiv, Inc. (b)	489,800	21,570,792
VeriFone Systems, Inc. (b)	793,900	24,801,436
Visa, Inc. Class A	3,363,748	239,835,232
WEX, Inc. (b)	190,800	18,036,324
WNS Holdings Ltd. sponsored ADR (b)	354,729	10,585,113
Xerox Corp.	783,500	7,968,195
		878,003,863
IT Consulting & Other Services - 28.6%
Accenture PLC Class A	775,100	73,068,677
Acxiom Corp. (b)	343,700	7,203,952
Booz Allen Hamilton Holding Corp. Class A	889,600	23,752,320
CACI International, Inc. Class A (b)	11,800	925,356
Capgemini SA	166,700	14,987,440
Ciber, Inc. (b)	607,500	2,077,650
Cognizant Technology Solutions Corp. Class A (b)	1,833,032	115,371,034
EPAM Systems, Inc. (b)	291,100	20,554,571
Forrester Research, Inc.	10,300	325,583
Gartner, Inc. Class A (b)	165,276	14,132,751
IBM Corp.	809,250	119,679,983
Leidos Holdings, Inc.	27,525	1,158,252
Luxoft Holding, Inc. (b)	210,050	12,831,955
Perficient, Inc. (b)	18,300	303,048
Science Applications International Corp.	70,800	3,452,916
Teradata Corp. (b)	3,500	102,305
Unisys Corp. (b)	132,196	1,741,021
Virtusa Corp. (b)	433,098	22,919,546
		434,588,360

TOTAL IT SERVICES		1,312,592,223

Professional Services - 1.6%
Human Resource & Employment Services - 0.5%
TriNet Group, Inc. (b)	425,100	7,158,684
Research & Consulting Services - 1.1%
ICF International, Inc. (b)	481,911	16,486,175

TOTAL PROFESSIONAL SERVICES		23,644,859

Software - 0.3%
Application Software - 0.3%
Globant SA (b)	189,771	5,161,771
Technology Hardware, Storage & Peripherals - 2.2%
Technology Hardware, Storage & Peripherals - 2.2%
Electronics for Imaging, Inc. (b)	530,400	23,215,608
EMC Corp.	143,200	3,561,384
Nimble Storage, Inc. (a)(b)	271,800	7,246,188
		34,023,180
TOTAL COMMON STOCKS
(Cost $1,181,885,043)		1,484,999,036

Money Market Funds - 5.8%
Fidelity Cash Central Fund, 0.15% (c)	31,379,020	31,379,020
Fidelity Securities Lending Cash Central Fund, 0.19% (c)(d)	56,682,100	56,682,100
TOTAL MONEY MARKET FUNDS
(Cost $88,061,120)		88,061,120
TOTAL INVESTMENT PORTFOLIO - 103.4%
(Cost $1,269,946,163)		1,573,060,156
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(51,316,925)
NET ASSETS - 100%		$1,521,743,231

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$29,771
Fidelity Securities Lending Cash Central Fund	647,728
Total	$677,499

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

IT Services Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $54,121,135) — See accompanying schedule: Unaffiliated issuers (cost $1,181,885,043)	$1,484,999,036
Fidelity Central Funds (cost $88,061,120)	88,061,120
Total Investments (cost $1,269,946,163)		$1,573,060,156
Receivable for fund shares sold		7,425,785
Dividends receivable		1,349,153
Distributions receivable from Fidelity Central Funds		32,265
Prepaid expenses		10,489
Other receivables		34,316
Total assets		1,581,912,164
Liabilities
Payable for investments purchased	$371,820
Payable for fund shares redeemed	2,106,597
Accrued management fee	697,082
Other affiliated payables	274,014
Other payables and accrued expenses	37,320
Collateral on securities loaned, at value	56,682,100
Total liabilities		60,168,933
Net Assets		$1,521,743,231
Net Assets consist of:
Paid in capital		$1,201,406,864
Accumulated net investment loss		(1,149,607)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		18,379,643
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		303,106,331
Net Assets, for 38,981,859 shares outstanding		$1,521,743,231
Net Asset Value, offering price and redemption price per share ($1,521,743,231 ÷ 38,981,859 shares)		$39.04

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2015 (Unaudited)
Investment Income
Dividends		$3,811,229
Interest		20
Income from Fidelity Central Funds (including $647,728 from security lending)		677,499
Total income		4,488,748
Expenses
Management fee	$3,305,991
Transfer agent fees	1,212,898
Accounting and security lending fees	198,588
Custodian fees and expenses	5,284
Independent trustees' compensation	9,175
Registration fees	86,469
Audit	25,190
Legal	5,927
Miscellaneous	7,309
Total expenses before reductions	4,856,831
Expense reductions	(68,958)	4,787,873
Net investment income (loss)		(299,125)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	28,784,936
Foreign currency transactions	46,411
Total net realized gain (loss)		28,831,347
Change in net unrealized appreciation (depreciation) on: Investment securities	(5,685,086)
Assets and liabilities in foreign currencies	(1,433)
Total change in net unrealized appreciation (depreciation)		(5,686,519)
Net gain (loss)		23,144,828
Net increase (decrease) in net assets resulting from operations		$22,845,703

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(299,125)	$(791,376)
Net realized gain (loss)	28,831,347	112,913,924
Change in net unrealized appreciation (depreciation)	(5,686,519)	(55,301,680)
Net increase (decrease) in net assets resulting from operations	22,845,703	56,820,868
Distributions to shareholders from net investment income	–	(115,078)
Distributions to shareholders from net realized gain	(30,828,993)	(71,266,576)
Total distributions	(30,828,993)	(71,381,654)
Share transactions
Proceeds from sales of shares	719,505,256	288,892,698
Reinvestment of distributions	29,655,491	68,706,176
Cost of shares redeemed	(161,473,345)	(1,054,650,724)
Net increase (decrease) in net assets resulting from share transactions	587,687,402	(697,051,850)
Redemption fees	41,430	38,282
Total increase (decrease) in net assets	579,745,542	(711,574,354)
Net Assets
Beginning of period	941,997,689	1,653,572,043
End of period (including accumulated net investment loss of $1,149,607 and accumulated net investment loss of $850,482, respectively)	$1,521,743,231	$941,997,689
Other Information Shares
Sold	18,110,461	7,872,885
Issued in reinvestment of distributions	768,875	1,874,758
Redeemed	(4,123,929)	(29,192,121)
Net increase (decrease)	14,755,407	(19,444,478)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — IT Services Portfolio

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$38.88	$37.86	$27.53	$23.77	$22.31	$17.08
Income from Investment Operations
Net investment income (loss)B	(.01)	(.03)	(.03)	(.02)C	(.05)	(.03)
Net realized and unrealized gain (loss)	1.36	4.06	11.42	4.08	1.86	5.26
Total from investment operations	1.35	4.03	11.39	4.06	1.81	5.23
Distributions from net investment income	–	(.01)	–	–	–	–
Distributions from net realized gain	(1.19)	(3.01)	(1.06)	(.30)	(.35)	–
Total distributions	(1.19)	(3.01)D	(1.06)	(.30)	(.35)	–
Redemption fees added to paid in capitalB,E	–	–	–	–	–	–
Net asset value, end of period	$39.04	$38.88	$37.86	$27.53	$23.77	$22.31
Total ReturnF,G	3.51%	11.16%	41.66%	17.22%	8.18%	30.62%
Ratios to Average Net AssetsH,I
Expenses before reductions	.81%J	.81%	.84%	.86%	.91%	.94%
Expenses net of fee waivers, if any	.80%J	.81%	.84%	.86%	.91%	.94%
Expenses net of all reductions	.79%J	.81%	.83%	.85%	.91%	.94%
Net investment income (loss)	(.05)%J	(.07)%	(.09)%	(.09)%C	(.24)%	(.16)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,521,743	$941,998	$1,653,572	$470,962	$249,124	$131,972
Portfolio turnover rateK	25%J	56%	74%	107%	143%	156%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.19) %.

 D Total distributions of $3.01 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $3.009 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Software and Computer Services Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	11.1	10.9
Google, Inc. Class C	10.1	9.9
Google, Inc. Class A	8.2	6.8
Visa, Inc. Class A	6.9	6.7
Oracle Corp.	5.7	6.2
Facebook, Inc. Class A	4.9	4.9
MasterCard, Inc. Class A	4.5	4.1
Salesforce.com, Inc.	3.4	3.7
Adobe Systems, Inc.	2.7	2.8
Citrix Systems, Inc.	2.3	1.4
	59.8

Top Industries (% of fund's net assets)

As of August 31, 2015
Internet Software & Services	33.0%
Software	30.7%
IT Services	22.1%
Communications Equipment	2.4%
Professional Services	2.2%
All Others*	9.6%

As of February 28, 2015
Internet Software & Services	31.2%
Software	31.1%
IT Services	22.0%
Media	3.0%
Professional Services	2.7%
All Others*	10.0%

* Includes short-term investments and net other assets (liabilities).

Software and Computer Services Portfolio

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Commercial Services & Supplies - 0.2%
Security & Alarm Services - 0.2%
Mix Telematics Ltd.	24,490,396	$5,891,665
Communications Equipment - 2.4%
Communications Equipment - 2.4%
QUALCOMM, Inc.	1,120,000	63,369,600
Sonus Networks, Inc. (a)	643,200	4,528,128
		67,897,728
Consumer Finance - 0.6%
Consumer Finance - 0.6%
American Express Co.	218,000	16,724,960
Diversified Consumer Services - 1.9%
Education Services - 0.3%
Chegg, Inc. (a)(b)	936,200	6,955,966
Specialized Consumer Services - 1.6%
H&R Block, Inc.	1,352,191	46,001,538

TOTAL DIVERSIFIED CONSUMER SERVICES		52,957,504

Diversified Telecommunication Services - 0.7%
Alternative Carriers - 0.7%
inContact, Inc. (a)	2,623,756	19,809,358
Electronic Equipment & Components - 1.8%
Electronic Manufacturing Services - 1.8%
Trimble Navigation Ltd. (a)	2,648,200	50,050,980
Internet & Catalog Retail - 0.7%
Internet Retail - 0.7%
Groupon, Inc. Class A (a)(b)	4,294,500	19,325,250
Internet Software & Services - 33.0%
Internet Software & Services - 33.0%
Actua Corp. (a)	429,389	6,110,205
Alibaba Group Holding Ltd. sponsored ADR	344,700	22,791,564
Bazaarvoice, Inc. (a)(b)	1,127,200	5,850,168
ChannelAdvisor Corp. (a)(b)	519,212	5,908,633
Cvent, Inc. (a)	220,200	6,945,108
Demandware, Inc. (a)	36,450	2,033,546
Endurance International Group Holdings, Inc. (a)	804,900	12,306,921
Facebook, Inc. Class A (a)	1,531,700	136,979,931
Google, Inc.:
Class A (a)	357,200	231,401,304
Class C	458,660	283,566,545
GrubHub, Inc. (a)	201,100	5,319,095
LinkedIn Corp. Class A (a)	59,400	10,727,640
Marketo, Inc. (a)	154,800	4,335,948
New Relic, Inc.	192,600	6,271,056
NIC, Inc.	552,300	10,405,332
Opower, Inc. (a)(b)	503,500	4,561,710
Pandora Media, Inc. (a)	328,200	5,887,908
Rackspace Hosting, Inc. (a)	739,500	22,488,195
SciQuest, Inc. (a)	412,857	4,533,170
Shutterstock, Inc. (a)(b)	409,500	13,722,345
Textura Corp. (a)	264,500	6,839,970
Twitter, Inc. (a)	1,554,300	43,193,997
Web.com Group, Inc. (a)	878,434	18,912,684
Yahoo!, Inc. (a)	1,678,559	54,116,742
Yelp, Inc. (a)(b)	176,400	4,282,992
		929,492,709
IT Services - 22.1%
Data Processing & Outsourced Services - 18.7%
Alliance Data Systems Corp. (a)	21,400	5,503,866
EVERTEC, Inc.	946,100	17,124,410
ExlService Holdings, Inc. (a)	496,010	17,945,642
Fidelity National Information Services, Inc.	729,700	50,393,082
MasterCard, Inc. Class A	1,357,200	125,364,564
The Western Union Co.	862,100	15,897,124
Total System Services, Inc.	334,000	15,307,220
Vantiv, Inc. (a)	242,700	10,688,508
Visa, Inc. Class A	2,735,320	195,028,316
WEX, Inc. (a)	215,700	20,390,121
WNS Holdings Ltd. sponsored ADR (a)	1,438,354	42,920,483
Xerox Corp.	1,061,600	10,796,472
		527,359,808
IT Consulting & Other Services - 3.4%
IBM Corp.	360,800	53,358,712
Lionbridge Technologies, Inc. (a)(c)	5,347,575	28,502,575
Unisys Corp. (a)	979,300	12,897,381
		94,758,668

TOTAL IT SERVICES		622,118,476

Media - 0.8%
Advertising - 0.8%
Aimia, Inc.	114,958	1,001,382
MDC Partners, Inc. Class A (sub. vtg.)	1,106,181	21,725,391
		22,726,773
Professional Services - 2.2%
Research & Consulting Services - 2.2%
ICF International, Inc. (a)(c)	1,824,936	62,431,061
Software - 30.5%
Application Software - 11.4%
Adobe Systems, Inc. (a)	952,500	74,837,925
Cadence Design Systems, Inc. (a)	986,700	19,753,734
Citrix Systems, Inc. (a)	963,800	65,644,418
Parametric Technology Corp. (a)	668,000	22,124,160
RealPage, Inc. (a)	192,800	3,549,448
Salesforce.com, Inc. (a)	1,379,126	95,656,179
Workday, Inc. Class A (a)	356,000	25,012,560
Zendesk, Inc. (a)	680,200	14,066,536
		320,644,960
Home Entertainment Software - 0.7%
Activision Blizzard, Inc.	747,900	21,412,377
Systems Software - 18.4%
CommVault Systems, Inc. (a)	124,137	4,449,070
Microsoft Corp.	7,174,300	312,225,537
Oracle Corp.	4,339,000	160,933,510
Rovi Corp. (a)(b)	1,514,200	16,762,194
Symantec Corp.	773,800	15,855,162
Varonis Systems, Inc. (a)(b)	376,879	7,462,204
		517,687,677

TOTAL SOFTWARE		859,745,014

Technology Hardware, Storage & Peripherals - 0.9%
Technology Hardware, Storage & Peripherals - 0.9%
EMC Corp.	1,090,200	27,113,274
Wireless Telecommunication Services - 0.2%
Wireless Telecommunication Services - 0.2%
RingCentral, Inc. (a)	294,300	5,064,903
TOTAL COMMON STOCKS
(Cost $2,012,533,492)		2,761,349,655

Convertible Preferred Stocks - 0.2%
Software - 0.2%
Application Software - 0.2%
Deem, Inc. (a)(d)
(Cost $8,064,516)	2,497,881	6,519,469

Money Market Funds - 3.3%
Fidelity Cash Central Fund, 0.15% (e)	44,061,514	44,061,514
Fidelity Securities Lending Cash Central Fund, 0.19% (e)(f)	47,684,475	47,684,475
TOTAL MONEY MARKET FUNDS
(Cost $91,745,989)		91,745,989
TOTAL INVESTMENT PORTFOLIO - 101.5%
(Cost $2,112,343,997)		2,859,615,113
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(42,223,775)
NET ASSETS - 100%		$2,817,391,338

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,519,469 or 0.2% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Deem, Inc.	9/19/13	$8,064,516

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$ 59,248
Fidelity Securities Lending Cash Central Fund	279,115
Total	$338,363

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
E2open, Inc.	$13,347,484	$--	$13,394,208	$--	$--
ICF International, Inc.	81,216,278	--	4,276,363	--	62,431,061
Lionbridge Technologies, Inc.	35,222,828	--	5,582,861	--	28,502,575
MDC Partners, Inc. Class A (sub. vtg.)	89,859,570	--	50,418,039	1,379,099	--
Web.com Group, Inc.	51,303,292	--	45,942,747	--	--
WNS Holdings Ltd. sponsored ADR	71,644,587	--	40,848,285	--	--
Total	$342,594,039	$--	$160,462,503	$1,379,099	$90,933,636

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,761,349,655	$2,761,349,655	$--	$--
Convertible Preferred Stocks	6,519,469	--	--	6,519,469
Money Market Funds	91,745,989	91,745,989	--	--
Total Investments in Securities:	$2,859,615,113	$2,853,095,644	$--	$6,519,469

See accompanying notes which are an integral part of the financial statements.

Software and Computer Services Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $45,745,244) — See accompanying schedule: Unaffiliated issuers (cost $1,947,850,800)	$2,676,935,488
Fidelity Central Funds (cost $91,745,989)	91,745,989
Other affiliated issuers (cost $72,747,208)	90,933,636
Total Investments (cost $2,112,343,997)		$2,859,615,113
Receivable for investments sold		6,083,370
Receivable for fund shares sold		1,727,225
Dividends receivable		4,021,419
Distributions receivable from Fidelity Central Funds		57,732
Prepaid expenses		21,120
Other receivables		202,374
Total assets		2,871,728,353
Liabilities
Payable for investments purchased	$3,076,964
Payable for fund shares redeemed	1,645,884
Accrued management fee	1,336,885
Other affiliated payables	497,080
Other payables and accrued expenses	95,727
Collateral on securities loaned, at value	47,684,475
Total liabilities		54,337,015
Net Assets		$2,817,391,338
Net Assets consist of:
Paid in capital		$1,986,063,225
Undistributed net investment income		1,424,832
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		82,710,478
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		747,192,803
Net Assets, for 24,808,262 shares outstanding		$2,817,391,338
Net Asset Value, offering price and redemption price per share ($2,817,391,338 ÷ 24,808,262 shares)		$113.57

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2015 (Unaudited)
Investment Income
Dividends (including $1,379,099 earned from other affiliated issuers)		$12,170,085
Interest		9
Income from Fidelity Central Funds (including $279,115 from security lending)		338,363
Total income		12,508,457
Expenses
Management fee	$7,993,796
Transfer agent fees	2,569,433
Accounting and security lending fees	435,429
Custodian fees and expenses	25,507
Independent trustees' compensation	24,907
Registration fees	45,509
Audit	26,540
Legal	19,475
Miscellaneous	20,288
Total expenses before reductions	11,160,884
Expense reductions	(132,853)	11,028,031
Net investment income (loss)		1,480,426
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	50,588,353
Other affiliated issuers	33,204,075
Foreign currency transactions	(19,643)
Total net realized gain (loss)		83,772,785
Change in net unrealized appreciation (depreciation) on: Investment securities	(162,696,654)
Assets and liabilities in foreign currencies	(11,683)
Total change in net unrealized appreciation (depreciation)		(162,708,337)
Net gain (loss)		(78,935,552)
Net increase (decrease) in net assets resulting from operations		$(77,455,126)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,480,426	$(4,676,943)
Net realized gain (loss)	83,772,785	345,090,319
Change in net unrealized appreciation (depreciation)	(162,708,337)	(213,840,902)
Net increase (decrease) in net assets resulting from operations	(77,455,126)	126,572,474
Distributions to shareholders from net realized gain	(69,544,038)	(318,048,641)
Share transactions
Proceeds from sales of shares	229,385,883	613,896,141
Reinvestment of distributions	66,823,885	306,040,231
Cost of shares redeemed	(344,620,693)	(1,560,250,010)
Net increase (decrease) in net assets resulting from share transactions	(48,410,925)	(640,313,638)
Redemption fees	9,695	76,611
Total increase (decrease) in net assets	(195,400,394)	(831,713,194)
Net Assets
Beginning of period	3,012,791,732	3,844,504,926
End of period (including undistributed net investment income of $1,424,832 and accumulated net investment loss of $55,594, respectively)	$2,817,391,338	$3,012,791,732
Other Information Shares
Sold	1,949,827	5,243,985
Issued in reinvestment of distributions	579,817	2,681,318
Redeemed	(2,959,080)	(13,597,758)
Net increase (decrease)	(429,436)	(5,672,455)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Software and Computer Services Portfolio

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$119.38	$124.38	$87.97	$89.96	$91.63	$72.29
Income from Investment Operations
Net investment income (loss)B	.06	(.17)	.06	.04	(.06)	(.11)
Net realized and unrealized gain (loss)	(3.07)	7.26	41.95	7.25	10.39	22.28
Total from investment operations	(3.01)	7.09	42.01	7.29	10.33	22.17
Distributions from net investment income	–	–	–	(.78)C	–	–
Distributions from net realized gain	(2.80)	(12.09)	(5.60)	(8.50)C	(12.00)	(2.83)
Total distributions	(2.80)	(12.09)	(5.60)	(9.28)	(12.00)	(2.83)
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$113.57	$119.38	$124.38	$87.97	$89.96	$91.63
Total ReturnE,F	(2.55)%	6.33%	48.18%	8.85%	13.08%	30.85%
Ratios to Average Net AssetsG,H
Expenses before reductions	.77%I	.77%	.79%	.82%	.82%	.84%
Expenses net of fee waivers, if any	.76%I	.77%	.79%	.82%	.82%	.84%
Expenses net of all reductions	.76%I	.77%	.78%	.80%	.81%	.83%
Net investment income (loss)	.10%I	(.15)%	.06%	.04%	(.07)%	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,817,391	$3,012,792	$3,844,505	$2,027,731	$1,621,616	$1,299,253
Portfolio turnover rateJ	32%I	53%	87%	96%	238%	189%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Technology Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	12.4	15.4
Google, Inc. Class C	5.5	4.5
Google, Inc. Class A	5.2	4.4
Facebook, Inc. Class A	5.0	6.5
Yahoo!, Inc.	3.1	2.7
QUALCOMM, Inc.	2.7	2.5
Microsoft Corp.	2.5	0.0
Marvell Technology Group Ltd.	2.1	1.1
Hewlett-Packard Co.	2.0	1.5
Visa, Inc. Class A	2.0	1.7
	42.5

Top Industries (% of fund's net assets)

As of August 31, 2015
Internet Software & Services	28.1%
Technology Hardware, Storage & Peripherals	17.1%
Software	14.3%
Semiconductors & Semiconductor Equipment	12.5%
IT Services	7.0%
All Others*	21.0%

As of February 28, 2015
Internet Software & Services	29.1%
Technology Hardware, Storage & Peripherals	18.4%
Software	12.7%
Semiconductors & Semiconductor Equipment	9.1%
Communications Equipment	7.6%
All Others*	23.1%

* Includes short-term investments and net other assets (liabilities).

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Technology Portfolio

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Auto Components - 0.0%
Auto Parts & Equipment - 0.0%
NOK Corp.	44,400	$1,091,425
Weifu High-Technology Co. Ltd. (B Shares)	98,200	262,161
		1,353,586
Automobiles - 1.6%
Automobile Manufacturers - 1.6%
Tesla Motors, Inc. (a)(b)	174,156	43,375,293
Banks - 0.8%
Diversified Banks - 0.8%
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Warrant Program) warrants 11/27/17 (a)(c)	3,919,700	18,009,975
Midea Group ELS (BNP Paribas Arbitrage Warrant Program) warrants 1/6/16 (a)(c)	621,700	2,807,030
		20,817,005
Biotechnology - 0.1%
Biotechnology - 0.1%
JHL Biotech, Inc. (d)	507,721	1,898,877
Chemicals - 0.2%
Specialty Chemicals - 0.2%
Duk San Neolux Co. Ltd. (a)	192,897	2,731,952
JSR Corp.	15,900	249,263
Nitto Denko Corp.	21,600	1,447,552
		4,428,767
Communications Equipment - 5.5%
Communications Equipment - 5.5%
BYD Electronic International Co. Ltd.	2,900,500	1,676,665
Ciena Corp. (a)(b)	459,300	10,269,948
Cisco Systems, Inc.	1,315,800	34,052,904
CommScope Holding Co., Inc. (a)	656,800	21,247,480
Ixia (a)	297,176	4,597,313
Juniper Networks, Inc.	1,056	27,150
Palo Alto Networks, Inc. (a)	10,000	1,642,200
QUALCOMM, Inc.	1,325,900	75,019,422
Radware Ltd. (a)	1,163	21,643
		148,554,725
Construction Materials - 0.0%
Construction Materials - 0.0%
Universal Cement Corp.	894,744	579,679
Diversified Consumer Services - 0.8%
Education Services - 0.8%
New Oriental Education & Technology Group, Inc. sponsored ADR	991,131	20,308,274
TAL Education Group ADR (a)	44,300	1,358,681
		21,666,955
Specialized Consumer Services - 0.0%
LifeLock, Inc. (a)(b)	1,500	12,675

TOTAL DIVERSIFIED CONSUMER SERVICES		21,679,630

Diversified Telecommunication Services - 0.1%
Alternative Carriers - 0.1%
8x8, Inc. (a)	489,000	3,779,970
Electrical Equipment - 0.8%
Electrical Components & Equipment - 0.8%
Lumenpulse, Inc. (a)	40,300	454,891
Nidec Corp.	53,400	4,181,059
OSRAM Licht AG	335,075	17,732,368
		22,368,318
Electronic Equipment & Components - 3.5%
Electronic Components - 1.5%
Alps Electric Co. Ltd.	144,500	4,515,570
AU Optronics Corp.	9,216,000	2,933,856
Japan Aviation Electronics Industry Ltd.	1,000	18,253
Largan Precision Co. Ltd.	2,000	185,898
Ledlink Optics, Inc.	1,567,914	2,195,688
Murata Manufacturing Co. Ltd.	10,700	1,541,265
OMRON Corp.	76,000	2,847,750
Samsung SDI Co. Ltd.	70,883	5,064,441
Sunny Optical Technology Group Co. Ltd.	6,072,000	10,122,546
Taiyo Yuden Co. Ltd.	113,000	1,376,976
TDK Corp.	22,600	1,402,182
TPK Holding Co. Ltd.	1,077,000	2,701,533
Universal Display Corp. (a)	600	22,104
Yageo Corp.	3,709,217	5,257,131
Yaskawa Electric Corp.	1,900	21,628
		40,206,821
Electronic Equipment & Instruments - 0.3%
Chroma ATE, Inc.	3,293,644	5,453,758
Cognex Corp.	62,900	2,236,724
Keyence Corp.	500	231,459
		7,921,941
Electronic Manufacturing Services - 1.5%
AAC Technology Holdings, Inc.	544,500	3,066,745
Trimble Navigation Ltd. (a)	1,925,821	36,398,017
		39,464,762
Technology Distributors - 0.2%
Digital China Holdings Ltd. (H Shares)	7,644,000	6,687,224

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		94,280,748

Health Care Equipment & Supplies - 0.1%
Health Care Equipment - 0.1%
Intai Technology Corp.	967,000	2,800,612
Olympus Corp.	8,000	290,652
		3,091,264
Health Care Providers & Services - 0.0%
Managed Health Care - 0.0%
HealthEquity, Inc. (a)	1,100	32,252
Health Care Technology - 0.7%
Health Care Technology - 0.7%
athenahealth, Inc. (a)(b)	120,926	16,079,530
M3, Inc.	56,600	1,309,593
Medidata Solutions, Inc. (a)	27,400	1,315,748
		18,704,871
Hotels, Restaurants & Leisure - 0.2%
Casinos & Gaming - 0.2%
500.com Ltd. sponsored ADR Class A (a)(b)	354,329	5,531,076
Household Durables - 0.3%
Consumer Electronics - 0.3%
Sky Light Holdings Ltd.	530,000	187,379
Skyworth Digital Holdings Ltd.	590,000	340,295
Sony Corp. (a)	220,100	5,675,497
Sony Corp. sponsored ADR (a)	89,000	2,294,420
TCL Multimedia Technology Holdings Ltd.	616,000	276,602
		8,774,193
Internet & Catalog Retail - 2.5%
Internet Retail - 2.5%
Amazon.com, Inc. (a)	13,500	6,924,015
ASOS PLC (a)	6,400	294,035
Groupon, Inc. Class A (a)(b)	3,719,800	16,739,100
JD.com, Inc. sponsored ADR (a)	132,800	3,436,864
Jumei International Holding Ltd. sponsored ADR (a)(b)	2,712,087	28,042,980
MySale Group PLC (a)	42,200	34,968
Priceline Group, Inc. (a)	100	124,864
Qunar Cayman Islands Ltd. sponsored ADR (a)	56,465	1,835,113
Travelport Worldwide Ltd.	156,100	2,068,325
Vipshop Holdings Ltd. ADR (a)	519,780	9,350,842
zulily, Inc. Class A (a)	1,900	33,725
		68,884,831
Internet Software & Services - 27.3%
Internet Software & Services - 27.3%
58.com, Inc. ADR (a)(b)	349,764	15,900,271
Alibaba Group Holding Ltd. sponsored ADR	18,800	1,243,056
Baidu.com, Inc. sponsored ADR (a)	166,800	24,561,300
Bitauto Holdings Ltd. ADR (a)	59,734	1,603,858
ChannelAdvisor Corp. (a)	241,600	2,749,408
Constant Contact, Inc. (a)	800	19,808
Cornerstone OnDemand, Inc. (a)	181,286	6,479,162
Cvent, Inc. (a)	133,064	4,196,839
Demandware, Inc. (a)	60,874	3,396,160
DeNA Co. Ltd.	580,800	10,593,556
eBay, Inc. (a)	4,800	130,128
Endurance International Group Holdings, Inc. (a)	1,058,920	16,190,887
Facebook, Inc. Class A (a)	1,529,974	136,825,575
Google, Inc.:
Class A (a)	218,603	141,615,395
Class C	240,368	148,607,516
HomeAway, Inc. (a)	488,701	14,020,832
Hortonworks, Inc.	2,800	66,528
LendingClub Corp. (b)	1,100	13,805
LinkedIn Corp. Class A (a)	1,500	270,900
Marketo, Inc. (a)(b)	227,964	6,385,272
Momo, Inc. ADR (b)	20,777	242,260
NAVER Corp.	24,798	10,389,462
New Relic, Inc.	800	26,048
NIC, Inc.	119,768	2,256,429
Q2 Holdings, Inc. (a)	1,400	36,624
Qihoo 360 Technology Co. Ltd. ADR (a)	199,521	10,548,675
Rackspace Hosting, Inc. (a)	55,891	1,699,645
Renren, Inc. ADR (a)(b)	295,600	937,052
SciQuest, Inc. (a)	344,142	3,778,679
SINA Corp. (a)	59,100	2,290,125
Sohu.com, Inc. (a)(b)	31,200	1,476,696
SouFun Holdings Ltd. ADR (b)	1,198,000	6,541,080
Textura Corp. (a)	450,781	11,657,197
Twitter, Inc. (a)	246,000	6,836,340
Web.com Group, Inc. (a)	383,898	8,265,324
Weibo Corp. sponsored ADR (a)(b)	102,300	1,240,899
Xunlei Ltd. sponsored ADR (a)	1,027,755	8,129,542
Yahoo!, Inc. (a)	2,608,600	84,101,264
Yelp, Inc. (a)(b)	199,524	4,844,443
Youku Tudou, Inc. ADR (a)(b)	2,272,007	37,738,036
YY, Inc. ADR (a)(b)	49,804	2,720,294
Zillow Group, Inc. (a)(b)	19,598	497,397
Zillow Group, Inc. Class C (a)(b)	39,196	966,573
		742,090,340
IT Services - 7.0%
Data Processing & Outsourced Services - 6.0%
Euronet Worldwide, Inc. (a)	47,901	3,088,177
Fidelity National Information Services, Inc.	506,168	34,955,962
FleetCor Technologies, Inc. (a)	102,600	15,303,816
Optimal Payments PLC (a)	2,968,641	14,486,107
PayPal Holdings, Inc. (a)	4,800	168,000
Total System Services, Inc.	467,899	21,443,811
Vantiv, Inc. (a)	440,300	19,390,812
Visa, Inc. Class A	758,500	54,081,050
		162,917,735
IT Consulting & Other Services - 1.0%
Cognizant Technology Solutions Corp. Class A (a)	430,312	27,083,837
EPAM Systems, Inc. (a)	5,305	374,586
Virtusa Corp. (a)	600	31,752
		27,490,175

TOTAL IT SERVICES		190,407,910

Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	4,000	169,040
Machinery - 1.0%
Construction Machinery & Heavy Trucks - 0.8%
Zhengzhou Yutong Bus Co. Ltd.	7,639,409	22,499,859
Industrial Machinery - 0.2%
Harmonic Drive Systems, Inc. (b)	96,700	1,498,178
Minebea Ltd.	257,000	3,067,277
		4,565,455

TOTAL MACHINERY		27,065,314

Media - 0.9%
Advertising - 0.1%
iCar Asia Ltd. (a)	2,268,088	1,065,296
Cable & Satellite - 0.2%
Naspers Ltd. Class N	45,302	5,872,795
Movies & Entertainment - 0.4%
Bona Film Group Ltd. sponsored ADR (a)	371,278	4,303,112
IMAX Corp. (a)	217,100	6,806,085
		11,109,197
Publishing - 0.2%
NEXT Co. Ltd.	39,300	235,243
Schibsted ASA:
(A Shares)	97,366	3,179,111
(B Shares) (a)	97,288	3,034,259
		6,448,613

TOTAL MEDIA		24,495,901

Professional Services - 0.5%
Human Resource & Employment Services - 0.4%
51job, Inc. sponsored ADR (a)	800	21,448
WageWorks, Inc. (a)	227,900	10,212,199
		10,233,647
Research & Consulting Services - 0.1%
ICF International, Inc. (a)	61,500	2,103,915
Verisk Analytics, Inc. (a)	400	29,232
		2,133,147

TOTAL PROFESSIONAL SERVICES		12,366,794

Real Estate Management & Development - 0.0%
Real Estate Development - 0.0%
Greenland Hong Kong Holdings Ltd. (a)	1,966,000	865,034
Semiconductors & Semiconductor Equipment - 12.5%
Semiconductor Equipment - 0.4%
Amkor Technology, Inc. (a)	76,220	411,588
EO Technics Co. Ltd.	14,623	1,334,107
Hermes Microvision, Inc.	43,000	1,826,352
Nanometrics, Inc. (a)	21,591	299,899
Rubicon Technology, Inc. (a)(b)	1,264,318	1,770,045
SunEdison, Inc. (a)	1,300	13,520
Ultratech, Inc. (a)	222,400	3,825,280
		9,480,791
Semiconductors - 12.1%
Advanced Semiconductor Engineering, Inc.	4,868,000	4,921,188
Advanced Semiconductor Engineering, Inc. sponsored ADR	769,025	3,783,603
Analog Devices, Inc.	4,900	273,714
Atmel Corp.	3,169,500	25,894,815
Avago Technologies Ltd.	46,500	5,857,605
Broadcom Corp. Class A	487,619	25,195,274
Cavium, Inc. (a)	92,100	6,264,642
Chipbond Technology Corp.	3,810,000	5,558,278
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	115,924	2,155,027
Cirrus Logic, Inc. (a)	41,000	1,236,560
Cypress Semiconductor Corp.	144,400	1,444,000
Everlight Electronics Co. Ltd.	4,410,000	5,307,039
Fairchild Semiconductor International, Inc. (a)	40,800	554,880
Freescale Semiconductor, Inc. (a)	187,127	6,686,048
Genesis Photonics, Inc. (a)	5,306,208	1,141,559
Hua Hong Semiconductor Ltd. (a)	4,017,000	3,591,952
Inotera Memories, Inc. (a)	10,292,000	6,208,587
Intel Corp.	453,500	12,942,890
Intersil Corp. Class A	630,685	6,647,420
King Yuan Electronics Co. Ltd.	638,000	410,397
Lextar Electronics Corp.	810,000	341,541
MagnaChip Semiconductor Corp. (a)(b)	295,035	2,522,549
Marvell Technology Group Ltd.	4,966,459	55,971,993
Maxim Integrated Products, Inc.	600,400	20,215,468
Melexis NV	567	28,259
Micron Technology, Inc. (a)	921,900	15,128,379
Microsemi Corp. (a)	412,193	13,091,250
Monolithic Power Systems, Inc.	129,695	6,237,033
Novatek Microelectronics Corp.	49,000	164,384
ON Semiconductor Corp. (a)	382,900	3,658,610
PMC-Sierra, Inc. (a)	594,600	3,740,034
Power Integrations, Inc.	75,500	2,963,375
Qorvo, Inc. (a)	502,117	27,872,515
Radiant Opto-Electronics Corp.	2,849,000	8,312,616
Sanken Electric Co. Ltd.	642,000	2,460,758
Semiconductor Manufacturing International Corp. sponsored ADR (a)	40,300	173,290
Semtech Corp. (a)	477,976	8,101,693
Silicon Laboratories, Inc. (a)	59,240	2,575,755
Siliconware Precision Industries Co. Ltd.	6,845,000	8,263,044
Siliconware Precision Industries Co. Ltd. sponsored ADR (b)	1,768,800	10,913,496
STMicroelectronics NV	2,860	20,741
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	211,900	4,212,572
United Microelectronics Corp. sponsored ADR	402,600	656,238
Vanguard International Semiconductor Corp.	5,089,000	5,795,236
		329,496,307

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		338,977,098

Software - 14.3%
Application Software - 6.7%
Adobe Systems, Inc. (a)	335,739	26,379,013
ANSYS, Inc. (a)	314	27,820
Autodesk, Inc. (a)	168,500	7,877,375
Blackbaud, Inc.	32,000	1,828,480
Citrix Systems, Inc. (a)	421,507	28,708,842
Guidewire Software, Inc. (a)	411	22,979
Idreamsky Technology Ltd. ADR	249,891	2,753,799
Interactive Intelligence Group, Inc. (a)	129,390	4,529,944
Intuit, Inc.	242,100	20,760,075
Kingdee International Software Group Co. Ltd.	15,827,600	5,432,406
Linx SA	1,400	16,827
Mobileye NV (a)	51,700	2,924,152
Parametric Technology Corp. (a)	80,000	2,649,600
Paylocity Holding Corp. (a)(b)	75,528	2,493,935
Qlik Technologies, Inc. (a)	147,800	5,595,708
RealPage, Inc. (a)	392,100	7,218,561
Salesforce.com, Inc. (a)	619,892	42,995,709
SolarWinds, Inc. (a)	536	21,306
Splunk, Inc. (a)	40,317	2,498,444
SS&C Technologies Holdings, Inc.	94,000	6,367,560
Ultimate Software Group, Inc. (a)	117	20,614
Workday, Inc. Class A (a)	17,600	1,236,576
Workiva, Inc.	1,900	27,227
Yodlee, inc.	2,300	37,283
Zendesk, Inc. (a)	514,475	10,639,343
		183,063,578
Home Entertainment Software - 1.3%
Activision Blizzard, Inc.	527,400	15,099,462
Electronic Arts, Inc. (a)	101,000	6,681,150
Nintendo Co. Ltd.	72,000	14,813,727
		36,594,339
Systems Software - 6.3%
Allot Communications Ltd. (a)	528,072	2,756,536
Cheetah Mobile, Inc. ADR (a)(b)	30,100	519,827
CommVault Systems, Inc. (a)	600	21,504
Fleetmatics Group PLC (a)	543,787	24,339,906
Imperva, Inc. (a)	661	39,382
Infoblox, Inc. (a)	1,700	32,708
Microsoft Corp.	1,563,640	68,049,613
NetSuite, Inc. (a)(b)	178,284	15,840,533
Oracle Corp.	1,193,600	44,270,624
Progress Software Corp. (a)	119,700	3,242,673
Rapid7, Inc. (a)(b)	4,600	97,014
Red Hat, Inc. (a)	18,912	1,365,636
ServiceNow, Inc. (a)	128,550	9,121,908
Tableau Software, Inc. (a)	6,000	565,020
VMware, Inc. Class A (a)	300	23,745
		170,286,629

TOTAL SOFTWARE		389,944,546

Technology Hardware, Storage & Peripherals - 17.1%
Technology Hardware, Storage & Peripherals - 17.1%
Apple, Inc.	2,978,597	335,866,597
BlackBerry Ltd. (a)	2,700	20,482
Electronics for Imaging, Inc. (a)	159,349	6,974,706
EMC Corp.	460,900	11,462,583
Hewlett-Packard Co.	1,950,600	54,733,836
Nimble Storage, Inc. (a)	9,400	250,604
SanDisk Corp.	55,445	3,025,079
Seagate Technology LLC	494,900	25,437,860
Silicon Graphics International Corp. (a)	439,166	2,195,830
Stratasys Ltd. (a)	300	9,198
Western Digital Corp.	303,500	24,874,860
		464,851,635
Wireless Telecommunication Services - 0.5%
Wireless Telecommunication Services - 0.5%
Bharti Infratel Ltd.	1,530,843	9,224,281
RingCentral, Inc. (a)	337,000	5,799,770
		15,024,051
TOTAL COMMON STOCKS
(Cost $2,453,833,074)		2,674,392,748

Convertible Preferred Stocks - 1.1%
Internet & Catalog Retail - 0.3%
Internet Retail - 0.3%
Meituan Corp. Series D (d)	1,401,081	8,504,562
Internet Software & Services - 0.8%
Internet Software & Services - 0.8%
Uber Technologies, Inc. Series D, 8.00% (a)(d)	515,696	20,442,189
IT Services - 0.0%
Data Processing & Outsourced Services - 0.0%
Nutanix, Inc. Series E (d)	72,872	1,025,309
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $17,833,462)		29,972,060

Money Market Funds - 5.0%
Fidelity Cash Central Fund, 0.15% (e)	26,437,321	26,437,321
Fidelity Securities Lending Cash Central Fund, 0.19% (e)(f)	110,944,570	110,944,570
TOTAL MONEY MARKET FUNDS
(Cost $137,381,891)		137,381,891
TOTAL INVESTMENT PORTFOLIO - 104.4%
(Cost $2,609,048,427)		2,841,746,699
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(120,065,352)
NET ASSETS - 100%		$2,721,681,347

Security Type Abbreviations

ELS – Equity-Linked Security

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,817,005 or 0.8% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $31,870,937 or 1.2% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
JHL Biotech, Inc.	4/14/15	$1,898,877
Meituan Corp. Series D	1/26/15	$8,857,214
Nutanix, Inc. Series E	8/26/14	$976,230
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$8,000,018

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$17,268
Fidelity Securities Lending Cash Central Fund	690,588
Total	$707,856

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,674,392,748	$2,576,669,174	$77,814,722	$19,908,852
Convertible Preferred Stocks	29,972,060	--	--	29,972,060
Money Market Funds	137,381,891	137,381,891	--	--
Total Investments in Securities:	$2,841,746,699	$2,714,051,065	$77,814,722	$49,880,912

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$46,631,700
Level 2 to Level 1	$0

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

Investments in Securities:
Other Investments in Securities
Beginning Balance	$--
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	(6,683,958)
Cost of Purchases	26,592,810
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$19,908,852
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2015	$(6,683,958)
Convertible Preferred Stocks
Beginning Balance	$27,182,329
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	2,789,731
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$29,972,060
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2015	$2,789,731

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	76.8%
Cayman Islands	8.1%
Taiwan	3.2%
Bermuda	2.8%
Japan	2.2%
Ireland	1.8%
Others (Individually Less Than 1%)	5.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Technology Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $106,891,578) — See accompanying schedule: Unaffiliated issuers (cost $2,471,666,536)	$2,704,364,808
Fidelity Central Funds (cost $137,381,891)	137,381,891
Total Investments (cost $2,609,048,427)		$2,841,746,699
Foreign currency held at value (cost $5,773,837)		5,770,381
Receivable for investments sold		41,862,025
Receivable for fund shares sold		1,859,213
Dividends receivable		1,564,722
Distributions receivable from Fidelity Central Funds		87,608
Prepaid expenses		21,455
Other receivables		95,608
Total assets		2,893,007,711
Liabilities
Payable for investments purchased	$55,807,261
Payable for fund shares redeemed	2,639,002
Accrued management fee	1,291,746
Other affiliated payables	493,102
Other payables and accrued expenses	150,683
Collateral on securities loaned, at value	110,944,570
Total liabilities		171,326,364
Net Assets		$2,721,681,347
Net Assets consist of:
Paid in capital		$2,416,136,881
Undistributed net investment income		3,273,919
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		69,505,831
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		232,764,716
Net Assets, for 24,312,709 shares outstanding		$2,721,681,347
Net Asset Value, offering price and redemption price per share ($2,721,681,347 ÷ 24,312,709 shares)		$111.94

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2015 (Unaudited)
Investment Income
Dividends		$14,174,907
Interest		47
Income from Fidelity Central Funds (including $690,588 from security lending)		707,856
Total income		14,882,810
Expenses
Management fee	$7,851,780
Transfer agent fees	2,541,031
Accounting and security lending fees	434,123
Custodian fees and expenses	163,976
Independent trustees' compensation	24,251
Registration fees	51,549
Audit	20,283
Legal	20,680
Interest	2,985
Miscellaneous	16,757
Total expenses before reductions	11,127,415
Expense reductions	(295,955)	10,831,460
Net investment income (loss)		4,051,350
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $30,665)	85,748,901
Foreign currency transactions	(572,192)
Total net realized gain (loss)		85,176,709
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $28,176)	(272,256,110)
Assets and liabilities in foreign currencies	113,931
Total change in net unrealized appreciation (depreciation)		(272,142,179)
Net gain (loss)		(186,965,470)
Net increase (decrease) in net assets resulting from operations		$(182,914,120)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,051,350	$3,378,469
Net realized gain (loss)	85,176,709	245,932,035
Change in net unrealized appreciation (depreciation)	(272,142,179)	(1,732,966)
Net increase (decrease) in net assets resulting from operations	(182,914,120)	247,577,538
Distributions to shareholders from net investment income	–	(3,638,905)
Distributions to shareholders from net realized gain	(36,225,605)	(405,886,858)
Total distributions	(36,225,605)	(409,525,763)
Share transactions
Proceeds from sales of shares	356,937,592	635,387,636
Reinvestment of distributions	34,854,957	393,674,884
Cost of shares redeemed	(275,834,366)	(453,687,865)
Net increase (decrease) in net assets resulting from share transactions	115,958,183	575,374,655
Redemption fees	15,302	29,839
Total increase (decrease) in net assets	(103,166,240)	413,456,269
Net Assets
Beginning of period	2,824,847,587	2,411,391,318
End of period (including undistributed net investment income of $3,273,919 and distributions in excess of net investment income of $777,431, respectively)	$2,721,681,347	$2,824,847,587
Other Information Shares
Sold	2,952,477	5,243,944
Issued in reinvestment of distributions	287,464	3,511,964
Redeemed	(2,302,117)	(3,831,448)
Net increase (decrease)	937,824	4,924,460

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Technology Portfolio

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$120.85	$130.70	$104.11	$101.57	$102.37	$72.24
Income from Investment Operations
Net investment income (loss)B	.17	.16	.06	.01	(.27)	(.37)
Net realized and unrealized gain (loss)	(7.52)	10.26	36.34	2.53	(.53)	30.50
Total from investment operations	(7.35)	10.42	36.40	2.54	(.80)	30.13
Distributions from net investment income	–	(.17)	(.09)C	–	–	–
Distributions from net realized gain	(1.56)	(20.10)	(9.72)C	–	–	–
Total distributions	(1.56)	(20.27)	(9.81)	–	–	–
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$111.94	$120.85	$130.70	$104.11	$101.57	$102.37
Total ReturnE,F	(6.18)%	9.97%	36.20%	2.50%	(.78)%	41.71%
Ratios to Average Net AssetsG,H
Expenses before reductions	.78%I	.78%	.80%	.81%	.82%	.85%
Expenses net of fee waivers, if any	.77%I	.78%	.80%	.81%	.82%	.85%
Expenses net of all reductions	.76%I	.78%	.77%	.79%	.81%	.83%
Net investment income (loss)	.28%I	.13%	.05%	.01%	(.29)%	(.44)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,721,681	$2,824,848	$2,411,391	$2,028,324	$2,349,926	$2,885,820
Portfolio turnover rateJ	138%I	144%	181%	140%	196%	136%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2015

1. Organization.

Communications Equipment Portfolio, Computers Portfolio, Electronics Portfolio, IT Services Portfolio, Software and Computer Services Portfolio, and Technology Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. Certain Funds investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Technology Portfolio that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 08/31/15	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$ 49,880,912	Adjusted transaction Price	Proxy movement	0.1%	Increase
		Last transaction price	Transaction Price	$3.74 - $39.64 / $36.59	Increase
		Market comparable	Discount rate	10.0%	Decrease
			EV/Sales multiple	6.5	Increase
			EV/GMV multiple	0.3	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Computers Portfolio, Electronics Portfolio, Software and Computer Services Portfolio and Technology Portfolio, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Technology Portfolio is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, redemptions in kind, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Communications Equipment Portfolio	$217,132,598	$15,641,931	$(17,909,513)	$(2,267,582)
Computers Portfolio	478,135,794	147,549,488	(42,022,517)	105,526,971
Electronics Portfolio	1,576,436,573	101,562,402	(209,385,507)	(107,823,105)
IT Services Portfolio	1,273,131,899	348,984,618	(49,056,361)	299,928,257
Software and Computer Services Portfolio	2,113,432,695	892,375,497	(146,193,079)	746,182,418
Technology Portfolio	2,625,774,752	498,215,577	(282,243,630)	215,971,947

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2017	Total
Communications Equipment Portfolio	$(416,259)	$(416,259)

Certain of the Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2014 to February 28, 2015, and ordinary losses recognized during the period January 1, 2015 to February 28, 2015. Loss deferrals were as follows:

	Capital losses	Ordinary losses
Communications Equipment Portfolio	$(1,655,447)	$ -
Computers Portfolio	(357,532)	–
IT Services Portfolio	(3,939,168)	(850,482)
Technology Portfolio	–	(762,135)

Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Communications Equipment Portfolio	40,572,798	51,522,525
Computers Portfolio	91,271,923	256,491,767
Electronics Portfolio	1,450,768,141	2,078,872,790
IT Services Portfolio	697,742,885	149,609,557
Software and Computer Services Portfolio	456,020,615	515,964,130
Technology Portfolio	2,045,083,803	1,943,219,114

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows.

	Individual Rate	Group Rate	Total
Communications Equipment Portfolio	.30%	.25%	.55%
Computers Portfolio	.30%	.25%	.55%
Electronics Portfolio	.30%	.25%	.55%
IT Services Portfolio	.30%	.25%	.55%
Software and Computer Services Portfolio	.30%	.25%	.55%
Technology Portfolio	.30%	.25%	.55%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Communications Equipment Portfolio	.24%
Computers Portfolio	.19%
Electronics Portfolio	.17%
IT Services Portfolio	.20%
Software and Computer Services Portfolio	.18%
Technology Portfolio	.18%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Communications Equipment Portfolio	$3,362
Computers Portfolio	7,392
Electronics Portfolio	97,414
IT Services Portfolio	13,779
Software and Computer Services Portfolio	16,035
Technology Portfolio	42,568

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Computers Portfolio	Borrower	$4,311,823.36%		$2,652
Electronics Portfolio	Borrower	12,235,077.37%		3,249
Technology Portfolio	Borrower	11,994,269.34%		2,985

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Communications Equipment Portfolio	$193
Computers Portfolio	586
Electronics Portfolio	1,724
IT Services Portfolio	763
Software and Computer Services Portfolio	2,251
Technology Portfolio	2,143

During the period, the Funds did not borrow on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

8. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Computers Portfolio	$5,203,541.63%		$3,367
Electronics Portfolio	11,698,600.63%		2,055

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Communications Equipment Portfolio	$5,027	$–
Computers Portfolio	27,117	–
Electronics Portfolio	224,442	48
IT Services Portfolio	40,628	–
Software and Computer Services Portfolio	54,448	34
Technology Portfolio	229,622	1

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Communications Equipment Portfolio	$7,449
Computers Portfolio	18,963
Electronics Portfolio	43,061
IT Services Portfolio	28,330
Software and Computer Services Portfolio	78,371
Technology Portfolio	66,332

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares of the following Funds.

VIP FundManagers 60% Portfolio
Computers Portfolio	12%
Technology Portfolio	10%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Funds.

Fund	% of shares held
Computers Portfolio	25%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During Period-B March 1, 2015 to August 31, 2015
Communications Equipment Portfolio	.91%
Actual		$1,000.00	$880.80	$4.30
Hypothetical-C		$1,000.00	$1,020.56	$4.62
Computers Portfolio	.79%
Actual		$1,000.00	$875.00	$3.72
Hypothetical-C		$1,000.00	$1,021.17	$4.01
Electronics Portfolio	.77%
Actual		$1,000.00	$885.10	$3.65
Hypothetical-C		$1,000.00	$1,021.27	$3.91
IT Services Portfolio	.80%
Actual		$1,000.00	$1,035.10	$4.09
Hypothetical-C		$1,000.00	$1,021.11	$4.06
Software and Computer Services Portfolio	.76%
Actual		$1,000.00	$974.50	$3.77
Hypothetical-C		$1,000.00	$1,021.32	$3.86
Technology Portfolio	.77%
Actual		$1,000.00	$938.20	$3.75
Hypothetical-C		$1,000.00	$1,021.27	$3.91

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses.

SELTEC-SANN-1015
1.813673.110

Fidelity® Select Portfolios®
Industrials Sector

Air Transportation Portfolio

Defense and Aerospace Portfolio

Environment and Alternative Energy Portfolio

Industrial Equipment Portfolio

Industrials Portfolio

Transportation Portfolio

Semi-Annual Report

August 31, 2015

Contents

Air Transportation Portfolio
Investment Summary
Investments
Financial Statements
Defense and Aerospace Portfolio
Investment Summary
Investments
Financial Statements
Environment and Alternative Energy Portfolio
Investment Summary
Investments
Financial Statements
Industrial Equipment Portfolio
Investment Summary
Investments
Financial Statements
Industrials Portfolio
Investment Summary
Investments
Financial Statements
Transportation Portfolio
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Air Transportation Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
United Parcel Service, Inc. Class B	10.1	8.7
The Boeing Co.	9.0	10.5
American Airlines Group, Inc.	7.4	9.1
Southwest Airlines Co.	6.7	4.2
Precision Castparts Corp.	6.2	5.9
Alaska Air Group, Inc.	5.5	2.8
Delta Air Lines, Inc.	5.1	8.2
FedEx Corp.	4.1	7.6
United Continental Holdings, Inc.	3.8	4.5
Textron, Inc.	3.7	4.4
	61.6

Top Industries (% of fund's net assets)

As of August 31, 2015
Airlines	40.6%
Aerospace & Defense	32.2%
Air Freight & Logistics	21.1%
Machinery	1.3%
Transportation Infrastructure	0.8%
All Others*	4.0%

As of February 28, 2015
Aerospace & Defense	36.6%
Airlines	35.3%
Air Freight & Logistics	25.7%
Road & Rail	0.8%
All Others*	1.6%

* Includes short-term investments and net other assets (liabilities).

Air Transportation Portfolio

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
Aerospace & Defense - 31.5%
Aerospace & Defense - 31.5%
BE Aerospace, Inc.	89,800	$4,377,750
Bombardier, Inc. Class B (sub. vtg.)	3,692,300	3,620,452
Huntington Ingalls Industries, Inc.	17,700	1,992,666
L-3 Communications Holdings, Inc.	28,900	3,048,083
Moog, Inc. Class A (a)	20,000	1,262,000
Precision Castparts Corp.	96,959	22,324,810
Rockwell Collins, Inc.	90,700	7,423,795
Spirit AeroSystems Holdings, Inc. Class A (a)	181,200	9,261,132
Textron, Inc.	345,800	13,417,040
The Boeing Co.	246,700	32,238,756
TransDigm Group, Inc. (a)	14,600	3,355,518
Triumph Group, Inc.	180,600	8,919,834
United Technologies Corp.	22,400	2,052,064
		113,293,900
Air Freight & Logistics - 21.1%
Air Freight & Logistics - 21.1%
C.H. Robinson Worldwide, Inc.	190,800	12,865,644
FedEx Corp.	98,400	14,820,024
Forward Air Corp.	53,200	2,395,064
Hub Group, Inc. Class A (a)	34,278	1,291,938
Park-Ohio Holdings Corp.	177,090	6,385,865
United Parcel Service, Inc. Class B	373,100	36,433,216
UTi Worldwide, Inc. (a)	257,900	1,836,248
		76,027,999
Airlines - 40.6%
Airlines - 40.6%
Air Canada (a)	584,600	4,990,163
Alaska Air Group, Inc.	262,600	19,658,236
Allegiant Travel Co.	26,300	5,345,738
American Airlines Group, Inc.	679,400	26,483,012
Chorus Aviation, Inc.	1,040,623	4,295,061
Dart Group PLC	5,286	36,744
Delta Air Lines, Inc.	422,402	18,492,760
Hawaiian Holdings, Inc. (a)	171,200	3,879,392
Republic Airways Holdings, Inc. (a)	278,900	859,012
SkyWest, Inc.	114,300	1,817,370
Southwest Airlines Co.	656,900	24,108,230
Spirit Airlines, Inc. (a)	192,800	9,881,000
United Continental Holdings, Inc. (a)	242,285	13,802,976
Virgin America, Inc.	8,800	287,144
WestJet Airlines Ltd.	473,900	8,645,181
Wizz Air Holdings PLC	132,041	3,657,235
		146,239,254
Machinery - 1.3%
Industrial Machinery - 1.3%
Global Brass & Copper Holdings, Inc.	245,087	4,813,509
Road & Rail - 0.8%
Trucking - 0.8%
Swift Transporation Co. (a)	138,900	2,707,161
Transportation Infrastructure - 0.8%
Airport Services - 0.8%
Wesco Aircraft Holdings, Inc. (a)	206,000	2,892,240
TOTAL COMMON STOCKS
(Cost $294,900,025)		345,974,063

Nonconvertible Preferred Stocks - 0.7%
Aerospace & Defense - 0.7%
Aerospace & Defense - 0.7%
Embraer SA sponsored ADR
(Cost $3,496,128)	99,000	2,502,720

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 0.15% (b)
(Cost $9,132,278)	9,132,278	9,132,278
TOTAL INVESTMENT PORTFOLIO - 99.3%
(Cost $307,528,431)		357,609,061
NET OTHER ASSETS (LIABILITIES) - 0.7%		2,498,779
NET ASSETS - 100%		$360,107,840

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,156
Fidelity Securities Lending Cash Central Fund	10,046
Total	$17,202

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Air Transportation Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $298,396,153)	$348,476,783
Fidelity Central Funds (cost $9,132,278)	9,132,278
Total Investments (cost $307,528,431)		$357,609,061
Receivable for investments sold		19,520,734
Receivable for fund shares sold		700,811
Dividends receivable		752,513
Distributions receivable from Fidelity Central Funds		1,347
Prepaid expenses		2,889
Other receivables		6,503
Total assets		378,593,858
Liabilities
Payable for investments purchased	$17,117,962
Payable for fund shares redeemed	1,086,092
Accrued management fee	173,697
Other affiliated payables	83,912
Other payables and accrued expenses	24,355
Total liabilities		18,486,018
Net Assets		$360,107,840
Net Assets consist of:
Paid in capital		$286,637,919
Undistributed net investment income		603,104
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		22,787,020
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		50,079,797
Net Assets, for 5,423,896 shares outstanding		$360,107,840
Net Asset Value, offering price and redemption price per share ($360,107,840 ÷ 5,423,896 shares)		$66.39

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2015 (Unaudited)
Investment Income
Dividends		$2,624,951
Income from Fidelity Central Funds		17,202
Total income		2,642,153
Expenses
Management fee	$1,364,864
Transfer agent fees	514,596
Accounting and security lending fees	95,679
Custodian fees and expenses	10,542
Independent trustees' compensation	4,854
Registration fees	57,080
Audit	22,002
Legal	4,030
Interest	191
Miscellaneous	2,627
Total expenses before reductions	2,076,465
Expense reductions	(37,632)	2,038,833
Net investment income (loss)		603,320
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	26,681,275
Foreign currency transactions	15,121
Total net realized gain (loss)		26,696,396
Change in net unrealized appreciation (depreciation) on: Investment securities	(66,881,465)
Assets and liabilities in foreign currencies	(971)
Total change in net unrealized appreciation (depreciation)		(66,882,436)
Net gain (loss)		(40,186,040)
Net increase (decrease) in net assets resulting from operations		$(39,582,720)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$603,320	$1,402,538
Net realized gain (loss)	26,696,396	48,127,659
Change in net unrealized appreciation (depreciation)	(66,882,436)	37,709,013
Net increase (decrease) in net assets resulting from operations	(39,582,720)	87,239,210
Distributions to shareholders from net investment income	(404,415)	(630,886)
Distributions to shareholders from net realized gain	(3,889,257)	(8,759,130)
Total distributions	(4,293,672)	(9,390,016)
Share transactions
Proceeds from sales of shares	78,010,637	756,163,010
Reinvestment of distributions	4,149,621	9,070,010
Cost of shares redeemed	(394,114,335)	(478,208,807)
Net increase (decrease) in net assets resulting from share transactions	(311,954,077)	287,024,213
Redemption fees	12,878	92,355
Total increase (decrease) in net assets	(355,817,591)	364,965,762
Net Assets
Beginning of period	715,925,431	350,959,669
End of period (including undistributed net investment income of $603,104 and undistributed net investment income of $404,199, respectively)	$360,107,840	$715,925,431
Other Information Shares
Sold	1,091,953	11,025,387
Issued in reinvestment of distributions	57,690	130,079
Redeemed	(5,520,384)	(7,112,132)
Net increase (decrease)	(4,370,741)	4,043,334

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Air Transportation Portfolio

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$73.09	$61.02	$43.97	$38.12	$43.05	$35.32
Income from Investment Operations
Net investment income (loss)B	.09	.20C	.12	.21D	.05	.17E
Net realized and unrealized gain (loss)	(6.29)	13.09	18.28	6.44	.46	7.68
Total from investment operations	(6.20)	13.29	18.40	6.65	.51	7.85
Distributions from net investment income	(.05)	(.08)	(.06)	(.15)	(.05)	(.13)
Distributions from net realized gain	(.45)	(1.14)	(1.30)	(.66)	(5.39)	–
Total distributions	(.50)	(1.23)F	(1.36)	(.80)G	(5.44)	(.13)
Redemption fees added to paid in capitalB	–H	.01	.01	–H	–H	.01
Net asset value, end of period	$66.39	$73.09	$61.02	$43.97	$38.12	$43.05
Total ReturnI,J	(8.54)%	21.93%	42.26%	17.62%	2.01%	22.26%
Ratios to Average Net AssetsK,L
Expenses before reductions	.83%M	.83%	.87%	.94%	.96%	.92%
Expenses net of fee waivers, if any	.83%M	.83%	.87%	.94%	.96%	.92%
Expenses net of all reductions	.82%M	.83%	.86%	.92%	.95%	.91%
Net investment income (loss)	.24%M	.30%C	.22%	.54%D	.12%	.43%E
Supplemental Data
Net assets, end of period (000 omitted)	$360,108	$715,925	$350,960	$90,837	$72,652	$113,471
Portfolio turnover rateN	78%M	65%O	125%	74%	102%	161%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.04) %.

 D Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .35%.

 E Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .14%.

 F Total distributions of $1.23 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $1.144 per share.

 G Total distributions of $.80 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.655 per share.

 H Amount represents less than $.005 per share.

 I Total returns for periods of less than one year are not annualized.

 J Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 K Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 L Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 O Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Defense and Aerospace Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
The Boeing Co.	17.5	16.0
United Technologies Corp.	14.9	18.6
Raytheon Co.	7.9	5.7
Rockwell Collins, Inc.	6.2	4.7
Huntington Ingalls Industries, Inc.	5.0	5.2
TransDigm Group, Inc.	4.8	3.9
Orbital ATK, Inc.	4.7	3.6
Textron, Inc.	4.6	4.4
Honeywell International, Inc.	4.4	4.0
L-3 Communications Holdings, Inc.	4.1	4.3
	74.1

Top Industries (% of fund's net assets)

As of August 31, 2015
Aerospace & Defense	96.5%
Leisure Products	2.5%
All Others*	1.0%

As of February 28, 2015
Aerospace & Defense	92.5%
Leisure Products	2.0%
Chemicals	1.3%
All Others*	4.2%

* Includes short-term investments and net other assets (liabilities).

Defense and Aerospace Portfolio

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Aerospace & Defense - 96.5%
Aerospace & Defense - 96.5%
Aerojet Rocketdyne Holdings, Inc. (a)	175,885	$3,617,954
Astronics Corp. (a)	396,300	20,472,858
BAE Systems PLC	2,985,797	20,718,472
BE Aerospace, Inc.	331,500	16,160,625
Esterline Technologies Corp. (a)	345,334	28,217,241
General Dynamics Corp.	84,000	11,930,520
HEICO Corp.	212,625	10,822,613
Honeywell International, Inc.	359,476	35,685,183
Huntington Ingalls Industries, Inc.	361,174	40,660,969
L-3 Communications Holdings, Inc.	314,718	33,193,307
Meggitt PLC	2,244,687	16,443,910
Orbital ATK, Inc.	500,143	37,865,827
Precision Castparts Corp.	13,594	3,130,019
Raytheon Co.	625,956	64,198,047
Rockwell Collins, Inc.	617,072	50,507,343
Safran SA	229,300	17,913,852
Teledyne Technologies, Inc. (a)	205,326	20,103,469
Textron, Inc.	953,000	36,976,400
The Boeing Co.	1,083,931	141,648,104
TransDigm Group, Inc. (a)	168,733	38,779,905
Triumph Group, Inc.	247,535	12,225,754
United Technologies Corp.	1,323,101	121,209,283
		782,481,655
Electrical Equipment - 0.0%
Electrical Components & Equipment - 0.0%
AMETEK, Inc.	599	32,238
Leisure Products - 2.5%
Leisure Products - 2.5%
Vista Outdoor, Inc. (a)	437,286	20,447,493
Metals & Mining - 0.0%
Steel - 0.0%
Carpenter Technology Corp.	200	7,800
TOTAL COMMON STOCKS
(Cost $595,106,395)		802,969,186

Money Market Funds - 0.2%
Fidelity Cash Central Fund, 0.15% (b)
(Cost $1,366,233)	1,366,233	1,366,233
TOTAL INVESTMENT PORTFOLIO - 99.2%
(Cost $596,472,628)		804,335,419
NET OTHER ASSETS (LIABILITIES) - 0.8%		6,414,370
NET ASSETS - 100%		$810,749,789

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,999
Fidelity Securities Lending Cash Central Fund	13,145
Total	$23,144

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Defense and Aerospace Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $595,106,395)	$802,969,186
Fidelity Central Funds (cost $1,366,233)	1,366,233
Total Investments (cost $596,472,628)		$804,335,419
Receivable for investments sold		4,335,823
Receivable for fund shares sold		486,260
Dividends receivable		2,810,134
Distributions receivable from Fidelity Central Funds		691
Prepaid expenses		6,679
Other receivables		20,654
Total assets		811,995,660
Liabilities
Payable for fund shares redeemed	642,787
Accrued management fee	394,448
Transfer agent fee payable	141,804
Other affiliated payables	24,542
Other payables and accrued expenses	42,290
Total liabilities		1,245,871
Net Assets		$810,749,789
Net Assets consist of:
Paid in capital		$585,696,503
Undistributed net investment income		4,437,576
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		12,752,919
Net unrealized appreciation (depreciation) on investments		207,862,791
Net Assets, for 7,304,324 shares outstanding		$810,749,789
Net Asset Value, offering price and redemption price per share ($810,749,789 ÷ 7,304,324 shares)		$111.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2015 (Unaudited)
Investment Income
Dividends		$8,180,162
Income from Fidelity Central Funds		23,144
Total income		8,203,306
Expenses
Management fee	$2,604,622
Transfer agent fees	916,460
Accounting and security lending fees	159,424
Custodian fees and expenses	9,710
Independent trustees' compensation	8,097
Registration fees	55,464
Audit	19,105
Legal	5,806
Interest	1,346
Miscellaneous	5,736
Total expenses before reductions	3,785,770
Expense reductions	(40,992)	3,744,778
Net investment income (loss)		4,458,528
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,101,479
Foreign currency transactions	46,519
Total net realized gain (loss)		13,147,998
Change in net unrealized appreciation (depreciation) on investment securities		(124,063,603)
Net gain (loss)		(110,915,605)
Net increase (decrease) in net assets resulting from operations		$(106,457,077)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,458,528	$7,695,832
Net realized gain (loss)	13,147,998	50,293,674
Change in net unrealized appreciation (depreciation)	(124,063,603)	37,285,780
Net increase (decrease) in net assets resulting from operations	(106,457,077)	95,275,286
Distributions to shareholders from net investment income	(2,218,730)	(6,773,084)
Distributions to shareholders from net realized gain	(31,532,611)	(49,828,078)
Total distributions	(33,751,341)	(56,601,162)
Share transactions
Proceeds from sales of shares	171,770,821	202,060,866
Reinvestment of distributions	32,362,710	54,381,038
Cost of shares redeemed	(201,352,402)	(370,380,329)
Net increase (decrease) in net assets resulting from share transactions	2,781,129	(113,938,425)
Redemption fees	21,320	26,928
Total increase (decrease) in net assets	(137,405,969)	(75,237,373)
Net Assets
Beginning of period	948,155,758	1,023,393,131
End of period (including undistributed net investment income of $4,437,576 and undistributed net investment income of $2,197,778, respectively)	$810,749,789	$948,155,758
Other Information Shares
Sold	1,361,621	1,668,989
Issued in reinvestment of distributions	254,825	477,347
Redeemed	(1,664,054)	(3,145,035)
Net increase (decrease)	(47,608)	(998,699)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Defense and Aerospace Portfolio

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$128.97	$122.55	$91.73	$86.02	$78.21	$62.05
Income from Investment Operations
Net investment income (loss)B	.57	1.06C	.77	1.17D	.56	.42
Net realized and unrealized gain (loss)	(14.23)	13.14	36.34	5.94	7.87	16.17
Total from investment operations	(13.66)	14.20	37.11	7.11	8.43	16.59
Distributions from net investment income	(.28)	(.97)	(.64)	(1.21)	(.51)	(.43)
Distributions from net realized gain	(4.02)	(6.81)	(5.65)	(.19)	(.12)	–
Total distributions	(4.31)E	(7.78)	(6.29)	(1.40)	(.62)F	(.43)
Redemption fees added to paid in capitalB,G	–	–	–	–	–	–
Net asset value, end of period	$111.00	$128.97	$122.55	$91.73	$86.02	$78.21
Total ReturnH,I	(11.02)%	12.53%	40.85%	8.37%	10.87%	26.79%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.80%L	.79%	.81%	.84%	.86%	.88%
Expenses net of fee waivers, if any	.79%L	.79%	.81%	.84%	.86%	.88%
Expenses net of all reductions	.79%L	.79%	.81%	.83%	.86%	.88%
Net investment income (loss)	.94%L	.90%C	.70%	1.39%D	.72%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$810,750	$948,156	$1,023,393	$606,859	$681,154	$677,961
Portfolio turnover rateM	37%L	20%	48%	56%	56%	43%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.66 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .34%.

 D Investment income per share reflects a large, non-recurring dividend which amounted to $.34 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .99%.

 E Total distributions of $4.31 per share is comprised of distributions from net investment income of $.283 and distributions from net realized gain of $4.022 per share.

 F Total distributions of $.62 per share is comprised of distributions from net investment income of $.508 and distributions from net realized gain of $.115 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Environment and Alternative Energy Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Honeywell International, Inc.	12.1	10.9
Deere & Co.	7.4	6.4
Delphi Automotive PLC	6.7	6.3
Praxair, Inc.	5.5	7.4
Tenneco, Inc.	4.7	4.6
Rockwell Automation, Inc.	4.6	4.1
Cummins, Inc.	4.6	5.0
Roper Industries, Inc.	4.6	3.7
Parker Hannifin Corp.	4.5	4.3
Innospec, Inc.	4.0	2.7
	58.7

Top Industries (% of fund's net assets)

As of August 31, 2015
Energy Efficiency	57.1%
Pollution Control	9.3%
Renewable & Alternative Energy	8.9%
Environmental Support Services	8.8%
Water Infrastructure & Technologies	8.8%
All Others*	7.1%

As of February 28, 2015
Energy Efficiency	49.5%
Pollution Control	10.6%
Water Infrastructure & Technologies	10.5%
Environmental Support Services	9.1%
Food Agriculture & Forestry	7.8%
All Others*	12.5%

* Includes short-term investments and net other assets (liabilities).

Environment and Alternative Energy Portfolio

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
Energy Efficiency - 57.1%
Buildings Energy Efficiency - 14.8%
A.O. Smith Corp.	44,600	2,877,146
Deere & Co.	67,900	5,552,862
Lennox International, Inc.	22,600	2,667,704
		11,097,712
Diversified Energy Efficiency - 14.7%
Honeywell International, Inc.	91,800	9,112,987
Linear Technology Corp.	49,200	1,981,776
		11,094,763
Industrial Energy Efficiency - 14.8%
EnerSys	50,400	2,694,888
Praxair, Inc.	39,300	4,155,975
Rockwell Automation, Inc.	31,100	3,477,913
Rogers Corp. (a)	14,600	812,636
		11,141,412
Transport Energy Efficiency - 12.8%
BorgWarner, Inc.	36,500	1,592,860
Delphi Automotive PLC	66,800	5,044,736
Innospec, Inc.	61,300	3,009,830
		9,647,426

TOTAL ENERGY EFFICIENCY		42,981,313

Environmental Support Services - 8.8%
Diversified Environmental - 7.9%
3M Co.	18,200	2,586,948
Parker Hannifin Corp. (b)	31,200	3,358,992
		5,945,940
Environmental Consultancies - 0.9%
AECOM Technology Corp. (a)	23,900	657,250

TOTAL ENVIRONMENTAL SUPPORT SERVICES		6,603,190

Food Agriculture & Forestry - 1.3%
Sustainable Forestry and Plant - 1.3%
Potlatch Corp.	30,600	1,010,412
Miscellaneous Environmental - 0.1%
Other Environmental - 0.1%
IBM Corp.	500	73,945
Pollution Control - 9.3%
Pollution Control Solutions - 9.3%
Cummins, Inc.	28,500	3,469,875
Tenneco, Inc. (a)	74,700	3,514,635
		6,984,510
Renewable & Alternative Energy - 8.9%
Other Renewables Equipment - 2.3%
Andritz AG	36,400	1,744,952
Renewable Energy Developers and Independent Power Producers - 2.6%
Fortum Corp.	35,500	578,025
IDACORP, Inc.	12,300	730,251
Portland General Electric Co.	19,200	663,168
		1,971,444
Solar Energy Generation Equipment - 0.1%
SMA Solar Technology AG (a)(b)	2,000	78,034
Wind Power Generation Equipment - 3.9%
Iberdrola SA	429,318	2,917,052

TOTAL RENEWABLE & ALTERNATIVE ENERGY		6,711,482

Waste Management & Technologies - 1.6%
Recycling and Value Added Waste Processing - 1.6%
Copart, Inc. (a)	34,800	1,218,696
Water Infrastructure & Technologies - 8.8%
Diversified Water Infrastructure and Technology- 0.6%
Danaher Corp.	4,600	400,292
Water Infrastructure - 8.2%
Crane Co.	10,900	572,686
Roper Industries, Inc.	21,260	3,446,033
Valmont Industries, Inc.	20,350	2,163,002
		6,181,721

TOTAL WATER INFRASTRUCTURE & TECHNOLOGIES		6,582,013

TOTAL COMMON STOCKS
(Cost $75,109,055)		72,165,561

Money Markets Funds - 7.5%
Fidelity Cash Central Fund, 0.15% (c)	2,992,978	2,992,978
Fidelity Securities Lending Cash Central Fund, 0.19% (c)(d)	2,635,450	2,635,450
TOTAL MONEY MARKET FUNDS
(Cost $5,628,428)		5,628,428
TOTAL INVESTMENT PORTFOLIO - 103.4%
(Cost $80,737,483)		77,793,989
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(2,526,499)
NET ASSETS - 100%		$75,267,490

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,695
Fidelity Securities Lending Cash Central Fund	11,518
Total	$14,213

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.3%
Bailiwick of Jersey	6.7%
Spain	3.9%
Austria	2.3%
Others (Individually Less Than 1%)	0.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Environment and Alternative Energy Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,597,163) — See accompanying schedule: Unaffiliated issuers (cost $75,109,055)	$72,165,561
Fidelity Central Funds (cost $5,628,428)	5,628,428
Total Investments (cost $80,737,483)		$77,793,989
Cash		39,479
Receivable for fund shares sold		86,283
Dividends receivable		151,318
Distributions receivable from Fidelity Central Funds		1,025
Prepaid expenses		588
Other receivables		375
Total assets		78,073,057
Liabilities
Payable for fund shares redeemed	91,780
Accrued management fee	35,560
Other affiliated payables	20,830
Other payables and accrued expenses	21,947
Collateral on securities loaned, at value	2,635,450
Total liabilities		2,805,567
Net Assets		$75,267,490
Net Assets consist of:
Paid in capital		$77,364,196
Undistributed net investment income		342,047
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		506,039
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,944,792)
Net Assets, for 4,034,535 shares outstanding		$75,267,490
Net Asset Value, offering price and redemption price per share ($75,267,490 ÷ 4,034,535 shares)		$18.66

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2015 (Unaudited)
Investment Income
Dividends		$735,224
Income from Fidelity Central Funds		14,213
Total income		749,437
Expenses
Management fee	$232,040
Transfer agent fees	113,218
Accounting and security lending fees	16,868
Custodian fees and expenses	5,577
Independent trustees' compensation	734
Registration fees	13,464
Audit	24,397
Legal	560
Miscellaneous	777
Total expenses before reductions	407,635
Expense reductions	(3,015)	404,620
Net investment income (loss)		344,817
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	607,816
Foreign currency transactions	(3,677)
Total net realized gain (loss)		604,139
Change in net unrealized appreciation (depreciation) on: Investment securities	(8,449,652)
Assets and liabilities in foreign currencies	(2)
Total change in net unrealized appreciation (depreciation)		(8,449,654)
Net gain (loss)		(7,845,515)
Net increase (decrease) in net assets resulting from operations		$(7,500,698)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$344,817	$688,451
Net realized gain (loss)	604,139	21,116,571
Change in net unrealized appreciation (depreciation)	(8,449,654)	(20,169,911)
Net increase (decrease) in net assets resulting from operations	(7,500,698)	1,635,111
Distributions to shareholders from net investment income	(45,882)	(560,254)
Distributions to shareholders from net realized gain	(1,831,107)	(10,675,033)
Total distributions	(1,876,989)	(11,235,287)
Share transactions
Proceeds from sales of shares	5,861,949	24,999,440
Reinvestment of distributions	1,791,346	10,697,844
Cost of shares redeemed	(11,581,633)	(40,397,558)
Net increase (decrease) in net assets resulting from share transactions	(3,928,338)	(4,700,274)
Redemption fees	840	4,105
Total increase (decrease) in net assets	(13,305,185)	(14,296,345)
Net Assets
Beginning of period	88,572,675	102,869,020
End of period (including undistributed net investment income of $342,047 and undistributed net investment income of $43,112, respectively)	$75,267,490	$88,572,675
Other Information Shares
Sold	287,911	1,107,316
Issued in reinvestment of distributions	87,682	516,769
Redeemed	(571,028)	(1,798,133)
Net increase (decrease)	(195,435)	(174,048)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Environment and Alternative Energy Portfolio

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.94	$23.36	$18.12	$16.32	$19.19	$14.94
Income from Investment Operations
Net investment income (loss)B	.08	.16	.14	.18	.20	.10
Net realized and unrealized gain (loss)	(1.46)	.31	5.27	1.77	(2.88)	4.22
Total from investment operations	(1.38)	.47	5.41	1.95	(2.68)	4.32
Distributions from net investment income	(.02)	(.14)	(.17)	(.15)	(.19)	(.07)
Distributions from net realized gain	(.88)	(2.75)	–	–	–	–
Total distributions	(.90)	(2.89)	(.17)	(.15)	(.19)	(.07)
Redemption fees added to paid in capitalB,C	–	–	–	–	–	–
Net asset value, end of period	$18.66	$20.94	$23.36	$18.12	$16.32	$19.19
Total ReturnD,E	(8.93)%	2.19%	29.97%	12.02%	(13.92)%	28.96%
Ratios to Average Net AssetsF,G
Expenses before reductions	.96%H	.92%	.97%	.99%	1.01%	1.08%
Expenses net of fee waivers, if any	.96%H	.92%	.97%	.99%	1.01%	1.08%
Expenses net of all reductions	.96%H	.92%	.97%	.97%	1.00%	1.07%
Net investment income (loss)	.81%H	.71%	.70%	1.10%	1.15%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$75,267	$88,573	$102,869	$82,018	$77,943	$96,864
Portfolio turnover rateI	17%H	160%	28%	54%	183%	190%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Industrial Equipment Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	12.1	6.1
United Technologies Corp.	8.3	9.6
The Boeing Co.	8.1	7.7
Danaher Corp.	6.4	5.3
Honeywell International, Inc.	5.9	4.8
General Dynamics Corp.	4.1	0.0
Ingersoll-Rand PLC	3.4	3.0
BWX Technologies, Inc.	3.2	0.0
Northrop Grumman Corp.	3.0	3.0
AECOM Technology Corp.	2.9	5.2
	57.4

Top Industries (% of fund's net assets)

As of August 31, 2015
Aerospace & Defense	35.8%
Industrial Conglomerates	21.0%
Machinery	14.7%
Electrical Equipment	9.2%
Trading Companies & Distributors	5.0%
All Others*	14.3%

As of February 28, 2015
Machinery	32.9%
Aerospace & Defense	31.5%
Industrial Conglomerates	11.4%
Construction & Engineering	5.2%
Electrical Equipment	4.1%
All Others*	14.9%

* Includes short-term investments and net other assets (liabilities).

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Industrial Equipment Portfolio

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
Aerospace & Defense - 35.8%
Aerospace & Defense - 35.8%
General Dynamics Corp.	31,000	$4,402,930
Honeywell International, Inc.	64,900	6,442,623
Huntington Ingalls Industries, Inc.	12,100	1,362,218
L-3 Communications Holdings, Inc.	25,800	2,721,126
Northrop Grumman Corp.	20,000	3,274,800
Raytheon Co.	5,100	523,056
Teledyne Technologies, Inc. (a)	14,000	1,370,740
The Boeing Co.	67,100	8,768,628
Triumph Group, Inc.	18,300	903,837
United Technologies Corp.	98,900	9,060,229
		38,830,187
Auto Components - 0.7%
Auto Parts & Equipment - 0.7%
Johnson Controls, Inc.	18,800	773,432
Building Products - 2.7%
Building Products - 2.7%
Lennox International, Inc.	24,800	2,927,392
Construction & Engineering - 2.9%
Construction & Engineering - 2.9%
AECOM Technology Corp. (a)	113,617	3,124,463
Diversified Consumer Services - 0.7%
Specialized Consumer Services - 0.7%
ServiceMaster Global Holdings, Inc. (a)	23,200	816,176
Electrical Equipment - 9.2%
Electrical Components & Equipment - 6.0%
AMETEK, Inc.	43,500	2,341,170
Eaton Corp. PLC	51,400	2,932,884
Regal Beloit Corp.	19,528	1,301,932
		6,575,986
Heavy Electrical Equipment - 3.2%
BWX Technologies, Inc.	129,500	3,434,340

TOTAL ELECTRICAL EQUIPMENT		10,010,326

Industrial Conglomerates - 21.0%
Industrial Conglomerates - 21.0%
3M Co.	19,100	2,714,874
Danaher Corp.	79,600	6,926,792
General Electric Co.	529,455	13,141,073
		22,782,739
Machinery - 14.7%
Agricultural & Farm Machinery - 2.9%
Deere & Co.	38,000	3,107,640
Construction Machinery & Heavy Trucks - 6.3%
Allison Transmission Holdings, Inc.	107,133	3,064,004
Cummins, Inc.	5,400	657,450
Manitowoc Co., Inc. (b)	145,700	2,488,556
Navistar International Corp. (a)(b)	34,400	613,696
		6,823,706
Industrial Machinery - 5.5%
Global Brass & Copper Holdings, Inc.	77,800	1,527,992
Ingersoll-Rand PLC	66,900	3,698,901
Metka SA	19,899	150,502
TriMas Corp. (a)	34,800	634,752
		6,012,147

TOTAL MACHINERY		15,943,493

Professional Services - 2.0%
Research & Consulting Services - 2.0%
CBIZ, Inc. (a)	121,200	1,181,700
Dun & Bradstreet Corp.	9,100	964,327
		2,146,027
Road & Rail - 1.9%
Trucking - 1.9%
J.B. Hunt Transport Services, Inc.	28,800	2,096,064
Trading Companies & Distributors - 5.0%
Trading Companies & Distributors - 5.0%
HD Supply Holdings, Inc. (a)	76,600	2,527,800
United Rentals, Inc. (a)	32,600	2,260,158
WESCO International, Inc. (a)	12,300	688,431
		5,476,389
TOTAL COMMON STOCKS
(Cost $98,567,190)		104,926,688

Money Market Funds - 6.2%
Fidelity Cash Central Fund, 0.15% (c)	3,951,474	3,951,474
Fidelity Securities Lending Cash Central Fund, 0.19% (c)(d)	2,775,600	2,775,600
TOTAL MONEY MARKET FUNDS
(Cost $6,727,074)		6,727,074
TOTAL INVESTMENT PORTFOLIO - 102.8%
(Cost $105,294,264)		111,653,762
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(3,080,687)
NET ASSETS - 100%		$108,573,075

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$960
Fidelity Securities Lending Cash Central Fund	13,362
Total	$14,322

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Industrial Equipment Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,709,708) — See accompanying schedule: Unaffiliated issuers (cost $98,567,190)	$104,926,688
Fidelity Central Funds (cost $6,727,074)	6,727,074
Total Investments (cost $105,294,264)		$111,653,762
Receivable for investments sold		395,474
Receivable for fund shares sold		8,694
Dividends receivable		242,246
Distributions receivable from Fidelity Central Funds		859
Prepaid expenses		687
Other receivables		15,442
Total assets		112,317,164
Liabilities
Payable for investments purchased	$817,925
Payable for fund shares redeemed	54,017
Accrued management fee	51,584
Other affiliated payables	23,067
Other payables and accrued expenses	21,896
Collateral on securities loaned, at value	2,775,600
Total liabilities		3,744,089
Net Assets		$108,573,075
Net Assets consist of:
Paid in capital		$72,834,467
Undistributed net investment income		593,334
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		28,788,455
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,356,819
Net Assets, for 3,181,640 shares outstanding		$108,573,075
Net Asset Value, offering price and redemption price per share ($108,573,075 ÷ 3,181,640 shares)		$34.12

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2015 (Unaudited)
Investment Income
Dividends		$1,293,789
Income from Fidelity Central Funds		14,322
Total income		1,308,111
Expenses
Management fee	$484,260
Transfer agent fees	164,356
Accounting and security lending fees	35,511
Custodian fees and expenses	2,904
Independent trustees' compensation	1,691
Registration fees	14,568
Audit	20,492
Legal	1,424
Miscellaneous	2,063
Total expenses before reductions	727,269
Expense reductions	(17,002)	710,267
Net investment income (loss)		597,844
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	28,941,428
Foreign currency transactions	882
Total net realized gain (loss)		28,942,310
Change in net unrealized appreciation (depreciation) on: Investment securities	(38,762,569)
Assets and liabilities in foreign currencies	(779)
Total change in net unrealized appreciation (depreciation)		(38,763,348)
Net gain (loss)		(9,821,038)
Net increase (decrease) in net assets resulting from operations		$(9,223,194)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$597,844	$2,485,407
Net realized gain (loss)	28,942,310	46,030,365
Change in net unrealized appreciation (depreciation)	(38,763,348)	(42,647,348)
Net increase (decrease) in net assets resulting from operations	(9,223,194)	5,868,424
Distributions to shareholders from net investment income	(393,165)	(2,406,422)
Distributions to shareholders from net realized gain	(8,894,650)	(57,814,171)
Total distributions	(9,287,815)	(60,220,593)
Share transactions
Proceeds from sales of shares	4,047,680	24,679,677
Reinvestment of distributions	9,150,568	58,548,337
Cost of shares redeemed	(114,425,096)	(225,953,361)
Net increase (decrease) in net assets resulting from share transactions	(101,226,848)	(142,725,347)
Redemption fees	22	2,195
Total increase (decrease) in net assets	(119,737,835)	(197,075,321)
Net Assets
Beginning of period	228,310,910	425,386,231
End of period (including undistributed net investment income of $593,334 and undistributed net investment income of $388,655, respectively)	$108,573,075	$228,310,910
Other Information Shares
Sold	108,926	583,434
Issued in reinvestment of distributions	243,172	1,492,839
Redeemed	(3,045,886)	(5,442,610)
Net increase (decrease)	(2,693,788)	(3,366,337)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Industrial Equipment Portfolio

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012A	2011
Selected Per–Share Data
Net asset value, beginning of period	$38.86	$46.03	$39.59	$36.37	$36.16	$26.16
Income from Investment Operations
Net investment income (loss)B	.13	.32	.37	.45	.28	.26
Net realized and unrealized gain (loss)	(3.24)	.75	9.19	3.22	.29	9.89
Total from investment operations	(3.11)	1.07	9.56	3.67	.57	10.15
Distributions from net investment income	(.07)	(.36)	(.32)	(.45)	(.26)	(.15)
Distributions from net realized gain	(1.56)	(7.88)	(2.80)	–	(.10)	–
Total distributions	(1.63)	(8.24)	(3.12)	(.45)	(.36)	(.15)
Redemption fees added to paid in capitalB,C	–	–	–	–	–	–
Net asset value, end of period	$34.12	$38.86	$46.03	$39.59	$36.37	$36.16
Total ReturnD,E	(8.39)%	3.36%	24.37%	10.19%	1.66%	38.87%
Ratios to Average Net AssetsF,G
Expenses before reductions	.83%H	.77%	.79%	.82%	.84%	.89%
Expenses net of fee waivers, if any	.82%H	.77%	.78%	.82%	.84%	.89%
Expenses net of all reductions	.81%H	.77%	.78%	.81%	.84%	.88%
Net investment income (loss)	.68%H	.76%	.87%	1.25%	.85%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$108,573	$228,311	$425,386	$369,951	$351,674	$362,671
Portfolio turnover rateI	60%H,J	53%	100%	69%	101%	82%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than .005%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Industrials Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	12.2	1.8
Danaher Corp.	7.4	6.8
United Technologies Corp.	5.6	8.2
The Boeing Co.	5.5	5.3
FedEx Corp.	5.3	5.2
J.B. Hunt Transport Services, Inc.	5.2	3.4
Honeywell International, Inc.	4.1	4.8
Union Pacific Corp.	3.8	5.4
AECOM Technology Corp.	3.0	0.9
Raytheon Co.	2.9	2.1
	55.0

Top Industries (% of fund's net assets)

As of August 31, 2015
Aerospace & Defense	26.7%
Industrial Conglomerates	20.6%
Road & Rail	10.1%
Electrical Equipment	6.7%
Machinery	6.3%
All Others*	29.6%

As of February 28, 2015
Aerospace & Defense	29.3%
Machinery	12.3%
Road & Rail	11.8%
Professional Services	8.7%
Industrial Conglomerates	8.6%
All Others*	29.3%

* Includes short-term investments and net other assets (liabilities).

Industrials Portfolio

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Aerospace & Defense - 26.7%
Aerospace & Defense - 26.7%
General Dynamics Corp.	218,697	$31,061,535
Honeywell International, Inc.	452,259	44,895,751
Orbital ATK, Inc.	209,161	15,835,579
Raytheon Co.	316,200	32,429,472
Teledyne Technologies, Inc. (a)	246,821	24,166,244
Textron, Inc.	635,419	24,654,257
The Boeing Co.	459,498	60,047,199
United Technologies Corp.	673,271	61,678,356
		294,768,393
Air Freight & Logistics - 5.3%
Air Freight & Logistics - 5.3%
FedEx Corp.	385,017	57,987,410
Building Products - 5.2%
Building Products - 5.2%
A.O. Smith Corp.	363,639	23,458,352
Caesarstone Sdot-Yam Ltd.	87,400	3,477,646
Lennox International, Inc.	262,172	30,946,783
		57,882,781
Commercial Services & Supplies - 4.2%
Environmental & Facility Services - 0.6%
Stericycle, Inc. (a)	43,200	6,097,248
Office Services & Supplies - 1.9%
West Corp.	884,305	21,523,984
Security & Alarm Services - 1.7%
Tyco International Ltd.	519,800	18,863,542

TOTAL COMMERCIAL SERVICES & SUPPLIES		46,484,774

Construction & Engineering - 3.0%
Construction & Engineering - 3.0%
AECOM Technology Corp. (a)	1,208,700	33,239,250
Diversified Consumer Services - 1.0%
Specialized Consumer Services - 1.0%
ServiceMaster Global Holdings, Inc. (a)	317,600	11,173,168
Electrical Equipment - 6.7%
Electrical Components & Equipment - 4.1%
AMETEK, Inc.	435,100	23,417,082
Eaton Corp. PLC	376,600	21,488,796
		44,905,878
Heavy Electrical Equipment - 2.6%
BWX Technologies, Inc.	1,107,456	29,369,733

TOTAL ELECTRICAL EQUIPMENT		74,275,611

Energy Equipment & Services - 0.2%
Oil & Gas Equipment & Services - 0.2%
Aspen Aerogels, Inc. (a)	301,649	2,253,318
Industrial Conglomerates - 20.6%
Industrial Conglomerates - 20.6%
3M Co.	77,900	11,072,706
Danaher Corp.	938,021	81,626,587
General Electric Co.	5,453,084	135,345,546
		228,044,839
Machinery - 6.3%
Agricultural & Farm Machinery - 1.9%
Deere & Co.	253,850	20,759,853
Construction Machinery & Heavy Trucks - 0.6%
Wabtec Corp.	75,300	7,210,728
Industrial Machinery - 3.8%
IDEX Corp.	275,998	19,824,936
Ingersoll-Rand PLC	273,100	15,099,699
Pentair PLC	118,900	6,573,981
		41,498,616

TOTAL MACHINERY		69,469,197

Professional Services - 4.0%
Research & Consulting Services - 4.0%
CEB, Inc.	209,400	14,997,228
Huron Consulting Group, Inc. (a)	160,208	11,597,457
Verisk Analytics, Inc. (a)	243,150	17,769,402
		44,364,087
Road & Rail - 10.1%
Railroads - 4.7%
Kansas City Southern	106,400	9,867,536
Union Pacific Corp.	486,766	41,735,317
		51,602,853
Trucking - 5.4%
J.B. Hunt Transport Services, Inc.	794,720	57,839,722
Old Dominion Freight Lines, Inc. (a)	30,900	2,054,541
		59,894,263

TOTAL ROAD & RAIL		111,497,116

Trading Companies & Distributors - 4.8%
Trading Companies & Distributors - 4.8%
AerCap Holdings NV (a)	491,500	20,662,660
HD Supply Holdings, Inc. (a)	800,348	26,411,484
Wolseley PLC	90,538	5,844,809
		52,918,953
TOTAL COMMON STOCKS
(Cost $1,004,781,636)		1,084,358,897

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 0.15% (b)	13,828,745	13,828,745
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	4,652,253	4,652,253
TOTAL MONEY MARKET FUNDS
(Cost $18,480,998)		18,480,998
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $1,023,262,634)		1,102,839,895
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,839,154
NET ASSETS - 100%		$1,104,679,049

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,287
Fidelity Securities Lending Cash Central Fund	24,053
Total	$36,340

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Industrials Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,540,598) — See accompanying schedule: Unaffiliated issuers (cost $1,004,781,636)	$1,084,358,897
Fidelity Central Funds (cost $18,480,998)	18,480,998
Total Investments (cost $1,023,262,634)		$1,102,839,895
Receivable for investments sold		15,664,466
Receivable for fund shares sold		185,848
Dividends receivable		1,638,942
Distributions receivable from Fidelity Central Funds		4,737
Prepaid expenses		8,664
Other receivables		39,506
Total assets		1,120,382,058
Liabilities
Payable for investments purchased	$9,942,945
Payable for fund shares redeemed	324,065
Accrued management fee	528,878
Other affiliated payables	199,993
Other payables and accrued expenses	54,875
Collateral on securities loaned, at value	4,652,253
Total liabilities		15,703,009
Net Assets		$1,104,679,049
Net Assets consist of:
Paid in capital		$967,805,335
Undistributed net investment income		3,671,405
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		53,625,048
Net unrealized appreciation (depreciation) on investments		79,577,261
Net Assets, for 37,858,692 shares outstanding		$1,104,679,049
Net Asset Value, offering price and redemption price per share ($1,104,679,049 ÷ 37,858,692 shares)		$29.18

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2015 (Unaudited)
Investment Income
Dividends		$8,007,628
Income from Fidelity Central Funds		36,340
Total income		8,043,968
Expenses
Management fee	$3,142,133
Transfer agent fees	990,863
Accounting and security lending fees	187,484
Custodian fees and expenses	9,426
Independent trustees' compensation	9,689
Registration fees	34,423
Audit	24,003
Legal	7,106
Miscellaneous	8,367
Total expenses before reductions	4,413,494
Expense reductions	(75,063)	4,338,431
Net investment income (loss)		3,705,537
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	56,399,563
Foreign currency transactions	(290)
Total net realized gain (loss)		56,399,273
Change in net unrealized appreciation (depreciation) on investment securities		(180,128,501)
Net gain (loss)		(123,729,228)
Net increase (decrease) in net assets resulting from operations		$(120,023,691)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,705,537	$8,167,148
Net realized gain (loss)	56,399,273	133,982,514
Change in net unrealized appreciation (depreciation)	(180,128,501)	(43,473,148)
Net increase (decrease) in net assets resulting from operations	(120,023,691)	98,676,514
Distributions to shareholders from net investment income	(837,360)	(7,771,302)
Distributions to shareholders from net realized gain	(11,827,701)	(120,155,720)
Total distributions	(12,665,061)	(127,927,022)
Share transactions
Proceeds from sales of shares	195,492,794	664,803,726
Reinvestment of distributions	12,354,925	124,783,311
Cost of shares redeemed	(113,169,735)	(834,778,865)
Net increase (decrease) in net assets resulting from share transactions	94,677,984	(45,191,828)
Redemption fees	1,016	13,871
Total increase (decrease) in net assets	(38,009,752)	(74,428,465)
Net Assets
Beginning of period	1,142,688,801	1,217,117,266
End of period (including undistributed net investment income of $3,671,405 and undistributed net investment income of $803,228, respectively)	$1,104,679,049	$1,142,688,801
Other Information Shares
Sold	6,086,762	20,937,925
Issued in reinvestment of distributions	382,269	4,000,298
Redeemed	(3,561,978)	(26,111,243)
Net increase (decrease)	2,907,053	(1,173,020)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Industrials Portfolio

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$32.69	$33.69	$28.04	$24.69	$25.24	$18.39
Income from Investment Operations
Net investment income (loss)B	.10	.22	.23	.28	.19	.15
Net realized and unrealized gain (loss)	(3.25)	2.44	7.36	3.54	.01	6.80
Total from investment operations	(3.15)	2.66	7.59	3.82	.20	6.95
Distributions from net investment income	(.02)	(.23)	(.20)	(.26)	(.13)	(.10)
Distributions from net realized gain	(.34)	(3.43)	(1.74)	(.21)	(.62)	–
Total distributions	(.36)	(3.66)	(1.94)	(.47)	(.75)	(.10)
Redemption fees added to paid in capitalB,C	–	–	–	–	–	–
Net asset value, end of period	$29.18	$32.69	$33.69	$28.04	$24.69	$25.24
Total ReturnD,E	(9.73)%	8.74%	27.80%	15.71%	.94%	37.85%
Ratios to Average Net AssetsF,G
Expenses before reductions	.77%H	.78%	.81%	.85%	.87%	.90%
Expenses net of fee waivers, if any	.76%H	.78%	.81%	.85%	.87%	.90%
Expenses net of all reductions	.76%H	.78%	.81%	.84%	.86%	.90%
Net investment income (loss)	.65%H	.68%	.74%	1.13%	.83%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$1,104,679	$1,142,689	$1,217,117	$873,266	$551,144	$572,451
Portfolio turnover rateI	89%H,J	72%J	58%	75%	102%	80%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Transportation Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
United Parcel Service, Inc. Class B	15.0	11.9
Union Pacific Corp.	14.3	16.9
Southwest Airlines Co.	6.4	3.6
American Airlines Group, Inc.	6.2	6.3
Delta Air Lines, Inc.	5.6	6.2
FedEx Corp.	5.0	8.0
Alaska Air Group, Inc.	4.7	1.1
United Continental Holdings, Inc.	3.7	4.5
Swift Transporation Co.	3.2	3.8
CSX Corp.	3.2	4.1
	67.3

Top Industries (% of fund's net assets)

As of August 31, 2015
Road & Rail	33.6%
Airlines	31.1%
Air Freight & Logistics	23.6%
Machinery	4.4%
Oil, Gas & Consumable Fuels	3.0%
All Others*	4.3%

As of February 28, 2015
Road & Rail	45.7%
Air Freight & Logistics	24.4%
Airlines	24.0%
Machinery	1.5%
Oil, Gas & Consumable Fuels	1.5%
All Others*	2.9%

* Includes short-term investments and net other assets (liabilities).

Transportation Portfolio

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Air Freight & Logistics - 23.6%
Air Freight & Logistics - 23.6%
Atlas Air Worldwide Holdings, Inc. (a)	200	$8,262
C.H. Robinson Worldwide, Inc.	161,896	10,916,647
FedEx Corp.	170,400	25,663,944
Forward Air Corp.	59,100	2,660,682
Hub Group, Inc. Class A (a)	18,300	689,727
Park-Ohio Holdings Corp.	117,520	4,237,771
United Parcel Service, Inc. Class B	792,200	77,358,331
UTi Worldwide, Inc. (a)	107,800	767,536
		122,302,900
Airlines - 31.1%
Airlines - 31.1%
Alaska Air Group, Inc.	325,500	24,366,930
Allegiant Travel Co.	6,300	1,280,538
American Airlines Group, Inc.	815,900	31,803,782
Delta Air Lines, Inc.	665,502	29,135,678
Republic Airways Holdings, Inc. (a)	251,800	775,544
Southwest Airlines Co.	896,200	32,890,540
Spirit Airlines, Inc. (a)	293,159	15,024,399
United Continental Holdings, Inc. (a)	337,936	19,252,214
Virgin America, Inc. (b)	16,800	548,184
Wizz Air Holdings PLC (b)	207,598	5,749,992
		160,827,801
Electrical Equipment - 0.3%
Electrical Components & Equipment - 0.3%
EnerSys	23,900	1,277,933
Machinery - 4.4%
Construction Machinery & Heavy Trucks - 1.8%
Supreme Industries, Inc. Class A	1,101,646	9,143,662
Industrial Machinery - 2.6%
Global Brass & Copper Holdings, Inc.	524,000	10,291,360
Hillenbrand, Inc.	121,600	3,278,336
		13,569,696

TOTAL MACHINERY		22,713,358

Marine - 0.0%
Marine - 0.0%
Diana Shipping, Inc. (a)(b)	23,600	160,480
Oil, Gas & Consumable Fuels - 3.0%
Oil & Gas Storage & Transport - 3.0%
Ardmore Shipping Corp.	197,100	2,211,462
Scorpio Tankers, Inc.	1,416,233	13,397,564
		15,609,026
Road & Rail - 33.6%
Railroads - 20.8%
CSX Corp.	608,819	16,669,464
Genesee & Wyoming, Inc. Class A (a)	22,100	1,511,198
Norfolk Southern Corp.	195,100	15,200,241
Union Pacific Corp.	861,195	73,838,859
		107,219,762
Trucking - 12.8%
ArcBest Corp.	56,900	1,643,272
Avis Budget Group, Inc. (a)	199,100	8,786,283
Celadon Group, Inc.	54,900	1,048,041
Hertz Global Holdings, Inc. (a)	331,600	6,111,388
J.B. Hunt Transport Services, Inc.	113,000	8,224,140
Landstar System, Inc.	154,000	10,194,800
Roadrunner Transportation Systems, Inc. (a)	181,200	3,928,416
Saia, Inc. (a)	171,800	6,451,090
Swift Transporation Co. (a)	864,900	16,856,901
Universal Truckload Services, Inc.	29,589	580,832
YRC Worldwide, Inc. (a)	147,600	2,466,396
		66,291,559

TOTAL ROAD & RAIL		173,511,321

Transportation Infrastructure - 2.5%
Airport Services - 2.5%
Macquarie Infrastructure Co. LLC	74,100	5,833,152
Wesco Aircraft Holdings, Inc. (a)	509,424	7,152,313
		12,985,465
TOTAL COMMON STOCKS
(Cost $399,777,428)		509,388,284

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 0.15% (c)	5,640,588	5,640,588
Fidelity Securities Lending Cash Central Fund, 0.19% (c)(d)	673,110	673,110
TOTAL MONEY MARKET FUNDS
(Cost $6,313,698)		6,313,698
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $406,091,126)		515,701,982
NET OTHER ASSETS (LIABILITIES) - 0.3%		1,498,761
NET ASSETS - 100%		$517,200,743

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,276
Fidelity Securities Lending Cash Central Fund	5,940
Total	$12,216

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Transportation Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $647,331) — See accompanying schedule: Unaffiliated issuers (cost $399,777,428)	$509,388,284
Fidelity Central Funds (cost $6,313,698)	6,313,698
Total Investments (cost $406,091,126)		$515,701,982
Receivable for investments sold		25,852,921
Receivable for fund shares sold		558,893
Dividends receivable		1,568,386
Distributions receivable from Fidelity Central Funds		2,231
Prepaid expenses		4,291
Other receivables		25,663
Total assets		543,714,367
Liabilities
Payable for investments purchased	$24,398,812
Payable for fund shares redeemed	1,044,498
Accrued management fee	255,093
Other affiliated payables	119,332
Other payables and accrued expenses	22,779
Collateral on securities loaned, at value	673,110
Total liabilities		26,513,624
Net Assets		$517,200,743
Net Assets consist of:
Paid in capital		$401,588,365
Undistributed net investment income		1,965,060
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,036,462
Net unrealized appreciation (depreciation) on investments		109,610,856
Net Assets, for 6,416,115 shares outstanding		$517,200,743
Net Asset Value, offering price and redemption price per share ($517,200,743 ÷ 6,416,115 shares)		$80.61

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2015 (Unaudited)
Investment Income
Dividends		$4,938,631
Income from Fidelity Central Funds		12,216
Total income		4,950,847
Expenses
Management fee	$2,085,476
Transfer agent fees	747,073
Accounting and security lending fees	133,717
Custodian fees and expenses	11,877
Independent trustees' compensation	7,582
Registration fees	60,665
Audit	27,765
Legal	6,790
Interest	1,414
Miscellaneous	4,637
Total expenses before reductions	3,086,996
Expense reductions	(102,169)	2,984,827
Net investment income (loss)		1,966,020
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,654,284
Foreign currency transactions	(716)
Total net realized gain (loss)		8,653,568
Change in net unrealized appreciation (depreciation) on: Investment securities	(125,292,280)
Assets and liabilities in foreign currencies	(221)
Total change in net unrealized appreciation (depreciation)		(125,292,501)
Net gain (loss)		(116,638,933)
Net increase (decrease) in net assets resulting from operations		$(114,672,913)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,966,020	$4,091,540
Net realized gain (loss)	8,653,568	52,700,425
Change in net unrealized appreciation (depreciation)	(125,292,501)	100,902,601
Net increase (decrease) in net assets resulting from operations	(114,672,913)	157,694,566
Distributions to shareholders from net investment income	(892,221)	(3,343,267)
Distributions to shareholders from net realized gain	(5,434,438)	(18,761,701)
Total distributions	(6,326,659)	(22,104,968)
Share transactions
Proceeds from sales of shares	73,735,735	1,069,242,761
Reinvestment of distributions	6,078,661	21,308,776
Cost of shares redeemed	(588,261,855)	(529,854,123)
Net increase (decrease) in net assets resulting from share transactions	(508,447,459)	560,697,414
Redemption fees	14,323	109,874
Total increase (decrease) in net assets	(629,432,708)	696,396,886
Net Assets
Beginning of period	1,146,633,451	450,236,565
End of period (including undistributed net investment income of $1,965,060 and undistributed net investment income of $891,261, respectively)	$517,200,743	$1,146,633,451
Other Information Shares
Sold	827,993	12,116,354
Issued in reinvestment of distributions	68,062	244,789
Redeemed	(6,672,603)	(6,070,754)
Net increase (decrease)	(5,776,548)	6,290,389

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Transportation Portfolio

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$94.04	$76.28	$57.75	$53.02	$56.26	$42.01
Income from Investment Operations
Net investment income (loss)B	.23	.46	.45	.51	.26	.27
Net realized and unrealized gain (loss)	(13.04)	19.67	20.44	7.59	(.34)	14.13
Total from investment operations	(12.81)	20.13	20.89	8.10	(.08)	14.40
Distributions from net investment income	(.09)	(.34)	(.27)	(.41)	(.17)	(.17)
Distributions from net realized gain	(.54)	(2.04)	(2.09)	(2.96)	(2.99)	–
Total distributions	(.62)C	(2.38)	(2.36)	(3.37)	(3.16)	(.17)
Redemption fees added to paid in capitalB	–D	.01	–D	–D	–	.02
Net asset value, end of period	$80.61	$94.04	$76.28	$57.75	$53.02	$56.26
Total ReturnE,F	(13.68)%	26.80%	36.60%	16.10%	.16%	34.32%
Ratios to Average Net AssetsG,H
Expenses before reductions	.81%I	.81%	.85%	.89%	.88%	.90%
Expenses net of fee waivers, if any	.81%I	.81%	.85%	.89%	.88%	.90%
Expenses net of all reductions	.78%I	.81%	.84%	.86%	.87%	.90%
Net investment income (loss)	.52%I	.53%	.68%	.98%	.49%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$517,201	$1,146,633	$450,237	$212,956	$212,647	$467,230
Portfolio turnover rateJ	56%I	72%K	78%	47%	82%	114%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.62 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.536 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2015

1. Organization.

Air Transportation Portfolio, Defense and Aerospace Portfolio, Environment and Alternative Energy Portfolio, Industrial Equipment Portfolio, Industrials Portfolio, and Transportation Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Defense and Aerospace Portfolio, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, market discount, redemptions in kind, passive foreign investment companies (PFIC), deferred trustees compensation, original issue discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Air Transportation Portfolio	$309,964,705	$70,425,544	$(22,781,188)	$47,644,356
Defense and Aerospace Portfolio	597,566,140	228,353,765	(21,584,486)	206,769,279
Environment and Alternative Energy Portfolio	80,739,578	3,565,652	(6,511,241)	(2,945,589)
Industrial Equipment Portfolio	105,949,137	12,146,850	(6,442,225)	5,704,625
Industrials Portfolio	1,025,456,229	130,571,129	(53,187,463)	77,383,666
Transportation Portfolio	407,237,482	121,074,363	(12,609,863)	108,464,500

Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Air Transportation Portfolio	192,844,688	508,684,126
Defense and Aerospace Portfolio	173,661,797	168,160,661
Environment and Alternative Energy Portfolio	6,670,704	11,579,594
Industrial Equipment Portfolio	51,909,726	68,409,999
Industrials Portfolio	495,747,573	517,954,647
Transportation Portfolio	211,973,440	717,453,447

Redemptions In-Kind. During the period, 2,554,993 shares of the Industrial Equipment Portfolio held by an unaffiliated entity were redeemed for cash and investments with a value of $96,042,190. The net realized gain of $25,749,250 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Industrial Equipment Portfolio recognized no gain or loss for federal income tax purposes.

Exchanges In-Kind. Cash and investments received in-kind through subscriptions totaled $96,022,017 in exchange for 2,963,642 shares of the Industrials Portfolio. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. The Industrials Portfolio recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows.

	Individual Rate	Group Rate	Total
Air Transportation Portfolio	.30%	.25%	.55%
Defense and Aerospace Portfolio	.30%	.25%	.55%
Environment and Alternative Energy Portfolio	.30%	.25%	.55%
Industrial Equipment Portfolio	.30%	.25%	.55%
Industrials Portfolio	.30%	.25%	.55%
Transportation Portfolio	.30%	.25%	.55%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Air Transportation Portfolio	.21%
Defense and Aerospace Portfolio	.19%
Environment and Alternative Energy Portfolio	.27%
Industrial Equipment Portfolio	.19%
Industrials Portfolio	.17%
Transportation Portfolio	.20%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Air Transportation Portfolio	$7,957
Defense and Aerospace Portfolio	2,027
Environment and Alternative Energy Portfolio	138
Industrial Equipment Portfolio	2,263
Industrials Portfolio	8,760
Transportation Portfolio	13,068

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Air Transportation Portfolio	Borrower	$6,446,000.36%		$191
Defense and Aerospace Portfolio	Borrower	9,791,000.35%		1,346
Transportation Portfolio	Borrower	9,593,267.35%		1,414

Other. During the period, the investment adviser reimbursed Air Transportation Portfolio for certain losses in the amount of $7,333.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Air Transportation Portfolio	$480
Defense and Aerospace Portfolio	701
Environment and Alternative Energy Portfolio	67
Industrial Equipment Portfolio	165
Industrials Portfolio	869
Transportation Portfolio	773

During the period, the Funds did not borrow on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity was as follows:

Total Security Lending Income
Air Transportation Portfolio	$10,046
Defense and Aerospace Portfolio	13,145
Environment and Alternative Energy Portfolio	11,518
Industrial Equipment Portfolio	13,362
Industrials Portfolio	24,053
Transportation Portfolio	5,940

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Air Transportation Portfolio	$27,345	$6
Defense and Aerospace Portfolio	17,684	–
Environment and Alternative Energy Portfolio	924	–
Industrial Equipment Portfolio	8,460	–
Industrials Portfolio	44,358	–
Transportation Portfolio	85,408	171

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Air Transportation Portfolio	$10,281
Defense and Aerospace Portfolio	23,308
Environment and Alternative Energy Portfolio	2,091
Industrial Equipment Portfolio	8,542
Industrials Portfolio	30,705
Transportation Portfolio	16,590

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares of the following funds:

	VIP FundsManager 50% Portfolio	VIP FundsManager 60% Portfolio	Strategic Advisers Core Fund
Industrial Equipment Portfolio	17%	32%	–
Industrials Portfolio	–	15%	24%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following funds:

% of shares held
Industrial Equipment Portfolio	49%
Industrials Portfolio	54%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During Period-B March 1, 2015 to August 31, 2015
Air Transportation Portfolio	.83%
Actual		$1,000.00	$914.60	$3.99
Hypothetical-C		$1,000.00	$1,020.96	$4.22
Defense and Aerospace Portfolio	.79%
Actual		$1,000.00	$889.80	$3.75
Hypothetical-C		$1,000.00	$1,021.17	$4.01
Environment and Alternative Energy Portfolio	.96%
Actual		$1,000.00	$910.70	$4.61
Hypothetical-C		$1,000.00	$1,020.31	$4.88
Industrial Equipment Portfolio	.82%
Actual		$1,000.00	$916.10	$3.95
Hypothetical-C		$1,000.00	$1,021.01	$4.17
Industrials Portfolio	.76%
Actual		$1,000.00	$902.70	$3.63
Hypothetical-C		$1,000.00	$1,021.32	$3.86
Transportation Portfolio	.81%
Actual		$1,000.00	$863.20	$3.79
Hypothetical-C		$1,000.00	$1,021.06	$4.12

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

SELCI-SANN-1015
1.813660.110

Fidelity® Select Portfolios®
Health Care Sector

Biotechnology Portfolio

Health Care Portfolio

Medical Delivery Portfolio

Medical Equipment and Systems Portfolio

Pharmaceuticals Portfolio

Semi-Annual Report

August 31, 2015

Contents

Biotechnology Portfolio
Investment Summary
Investments
Financial Statements
Health Care Portfolio
Investment Summary
Investments
Financial Statements
Medical Delivery Portfolio
Investment Summary
Investments
Financial Statements
Medical Equipment and Systems Portfolio
Investment Summary
Investments
Financial Statements
Pharmaceuticals Portfolio
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Biotechnology Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Gilead Sciences, Inc.	6.8	7.9
Biogen, Inc.	6.3	7.0
Regeneron Pharmaceuticals, Inc.	4.9	3.5
Alexion Pharmaceuticals, Inc.	4.6	3.7
Celgene Corp.	4.6	6.1
BioMarin Pharmaceutical, Inc.	4.2	2.4
Vertex Pharmaceuticals, Inc.	4.1	4.3
Incyte Corp.	2.6	1.8
Anacor Pharmaceuticals, Inc.	2.1	0.4
Medivation, Inc.	1.7	2.3
	41.9

Top Industries (% of fund's net assets)

As of August 31, 2015
Biotechnology	89.8%
Pharmaceuticals	9.7%
Health Care Equipment & Supplies	0.2%
Life Sciences Tools & Services	0.1%
All Others*	0.2%

As of February 28, 2015
Biotechnology	93.0%
Pharmaceuticals	6.3%
Health Care Equipment & Supplies	0.3%
Life Sciences Tools & Services	0.1%
All Others*	0.3%

* Includes short-term investments and net other assets (liabilities).

Biotechnology Portfolio

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Biotechnology - 88.8%
Biotechnology - 88.8%
ACADIA Pharmaceuticals, Inc. (a)(b)	4,556,464	$166,903,276
Acceleron Pharma, Inc. (a)(b)(c)	3,222,920	93,400,222
Achillion Pharmaceuticals, Inc. (a)(b)(c)	7,229,800	53,428,222
Acorda Therapeutics, Inc. (a)(b)(c)	3,750,211	119,894,246
Actelion Ltd.	438,353	59,858,890
Adamas Pharmaceuticals, Inc. (a)(c)	1,831,533	36,740,552
Adaptimmune Therapeutics PLC sponsored ADR (b)	2,468,330	27,052,897
ADMA Biologics, Inc. (a)	372,800	3,440,944
Aduro Biotech, Inc. (b)	988,715	19,141,522
Aduro Biotech, Inc.	1,711,378	29,819,050
Aegerion Pharmaceuticals, Inc. (a)(b)(c)	2,843,518	50,301,833
Affimed NV	740,923	7,468,504
Agenus, Inc. (a)(b)	2,301,918	16,366,637
Agenus, Inc. warrants 1/9/18 (a)	1,548,000	123,917
Agios Pharmaceuticals, Inc. (a)	287,590	24,847,776
Aimmune Therapeutics, Inc. (c)	1,594,184	33,621,341
Aimmune Therapeutics, Inc. (c)	2,173,892	41,262,644
Akebia Therapeutics, Inc. (a)(b)(c)	1,643,723	11,440,312
Alder Biopharmaceuticals, Inc. (a)(c)	2,537,943	98,345,291
Aldeyra Therapeutics, Inc. (a)(c)	958,916	6,904,195
Alexion Pharmaceuticals, Inc. (a)	4,169,054	717,869,408
Alkermes PLC (a)	2,355,811	140,312,103
Alnylam Pharmaceuticals, Inc. (a)	1,771,378	182,292,510
AMAG Pharmaceuticals, Inc. (a)(b)	1,697,477	106,160,212
Amarin Corp. PLC ADR (a)(b)	4,624,866	10,220,954
Amgen, Inc.	34,486	5,234,285
Amicus Therapeutics, Inc. (a)	3,392,125	48,778,758
Anacor Pharmaceuticals, Inc. (a)(c)	2,481,866	323,660,145
Applied Genetic Technologies Corp. (a)(b)(c)	1,138,500	18,705,555
Ardelyx, Inc. (a)(c)	2,040,126	38,721,591
ARIAD Pharmaceuticals, Inc. (a)(b)	5,543,251	52,328,289
Array BioPharma, Inc. (a)	2,704,296	15,955,346
Ascendis Pharma A/S ADR	156,332	2,992,194
Asterias Biotherapeutics, Inc. (a)(b)	653,913	3,099,548
Atara Biotherapeutics, Inc. (b)	1,313,182	53,223,266
aTyr Pharma, Inc. (a)	201,820	2,922,354
aTyr Pharma, Inc.	675,659	8,805,188
Avalanche Biotechnologies, Inc. (a)(b)	720,957	7,541,210
Axovant Sciences Ltd. (a)	717,566	8,625,143
BioCryst Pharmaceuticals, Inc. (a)	1,406,100	16,367,004
Biogen, Inc. (a)	3,313,548	985,117,820
BioMarin Pharmaceutical, Inc. (a)	5,052,617	653,000,221
Bionovo, Inc. warrants 2/2/16 (a)	1,043,150	10
BioTime, Inc. warrants 10/1/18 (a)	30,113	23,187
bluebird bio, Inc. (a)	251,619	33,482,940
Blueprint Medicines Corp. (b)	436,113	11,932,052
Calithera Biosciences, Inc. (b)(c)	1,794,600	10,462,518
Cara Therapeutics, Inc. (a)(c)	1,535,153	29,106,501
Catabasis Pharmaceuticals, Inc.	605,098	6,892,066
Catalyst Pharmaceutical Partners, Inc.:
warrants 5/2/17 (a)	141,443	336,224
warrants 5/30/17 (a)	282,100	738,442
Celgene Corp. (a)	6,044,752	713,764,316
Cell Therapeutics, Inc. warrants 7/6/16 (a)	835,596	8
Celldex Therapeutics, Inc. (a)(b)	3,976,706	59,014,317
Cellectis SA sponsored ADR	184,400	6,310,168
Cepheid, Inc. (a)	589,900	28,751,726
Cerulean Pharma, Inc. (a)(c)	2,620,301	10,559,813
Chiasma, Inc. (c)	1,530,734	35,764,069
Chiasma, Inc. (a)(c)	127,365	3,306,395
Chiasma, Inc. warrants (c)	382,683	6,388,736
Chimerix, Inc. (a)	1,485,567	72,703,649
Cidara Therapeutics, Inc. (c)	86,800	1,235,164
Cidara Therapeutics, Inc. Series B (c)	1,066,786	13,662,328
Clovis Oncology, Inc. (a)	938,124	73,042,335
CTI BioPharma Corp. (a)(b)	7,350,977	11,614,544
Cytokinetics, Inc. (a)	1,063,466	7,359,185
Cytokinetics, Inc. warrants 6/25/17 (a)	3,828,480	1,655,626
DBV Technologies SA sponsored ADR (a)	1,147,600	44,790,828
Dicerna Pharmaceuticals, Inc. (a)	659,421	7,233,848
Dyax Corp. (a)(c)	10,015,728	230,562,059
Eleven Biotherapeutics, Inc. (a)(b)	821,860	2,901,166
Emergent BioSolutions, Inc. (a)	336,186	11,191,632
Enanta Pharmaceuticals, Inc. (a)(b)	727,166	28,388,561
Epirus Biopharmaceuticals, Inc. (a)(b)(c)	1,220,700	6,164,535
Epizyme, Inc. (a)(b)(c)	4,120,207	82,404,140
Esperion Therapeutics, Inc. (a)(b)(c)	1,922,778	92,197,205
Exact Sciences Corp. (a)(b)	2,258,602	49,937,690
Exelixis, Inc. (a)(b)	5,125,140	30,494,583
Fate Therapeutics, Inc. (a)(c)	1,747,667	11,412,266
Fibrocell Science, Inc. (a)(b)(c)	3,326,640	18,762,250
FibroGen, Inc. (b)	363,239	8,899,356
Forward Pharma A/S sponsored ADR	119,800	3,151,938
Foundation Medicine, Inc. (a)(b)	901,500	21,221,310
Galapagos Genomics NV sponsored ADR	1,138,988	68,954,334
Genmab A/S (a)	2,198,724	197,514,428
Genocea Biosciences, Inc. (a)	898,978	10,455,114
Genomic Health, Inc. (a)	516,228	14,206,595
Geron Corp. (a)(b)(c)	15,808,751	47,900,516
Gilead Sciences, Inc.	10,014,951	1,052,270,897
Global Blood Therapeutics, Inc. (c)	2,567,404	114,354,742
Global Blood Therapeutics, Inc. (c)	293,992	14,549,664
Halozyme Therapeutics, Inc. (a)(b)	3,916,903	68,389,126
Heron Therapeutics, Inc. (a)	362,470	13,940,596
Histogenics Corp. (b)(c)	1,240,986	7,681,703
Ignyta, Inc. (a)	1,300,609	17,792,331
Immune Design Corp. (a)(b)(c)	1,311,741	20,909,152
ImmunoGen, Inc. (a)(c)	4,603,054	61,957,107
Immunomedics, Inc. (a)(b)(c)	6,823,983	14,739,803
Incyte Corp. (a)	3,432,007	398,764,893
Infinity Pharmaceuticals, Inc. (a)	1,808,933	15,954,789
Insys Therapeutics, Inc. (a)(b)	1,881,790	61,007,632
Intercept Pharmaceuticals, Inc. (a)(b)	1,193,868	226,548,392
Intrexon Corp. (a)(b)	1,459,053	64,927,859
Ironwood Pharmaceuticals, Inc. Class A (a)	4,692,810	51,620,910
Isis Pharmaceuticals, Inc. (a)(b)	2,455,587	123,221,356
JHL Biotech, Inc. (d)	1,102,127	4,121,955
Juno Therapeutics, Inc.	362,503	13,162,484
Juno Therapeutics, Inc. (e)	1,158,952	42,081,547
Karyopharm Therapeutics, Inc. (a)(b)(c)	3,571,115	49,495,654
Keryx Biopharmaceuticals, Inc. (a)(b)	3,548,050	21,926,949
Kite Pharma, Inc. (a)(b)	2,117,283	112,575,937
La Jolla Pharmaceutical Co. (a)(c)	1,274,504	45,346,852
Lexicon Pharmaceuticals, Inc. (a)(b)	4,989,403	59,573,472
Ligand Pharmaceuticals, Inc. Class B (a)(b)	927,337	85,259,364
Lion Biotechnologies, Inc. (a)	1,954,882	13,899,211
Macrogenics, Inc. (a)(c)	2,736,885	72,116,920
MannKind Corp. (a)(b)	8,063,306	30,559,930
MediciNova, Inc. (a)(c)	2,489,320	7,343,494
Medivation, Inc. (a)	3,048,809	268,478,121
Merrimack Pharmaceuticals, Inc. (a)	534,440	5,392,500
MiMedx Group, Inc. (a)(b)	1,006,364	9,771,794
Minerva Neurosciences, Inc. (a)(b)(c)	1,843,948	10,289,230
Momenta Pharmaceuticals, Inc. (a)	1,062,677	20,732,828
Myriad Genetics, Inc. (a)(b)	1,189,343	44,671,723
NantKwest, Inc. (b)	523,167	8,956,619
Neurocrine Biosciences, Inc. (a)	3,582,851	166,172,629
NewLink Genetics Corp. (a)(b)(c)	1,456,947	65,431,490
Nivalis Therapeutics, Inc.	81,400	1,183,556
Novavax, Inc. (a)(c)	15,181,621	163,506,058
Novelos Therapeutics, Inc. warrants 12/6/16 (a)	2,362,400	1,134
OncoMed Pharmaceuticals, Inc. (a)(b)	764,832	14,983,059
Ophthotech Corp. (a)(c)	3,016,835	132,831,245
Opko Health, Inc. (a)(b)	2,721,309	29,444,563
Oragenics, Inc. (a)(b)(c)	2,545,258	5,752,283
Orexigen Therapeutics, Inc. (a)(b)(c)	9,832,709	27,236,604
Organovo Holdings, Inc. (a)(b)	1,111,017	3,033,076
Osiris Therapeutics, Inc. (a)(b)(c)	1,866,995	33,605,910
OvaScience, Inc. (a)	1,061,925	20,643,822
PolyMedix, Inc. warrants 4/10/16 (a)	2,961,167	30
Portola Pharmaceuticals, Inc. (a)(c)	2,732,341	128,857,202
Progenics Pharmaceuticals, Inc. (a)(b)(c)	4,448,736	32,609,235
ProNai Therapeutics, Inc. (a)	1,136,890	32,912,966
ProQR Therapeutics BV (a)(c)	1,510,385	26,310,907
Proteon Therapeutics, Inc. (b)	712,500	10,096,125
Prothena Corp. PLC (a)	668,235	38,443,560
PTC Therapeutics, Inc. (a)	1,153,610	44,056,366
Puma Biotechnology, Inc. (a)	1,218,897	112,041,012
Radius Health, Inc. (a)(c)	4,136,959	251,775,325
Raptor Pharmaceutical Corp. (a)(b)	2,983,357	36,188,120
Regeneron Pharmaceuticals, Inc. (a)	1,470,779	755,245,017
Regulus Therapeutics, Inc. (a)(b)	1,925,341	16,038,091
Repligen Corp. (a)(c)	1,861,315	63,433,615
Retrophin, Inc. (a)(b)	330,200	9,054,084
Rigel Pharmaceuticals, Inc. (a)	3,913,851	11,741,553
Sage Therapeutics, Inc. (a)(c)	1,442,993	77,936,052
Sangamo Biosciences, Inc. (a)(c)	3,556,931	26,890,398
Sarepta Therapeutics, Inc. (a)(b)	1,705,108	60,872,356
Seattle Genetics, Inc. (a)(b)	2,433,631	98,002,320
Seres Therapeutics, Inc. (b)(c)	1,028,440	42,505,425
Seres Therapeutics, Inc. (c)	1,292,035	48,059,826
Sophiris Bio, Inc. (a)(c)	1,277,815	1,150,034
Sorrento Therapeutics, Inc. (a)	33,730	427,696
Spark Therapeutics, Inc. (b)(c)	1,413,639	61,648,797
Spectrum Pharmaceuticals, Inc. (a)(b)(c)	3,903,900	28,381,353
Stemline Therapeutics, Inc. (a)(c)	1,513,299	13,937,484
Sunesis Pharmaceuticals, Inc. (a)(b)(c)	4,253,594	5,061,777
Synta Pharmaceuticals Corp. (a)(b)	3,254,017	6,508,034
TESARO, Inc. (a)(b)(c)	2,149,849	110,674,227
TG Therapeutics, Inc. (a)(b)(c)	4,399,236	54,022,618
Threshold Pharmaceuticals, Inc. (a)	366,950	1,541,190
Threshold Pharmaceuticals, Inc. warrants 3/16/16 (a)	631,520	1,117,121
Tobira Therapeutics, Inc. (a)	569,130	6,858,017
Tokai Pharmaceuticals, Inc. (b)	484,000	5,716,040
Ultragenyx Pharmaceutical, Inc. (a)(c)	1,976,978	220,670,284
uniQure B.V. (a)	870,789	23,328,437
United Therapeutics Corp. (a)	995,809	149,988,752
Verastem, Inc. (a)(b)(c)	1,965,033	11,967,051
Versartis, Inc. (a)(c)	2,158,310	27,993,281
Vertex Pharmaceuticals, Inc. (a)	5,051,023	644,106,453
Vical, Inc. (a)(c)	5,921,845	3,495,073
Vitae Pharmaceuticals, Inc. (c)	2,182,971	16,939,855
Vital Therapies, Inc. (a)(b)(c)	1,252,900	4,685,846
Xencor, Inc. (a)(c)	2,594,033	43,501,933
Xenon Pharmaceuticals, Inc. (c)	808,705	7,941,483
XOMA Corp. (a)(b)(c)	8,676,574	7,209,365
Zafgen, Inc. (a)(c)	2,613,501	95,445,057
ZIOPHARM Oncology, Inc. (a)(b)	175,102	1,525,138
		13,826,270,994
Capital Markets - 0.0%
Asset Management & Custody Banks - 0.0%
RPI International Holdings LP (d)	54,958	7,738,086
Health Care Equipment & Supplies - 0.1%
Health Care Equipment - 0.1%
Bellerophon Therapeutics, Inc. (c)	1,074,370	5,457,800
Vermillion, Inc. (a)(b)(c)	5,009,600	10,219,584
Zosano Pharma Corp. (c)	827,900	6,705,990
		22,383,374
Life Sciences Tools & Services - 0.1%
Life Sciences Tools & Services - 0.1%
Genfit (a)(b)	195,869	8,237,894
Transgenomic, Inc. (a)	236,500	295,625
Transgenomic, Inc. warrants 2/3/17 (a)	1,419,000	184
		8,533,703
Personal Products - 0.0%
Personal Products - 0.0%
MYOS Corp. (a)	33,334	56,668
Pharmaceuticals - 9.1%
Pharmaceuticals - 9.1%
Achaogen, Inc. (a)(b)	901,382	6,219,536
Adimab LLC unit (d)(f)	1,954,526	36,171,914
Aradigm Corp. (a)	159,954	1,084,488
Auris Medical Holding AG (a)	1,405,000	6,680,775
Biodel, Inc. (a)(c)	3,281,200	2,172,154
Biodelivery Sciences International, Inc. (a)(b)	439,500	2,966,625
Carbylan Therapeutics, Inc. (c)	2,619,696	14,224,949
Cempra, Inc. (a)	449,100	15,449,040
Collegium Pharmaceutical, Inc.	368,300	5,568,696
Dermira, Inc. (c)	2,041,386	52,463,620
Dermira, Inc. (c)(e)	875,705	22,505,619
Egalet Corp. (a)(b)(c)	1,881,493	21,091,537
Eisai Co. Ltd.	1,619,000	110,292,128
Endo Health Solutions, Inc. (a)	268,249	20,655,173
Flex Pharma, Inc.	108,600	1,306,458
GW Pharmaceuticals PLC ADR (a)(b)	1,329,654	141,408,703
Horizon Pharma PLC (a)(c)	8,784,102	256,671,460
Intra-Cellular Therapies, Inc. (a)	1,670,950	44,764,751
Jazz Pharmaceuticals PLC (a)	1,291,520	218,034,406
Kura Oncology, Inc.	1,520,587	9,610,110
Nektar Therapeutics (a)(b)	1,432,471	15,828,805
NeurogesX, Inc. (a)(c)	2,550,000	10,965
Ocular Therapeutix, Inc. (a)(b)	936,128	16,494,575
Pacira Pharmaceuticals, Inc. (a)(b)	957,533	55,106,024
Paratek Pharmaceuticals, Inc. (a)(c)	1,727,718	44,886,114
Parnell Pharmaceuticals Holdings Ltd. (a)(c)	692,482	2,790,702
Repros Therapeutics, Inc. (a)(b)(c)	2,427,585	18,036,957
SCYNEXIS, Inc. (a)	509,200	3,925,932
Sun Pharmaceutical Industries Ltd. (a)	826,199	11,195,245
Tetraphase Pharmaceuticals, Inc. (a)	1,742,703	75,650,737
The Medicines Company (a)	574,250	23,544,250
TherapeuticsMD, Inc. (a)	5,008,481	30,701,989
XenoPort, Inc. (a)	2,190,701	14,787,232
Zogenix, Inc. (a)(c)	1,929,146	37,078,186
Zogenix, Inc. warrants 7/27/17 (a)(c)	498,465	140,981
ZS Pharma, Inc. (a)(b)(c)	1,413,709	72,325,352
		1,411,846,188
TOTAL COMMON STOCKS
(Cost $10,505,810,118)		15,276,829,013

Preferred Stocks - 1.7%
Convertible Preferred Stocks - 1.6%
Biotechnology - 0.9%
Biotechnology - 0.9%
23andMe, Inc. Series E (d)	1,505,457	16,299,989
CytomX Therapeutics, Inc. Series D (d)	18,110,703	3,622,141
Editas Medicine, Inc. Series B (d)	588,811	2,649,650
Gensight Biologics Series B (d)	832,968	2,598,508
Immunocore Ltd. Series A (d)	73,318	13,605,408
Intellia Therapeutics, Inc. Series B (d)	508,813	2,671,268
Jounce Therapeutics, Inc. Series B (d)	7,257,779	16,402,581
Moderna LLC Series E (d)	269,897	16,644,548
Ovid Therapeutics, Inc. Series B (d)	1,039,201	6,474,222
Pronutria Biosciences, Inc. Series C (d)	1,642,272	16,554,102
RaNA Therapeutics LLC Series B (d)	5,634,091	6,084,818
Syndax Pharmaceuticals, Inc. Series C1 (d)	1,441,772	16,137,754
Twist Bioscience Corp. Series C (d)	8,133,875	12,199,991
WAVE Life Sciences Series B (d)	243,056	12,152,800
		144,097,780
Health Care Equipment & Supplies - 0.1%
Health Care Supplies - 0.1%
Novocure Ltd. Series J (d)	118,673	13,893,926
Pharmaceuticals - 0.6%
Pharmaceuticals - 0.6%
Afferent Pharmaceuticals, Inc. Series C (d)	8,274,568	20,299,989
Kolltan Pharmaceuticals, Inc. Series D (a)(d)	10,639,609	10,639,609
MyoKardia, Inc. Series B (d)	8,237,477	22,200,001
Stemcentrx, Inc. Series G (d)	876,163	20,186,796
Syros Pharmaceuticals, Inc. Series B, 6.00% (d)	860,442	2,707,037
Voyager Therapeutics, Inc. Series B (d)	5,466,667	16,400,001
		92,433,433

TOTAL CONVERTIBLE PREFERRED STOCKS		250,425,139

Nonconvertible Preferred Stocks - 0.1%
Biotechnology - 0.1%
Biotechnology - 0.1%
Moderna LLC Series D, 8.00% (a)(d)	207,494	12,796,155
TOTAL PREFERRED STOCKS
(Cost $256,552,939)		263,221,294

Money Market Funds - 8.9%
Fidelity Cash Central Fund, 0.15% (g)	162,403,188	162,403,188
Fidelity Securities Lending Cash Central Fund, 0.19% (g)(h)	1,216,884,374	1,216,884,374
TOTAL MONEY MARKET FUNDS
(Cost $1,379,287,562)		1,379,287,562
TOTAL INVESTMENT PORTFOLIO - 108.7%
(Cost $12,141,650,619)		16,919,337,869
NET OTHER ASSETS (LIABILITIES) - (8.7)%		(1,353,872,920)
NET ASSETS - 100%		$15,565,464,949

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $311,253,249 or 2.0% of net assets.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $64,587,166 or 0.4% of net assets.

 (f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is wholly-owned by the Fund.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series E	6/18/15	$16,299,991
Adimab LLC unit	9/17/14 - 6/5/15	$31,176,915
Afferent Pharmaceuticals, Inc. Series C	7/1/15	$20,299,998
CytomX Therapeutics, Inc. Series D	6/12/15	$2,686,578
Editas Medicine, Inc. Series B	8/4/15	$2,649,650
Gensight Biologics Series B	7/2/15	$2,567,478
Immunocore Ltd. Series A	7/27/15	$13,796,921
Intellia Therapeutics, Inc. Series B	8/20/15	$2,671,268
JHL Biotech, Inc.	4/14/15	$4,121,955
Jounce Therapeutics, Inc. Series B	4/17/15	$16,402,581
Kolltan Pharmaceuticals, Inc. Series D	3/13/14	$10,639,609
Moderna LLC Series D, 8.00%	11/6/13	$4,425,847
Moderna LLC Series E	12/18/14	$16,644,548
MyoKardia, Inc. Series B	4/20/15	$22,200,001
Novocure Ltd. Series J	6/1/15	$16,370,940
Ovid Therapeutics, Inc. Series B	8/10/15	$6,474,222
Pronutria Biosciences, Inc. Series C	1/30/15	$16,554,102
RaNA Therapeutics LLC Series B	7/17/15	$6,084,818
RPI International Holdings LP	5/21/15	$6,479,548
Stemcentrx, Inc. Series G	8/14/15	$20,186,796
Syndax Pharmaceuticals, Inc. Series C1	8/21/15	$16,137,754
Syros Pharmaceuticals, Inc. Series B, 6.00%	10/9/14	$2,707,037
Twist Bioscience Corp. Series C	5/29/15	$12,199,999
Voyager Therapeutics, Inc. Series B	4/10/15	$16,400,001
WAVE Life Sciences Series B	8/14/15	$12,152,800

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$62,483
Fidelity Securities Lending Cash Central Fund	15,569,961
Total	$15,632,444

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acceleron Pharma, Inc.	$124,672,058	$4,915,644	$--	$--	$93,400,222
Achillion Pharmaceuticals, Inc.	87,769,772	--	--	--	53,428,222
Acorda Therapeutics, Inc.	126,918,714	--	10,602	--	119,894,246
Adamas Pharmaceuticals, Inc.	29,593,192	3,011,393	--	--	36,740,552
Aegerion Pharmaceuticals, Inc.	77,343,690	--	--	--	50,301,833
Aimmune Therapeutics, Inc.	--	35,496,147	--	--	33,621,341
Aimmune Therapeutics, Inc.	--	--	--	--	41,262,644
Akebia Therapeutics, Inc.	5,790,491	8,401,800	--	--	11,440,312
Alder Biopharmaceuticals, Inc.	8,264,767	79,943,687	--	--	98,345,291
Aldeyra Therapeutics, Inc.	5,676,463	3,018,000	--	--	6,904,195
Anacor Pharmaceuticals, Inc.	49,918,773	99,750,305	--	--	323,660,145
Applied Genetic Technologies Corp.	22,821,543	253,179	--	--	18,705,555
Ardelyx, Inc.	29,190,159	3,503,133	--	--	38,721,591
Atara Biotherapeutics, Inc.	26,396,865	50,383,075	39,207,684	--	--
Bellerophon Therapeutics, Inc.	12,802,584	74,368	--	--	5,457,800
Biodel, Inc.	--	3,018,704	--	--	2,172,154
Calithera Biosciences, Inc.	20,983,814	7,846,286	--	--	10,462,518
Cara Therapeutics, Inc.	6,937,743	16,710,484	--	--	29,106,501
Carbylan Therapeutics, Inc.	--	13,246,490	--	--	14,224,949
Cerulean Pharma, Inc.	15,645,230	4,642,206	490,800	--	10,559,813
Chiasma, Inc.	--	--	--	--	35,764,069
Chiasma, Inc.	--	2,519,156	--	--	3,306,395
Chiasma, Inc. warrants	--	--	--	--	6,388,736
Cidara Therapeutics, Inc.	--	1,408,485	--	--	1,235,164
Cidara Therapeutics, Inc. Series B	--	--	--	--	13,662,328
Dermira, Inc.	13,185,490	--	--	--	--
Dermira, Inc.	19,704,594	15,935,461	--	--	52,463,620
Dermira, Inc.	--	--	--	--	22,505,619
Dyax Corp.	107,545,440	74,249,709	--	--	230,562,059
Egalet Corp.	17,461,523	8,075,554	--	--	21,091,537
Epirus Biopharmaceuticals, Inc.	12,853,971	--	--	--	6,164,535
Epizyme, Inc.	80,350,788	14,219,555	--	--	82,404,140
Esperion Therapeutics, Inc.	67,939,105	76,533,849	5,096,374	--	92,197,205
Fate Therapeutics, Inc.	6,878,794	2,247,211	--	--	11,412,266
Fibrocell Science, Inc.	16,200,737	--	--	--	18,762,250
Geron Corp.	47,395,355	483,317	--	--	47,900,516
Global Blood Therapeutics, Inc.	--	--	--	--	114,354,742
Global Blood Therapeutics, Inc.	--	11,858,044	--	--	14,549,664
Histogenics Corp.	13,241,321	--	--	--	7,681,703
Horizon Pharma PLC	125,280,137	73,455,615	--	--	256,671,460
Hyperion Therapeutics, Inc.	59,072,193	--	92,062,169	--	--
Ignyta, Inc.	10,178,903	1,902,250	--	--	--
Immune Design Corp.	15,113,732	16,536,993	--	--	20,909,152
ImmunoGen, Inc.	12,057,073	47,898,242	--	--	61,957,107
Immunomedics, Inc.	17,865,023	8,348,895	--	--	14,739,803
Intercept Pharmaceuticals, Inc.	259,372,145	6,185,618	--	--	--
Karyopharm Therapeutics, Inc.	81,985,213	14,544,658	--	--	49,495,654
KYTHERA Biopharmaceuticals, Inc.	54,184,482	14,060,114	118,536,146	--	--
La Jolla Pharmaceutical Co.	19,477,400	6,966,970	--	--	45,346,852
Macrogenics, Inc.	87,247,247	7,884,700	--	--	72,116,920
MediciNova, Inc.	--	8,713,150	--	--	7,343,494
Minerva Neurosciences, Inc.	6,560,424	3,323,584	--	--	10,289,230
NeurogesX, Inc.	15,300	--	--	--	10,965
NewLink Genetics Corp.	71,346,813	--	7,491,608	--	65,431,490
Novavax, Inc.	131,868,162	6,473,052	--	--	163,506,058
Ophthotech Corp.	158,638,348	3,407,650	--	--	132,831,245
Oragenics, Inc.	2,876,142	--	--	--	5,752,283
Orexigen Therapeutics, Inc.	51,734,406	4,989,839	--	--	27,236,604
Osiris Therapeutics, Inc.	32,243,004	--	--	--	33,605,910
Paratek Pharmaceuticals, Inc.	40,049,455	9,252,099	--	--	44,886,114
Parnell Pharmaceuticals Holdings Ltd.	2,936,124	--	--	--	2,790,702
Portola Pharmaceuticals, Inc.	93,948,729	10,608,000	--	--	128,857,202
Progenics Pharmaceuticals, Inc.	28,961,271	--	--	--	32,609,235
ProQR Therapeutics BV	24,561,033	--	--	--	--
ProQR Therapeutics BV	1,150,513	--	--	--	26,310,907
PTC Therapeutics, Inc.	146,997,577	974,627	43,553,026	--	--
Radius Health, Inc.	124,452,401	70,100,328	--	--	251,775,325
Receptos, Inc.	290,260,273	--	496,505,196	--	--
Repligen Corp.	47,854,409	--	--	--	63,433,615
Repros Therapeutics, Inc.	21,372,818	990,532	--	--	18,036,957
Sage Therapeutics, Inc.	7,478,180	--	--	--	--
Sage Therapeutics, Inc.	54,038,026	1,506,946	--	--	77,936,052
Sangamo Biosciences, Inc.	57,896,240	1,820,594	--	--	26,890,398
Seres Therapeutics, Inc.	--	37,782,820	--	--	42,505,425
Seres Therapeutics, Inc.	--	--	--	--	48,059,826
Sophiris Bio, Inc.	1,024,808	--	--	--	1,150,034
Spark Therapeutics, Inc.	55,513,996	29,714,713	--	--	61,648,797
Spectrum Pharmaceuticals, Inc.	24,321,297	--	--	--	28,381,353
Stemline Therapeutics, Inc.	22,987,012	--	--	--	13,937,484
Sunesis Pharmaceuticals, Inc.	9,442,979	--	--	--	5,061,777
TESARO, Inc.	57,175,893	63,549,603	--	--	110,674,227
TG Therapeutics, Inc.	20,075,398	52,559,081	--	--	54,022,618
Ultragenyx Pharmaceutical, Inc.	103,155,222	9,286,667	--	--	220,670,284
Verastem, Inc.	14,619,846	--	--	--	11,967,051
Vermillion, Inc.	--	9,818,816	--	--	10,219,584
Versartis, Inc.	40,767,554	1,939,347	--	--	27,993,281
Vical, Inc.	6,040,282	--	--	--	3,495,073
Vitae Pharmaceuticals, Inc.	24,883,893	608,147	--	--	16,939,855
Vital Therapies, Inc.	32,994,640	--	5,639,991	--	4,685,846
Xencor, Inc.	19,542,838	28,247,646	--	--	43,501,933
Xenon Pharmaceuticals, Inc.	4,992,163	--	--	--	--
Xenon Pharmaceuticals, Inc.	10,142,029	--	--	--	7,941,483
XOMA Corp.	17,853,076	16,184,481	--	--	7,209,365
Zafgen, Inc.	101,011,814	--	--	--	95,445,057
Zogenix, Inc.	16,471,906	--	--	--	--
Zogenix, Inc.	--	13,555,449	--	--	37,078,186
Zogenix, Inc. warrants 7/27/17	69,302	--	--	--	140,981
Zosano Pharma Corp.	8,593,602	--	--	--	6,705,990
ZS Pharma, Inc.	59,491,385	9,923,742	--	--	72,325,352
Total	$3,843,727,107	$1,134,860,210	$808,593,596	$--	$4,353,348,028

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$15,276,829,013	$14,806,664,560	$406,133,652	$64,030,801
Preferred Stocks	263,221,294	--	--	263,221,294
Money Market Funds	1,379,287,562	1,379,287,562	--	--
Total Investments in Securities:	$16,919,337,869	$16,185,952,122	$406,133,652	$327,252,095

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Preferred Stocks
Beginning Balance	$137,108,643
Total Realized Gain (Loss)	(1,638,822)
Total Unrealized Gain (Loss)	(63,104)
Cost of Purchases	205,581,795
Proceeds of Sales	(77,767,218)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$263,221,294
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2015	$(1,701,952)
Other Investments in Securities
Beginning Balance	$30,873,907
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	12,547,028
Cost of Purchases	34,588,536
Proceeds of Sales	(13,978,670)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$64,030,801
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2015	$12,547,028

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Biotechnology Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,145,122,198) — See accompanying schedule: Unaffiliated issuers (cost $7,425,914,923)	$11,186,702,279
Fidelity Central Funds (cost $1,379,287,562)	1,379,287,562
Other affiliated issuers (cost $3,336,448,134)	4,353,348,028
Total Investments (cost $12,141,650,619)		$16,919,337,869
Cash		8,140
Receivable for investments sold		2,910,029
Receivable for fund shares sold		41,719,650
Dividends receivable		92,408
Distributions receivable from Fidelity Central Funds		2,239,509
Prepaid expenses		133,451
Other receivables		267,902
Total assets		16,966,708,958
Liabilities
Payable for investments purchased	$156,610,904
Payable for fund shares redeemed	17,615,744
Accrued management fee	7,479,524
Other affiliated payables	2,265,360
Other payables and accrued expenses	388,103
Collateral on securities loaned, at value	1,216,884,374
Total liabilities		1,401,244,009
Net Assets		$15,565,464,949
Net Assets consist of:
Paid in capital		$9,940,420,521
Accumulated net investment loss		(33,815,500)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		881,172,506
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,777,687,422
Net Assets, for 62,680,817 shares outstanding		$15,565,464,949
Net Asset Value, offering price and redemption price per share ($15,565,464,949 ÷ 62,680,817 shares)		$248.33

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2015 (Unaudited)
Investment Income
Dividends		$6,909,907
Income from Fidelity Central Funds (including $15,569,961 from security lending)		15,632,444
Total income		22,542,351
Expenses
Management fee	$42,740,680
Transfer agent fees	11,965,535
Accounting and security lending fees	935,792
Custodian fees and expenses	85,232
Independent trustees' compensation	125,640
Registration fees	577,203
Audit	33,698
Legal	80,434
Interest	6,336
Miscellaneous	59,621
Total expenses before reductions	56,610,171
Expense reductions	(396,746)	56,213,425
Net investment income (loss)		(33,671,074)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	417,022,815
Other affiliated issuers	491,810,695
Foreign currency transactions	(213,555)
Total net realized gain (loss)		908,619,955
Change in net unrealized appreciation (depreciation) on: Investment securities	(693,692,569)
Assets and liabilities in foreign currencies	172
Total change in net unrealized appreciation (depreciation)		(693,692,397)
Net gain (loss)		214,927,558
Net increase (decrease) in net assets resulting from operations		$181,256,484

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(33,671,074)	$(39,801,989)
Net realized gain (loss)	908,619,955	1,567,318,834
Change in net unrealized appreciation (depreciation)	(693,692,397)	591,127,348
Net increase (decrease) in net assets resulting from operations	181,256,484	2,118,644,193
Distributions to shareholders from net realized gain	(352,018,335)	(1,044,601,828)
Share transactions
Proceeds from sales of shares	4,476,701,460	4,289,879,665
Reinvestment of distributions	337,007,274	999,582,805
Cost of shares redeemed	(2,355,263,606)	(4,120,805,109)
Net increase (decrease) in net assets resulting from share transactions	2,458,445,128	1,168,657,361
Redemption fees	729,380	1,039,850
Total increase (decrease) in net assets	2,288,412,657	2,243,739,576
Net Assets
Beginning of period	13,277,052,292	11,033,312,716
End of period (including accumulated net investment loss of $33,815,500 and accumulated net investment loss of $144,426, respectively)	$15,565,464,949	$13,277,052,292
Other Information Shares
Sold	16,964,381	19,696,850
Issued in reinvestment of distributions	1,301,738	4,576,425
Redeemed	(9,121,902)	(20,560,338)
Net increase (decrease)	9,144,217	3,712,937

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Biotechnology Portfolio

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$248.00	$221.45	$120.51	$97.78	$74.01	$67.83
Income from Investment Operations
Net investment income (loss)B	(.57)	(.87)	(.54)	(.16)	(.23)	(.41)C
Net realized and unrealized gain (loss)	7.17	51.24	101.91	29.36	24.11	6.59
Total from investment operations	6.60	50.37	101.37	29.20	23.88	6.18
Distributions from net realized gain	(6.28)	(23.84)	(.46)	(6.48)	(.12)	–
Redemption fees added to paid in capitalB	.01	.02	.03	.01	.01	–D
Net asset value, end of period	$248.33	$248.00	$221.45	$120.51	$97.78	$74.01
Total ReturnE,F	2.56%	24.21%	84.25%	31.78%	32.31%	9.11%
Ratios to Average Net AssetsG,H
Expenses before reductions	.73%I	.74%	.76%	.81%	.83%	.87%
Expenses net of fee waivers, if any	.72%I	.74%	.76%	.80%	.83%	.87%
Expenses net of all reductions	.72%I	.74%	.75%	.79%	.83%	.86%
Net investment income (loss)	(.43)%I	(.41)%	(.32)%	(.15)%	(.27)%	(.59)%C
Supplemental Data
Net assets, end of period (000 omitted)	$15,565,465	$13,277,052	$11,033,313	$3,450,725	$1,741,830	$1,012,907
Portfolio turnover rateJ	29%I	61%	35%	42%	106%	119%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.75) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Health Care Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Medtronic PLC	8.2	6.1
Allergan PLC	6.2	8.3
Teva Pharmaceutical Industries Ltd. sponsored ADR	5.2	2.8
Boston Scientific Corp.	4.7	4.0
AbbVie, Inc.	4.3	0.9
McKesson Corp.	3.3	4.2
Vertex Pharmaceuticals, Inc.	3.0	2.6
Bristol-Myers Squibb Co.	2.6	0.7
Amgen, Inc.	2.6	4.6
Cigna Corp.	2.5	1.1
	42.6

Top Industries (% of fund's net assets)

As of August 31, 2015
Pharmaceuticals	35.7%
Health Care Equipment & Supplies	21.0%
Biotechnology	19.5%
Health Care Providers & Services	14.5%
Health Care Technology	3.5%
All Others*	5.8%

As of February 28, 2015
Pharmaceuticals	31.0%
Biotechnology	27.0%
Health Care Equipment & Supplies	19.3%
Health Care Providers & Services	12.2%
Health Care Technology	3.9%
All Others*	6.6%

* Includes short-term investments and net other assets (liabilities).

Health Care Portfolio

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Biotechnology - 19.5%
Biotechnology - 19.5%
Ablynx NV (a)	2,000,000	$28,266,959
Acceleron Pharma, Inc. (a)	569,316	16,498,778
Acorda Therapeutics, Inc. (a)	867,498	27,733,911
Actelion Ltd.	300,000	40,966,224
Advaxis, Inc. (a)(b)	1,500,000	22,200,000
Alnylam Pharmaceuticals, Inc. (a)	451,919	46,506,984
AMAG Pharmaceuticals, Inc. (a)(b)	1,222,300	76,442,642
Amgen, Inc.	1,700,000	258,026,000
Amicus Therapeutics, Inc. (a)	1,600,000	23,008,000
Arena Pharmaceuticals, Inc. (a)(b)	7,400,000	20,054,000
Array BioPharma, Inc. (a)(b)	3,200,000	18,880,000
Biogen, Inc. (a)	280,000	83,244,000
BioMarin Pharmaceutical, Inc. (a)	1,080,000	139,579,200
bluebird bio, Inc. (a)	25,300	3,366,671
Blueprint Medicines Corp. (b)	249,137	6,816,388
Cara Therapeutics, Inc. (a)	867,139	16,440,955
Celgene Corp. (a)	400,000	47,232,000
Cellectis SA sponsored ADR	900,000	30,798,000
Curis, Inc. (a)(c)	7,903,965	20,708,388
Discovery Laboratories, Inc. (a)(c)	6,000,000	2,520,000
Dyax Corp. (a)	1,711,000	39,387,220
Gilead Sciences, Inc.	1,100,000	115,577,000
Heron Therapeutics, Inc. (a)	473,330	18,204,272
Insmed, Inc. (a)	2,501,200	61,129,328
Intercept Pharmaceuticals, Inc. (a)	254,100	48,218,016
Mirati Therapeutics, Inc. (a)	900,000	23,238,000
Neurocrine Biosciences, Inc. (a)	1,100,000	51,018,000
ProNai Therapeutics, Inc. (a)	329,600	9,541,920
ProQR Therapeutics BV (a)	500,000	8,710,000
Prothena Corp. PLC (a)	335,102	19,278,418
Puma Biotechnology, Inc. (a)(b)	1,228,000	112,877,760
Spark Therapeutics, Inc.	454,283	19,811,282
TESARO, Inc. (a)	940,000	48,391,200
Ultragenyx Pharmaceutical, Inc. (a)	800,000	89,296,000
United Therapeutics Corp. (a)	258,031	38,864,629
Vertex Pharmaceuticals, Inc. (a)	2,330,000	297,121,600
Xencor, Inc. (a)	1,000,000	16,770,000
		1,946,723,745
Capital Markets - 0.1%
Asset Management & Custody Banks - 0.1%
RPI International Holdings LP (d)	38,202	5,378,842
Diversified Consumer Services - 0.2%
Specialized Consumer Services - 0.2%
Carriage Services, Inc.	850,000	19,507,500
Health Care Equipment & Supplies - 20.7%
Health Care Equipment - 19.8%
Boston Scientific Corp. (a)	28,000,000	468,720,000
CONMED Corp.	1,200,000	63,672,000
Edwards Lifesciences Corp. (a)	300,000	42,264,000
Genmark Diagnostics, Inc. (a)(c)	2,228,978	23,047,633
Glaukos Corp.	773,400	22,714,758
HeartWare International, Inc. (a)	785,753	67,260,457
Integra LifeSciences Holdings Corp. (a)	251,887	15,108,182
Medtronic PLC	11,300,000	816,876,996
Neovasc, Inc. (a)(c)	4,200,000	23,772,000
Nevro Corp.	1,000,000	45,030,000
ResMed, Inc. (b)	900,000	46,746,000
St. Jude Medical, Inc.	1,409,400	99,799,614
Steris Corp.	630,000	40,351,500
Tornier NV (a)(c)	3,000,000	66,720,000
TriVascular Technologies, Inc. (a)(c)	1,850,000	9,823,500
Zeltiq Aesthetics, Inc. (a)(b)	1,000,000	32,270,000
Zimmer Biomet Holdings, Inc.	900,000	93,204,000
		1,977,380,640
Health Care Supplies - 0.9%
Derma Sciences, Inc. (a)	1,000,000	5,830,000
The Cooper Companies, Inc.	515,000	83,646,300
		89,476,300

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		2,066,856,940

Health Care Providers & Services - 14.4%
Health Care Distributors & Services - 3.9%
Amplifon SpA	3,000,000	24,137,447
EBOS Group Ltd.	3,280,000	22,638,829
McKesson Corp.	1,650,000	326,007,000
United Drug PLC (United Kingdom)	2,800,000	21,676,347
		394,459,623
Health Care Facilities - 3.1%
Brookdale Senior Living, Inc. (a)	1,600,000	43,872,000
HCA Holdings, Inc. (a)	1,100,000	95,282,000
Surgical Care Affiliates, Inc. (a)(c)	2,000,000	73,100,000
Universal Health Services, Inc. Class B	700,000	95,998,000
		308,252,000
Health Care Services - 2.2%
Adeptus Health, Inc. Class A (a)(b)	375,000	37,365,000
DaVita HealthCare Partners, Inc. (a)	1,000,000	75,640,000
Envision Healthcare Holdings, Inc. (a)	2,500,000	102,425,000
		215,430,000
Managed Health Care - 5.2%
Cigna Corp.	1,750,000	246,382,500
UnitedHealth Group, Inc.	2,000,000	231,400,000
Wellcare Health Plans, Inc. (a)	500,000	45,335,000
		523,117,500

TOTAL HEALTH CARE PROVIDERS & SERVICES		1,441,259,123

Health Care Technology - 3.5%
Health Care Technology - 3.5%
athenahealth, Inc. (a)(b)	920,249	122,365,510
Castlight Health, Inc.	1,875,650	9,922,189
Castlight Health, Inc. Class B (a)	274,588	1,452,571
Cerner Corp. (a)	1,400,000	86,464,000
Connecture, Inc. (b)(c)	2,000,000	14,280,000
Evolent Health, Inc.	800,000	13,600,000
HealthStream, Inc. (a)(c)	1,900,000	47,215,000
Medidata Solutions, Inc. (a)	1,150,000	55,223,000
		350,522,270
Industrial Conglomerates - 1.0%
Industrial Conglomerates - 1.0%
Danaher Corp.	1,200,000	104,424,000
Life Sciences Tools & Services - 2.4%
Life Sciences Tools & Services - 2.4%
Agilent Technologies, Inc.	4,500,000	163,395,000
Bruker Corp. (a)	2,200,000	40,436,000
PRA Health Sciences, Inc.	1,000,000	37,630,000
		241,461,000
Pharmaceuticals - 35.7%
Pharmaceuticals - 35.7%
AbbVie, Inc.	6,900,000	430,629,000
Allergan PLC (a)	2,040,000	619,629,600
Bristol-Myers Squibb Co.	4,400,000	261,668,000
Catalent, Inc. (a)	1,289,000	40,977,310
Dechra Pharmaceuticals PLC	2,000,000	29,170,845
Eisai Co. Ltd.	1,100,000	74,935,974
Endo Health Solutions, Inc. (a)	2,280,000	175,560,000
Horizon Pharma PLC (a)	2,380,000	69,543,600
Jazz Pharmaceuticals PLC (a)	1,000,000	168,820,000
Jiangsu Hengrui Medicine Co. Ltd.	5,200,000	36,208,519
Mallinckrodt PLC (a)	1,000,000	86,240,000
Mylan N.V.	1,400,000	69,426,000
Novartis AG sponsored ADR	500,000	48,610,000
Pacira Pharmaceuticals, Inc. (a)	330,000	18,991,500
Perrigo Co. PLC	800,000	146,376,000
Pfizer, Inc.	2,800,000	90,216,000
Prestige Brands Holdings, Inc. (a)	1,360,300	63,281,156
Sanofi SA sponsored ADR	2,280,000	111,537,600
Shire PLC sponsored ADR	880,000	204,160,000
Sun Pharmaceutical Industries Ltd. (a)	2,800,000	37,940,843
Teva Pharmaceutical Industries Ltd. sponsored ADR	8,100,000	521,721,000
The Medicines Company (a)	175,771	7,206,611
TherapeuticsMD, Inc. (a)(b)	5,000,000	30,650,000
Valeant Pharmaceuticals International, Inc. (Canada) (a)	740,000	171,551,079
ZS Pharma, Inc. (a)	861,700	44,084,572
		3,559,135,209
Professional Services - 0.7%
Human Resource & Employment Services - 0.7%
WageWorks, Inc. (a)	1,440,000	64,526,400
TOTAL COMMON STOCKS
(Cost $8,112,183,657)		9,799,795,029

Convertible Preferred Stocks - 0.6%
Health Care Equipment & Supplies - 0.3%
Health Care Equipment - 0.3%
Penumbra, Inc. Series F (a)(d)	1,250,000	33,750,000
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
1Life Healthcare, Inc. Series G (a)(d)	1,639,892	10,495,309
Software - 0.2%
Application Software - 0.2%
Outset Medical, Inc. Series B (d)	8,159,125	18,500,000
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $45,800,001)		62,745,309

Money Market Funds - 4.0%
Fidelity Cash Central Fund, 0.15% (e)	110,066,179	110,066,179
Fidelity Securities Lending Cash Central Fund, 0.19% (e)(f)	286,024,385	286,024,385
TOTAL MONEY MARKET FUNDS
(Cost $396,090,564)		396,090,564
TOTAL INVESTMENT PORTFOLIO - 102.8%
(Cost $8,554,074,222)		10,258,630,902
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(275,059,048)
NET ASSETS - 100%		$9,983,571,854

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $68,124,150 or 0.7% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$10,800,001
Outset Medical, Inc. Series B	5/5/15	$18,500,000
Penumbra, Inc. Series F	5/16/14	$16,500,000
RPI International Holdings LP	5/21/15	$4,504,016

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$98,147
Fidelity Securities Lending Cash Central Fund	591,803
Total	$689,950

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Connecture, Inc.	$17,280,000	$--	$--	$--	$14,280,000
Curis, Inc.	21,019,931	3,301,784	--	--	20,708,388
Discovery Laboratories, Inc.	8,855,000	637,500	--	--	2,520,000
Genmark Diagnostics, Inc.	27,500,449	639,162	--	--	23,047,633
HealthStream, Inc.	38,820,000	10,583,785	--	--	47,215,000
Mirati Therapeutics, Inc.	16,639,000	5,420,919	--	--	--
Neovasc, Inc.	39,600,000	1,795,800	--	--	23,772,000
Surgical Care Affiliates, Inc.	38,976,000	27,175,068	--	--	73,100,000
Tornier NV	52,020,955	22,559,889	--	--	66,720,000
TriVascular Technologies, Inc.	13,381,307	4,700,086	--	--	9,823,500
Vanda Pharmaceuticals, Inc.	23,672,000	--	22,115,861	--	--
Total	$297,764,642	$76,813,993	$22,115,861	$--	$281,186,521

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$9,799,795,029	$9,719,480,213	$74,935,974	$5,378,842
Convertible Preferred Stocks	62,745,309	--	--	62,745,309
Money Market Funds	396,090,564	396,090,564	--	--
Total Investments in Securities:	$10,258,630,902	$10,115,570,777	$74,935,974	$68,124,151

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$52,179,728
Level 2 to Level 1	$146,178,750

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	63.1%
Ireland	21.4%
Israel	5.2%
Bailiwick of Jersey	2.0%
Canada	1.9%
Netherlands	1.5%
France	1.4%
Others (Individually Less Than 1%)	3.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Health Care Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $271,329,295) — See accompanying schedule: Unaffiliated issuers (cost $7,849,423,911)	$9,581,353,817
Fidelity Central Funds (cost $396,090,564)	396,090,564
Other affiliated issuers (cost $308,559,747)	281,186,521
Total Investments (cost $8,554,074,222)		$10,258,630,902
Receivable for investments sold		28,967,964
Receivable for fund shares sold		13,137,680
Dividends receivable		5,592,247
Distributions receivable from Fidelity Central Funds		89,611
Prepaid expenses		83,152
Other receivables		282,189
Total assets		10,306,783,745
Liabilities
Payable for investments purchased	$14,544,205
Payable for fund shares redeemed	16,054,152
Accrued management fee	4,798,856
Other affiliated payables	1,472,312
Other payables and accrued expenses	317,981
Collateral on securities loaned, at value	286,024,385
Total liabilities		323,211,891
Net Assets		$9,983,571,854
Net Assets consist of:
Paid in capital		$7,542,404,396
Accumulated net investment loss		(5,594,650)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		742,205,428
Net unrealized appreciation (depreciation) on investments		1,704,556,680
Net Assets, for 44,325,704 shares outstanding		$9,983,571,854
Net Asset Value, offering price and redemption price per share ($9,983,571,854 ÷ 44,325,704 shares)		$225.23

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2015 (Unaudited)
Investment Income
Dividends		$33,704,214
Income from Fidelity Central Funds (including $591,803 from security lending)		689,950
Income before foreign taxes withheld		34,394,164
Less foreign taxes withheld		(1,917,647)
Total income		32,476,517
Expenses
Management fee	$28,922,374
Transfer agent fees	8,074,029
Accounting and security lending fees	679,672
Custodian fees and expenses	87,814
Independent trustees' compensation	87,399
Appreciation in deferred trustee compensation account	524
Registration fees	392,852
Audit	27,682
Legal	60,406
Interest	468
Miscellaneous	44,871
Total expenses before reductions	38,378,091
Expense reductions	(524,128)	37,853,963
Net investment income (loss)		(5,377,446)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	737,487,914
Other affiliated issuers	(1,037,081)
Foreign currency transactions	908
Total net realized gain (loss)		736,451,741
Change in net unrealized appreciation (depreciation) on: Investment securities	(846,420,453)
Assets and liabilities in foreign currencies	8
Total change in net unrealized appreciation (depreciation)		(846,420,445)
Net gain (loss)		(109,968,704)
Net increase (decrease) in net assets resulting from operations		$(115,346,150)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(5,377,446)	$(12,736,218)
Net realized gain (loss)	736,451,741	1,233,760,978
Change in net unrealized appreciation (depreciation)	(846,420,445)	588,737,627
Net increase (decrease) in net assets resulting from operations	(115,346,150)	1,809,762,387
Distributions to shareholders from net realized gain	(408,347,668)	(1,009,840,103)
Share transactions
Proceeds from sales of shares	1,703,699,030	4,120,654,780
Reinvestment of distributions	388,966,602	964,770,473
Cost of shares redeemed	(1,417,340,493)	(2,234,166,562)
Net increase (decrease) in net assets resulting from share transactions	675,325,139	2,851,258,691
Redemption fees	132,572	346,983
Total increase (decrease) in net assets	151,763,893	3,651,527,958
Net Assets
Beginning of period	9,831,807,961	6,180,280,003
End of period (including accumulated net investment loss of $5,594,650 and accumulated net investment loss of $217,204, respectively)	$9,983,571,854	$9,831,807,961
Other Information Shares
Sold	7,114,760	19,148,481
Issued in reinvestment of distributions	1,615,914	4,618,668
Redeemed	(5,988,820)	(10,679,375)
Net increase (decrease)	2,741,854	13,087,774

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Health Care Portfolio

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012A	2011
Selected Per–Share Data
Net asset value, beginning of period	$236.43	$216.88	$144.20	$133.07	$133.93	$109.17
Income from Investment Operations
Net investment income (loss)B	(.12)	(.38)	(.20)	.50	–C	.04
Net realized and unrealized gain (loss)	(1.50)	50.00	92.44	24.74	10.86	24.90
Total from investment operations	(1.62)	49.62	92.24	25.24	10.86	24.94
Distributions from net investment income	–	–	(.03)	(.44)	–	(.17)
Distributions from net realized gain	(9.58)	(30.08)	(19.53)	(13.67)	(11.72)	(.01)
Total distributions	(9.58)	(30.08)	(19.57)D	(14.11)	(11.72)	(.18)
Redemption fees added to paid in capitalB	–C	.01	.01	–C	–C	–C
Net asset value, end of period	$225.23	$236.43	$216.88	$144.20	$133.07	$133.93
Total ReturnE,F	(.95)%	25.44%	67.13%	20.07%	9.10%	22.86%
Ratios to Average Net AssetsG,H
Expenses before reductions	.73%I	.74%	.77%	.79%	.80%	.82%
Expenses net of fee waivers, if any	.72%I	.74%	.77%	.79%	.80%	.82%
Expenses net of all reductions	.72%I	.74%	.76%	.78%	.80%	.82%
Net investment income (loss)	(.10)%I	(.18)%	(.11)%	.36%	.00%J	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$9,983,572	$9,831,808	$6,180,280	$2,724,341	$2,176,224	$1,991,604
Portfolio turnover rateK	81%I	98%L	99%	95%	130%	99%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $19.57 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $19.532 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Medical Delivery Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
UnitedHealth Group, Inc.	18.0	17.2
Express Scripts Holding Co.	10.8	11.7
McKesson Corp.	7.9	8.4
Cigna Corp.	6.2	5.5
Cardinal Health, Inc.	6.1	6.6
HCA Holdings, Inc.	4.9	4.9
Anthem, Inc.	4.8	4.2
DaVita HealthCare Partners, Inc.	4.4	4.2
Aetna, Inc.	4.3	4.5
Henry Schein, Inc.	2.8	2.9
	70.2

Top Industries (% of fund's net assets)

As of August 31, 2015
Health Care Providers & Services	97.6%
Professional Services	0.4%
IT Services	0.3%
Diversified Consumer Services	0.1%
Industrial Conglomerates	0.1%
All Others*	1.5%

As of February 28, 2015
Health Care Providers & Services	97.2%
Professional Services	0.3%
Diversified Consumer Services	0.2%
Industrial Conglomerates	0.1%
Health Care Equipment & Supplies	0.1%
All Others*	2.1%

* Includes short-term investments and net other assets (liabilities).

Medical Delivery Portfolio

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Commercial Services & Supplies - 0.1%
Environmental & Facility Services - 0.1%
Stericycle, Inc. (a)	6,500	$917,410
Diversified Consumer Services - 0.1%
Specialized Consumer Services - 0.1%
H&R Block, Inc.	28,700	976,374
Food & Staples Retailing - 0.0%
Drug Retail - 0.0%
Jean Coutu Group, Inc. Class A (sub. vtg.)	33,000	507,441
Health Care Equipment & Supplies - 0.1%
Health Care Equipment - 0.1%
IDEXX Laboratories, Inc. (a)	11,200	800,464
Health Care Providers & Services - 97.6%
Health Care Distributors & Services - 19.4%
AmerisourceBergen Corp.	261,600	26,170,464
Cardinal Health, Inc.	733,800	60,369,726
Henry Schein, Inc. (a)	204,600	27,991,326
McKesson Corp.	396,600	78,360,228
		192,891,744
Health Care Facilities - 13.1%
Acadia Healthcare Co., Inc. (a)	20,200	1,475,206
AmSurg Corp. (a)	271,516	21,292,285
Community Health Systems, Inc. (a)	330,500	17,747,850
HCA Holdings, Inc. (a)	563,100	48,775,722
HealthSouth Corp.	305,400	13,040,580
LifePoint Hospitals, Inc. (a)	114,300	8,930,259
U.S. Physical Therapy, Inc.	174,400	8,013,680
Universal Health Services, Inc. Class B	80,600	11,053,484
		130,329,066
Health Care Services - 27.7%
Accretive Health, Inc. (a)	1,140,700	3,136,925
Adeptus Health, Inc. Class A (a)(b)	40,300	4,015,492
Air Methods Corp. (a)(b)	275,400	10,313,730
AMN Healthcare Services, Inc. (a)	125,276	4,209,274
BioScrip, Inc. (a)(b)	548,202	1,332,131
Corvel Corp. (a)	84,200	2,528,526
DaVita HealthCare Partners, Inc. (a)	572,600	43,311,464
Envision Healthcare Holdings, Inc. (a)	220,600	9,037,982
Express Scripts Holding Co. (a)	1,280,450	107,045,620
Fresenius SE & Co. KGaA	99,000	7,004,404
IPC The Hospitalist Co., Inc. (a)	50,300	3,993,820
Laboratory Corp. of America Holdings (a)	121,000	14,255,010
Landauer, Inc.	63,100	2,423,671
MEDNAX, Inc. (a)	312,200	25,147,710
Providence Service Corp. (a)	60,500	2,712,215
Quest Diagnostics, Inc.	331,700	22,489,260
Team Health Holdings, Inc. (a)	212,800	12,499,872
		275,457,106
Managed Health Care - 37.4%
Aetna, Inc.	376,800	43,151,136
Anthem, Inc.	341,700	48,196,785
Centene Corp. (a)	127,700	7,881,644
Cigna Corp.	438,500	61,736,415
Health Net, Inc. (a)	53,900	3,452,834
Humana, Inc.	133,500	24,402,465
Molina Healthcare, Inc. (a)	61,900	4,617,121
UnitedHealth Group, Inc.	1,550,397	179,380,933
		372,819,333

TOTAL HEALTH CARE PROVIDERS & SERVICES		971,497,249

Health Care Technology - 0.0%
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	4,500	23,805
Industrial Conglomerates - 0.1%
Industrial Conglomerates - 0.1%
Danaher Corp.	10,600	922,412
IT Services - 0.3%
Data Processing & Outsourced Services - 0.3%
Xerox Corp.	248,000	2,522,160
Professional Services - 0.4%
Research & Consulting Services - 0.4%
Huron Consulting Group, Inc. (a)	44,300	3,206,877
Verisk Analytics, Inc. (a)	12,900	942,732
		4,149,609
TOTAL COMMON STOCKS
(Cost $626,084,627)		982,316,924

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 0.15% (c)	17,160,207	17,160,207
Fidelity Securities Lending Cash Central Fund, 0.19% (c)(d)	5,193,525	5,193,525
TOTAL MONEY MARKET FUNDS
(Cost $22,353,732)		22,353,732
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $648,438,359)		1,004,670,656
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(9,819,341)
NET ASSETS - 100%		$994,851,315

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,110
Fidelity Securities Lending Cash Central Fund	16,332
Total	$30,442

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Medical Delivery Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,959,383) — See accompanying schedule: Unaffiliated issuers (cost $626,084,627)	$982,316,924
Fidelity Central Funds (cost $22,353,732)	22,353,732
Total Investments (cost $648,438,359)		$1,004,670,656
Receivable for fund shares sold		1,198,623
Dividends receivable		221,816
Distributions receivable from Fidelity Central Funds		4,654
Prepaid expenses		8,072
Other receivables		19,743
Total assets		1,006,123,564
Liabilities
Payable for investments purchased	$2,596,350
Payable for fund shares redeemed	2,786,362
Accrued management fee	475,737
Other affiliated payables	180,499
Other payables and accrued expenses	39,776
Collateral on securities loaned, at value	5,193,525
Total liabilities		11,272,249
Net Assets		$994,851,315
Net Assets consist of:
Paid in capital		$617,274,279
Accumulated net investment loss		(513,707)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		21,859,749
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		356,230,994
Net Assets, for 11,330,799 shares outstanding		$994,851,315
Net Asset Value, offering price and redemption price per share ($994,851,315 ÷ 11,330,799 shares)		$87.80

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2015 (Unaudited)
Investment Income
Dividends		$3,235,826
Income from Fidelity Central Funds (including $16,332 from security lendding)		30,442
Total income		3,266,268
Expenses
Management fee	$2,689,943
Transfer agent fees	858,843
Accounting and security lending fees	164,470
Custodian fees and expenses	6,879
Independent trustees' compensation	8,064
Registration fees	39,536
Audit	18,896
Legal	5,956
Miscellaneous	4,779
Total expenses before reductions	3,797,366
Expense reductions	(23,138)	3,774,228
Net investment income (loss)		(507,960)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	23,852,322
Foreign currency transactions	(10,092)
Total net realized gain (loss)		23,842,230
Change in net unrealized appreciation (depreciation) on: Investment securities	(7,373,190)
Assets and liabilities in foreign currencies	(1,428)
Total change in net unrealized appreciation (depreciation)		(7,374,618)
Net gain (loss)		16,467,612
Net increase (decrease) in net assets resulting from operations		$15,959,652

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(507,960)	$(856,688)
Net realized gain (loss)	23,842,230	67,152,548
Change in net unrealized appreciation (depreciation)	(7,374,618)	113,459,236
Net increase (decrease) in net assets resulting from operations	15,959,652	179,755,096
Distributions to shareholders from net realized gain	(16,515,558)	(68,132,265)
Share transactions
Proceeds from sales of shares	236,339,579	205,039,822
Reinvestment of distributions	15,897,703	65,616,728
Cost of shares redeemed	(135,266,604)	(196,364,541)
Net increase (decrease) in net assets resulting from share transactions	116,970,678	74,292,009
Redemption fees	20,442	15,203
Total increase (decrease) in net assets	116,435,214	185,930,043
Net Assets
Beginning of period	878,416,101	692,486,058
End of period (including accumulated net investment loss of $513,707 and accumulated net investment loss of $5,747, respectively)	$994,851,315	$878,416,101
Other Information Shares
Sold	2,580,742	2,561,684
Issued in reinvestment of distributions	177,133	847,811
Redeemed	(1,493,464)	(2,508,957)
Net increase (decrease)	1,264,411	900,538

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Medical Delivery Portfolio

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012A	2011
Selected Per–Share Data
Net asset value, beginning of period	$87.26	$75.55	$59.90	$61.26	$55.32	$44.38
Income from Investment Operations
Net investment income (loss)B	(.05)	(.09)	(.07)	.06	(.03)	(.25)
Net realized and unrealized gain (loss)	2.18	19.25	20.08	1.77	5.96	11.19
Total from investment operations	2.13	19.16	20.01	1.83	5.93	10.94
Distributions from net investment income	–	–	–	(.03)	–	–
Distributions from net realized gain	(1.59)	(7.45)	(4.36)	(3.16)	–	–
Total distributions	(1.59)	(7.45)	(4.36)	(3.19)	–	–
Redemption fees added to paid in capitalB	–C	–C	–C	–C	.01	–C
Net asset value, end of period	$87.80	$87.26	$75.55	$59.90	$61.26	$55.32
Total ReturnD,E	2.40%	26.88%	34.22%	3.17%	10.74%	24.65%
Ratios to Average Net AssetsF,G
Expenses before reductions	.77%H	.79%	.82%	.84%	.86%	.89%
Expenses net of fee waivers, if any	.77%H	.79%	.82%	.84%	.86%	.89%
Expenses net of all reductions	.77%H	.79%	.82%	.83%	.84%	.88%
Net investment income (loss)	(.10)%H	(.12)%	(.10)%	.10%	(.05)%	(.54)%
Supplemental Data
Net assets, end of period (000 omitted)	$994,851	$878,416	$692,486	$562,949	$870,358	$566,400
Portfolio turnover rateI	14%H	44%	65%	96%	86%	55%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Medical Equipment and Systems Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Medtronic PLC	23.5	22.8
Boston Scientific Corp.	11.3	10.8
Abbott Laboratories	7.6	6.5
St. Jude Medical, Inc.	5.0	1.1
Zimmer Biomet Holdings, Inc.	4.8	6.5
Stryker Corp.	4.7	2.2
The Cooper Companies, Inc.	3.1	4.3
Edwards Lifesciences Corp.	2.3	3.2
Tornier NV	2.2	1.9
Integra LifeSciences Holdings Corp.	2.2	1.6
	66.7

Top Industries (% of fund's net assets)

As of August 31, 2015
Health Care Equipment & Supplies	92.3%
Pharmaceuticals	2.0%
Life Sciences Tools & Services	1.9%
Health Care Providers & Services	1.1%
Industrial Conglomerates	1.0%
All Others*	1.7%

As of February 28, 2015
Health Care Equipment & Supplies	87.4%
Pharmaceuticals	5.7%
Life Sciences Tools & Services	2.4%
Biotechnology	1.4%
Health Care Providers & Services	1.1%
All Others*	2.0%

* Includes short-term investments and net other assets (liabilities).

Medical Equipment and Systems Portfolio

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Biotechnology - 0.5%
Biotechnology - 0.5%
Puma Biotechnology, Inc. (a)	120,000	$11,030,400
Health Care Equipment & Supplies - 91.0%
Health Care Equipment - 84.8%
Abbott Laboratories	3,400,000	153,986,000
Atricure, Inc. (a)	950,000	23,237,000
Boston Scientific Corp. (a)	13,700,000	229,338,000
Cardiovascular Systems, Inc. (a)	400,000	9,632,000
CONMED Corp.	600,000	31,836,000
Cyberonics, Inc. (a)	360,000	23,522,400
DexCom, Inc. (a)	120,000	11,296,800
Edwards Lifesciences Corp. (a)	330,000	46,490,400
Entellus Medical, Inc. (b)	200,000	4,452,000
Fukuda Denshi Co. Ltd.	200,000	10,184,906
Genmark Diagnostics, Inc. (a)(b)	1,280,000	13,235,200
Glaukos Corp. (b)	340,000	9,985,800
HeartWare International, Inc. (a)(b)	281,761	24,118,742
Inogen, Inc. (a)	400,000	19,716,000
Integra LifeSciences Holdings Corp. (a)	740,000	44,385,200
Intuitive Surgical, Inc. (a)	44,000	22,481,800
Invuity, Inc.	444,700	6,030,132
K2M Group Holdings, Inc. (a)	1,000,000	21,230,000
Masimo Corp. (a)	330,000	13,407,900
Medtronic PLC	6,600,000	477,114,000
Natus Medical, Inc. (a)	650,000	26,442,000
Neovasc, Inc. (a)	2,421,948	13,708,226
Nevro Corp. (b)	440,000	19,813,200
NuVasive, Inc. (a)	100,000	5,272,000
ResMed, Inc. (b)	777,264	40,371,092
St. Jude Medical, Inc.	1,440,000	101,966,400
Steris Corp. (b)	400,000	25,620,000
Stryker Corp.	960,000	94,704,000
Teleflex, Inc.	300,000	39,240,000
Tornier NV (a)	2,000,000	44,480,000
TriVascular Technologies, Inc. (a)(b)	700,000	3,717,000
Zeltiq Aesthetics, Inc. (a)(b)	400,000	12,908,000
Zimmer Biomet Holdings, Inc.	950,000	98,382,000
		1,722,304,198
Health Care Supplies - 6.2%
ASAHI INTECC Co. Ltd.	320,000	13,000,571
Derma Sciences, Inc. (a)(b)	700,000	4,081,000
Endologix, Inc. (a)(b)	1,000,000	12,980,000
Sientra, Inc. (b)	430,000	10,229,700
The Cooper Companies, Inc.	390,000	63,343,800
The Spectranetics Corp. (a)(b)	700,000	11,795,000
Vascular Solutions, Inc. (a)	280,000	9,676,800
		125,106,871

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		1,847,411,069

Health Care Providers & Services - 1.0%
Health Care Distributors & Services - 0.4%
Amplifon SpA	1,000,000	8,045,816
Health Care Services - 0.6%
Miraca Holdings, Inc.	260,000	11,121,646

TOTAL HEALTH CARE PROVIDERS & SERVICES		19,167,462

Health Care Technology - 0.5%
Health Care Technology - 0.5%
Castlight Health, Inc.	999,300	5,286,297
Castlight Health, Inc. Class B (a)	70,283	371,797
HTG Molecular Diagnostics (c)	673,461	3,885,870
		9,543,964
Industrial Conglomerates - 1.0%
Industrial Conglomerates - 1.0%
Danaher Corp.	240,000	20,884,800
Life Sciences Tools & Services - 1.9%
Life Sciences Tools & Services - 1.9%
Agilent Technologies, Inc.	800,000	29,048,000
Bruker Corp. (a)	500,000	9,190,000
		38,238,000
Pharmaceuticals - 2.0%
Pharmaceuticals - 2.0%
Allergan PLC (a)	50,000	15,187,000
Teva Pharmaceutical Industries Ltd. sponsored ADR	400,000	25,764,000
		40,951,000
TOTAL COMMON STOCKS
(Cost $1,584,301,375)		1,987,226,695

Preferred Stocks - 1.8%
Convertible Preferred Stocks - 0.8%
Health Care Equipment & Supplies - 0.3%
Health Care Equipment - 0.3%
Penumbra, Inc. Series F (a)(d)	265,152	7,159,104
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
1Life Healthcare, Inc. Series G (a)(d)	455,526	2,915,366
Software - 0.4%
Application Software - 0.4%
Outset Medical, Inc. Series B (d)	3,307,754	7,500,001

TOTAL CONVERTIBLE PREFERRED STOCKS		17,574,471

Nonconvertible Preferred Stocks - 1.0%
Health Care Equipment & Supplies - 1.0%
Health Care Equipment - 1.0%
Sartorius AG (non-vtg.)	90,000	19,845,223
TOTAL PREFERRED STOCKS
(Cost $22,250,605)		37,419,694

Money Market Funds - 4.9%
Fidelity Securities Lending Cash Central Fund, 0.19% (e)(f)
(Cost $99,075,564)	99,075,564	99,075,564
TOTAL INVESTMENT PORTFOLIO - 104.6%
(Cost $1,705,627,544)		2,123,721,953
NET OTHER ASSETS (LIABILITIES) - (4.6)%		(92,977,718)
NET ASSETS - 100%		$2,030,744,235

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,574,471 or 0.9% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$3,000,003
Outset Medical, Inc. Series B	5/5/15 - 6/5/15	$7,500,001
Penumbra, Inc. Series F	5/16/14	$3,500,006

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,559
Fidelity Securities Lending Cash Central Fund	121,712
Total	$130,271

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
HTG Molecular Diagnostics	$--	$9,428,454	$--	$--	$3,885,870
Total	$--	$9,428,454	$--	$--	$3,885,870

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,987,226,695	$1,952,919,572	$34,307,123	$--
Preferred Stocks	37,419,694	19,845,223	--	17,574,471
Money Market Funds	99,075,564	99,075,564	--	--
Total Investments in Securities:	$2,123,721,953	$2,071,840,359	$34,307,123	$17,574,471

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	68.4%
Ireland	24.2%
Netherlands	2.2%
Japan	1.8%
Israel	1.3%
Germany	1.0%
Others (Individually Less Than 1%)	1.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Medical Equipment and Systems Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $96,519,654) — See accompanying schedule: Unaffiliated issuers (cost $1,597,123,526)	$2,020,760,519
Fidelity Central Funds (cost $99,075,564)	99,075,564
Other affiliated issuers (cost $9,428,454)	3,885,870
Total Investments (cost $1,705,627,544)		$2,123,721,953
Receivable for investments sold		8,314,259
Receivable for fund shares sold		1,527,263
Dividends receivable		622,671
Distributions receivable from Fidelity Central Funds		20,136
Prepaid expenses		16,300
Other receivables		56,765
Total assets		2,134,279,347
Liabilities
Payable to custodian bank	$1,576,809
Payable for fund shares redeemed	1,492,909
Accrued management fee	964,960
Other affiliated payables	350,762
Other payables and accrued expenses	74,108
Collateral on securities loaned, at value	99,075,564
Total liabilities		103,535,112
Net Assets		$2,030,744,235
Net Assets consist of:
Paid in capital		$1,538,784,928
Distributions in excess of net investment income		(1,739,262)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		75,602,251
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		418,096,318
Net Assets, for 55,119,841 shares outstanding		$2,030,744,235
Net Asset Value, offering price and redemption price per share ($2,030,744,235 ÷ 55,119,841 shares)		$36.84

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2015 (Unaudited)
Investment Income
Dividends		$6,902,471
Income from Fidelity Central Funds (including $121,712 from security lending)		130,271
Total income		7,032,742
Expenses
Management fee	$5,905,870
Transfer agent fees	1,792,037
Accounting and security lending fees	335,963
Custodian fees and expenses	18,503
Independent trustees' compensation	18,126
Registration fees	56,692
Audit	19,935
Legal	12,881
Interest	515
Miscellaneous	11,366
Total expenses before reductions	8,171,888
Expense reductions	(130,095)	8,041,793
Net investment income (loss)		(1,009,051)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	76,623,131
Foreign currency transactions	(36,011)
Total net realized gain (loss)		76,587,120
Change in net unrealized appreciation (depreciation) on: Investment securities	(131,977,329)
Assets and liabilities in foreign currencies	5,431
Total change in net unrealized appreciation (depreciation)		(131,971,898)
Net gain (loss)		(55,384,778)
Net increase (decrease) in net assets resulting from operations		$(56,393,829)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,009,051)	$1,850,801
Net realized gain (loss)	76,587,120	414,857,444
Change in net unrealized appreciation (depreciation)	(131,971,898)	36,857,734
Net increase (decrease) in net assets resulting from operations	(56,393,829)	453,565,979
Distributions to shareholders from net investment income	–	(2,127,455)
Distributions to shareholders from net realized gain	(214,901,919)	(266,626,490)
Total distributions	(214,901,919)	(268,753,945)
Share transactions
Proceeds from sales of shares	242,581,163	311,116,720
Reinvestment of distributions	203,442,077	255,506,585
Cost of shares redeemed	(251,511,713)	(364,261,170)
Net increase (decrease) in net assets resulting from share transactions	194,511,527	202,362,135
Redemption fees	13,519	24,200
Total increase (decrease) in net assets	(76,770,702)	387,198,369
Net Assets
Beginning of period	2,107,514,937	1,720,316,568
End of period (including distributions in excess of net investment income of $1,739,262 and distributions in excess of net investment income of $730,211, respectively)	$2,030,744,235	$2,107,514,937
Other Information Shares
Sold	6,118,885	7,939,627
Issued in reinvestment of distributions	5,176,643	6,807,619
Redeemed	(6,478,508)	(9,675,095)
Net increase (decrease)	4,817,020	5,072,151

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Medical Equipment and Systems Portfolio

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$41.90	$38.03	$30.60	$28.02	$29.55	$25.23
Income from Investment Operations
Net investment income (loss)B	(.02)	.04	.01	.04	.01	(.01)C
Net realized and unrealized gain (loss)	(.84)	9.86	10.94	3.77	(.10)	4.33
Total from investment operations	(.86)	9.90	10.95	3.81	(.09)	4.32
Distributions from net investment income	–	(.05)	–	(.05)	(.02)	–
Distributions from net realized gain	(4.20)	(5.98)	(3.52)	(1.18)	(1.43)	–
Total distributions	(4.20)	(6.03)	(3.52)	(1.23)	(1.44)D	–
Redemption fees added to paid in capitalB,E	–	–	–	–	–	–
Net asset value, end of period	$36.84	$41.90	$38.03	$30.60	$28.02	$29.55
Total ReturnF,G	(2.69)%	28.52%	37.03%	14.09%	.23%	17.12%
Ratios to Average Net AssetsH,I
Expenses before reductions	.76%J	.77%	.80%	.83%	.84%	.86%
Expenses net of fee waivers, if any	.75%J	.77%	.80%	.83%	.84%	.86%
Expenses net of all reductions	.75%J	.77%	.79%	.82%	.84%	.86%
Net investment income (loss)	(.09)%J	.11%	.04%	.13%	.02%	(.04)%C
Supplemental Data
Net assets, end of period (000 omitted)	$2,030,744	$2,107,515	$1,720,317	$1,404,437	$1,361,012	$1,408,343
Portfolio turnover rateK	40%J	106%	75%	69%	120%	92%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.18) %.

 D Total distributions of $1.44 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $1.426 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Pharmaceuticals Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Johnson & Johnson	11.3	7.3
Allergan PLC	8.1	12.1
Sanofi SA sponsored ADR	7.0	7.7
AbbVie, Inc.	6.6	5.4
Bristol-Myers Squibb Co.	5.2	5.6
Eli Lilly & Co.	5.0	0.4
Pfizer, Inc.	4.6	2.4
Teva Pharmaceutical Industries Ltd. sponsored ADR	4.6	3.9
Shire PLC sponsored ADR	4.2	2.0
Novo Nordisk A/S Series B sponsored ADR	3.3	4.1
	59.9

Top Industries (% of fund's net assets)

As of August 31, 2015
Pharmaceuticals	85.4%
Biotechnology	6.8%
Health Care Providers & Services	3.0%
Health Care Equipment & Supplies	1.0%
Household Products	1.0%
All Others*	2.8%

As of February 28, 2015
Pharmaceuticals	84.6%
Biotechnology	7.9%
Health Care Providers & Services	4.1%
Household Products	1.0%
Health Care Equipment & Supplies	0.9%
All Others*	1.5%

* Includes short-term investments and net other assets (liabilities).

Pharmaceuticals Portfolio

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Biotechnology - 6.8%
Biotechnology - 6.8%
Ablynx NV (a)(b)	677,200	$9,571,192
Affimed NV	411,100	4,143,888
Agios Pharmaceuticals, Inc. (a)	35,353	3,054,499
Alexion Pharmaceuticals, Inc. (a)	121,886	20,987,550
Alnylam Pharmaceuticals, Inc. (a)	34,500	3,550,395
AMAG Pharmaceuticals, Inc. (a)(b)	206,900	12,939,526
Baxalta, Inc.	520,000	18,278,000
Biogen, Inc. (a)	43,700	12,992,010
Cara Therapeutics, Inc. (a)	368,000	6,977,280
Cytokinetics, Inc. (a)	481,100	3,329,212
Dynavax Technologies Corp. (a)	184,100	5,221,076
Eagle Pharmaceuticals, Inc. (a)	1,300	102,115
Genmab A/S (a)	83,300	7,482,955
Gilead Sciences, Inc.	148,900	15,644,923
Intercept Pharmaceuticals, Inc. (a)	10,598	2,011,076
Loxo Oncology, Inc.	18,586	373,579
Momenta Pharmaceuticals, Inc. (a)	18,053	352,214
NantKwest, Inc. (b)	82,700	1,415,824
Pfenex, Inc. (a)	245,400	5,361,990
Repligen Corp. (a)	240,300	8,189,424
Vertex Pharmaceuticals, Inc. (a)	89,500	11,413,040
		153,391,768
Chemicals - 0.2%
Specialty Chemicals - 0.2%
Codexis, Inc. (a)	1,104,700	4,120,531
Food & Staples Retailing - 0.5%
Drug Retail - 0.5%
Tsuruha Holdings, Inc.	142,400	11,556,897
Health Care Equipment & Supplies - 1.0%
Health Care Equipment - 0.5%
Teleflex, Inc.	82,600	10,804,080
Health Care Supplies - 0.5%
West Pharmaceutical Services, Inc.	217,400	12,141,790

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		22,945,870

Health Care Providers & Services - 3.0%
Health Care Distributors & Services - 0.4%
Fagron NV	347,600	9,244,406
Health Care Services - 2.6%
DaVita HealthCare Partners, Inc. (a)	426,500	32,260,460
Express Scripts Holding Co. (a)	318,400	26,618,240
		58,878,700

TOTAL HEALTH CARE PROVIDERS & SERVICES		68,123,106

Household Products - 1.0%
Household Products - 1.0%
Reckitt Benckiser Group PLC	244,172	21,392,990
Life Sciences Tools & Services - 0.8%
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	463,000	16,811,530
Compugen Ltd. (a)	370,400	1,822,368
		18,633,898
Personal Products - 0.0%
Personal Products - 0.0%
MYOS Corp. (a)	40,000	68,000
Pharmaceuticals - 85.4%
Pharmaceuticals - 85.4%
AbbVie, Inc.	2,397,590	149,633,592
Allergan PLC (a)	597,938	181,617,688
Amphastar Pharmaceuticals, Inc. (a)	503,000	6,473,610
Assembly Biosciences, Inc. (a)	210,100	2,880,471
Astellas Pharma, Inc.	1,159,000	17,142,159
Bristol-Myers Squibb Co.	1,959,610	116,538,007
CSPC Pharmaceutical Group Ltd.	5,320,000	4,873,775
DepoMed, Inc. (a)	263,900	7,106,827
Eisai Co. Ltd.	175,800	11,976,131
Eli Lilly & Co.	1,379,600	113,610,060
Endo Health Solutions, Inc. (a)	794,600	61,184,200
GlaxoSmithKline PLC sponsored ADR	667,100	27,304,403
Horizon Pharma PLC (a)	924,200	27,005,124
Impax Laboratories, Inc. (a)	208,700	8,548,352
Indivior PLC	3,445,400	11,816,370
Jazz Pharmaceuticals PLC (a)	291,100	49,143,502
Jiangsu Hengrui Medicine Co. Ltd.	1,210,702	8,430,332
Johnson & Johnson	2,701,400	253,877,573
Mallinckrodt PLC (a)	209,600	18,075,904
Merck & Co., Inc.	194,636	10,481,149
Mylan N.V.	621,900	30,840,021
Novartis AG sponsored ADR	654,098	63,591,408
Novo Nordisk A/S Series B sponsored ADR	1,358,100	75,062,187
Pacira Pharmaceuticals, Inc. (a)	111,500	6,416,825
Perrigo Co. PLC	310,452	56,803,402
Pfizer, Inc.	3,184,588	102,607,425
Prestige Brands Holdings, Inc. (a)	580,100	26,986,252
Recordati SpA	713,400	16,995,503
Sanofi SA sponsored ADR	3,202,222	156,652,700
Shire PLC sponsored ADR	411,000	95,352,000
Sinclair Pharma PLC (a)	2,786,365	1,656,825
Taro Pharmaceutical Industries Ltd. (a)	57,200	7,641,920
Tetraphase Pharmaceuticals, Inc. (a)	102,700	4,458,207
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,589,489	102,378,986
TherapeuticsMD, Inc. (a)(b)	1,600,200	9,809,226
Valeant Pharmaceuticals International, Inc. (Canada) (a)	292,227	67,745,753
Zoetis, Inc. Class A	201,100	9,023,357
		1,921,741,226
TOTAL COMMON STOCKS
(Cost $1,851,145,061)		2,221,974,286

Convertible Preferred Stocks - 0.0%
Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
Living Proof, Inc. 8.00% (a)(c)
(Cost $200,000)	112,714	346,032

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 0.15% (d)	24,412,103	24,412,103
Fidelity Securities Lending Cash Central Fund, 0.19% (d)(e)	8,775,993	8,775,993
TOTAL MONEY MARKET FUNDS
(Cost $33,188,096)		33,188,096
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $1,884,533,157)		2,255,508,414
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(4,410,087)
NET ASSETS - 100%		$2,251,098,327

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $346,032 or 0.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Living Proof, Inc. 8.00%	2/13/13	$200,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$25,746
Fidelity Securities Lending Cash Central Fund	80,920
Total	$106,666

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,221,974,286	$2,159,906,109	$62,068,177	$--
Convertible Preferred Stocks	346,032	--	--	346,032
Money Market Funds	33,188,096	33,188,096	--	--
Total Investments in Securities:	$2,255,508,414	$2,193,094,205	$62,068,177	$346,032

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$9,618,324
Level 2 to Level 1	$50,096,318

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	48.5%
Ireland	17.5%
France	7.0%
Israel	5.0%
Bailiwick of Jersey	4.2%
Denmark	3.6%
Canada	3.0%
Switzerland	2.8%
United Kingdom	2.8%
Japan	1.8%
Netherlands	1.6%
Others (Individually Less Than 1%)	2.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Pharmaceuticals Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $8,222,915) — See accompanying schedule: Unaffiliated issuers (cost $1,851,345,061)	$2,222,320,318
Fidelity Central Funds (cost $33,188,096)	33,188,096
Total Investments (cost $1,884,533,157)		$2,255,508,414
Receivable for investments sold		4,550
Receivable for fund shares sold		5,128,331
Dividends receivable		5,689,913
Distributions receivable from Fidelity Central Funds		7,129
Prepaid expenses		17,998
Other receivables		49,704
Total assets		2,266,406,039
Liabilities
Payable for fund shares redeemed	$4,950,999
Accrued management fee	1,086,089
Payable for daily variation margin for derivative instruments	4,550
Other affiliated payables	405,770
Other payables and accrued expenses	84,311
Collateral on securities loaned, at value	8,775,993
Total liabilities		15,307,712
Net Assets		$2,251,098,327
Net Assets consist of:
Paid in capital		$1,689,473,729
Undistributed net investment income		12,879,662
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		177,792,060
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		370,952,876
Net Assets, for 98,703,680 shares outstanding		$2,251,098,327
Net Asset Value, offering price and redemption price per share ($2,251,098,327 ÷ 98,703,680 shares)		$22.81

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2015 (Unaudited)
Investment Income
Dividends		$22,871,651
Income from Fidelity Central Funds (including $80,920 from security lending)		106,666
Income before foreign taxes withheld		22,978,317
Less foreign taxes withheld		(1,680,152)
Total income		21,298,165
Expenses
Management fee	$6,044,337
Transfer agent fees	1,965,376
Accounting and security lending fees	335,498
Custodian fees and expenses	25,057
Independent trustees' compensation	17,697
Registration fees	125,038
Audit	22,280
Legal	11,892
Interest	498
Miscellaneous	10,684
Total expenses before reductions	8,558,357
Expense reductions	(99,414)	8,458,943
Net investment income (loss)		12,839,222
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	164,225,857
Foreign currency transactions	(4,547)
Total net realized gain (loss)		164,221,310
Change in net unrealized appreciation (depreciation) on: Investment securities	(138,331,017)
Assets and liabilities in foreign currencies	4,516
Total change in net unrealized appreciation (depreciation)		(138,326,501)
Net gain (loss)		25,894,809
Net increase (decrease) in net assets resulting from operations		$38,734,031

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,839,222	$10,819,387
Net realized gain (loss)	164,221,310	248,040,186
Change in net unrealized appreciation (depreciation)	(138,326,501)	46,742,902
Net increase (decrease) in net assets resulting from operations	38,734,031	305,602,475
Distributions to shareholders from net investment income	(2,992,721)	(13,480,605)
Distributions to shareholders from net realized gain	(80,632,418)	(156,387,668)
Total distributions	(83,625,139)	(169,868,273)
Share transactions
Proceeds from sales of shares	663,372,072	891,442,186
Reinvestment of distributions	80,282,638	163,418,607
Cost of shares redeemed	(340,592,377)	(932,575,497)
Net increase (decrease) in net assets resulting from share transactions	403,062,333	122,285,296
Redemption fees	62,494	101,684
Total increase (decrease) in net assets	358,233,719	258,121,182
Net Assets
Beginning of period	1,892,864,608	1,634,743,426
End of period (including undistributed net investment income of $12,879,662 and undistributed net investment income of $3,033,161, respectively)	$2,251,098,327	$1,892,864,608
Other Information Shares
Sold	27,729,121	42,226,714
Issued in reinvestment of distributions	3,391,746	8,114,920
Redeemed	(14,426,543)	(44,744,142)
Net increase (decrease)	16,694,324	5,597,492

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Pharmaceuticals Portfolio

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012A	2011
Selected Per–Share Data
Net asset value, beginning of period	$23.08	$21.39	$16.13	$14.11	$12.74	$10.93
Income from Investment Operations
Net investment income (loss)B	.14	.14	.26	.23	.15	.17
Net realized and unrealized gain (loss)	.57	3.76	6.96	2.26	1.64	1.96
Total from investment operations	.71	3.90	7.22	2.49	1.79	2.13
Distributions from net investment income	(.04)	(.18)	(.18)	(.20)	(.11)	(.13)
Distributions from net realized gain	(.94)	(2.03)	(1.77)	(.27)	(.31)	(.19)
Total distributions	(.98)	(2.21)	(1.96)C	(.47)	(.42)	(.32)
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$22.81	$23.08	$21.39	$16.13	$14.11	$12.74
Total ReturnE,F	2.91%	20.04%	46.77%	17.93%	14.34%	19.68%
Ratios to Average Net AssetsG,H
Expenses before reductions	.78%I	.79%	.82%	.85%	.89%	.94%
Expenses net of fee waivers, if any	.77%I	.79%	.81%	.85%	.89%	.94%
Expenses net of all reductions	.77%I	.79%	.81%	.84%	.88%	.94%
Net investment income (loss)	1.16%I	.66%	1.39%	1.54%	1.12%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$2,251,098	$1,892,865	$1,634,743	$911,064	$715,882	$391,020
Portfolio turnover rateJ	74%I	72%K	95%	54%	73%	102%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.96 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $1.773 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2015

1. Organization.

Biotechnology Portfolio, Health Care Portfolio, Medical Delivery Portfolio, Medical Equipment and Systems Portfolio, and Pharmaceuticals Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Biotechnology Portfolio that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 08/31/15	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$ 327,252,095	Black-Scholes	Discount for lack of marketability	10.0%	Decrease
		Discounted cash flow	Discount rate	8.0%	Decrease
		Last transaction price	Transaction price	$0.15-$137.95/$25.66	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Funds, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, deferred trustees compensation, net operating losses and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Biotechnology Portfolio	$12,205,894,129	$5,813,868,875	$(1,100,425,135)	$4,713,443,740
Health Care Portfolio	8,562,235,162	2,102,884,725	(406,488,985)	1,696,395,740
Medical Delivery Portfolio	650,405,621	379,586,733	(25,321,698)	354,265,035
Medical Equipment and Systems Portfolio	1,706,495,698	482,331,073	(65,104,818)	417,226,255
Pharmaceuticals Portfolio	1,890,537,677	437,839,435	(72,868,698)	364,970,737

Certain of the Funds intend to elect to defer to the next fiscal year ordinary losses recognized during the period January 1, 2015 to February 28, 2015. Loss deferrals were as follows:

Ordinary Losses
Medical Equipment and Systems Portfolio	$(703,139)

Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Biotechnology Portfolio	4,251,122,443	2,163,559,824
Health Care Portfolio	4,436,547,021	4,164,412,919
Medical Delivery Portfolio	187,033,958	67,124,507
Medical Equipment and Systems Portfolio	428,816,643	441,828,500
Pharmaceuticals Portfolio	1,117,121,794	794,799,858

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows.

	Individual Rate	Group Rate	Total
Biotechnology Portfolio	.30%	.25%	.55%
Health Care Portfolio	.30%	.25%	.55%
Medical Delivery Portfolio	.30%	.25%	.55%
Medical Equipment and Systems Portfolio	.30%	.25%	.55%
Pharmaceuticals Portfolio	.30%	.25%	.55%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Biotechnology Portfolio	.15%
Health Care Portfolio	.15%
Medical Delivery Portfolio	.18%
Medical Equipment and Systems Portfolio	.17%
Pharmaceuticals Portfolio	.18%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Biotechnology Portfolio	$107,118
Health Care Portfolio	79,302
Medical Delivery Portfolio	1,859
Medical Equipment and Systems Portfolio	10,205
Pharmaceuticals Portfolio	19,404

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Biotechnology Portfolio	Borrower	$101,613,833.37%		$6,336
Health Care Portfolio	Borrower	44,786,000.38%		468
Medical Equipment and Systems Portfolio	Borrower	8,801,167.35%		515
Pharmaceuticals Portfolio	Borrower	15,978,333.37%		498

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Biotechnology Portfolio	$10,286
Health Care Portfolio	7,501
Medical Delivery Portfolio	687
Medical Equipment and Systems Portfolio	1,593
Pharmaceuticals Portfolio	1,507

During the period, the Funds did not borrow on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Biotechnology Portfolio	$130,824	$410
Health Care Portfolio	342,191	146
Medical Delivery Portfolio	2,377	29
Medical Equipment and Systems Portfolio	82,525	33
Pharmaceuticals Portfolio	55,900	125

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Biotechnology Portfolio	$265,512
Health Care Portfolio	181,791
Medical Delivery Portfolio	20,732
Medical Equipment and Systems Portfolio	47,537
Pharmaceuticals Portfolio	43,389

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During Period-B March 1, 2015 to August 31, 2015
Biotechnology Portfolio	.72%
Actual		$1,000.00	$1,025.60	$3.67
Hypothetical-C		$1,000.00	$1,021.52	$3.66
Health Care Portfolio	.72%
Actual		$1,000.00	$990.50	$3.60
Hypothetical-C		$1,000.00	$1,021.52	$3.66
Medical Delivery Portfolio	.77%
Actual		$1,000.00	$1,024.00	$3.92
Hypothetical-C		$1,000.00	$1,021.27	$3.91
Medical Equipment and Systems Portfolio	.75%
Actual		$1,000.00	$973.10	$3.72
Hypothetical-C		$1,000.00	$1,021.37	$3.81
Pharmaceuticals Portfolio	.77%
Actual		$1,000.00	$1,029.10	$3.93
Hypothetical-C		$1,000.00	$1,021.27	$3.91

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

SELHC-SANN-1015
1.813645.110

Fidelity® Select Portfolios® Telecommunications Sector Telecommunications Portfolio Wireless Portfolio Semi-Annual Report August 31, 2015

Contents

Telecommunications Portfolio
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Wireless Portfolio
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Telecommunications Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
AT&T, Inc.	24.0	13.9
Verizon Communications, Inc.	16.6	19.9
T-Mobile U.S., Inc.	4.5	4.3
Level 3 Communications, Inc.	4.5	6.4
SBA Communications Corp. Class A	4.2	4.3
American Tower Corp.	4.2	2.3
Cogent Communications Group, Inc.	3.9	4.3
CenturyLink, Inc.	3.2	3.3
Telephone & Data Systems, Inc.	3.0	3.2
Frontier Communications Corp.	2.8	3.0
	70.9

Top Industries (% of fund's net assets)

As of August 31, 2015
Diversified Telecommunication Services	70.2%
Wireless Telecommunication Services	19.1%
Real Estate Investment Trusts	5.2%
Media	2.1%
Internet Software & Services	1.0%
All Others*	2.4%

As of February 28, 2015
Diversified Telecommunication Services	62.8%
Wireless Telecommunication Services	19.8%
Media	9.8%
Real Estate Investment Trusts	2.7%
Internet Software & Services	1.0%
All Others*	3.9%

* Includes short-term investments and net other assets (liabilities).

Telecommunications Portfolio

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Communications Equipment - 0.7%
Communications Equipment - 0.7%
Ruckus Wireless, Inc. (a)	295,500	$3,345,060
Diversified Telecommunication Services - 69.7%
Alternative Carriers - 18.1%
8x8, Inc. (a)	837,086	6,470,675
Cogent Communications Group, Inc.	619,868	17,213,734
Globalstar, Inc. (a)(b)	2,591,600	4,561,216
Iliad SA	9,309	2,102,799
inContact, Inc. (a)(b)	958,313	7,235,263
Iridium Communications, Inc. (a)(b)	504,976	3,762,071
Level 3 Communications, Inc. (a)	443,767	19,849,698
Lumos Networks Corp.	579,378	6,801,898
Premiere Global Services, Inc. (a)	525,883	5,669,019
Towerstream Corp. (a)(b)	807,024	1,202,466
Vonage Holdings Corp. (a)	766,171	4,252,249
Zayo Group Holdings, Inc.	34,800	973,356
		80,094,444
Integrated Telecommunication Services - 51.6%
AT&T, Inc.	3,201,420	106,287,144
Atlantic Tele-Network, Inc.	110,000	7,859,500
Bezeq The Israel Telecommunication Corp. Ltd.	1,252,300	2,250,046
CenturyLink, Inc.	526,778	14,244,077
Cincinnati Bell, Inc. (a)	884,314	3,033,197
Consolidated Communications Holdings, Inc.	211,398	4,124,375
Frontier Communications Corp. (b)	2,466,183	12,503,548
General Communications, Inc. Class A (a)	63,694	1,073,244
IDT Corp. Class B	202,881	3,169,001
Telecom Italia SpA (a)	4,000	4,855
Verizon Communications, Inc.	1,599,497	73,592,857
Windstream Holdings, Inc. (b)	42,580	306,150
		228,447,994

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		308,542,438

Internet Software & Services - 1.0%
Internet Software & Services - 1.0%
Gogo, Inc. (a)(b)	202,000	3,209,780
Rackspace Hosting, Inc. (a)	38,700	1,176,867
		4,386,647
Media - 2.1%
Cable & Satellite - 2.1%
Charter Communications, Inc. Class A (a)(b)	12,800	2,324,608
Liberty Global PLC Class C (a)	40,336	1,809,876
Liberty LiLac Group Class C (a)	1,916	63,707
Time Warner Cable, Inc.	28,300	5,264,366
		9,462,557
Real Estate Investment Trusts - 5.2%
Specialized REITs - 5.2%
American Tower Corp.	200,190	18,455,516
Communications Sales & Leasing, Inc.	137,000	2,753,700
Crown Castle International Corp.	14,000	1,167,460
CyrusOne, Inc.	21,100	668,026
		23,044,702
Software - 0.5%
Application Software - 0.3%
Interactive Intelligence Group, Inc. (a)	37,100	1,298,871
Systems Software - 0.2%
Rovi Corp. (a)	90,700	1,004,049

TOTAL SOFTWARE		2,302,920

Wireless Telecommunication Services - 18.9%
Wireless Telecommunication Services - 18.9%
Bharti Infratel Ltd.	481,103	2,898,945
KDDI Corp.	179,400	4,451,610
Leap Wireless International, Inc. rights (a)	400	1,008
RingCentral, Inc. (a)	257,690	4,434,845
SBA Communications Corp. Class A (a)	158,156	18,694,039
Shenandoah Telecommunications Co.	51,626	1,997,410
SoftBank Corp.	76,900	4,474,300
Sprint Corp. (a)(b)	2,118,585	10,720,040
T-Mobile U.S., Inc. (a)	502,497	19,903,906
Telephone & Data Systems, Inc.	470,664	13,385,684
U.S. Cellular Corp. (a)	70,900	2,617,628
		83,579,415
TOTAL COMMON STOCKS
(Cost $406,491,722)		434,663,739

Nonconvertible Preferred Stocks - 0.7%
Diversified Telecommunication Services - 0.5%
Integrated Telecommunication Services - 0.5%
Telefonica Brasil SA sponsored ADR	187,700	2,089,101
Wireless Telecommunication Services - 0.2%
Wireless Telecommunication Services - 0.2%
TIM Participacoes SA sponsored ADR (b)	68,300	825,747
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $4,873,932)		2,914,848

Money Market Funds - 9.0%
Fidelity Cash Central Fund, 0.15% (c)	3,716,824	3,716,824
Fidelity Securities Lending Cash Central Fund, 0.19% (c)(d)	36,212,186	36,212,186
TOTAL MONEY MARKET FUNDS
(Cost $39,929,010)		39,929,010
TOTAL INVESTMENT PORTFOLIO - 107.8%
(Cost $451,294,664)		477,507,597
NET OTHER ASSETS (LIABILITIES) - (7.8)%		(34,609,017)
NET ASSETS - 100%		$442,898,580

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,800
Fidelity Securities Lending Cash Central Fund	261,852
Total	$266,652

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$434,663,739	$425,731,966	$8,930,765	$1,008
Nonconvertible Preferred Stocks	2,914,848	2,914,848	--	--
Money Market Funds	39,929,010	39,929,010	--	--
Total Investments in Securities:	$477,507,597	$468,575,824	$8,930,765	$1,008

See accompanying notes which are an integral part of the financial statements.

Telecommunications Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $34,895,988) — See accompanying schedule: Unaffiliated issuers (cost $411,365,654)	$437,578,587
Fidelity Central Funds (cost $39,929,010)	39,929,010
Total Investments (cost $451,294,664)		$477,507,597
Receivable for investments sold		1,766,887
Receivable for fund shares sold		180,063
Dividends receivable		290,683
Distributions receivable from Fidelity Central Funds		17,228
Prepaid expenses		3,301
Other receivables		17,532
Total assets		479,783,291
Liabilities
Payable for fund shares redeemed	$336,971
Accrued management fee	209,789
Distribution and service plan fees payable	11,414
Other affiliated payables	87,438
Other payables and accrued expenses	26,913
Collateral on securities loaned, at value	36,212,186
Total liabilities		36,884,711
Net Assets		$442,898,580
Net Assets consist of:
Paid in capital		$414,143,036
Undistributed net investment income		3,347,303
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(801,296)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		26,209,537
Net Assets		$442,898,580
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($11,277,613 ÷ 190,074.6 shares)		$59.33
Maximum offering price per share (100/94.25 of $59.33)		$62.95
Class T:
Net Asset Value and redemption price per share ($4,673,388 ÷ 79,139.6 shares)		$59.05
Maximum offering price per share (100/96.50 of $59.05)		$61.19
Class B:
Net Asset Value and offering price per share ($293,027 ÷ 4,941.8 shares)(a)		$59.30
Class C:
Net Asset Value and offering price per share ($7,854,045 ÷ 133,279.2 shares)(a)		$58.93
Telecommunications:
Net Asset Value, offering price and redemption price per share ($416,170,637 ÷ 6,974,835.5 shares)		$59.67
Class I:
Net Asset Value, offering price and redemption price per share ($2,629,870 ÷ 44,193.5 shares)		$59.51

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2015 (Unaudited)
Investment Income
Dividends		$4,875,493
Income from Fidelity Central Funds (including $261,852 from security lending)		266,652
Total income		5,142,145
Expenses
Management fee	$1,143,661
Transfer agent fees	410,388
Distribution and service plan fees	68,462
Accounting and security lending fees	84,413
Custodian fees and expenses	13,468
Independent trustees' compensation	3,397
Registration fees	59,639
Audit	29,468
Legal	2,953
Interest	121
Miscellaneous	2,591
Total expenses before reductions	1,818,561
Expense reductions	(37,014)	1,781,547
Net investment income (loss)		3,360,598
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,446,056
Foreign currency transactions	(11,945)
Total net realized gain (loss)		5,434,111
Change in net unrealized appreciation (depreciation) on: Investment securities	(37,681,329)
Assets and liabilities in foreign currencies	(592)
Total change in net unrealized appreciation (depreciation)		(37,681,921)
Net gain (loss)		(32,247,810)
Net increase (decrease) in net assets resulting from operations		$(28,887,212)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,360,598	$6,193,869
Net realized gain (loss)	5,434,111	7,829,307
Change in net unrealized appreciation (depreciation)	(37,681,921)	28,387,304
Net increase (decrease) in net assets resulting from operations	(28,887,212)	42,410,480
Distributions to shareholders from net investment income	(275,781)	(13,679,321)
Share transactions - net increase (decrease)	99,746,494	(19,703,086)
Redemption fees	5,715	3,706
Total increase (decrease) in net assets	70,589,216	9,031,779
Net Assets
Beginning of period	372,309,364	363,277,585
End of period (including undistributed net investment income of $3,347,303 and undistributed net investment income of $262,486, respectively)	$442,898,580	$372,309,364

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Telecommunications Portfolio Class A

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012A	2011
Selected Per–Share Data
Net asset value, beginning of period	$63.26	$58.71	$51.58	$46.12	$46.93	$37.64
Income from Investment Operations
Net investment income (loss)B	.41	.76	1.76C	.99	.56	.57
Net realized and unrealized gain (loss)	(4.32)	5.83	6.48	5.43	(.86)	9.49
Total from investment operations	(3.91)	6.59	8.24	6.42	(.30)	10.06
Distributions from net investment income	(.02)	(2.04)	(1.11)	(.96)	(.51)	(.77)
Distributions from net realized gain	–	–	(.01)	–	–	–
Total distributions	(.02)	(2.04)	(1.11)D	(.96)	(.51)	(.77)
Redemption fees added to paid in capitalB,E	–	–	–	–	–	–
Net asset value, end of period	$59.33	$63.26	$58.71	$51.58	$46.12	$46.93
Total ReturnF,G,H	(6.18)%	11.54%	16.00%	13.97%	(.54)%	26.87%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.17%K	1.15%	1.18%	1.18%	1.20%	1.20%
Expenses net of fee waivers, if any	1.16%K	1.15%	1.18%	1.18%	1.20%	1.20%
Expenses net of all reductions	1.15%K	1.15%	1.15%	1.17%	1.18%	1.18%
Net investment income (loss)	1.31%K	1.26%	3.08%C	2.01%	1.21%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$11,278	$11,052	$7,712	$6,449	$4,677	$4,305
Portfolio turnover rateL	75%K	94%M	111%	76%	72%	72%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects large, non-recurring dividends which amounted to $.95 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.43%.

 D Total distributions of $1.11 per share is comprised of distributions from net investment income of $1.106 and distributions from net realized gain of $.005 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Telecommunications Portfolio Class T

	Six months ended(Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012A	2011
Selected Per–Share Data
Net asset value, beginning of period	$63.04	$58.50	$51.41	$46.01	$46.81	$37.55
Income from Investment Operations
Net investment income (loss)B	.31	.57	1.59C	.85	.42	.45
Net realized and unrealized gain (loss)	(4.30)	5.81	6.44	5.39	(.84)	9.47
Total from investment operations	(3.99)	6.38	8.03	6.24	(.42)	9.92
Distributions from net investment income	–	(1.84)	(.94)	(.84)	(.38)	(.66)
Distributions from net realized gain	–	–	(.01)	–	–	–
Total distributions	–	(1.84)	(.94)D	(.84)	(.38)	(.66)
Redemption fees added to paid in capitalB,E	–	–	–	–	–	–
Net asset value, end of period	$59.05	$63.04	$58.50	$51.41	$46.01	$46.81
Total ReturnF,G,H	(6.33)%	11.19%	15.64%	13.61%	(.82)%	26.54%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.48%K	1.47%	1.48%	1.48%	1.49%	1.48%
Expenses net of fee waivers, if any	1.48%K	1.47%	1.48%	1.48%	1.49%	1.48%
Expenses net of all reductions	1.47%K	1.46%	1.45%	1.46%	1.47%	1.46%
Net investment income (loss)	1.00%K	.94%	2.78%C	1.72%	.92%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$4,673	$5,095	$4,344	$4,237	$2,702	$2,882
Portfolio turnover rateL	75%K	94%M	111%	76%	72%	72%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects large, non-recurring dividends which amounted to $.94 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.13%.

 D Total distributions of $.94 per share is comprised of distributions from net investment income of $.939 and distributions from net realized gain of $.005 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Telecommunications Portfolio Class B

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012A	2011
Selected Per–Share Data
Net asset value, beginning of period	$63.45	$58.77	$51.63	$46.14	$46.93	$37.60
Income from Investment Operations
Net investment income (loss)B	.17	.29	1.33C	.62	.21	.25
Net realized and unrealized gain (loss)	(4.32)	5.84	6.48	5.42	(.83)	9.48
Total from investment operations	(4.15)	6.13	7.81	6.04	(.62)	9.73
Distributions from net investment income	–	(1.45)	(.66)	(.55)	(.17)	(.40)
Distributions from net realized gain	–	–	(.01)	–	–	–
Total distributions	–	(1.45)	(.67)	(.55)	(.17)	(.40)
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$59.30	$63.45	$58.77	$51.63	$46.14	$46.93
Total ReturnE,F,G	(6.54)%	10.67%	15.13%	13.11%	(1.29)%	25.96%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.95%J	1.93%	1.93%	1.93%	1.95%	1.95%
Expenses net of fee waivers, if any	1.95%J	1.93%	1.93%	1.93%	1.95%	1.95%
Expenses net of all reductions	1.93%J	1.92%	1.91%	1.92%	1.93%	1.93%
Net investment income (loss)	.53%J	.49%	2.32%C	1.26%	.47%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$293	$409	$546	$576	$596	$706
Portfolio turnover rateK	75%J	94%L	111%	76%	72%	72%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects large, non-recurring dividends which amounted to $.95 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been .67%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Telecommunications Portfolio Class C

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012A	2011
Selected Per–Share Data
Net asset value, beginning of period	$63.04	$58.54	$51.47	$46.02	$46.89	$37.61
Income from Investment Operations
Net investment income (loss)B	.17	.34	1.36C	.63	.22	.26
Net realized and unrealized gain (loss)	(4.28)	5.80	6.46	5.41	(.84)	9.46
Total from investment operations	(4.11)	6.14	7.82	6.04	(.62)	9.72
Distributions from net investment income	–	(1.64)	(.74)	(.59)	(.25)	(.44)
Distributions from net realized gain	–	–	(.01)	–	–	–
Total distributions	–	(1.64)	(.75)	(.59)	(.25)	(.44)
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$58.93	$63.04	$58.54	$51.47	$46.02	$46.89
Total ReturnE,F,G	(6.52)%	10.75%	15.20%	13.14%	(1.27)%	25.95%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.92%J	1.85%	1.88%	1.90%	1.93%	1.94%
Expenses net of fee waivers, if any	1.92%J	1.85%	1.88%	1.90%	1.93%	1.94%
Expenses net of all reductions	1.90%J	1.85%	1.85%	1.89%	1.91%	1.92%
Net investment income (loss)	.56%J	.56%	2.38%C	1.29%	.48%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$7,854	$7,074	$5,523	$4,353	$3,514	$3,035
Portfolio turnover rateK	75%J	94%L	111%	76%	72%	72%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects large, non-recurring dividends which amounted to $.94 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been .73%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Telecommunications Portfolio

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012A	2011
Selected Per–Share Data
Net asset value, beginning of period	$63.54	$58.94	$51.75	$46.26	$47.07	$37.73
Income from Investment Operations
Net investment income (loss)B	.52	.96	1.96C	1.15	.70	.69
Net realized and unrealized gain (loss)	(4.34)	5.85	6.51	5.43	(.86)	9.52
Total from investment operations	(3.82)	6.81	8.47	6.58	(.16)	10.21
Distributions from net investment income	(.05)	(2.21)	(1.28)	(1.09)	(.65)	(.87)
Distributions from net realized gain	–	–	(.01)	–	–	–
Total distributions	(.05)	(2.21)	(1.28)D	(1.09)	(.65)	(.87)
Redemption fees added to paid in capitalB,E	–	–	–	–	–	–
Net asset value, end of period	$59.67	$63.54	$58.94	$51.75	$46.26	$47.07
Total ReturnF,G	(6.01)%	11.90%	16.40%	14.30%	(.23)%	27.24%
Ratios to Average Net AssetsH,I
Expenses before reductions	.83%J	.83%	.85%	.87%	.90%	.92%
Expenses net of fee waivers, if any	.83%J	.83%	.85%	.87%	.90%	.92%
Expenses net of all reductions	.82%J	.82%	.82%	.85%	.88%	.91%
Net investment income (loss)	1.65%J	1.58%	3.41%C	2.33%	1.52%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$416,171	$346,174	$343,548	$377,841	$342,262	$354,938
Portfolio turnover rateK	75%J	94%L	111%	76%	72%	72%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects large, non-recurring dividends which amounted to $.95 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.76%.

 D Total distributions of $1.28 per share is comprised of distributions from net investment income of $1.275 and distributions from net realized gain of $.005 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Telecommunications Portfolio Class I

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012A	2011
Selected Per–Share Data
Net asset value, beginning of period	$63.38	$58.80	$51.65	$46.20	$47.02	$37.69
Income from Investment Operations
Net investment income (loss)B	.51	.94	1.93C	1.17	.70	.71
Net realized and unrealized gain (loss)	(4.32)	5.83	6.48	5.42	(.88)	9.50
Total from investment operations	(3.81)	6.77	8.41	6.59	(.18)	10.21
Distributions from net investment income	(.06)	(2.19)	(1.25)	(1.14)	(.64)	(.88)
Distributions from net realized gain	–	–	(.01)	–	–	–
Total distributions	(.06)	(2.19)	(1.26)	(1.14)	(.64)	(.88)
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$59.51	$63.38	$58.80	$51.65	$46.20	$47.02
Total ReturnE,F	(6.02)%	11.85%	16.30%	14.33%	(.26)%	27.27%
Ratios to Average Net AssetsG,H
Expenses before reductions	.85%I	.86%	.91%	.85%	.89%	.91%
Expenses net of fee waivers, if any	.85%I	.86%	.91%	.85%	.89%	.91%
Expenses net of all reductions	.84%I	.85%	.88%	.83%	.87%	.89%
Net investment income (loss)	1.63%I	1.55%	3.35%C	2.35%	1.52%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$2,630	$2,505	$1,604	$2,641	$1,022	$1,743
Portfolio turnover rateJ	75%I	94%K	111%	76%	72%	72%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects large, non-recurring dividends which amounted to $.95 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.70%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2015

1. Organization.

Telecommunications Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Telecommunications and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transaction, in-kind transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$48,958,944
Gross unrealized depreciation	(26,279,442)
Net unrealized appreciation (depreciation) on securities	$22,679,502
Tax cost	$454,828,095

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(2,739,258)

The Fund elected to defer to its next fiscal year approximately $1,605,208 of capital losses recognized during the period November 1, 2014 to February 28, 2015.

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $253,371,396 and $151,002,092, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$14,634	$644
Class T	.25%	.25%	12,614	–
Class B	.75%	.25%	1,771	1,328
Class C	.75%	.25%	39,443	8,926
			$68,462	$10,898

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$6,592
Class T	1,090
Class B*	7
Class C*	296
$7,985

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$16,054.27
Class T	8,611.34
Class B	538.30
Class C	10,901.28
Telecommunications	370,847.19
Class I	3,437.21
	$ 410,388

*Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6,398 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$5,833,500.37%		$121

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $298 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $261,852.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $25,810 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of the fund-level operating expenses in the amount of $1,758 and a portion of class-level operating expenses as follows:

Amount
Class A	$152
Class T	11
Class B	1
Class C	135
Telecommunications	9,106
Class I	41
$9,446

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2015	Year ended February 28, 2015
From net investment income
Class A	$4,067	$309,863
Class T	–	143,116
Class B	–	12,248
Class C	–	161,299
Telecommunications	268,350	12,985,170
Class I	3,364	67,625
Total	$275,781	$13,679,321

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2015	Year ended February 28, 2015	Six months ended August 31, 2015	Year ended February 28, 2015
Class A
Shares sold	42,570	79,279	$2,653,863	$4,786,534
Reinvestment of distributions	62	5,091	3,876	297,550
Shares redeemed	(27,260)	(41,031)	(1,695,334)	(2,466,354)
Net increase (decrease)	15,372	43,339	$962,405	$2,617,730
Class T
Shares sold	7,480	20,637	$463,456	$1,237,395
Reinvestment of distributions	–	2,409	–	139,987
Shares redeemed	(9,168)	(16,465)	$(561,396)	$(994,017)
Net increase (decrease)	(1,688)	6,581	$(97,940)	$383,365
Class B
Shares sold	129	45	$7,453	$2,624
Reinvestment of distributions	–	197	–	11,445
Shares redeemed	(1,637)	(3,091)	(101,595)	(186,477)
Net increase (decrease)	(1,508)	(2,849)	$(94,142)	$(172,408)
Class C
Shares sold	32,550	28,734	$2,029,083	$1,731,696
Reinvestment of distributions	–	2,043	–	118,683
Shares redeemed	(11,472)	(12,919)	(710,851)	(773,747)
Net increase (decrease)	21,078	17,858	$1,318,232	$1,076,632
Telecommunications
Shares sold	2,361,442	3,400,370	$149,105,313	$205,982,254
Reinvestment of distributions	4,075	212,695	257,513	12,494,070
Shares redeemed	(838,911)	(3,993,893)A	(52,018,468)	(242,841,980)A
Net increase (decrease)	1,526,606	(380,828)	$97,344,358	$(24,365,656)
Class I
Shares sold	28,397	29,046	$1,792,100	$1,764,278
Reinvestment of distributions	48	956	3,004	56,138
Shares redeemed	(23,780)	(17,754)	(1,481,523)	(1,063,165)
Net increase (decrease)	4,665	12,248	$313,581	$757,251

 A Amount includes in-kind redemptions.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Core Fund was the owner of record of approximately 14% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 22% of the total outstanding shares of the Fund.

Wireless Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	24.9	1.0
American Tower Corp.	7.8	7.3
QUALCOMM, Inc.	6.0	9.1
Vodafone Group PLC sponsored ADR	4.9	6.2
AT&T, Inc.	3.9	0.1
Verizon Communications, Inc.	3.9	10.4
Crown Castle International Corp.	3.6	5.9
Google, Inc. Class C	3.6	4.3
BT Group PLC sponsored ADR	3.6	4.1
Broadcom Corp. Class A	3.3	0.0
	65.5

Top Industries (% of fund's net assets)

As of August 31, 2015
Technology Hardware, Storage & Peripherals	25.2%
Diversified Telecommunication Services	18.3%
Wireless Telecommunication Services	14.9%
Communications Equipment	11.8%
Real Estate Investment Trusts	11.4%
All Others*	18.4%

As of February 28, 2015
Diversified Telecommunication Services	25.6%
Wireless Telecommunication Services	19.9%
Communications Equipment	17.3%
Real Estate Investment Trusts	13.2%
Internet Software & Services	10.8%
All Others*	13.2%

* Includes short-term investments and net other assets (liabilities).

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Wireless Portfolio

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Communications Equipment - 11.8%
Communications Equipment - 11.8%
Alcatel-Lucent SA sponsored ADR (a)	344,000	$1,138,640
CommScope Holding Co., Inc. (a)	87,600	2,833,860
Harris Corp.	30,900	2,373,738
Motorola Solutions, Inc.	43,968	2,850,006
NETGEAR, Inc. (a)	14,900	452,662
Nokia Corp. sponsored ADR	96,000	599,040
QUALCOMM, Inc.	249,950	14,142,171
Ruckus Wireless, Inc. (a)	182,700	2,068,164
Sierra Wireless, Inc. (a)	11,400	255,816
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	1,900	18,544
ViaSat, Inc. (a)(b)	14,800	869,796
		27,602,437
Diversified Telecommunication Services - 18.3%
Alternative Carriers - 1.1%
inContact, Inc. (a)	271,300	2,048,315
Towerstream Corp. (a)	334,423	498,290
		2,546,605
Integrated Telecommunication Services - 17.2%
AT&T, Inc.	278,800	9,256,160
BT Group PLC sponsored ADR	124,800	8,342,880
Chunghwa Telecom Co. Ltd. sponsored ADR (b)	79,100	2,407,013
Manitoba Telecom Services, Inc.	31,100	671,123
Orange SA	323,300	5,113,072
Telecom Italia SpA (a)	3,248,600	3,942,632
Telefonica SA sponsored ADR	18,648	262,377
TELUS Corp.	35,700	1,167,929
Verizon Communications, Inc.	197,897	9,105,241
		40,268,427

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		42,815,032

Electronic Equipment & Components - 0.4%
Electronic Manufacturing Services - 0.4%
Neonode, Inc. (a)(b)	344,100	1,008,213
Internet Software & Services - 6.6%
Internet Software & Services - 6.6%
Endurance International Group Holdings, Inc. (a)(b)	459,800	7,030,342
Google, Inc. Class C	13,552	8,378,524
		15,408,866
Real Estate Investment Trusts - 11.4%
Specialized REITs - 11.4%
American Tower Corp.	199,492	18,391,167
Crown Castle International Corp.	101,000	8,422,390
		26,813,557
Semiconductors & Semiconductor Equipment - 10.1%
Semiconductors - 10.1%
Broadcom Corp. Class A	150,800	7,791,836
Marvell Technology Group Ltd.	311,700	3,512,859
Maxim Integrated Products, Inc.	37,700	1,269,359
Qorvo, Inc. (a)	138,125	7,667,319
Skyworks Solutions, Inc.	39,000	3,406,650
		23,648,023
Software - 0.6%
Application Software - 0.6%
Synchronoss Technologies, Inc. (a)	5,536	223,599
Tangoe, Inc. (a)	152,100	1,140,750
		1,364,349
Technology Hardware, Storage & Peripherals - 25.2%
Technology Hardware, Storage & Peripherals - 25.2%
Apple, Inc.	517,500	58,353,300
BlackBerry Ltd. (a)	96,500	732,039
		59,085,339
Wireless Telecommunication Services - 14.9%
Wireless Telecommunication Services - 14.9%
America Movil S.A.B. de CV Series L sponsored ADR	111,100	2,033,130
China Mobile Ltd. sponsored ADR	75,600	4,522,392
Leap Wireless International, Inc. rights (a)	16,600	41,832
RingCentral, Inc. (a)	4,700	80,887
Rogers Communications, Inc. Class B (non-vtg.)	80,800	2,758,230
SBA Communications Corp. Class A (a)	49,800	5,886,360
Spok Holdings, Inc.	12,000	198,120
Sprint Corp. (a)	28,033	141,847
T-Mobile U.S., Inc. (a)	121,875	4,827,469
Telephone & Data Systems, Inc.	78,314	2,227,250
U.S. Cellular Corp. (a)	20,800	767,936
Vodafone Group PLC sponsored ADR	332,981	11,481,185
		34,966,638
TOTAL COMMON STOCKS
(Cost $216,917,349)		232,712,454

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 0.15% (c)	570,637	570,637
Fidelity Securities Lending Cash Central Fund, 0.19% (c)(d)	10,268,000	10,268,000
TOTAL MONEY MARKET FUNDS
(Cost $10,838,637)		10,838,637
TOTAL INVESTMENT PORTFOLIO - 103.9%
(Cost $227,755,986)		243,551,091
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(9,217,405)
NET ASSETS - 100%		$234,333,686

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,083
Fidelity Securities Lending Cash Central Fund	170,515
Total	$171,598

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$232,712,454	$223,614,918	$9,055,704	$41,832
Money Market Funds	10,838,637	10,838,637	--	--
Total Investments in Securities:	$243,551,091	$234,453,555	$9,055,704	$41,832

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	79.0%
United Kingdom	8.5%
France	2.7%
Canada	2.4%
Hong Kong	1.9%
Italy	1.7%
Bermuda	1.5%
Taiwan	1.0%
Others (Individually Less Than 1%)	1.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Wireless Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,834,526) — See accompanying schedule: Unaffiliated issuers (cost $216,917,349)	$232,712,454
Fidelity Central Funds (cost $10,838,637)	10,838,637
Total Investments (cost $227,755,986)		$243,551,091
Cash		632,911
Receivable for investments sold		1,173,490
Receivable for fund shares sold		49,708
Dividends receivable		416,768
Distributions receivable from Fidelity Central Funds		12,551
Prepaid expenses		1,858
Other receivables		19,052
Total assets		245,857,429
Liabilities
Payable for investments purchased	$707,020
Payable for fund shares redeemed	360,831
Accrued management fee	110,791
Other affiliated payables	55,487
Other payables and accrued expenses	21,614
Collateral on securities loaned, at value	10,268,000
Total liabilities		11,523,743
Net Assets		$234,333,686
Net Assets consist of:
Paid in capital		$203,932,946
Undistributed net investment income		2,059,695
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		12,547,025
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		15,794,020
Net Assets, for 26,673,343 shares outstanding		$234,333,686
Net Asset Value, offering price and redemption price per share ($234,333,686 ÷ 26,673,343 shares)		$8.79

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2015 (Unaudited)
Investment Income
Dividends		$3,002,260
Income from Fidelity Central Funds (including $170,515 from security lending)		171,598
Total income		3,173,858
Expenses
Management fee	$710,368
Transfer agent fees	292,707
Accounting and security lending fees	51,653
Custodian fees and expenses	23,135
Independent trustees' compensation	2,230
Registration fees	21,759
Audit	23,830
Legal	1,863
Interest	174
Miscellaneous	1,740
Total expenses before reductions	1,129,459
Expense reductions	(24,084)	1,105,375
Net investment income (loss)		2,068,483
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,712,585
Foreign currency transactions	22,460
Total net realized gain (loss)		13,735,045
Change in net unrealized appreciation (depreciation) on: Investment securities	(32,768,270)
Assets and liabilities in foreign currencies	(883)
Total change in net unrealized appreciation (depreciation)		(32,769,153)
Net gain (loss)		(19,034,108)
Net increase (decrease) in net assets resulting from operations		$(16,965,625)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,068,483	$4,843,498
Net realized gain (loss)	13,735,045	14,989,507
Change in net unrealized appreciation (depreciation)	(32,769,153)	(621,646)
Net increase (decrease) in net assets resulting from operations	(16,965,625)	19,211,359
Distributions to shareholders from net investment income	(393,841)	(16,759,973)
Distributions to shareholders from net realized gain	(3,432,038)	(28,888,507)
Total distributions	(3,825,879)	(45,648,480)
Share transactions
Proceeds from sales of shares	13,321,914	42,710,221
Reinvestment of distributions	3,676,898	44,098,611
Cost of shares redeemed	(32,323,006)	(79,982,116)
Net increase (decrease) in net assets resulting from share transactions	(15,324,194)	6,826,716
Redemption fees	506	2,631
Total increase (decrease) in net assets	(36,115,192)	(19,607,774)
Net Assets
Beginning of period	270,448,878	290,056,652
End of period (including undistributed net investment income of $2,059,695 and undistributed net investment income of $385,053, respectively)	$234,333,686	$270,448,878
Other Information Shares
Sold	1,427,179	4,509,142
Issued in reinvestment of distributions	394,094	4,839,668
Redeemed	(3,487,263)	(8,448,923)
Net increase (decrease)	(1,665,990)	899,887

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Wireless Portfolio

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012A	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.54	$10.57	$8.60	$7.68	$8.29	$6.47
Income from Investment Operations
Net investment income (loss)B	.07	.17	.56C	.12	.10D	.08
Net realized and unrealized gain (loss)	(.68)	.48	1.51	.94	(.33)	1.82
Total from investment operations	(.61)	.65	2.07	1.06	(.23)	1.90
Distributions from net investment income	(.01)	(.62)	(.10)	(.14)	(.08)	(.08)
Distributions from net realized gain	(.12)	(1.06)	–	–	(.30)	–
Total distributions	(.14)E	(1.68)	(.10)	(.14)	(.38)	(.08)
Redemption fees added to paid in capitalB,F	–	–	–	–	–	–
Net asset value, end of period	$8.79	$9.54	$10.57	$8.60	$7.68	$8.29
Total ReturnG,H	(6.52)%	7.55%	24.11%	13.89%	(2.55)%	29.55%
Ratios to Average Net AssetsI,J
Expenses before reductions	.87%K	.86%	.88%	.90%	.90%	.92%
Expenses net of fee waivers, if any	.87%K	.86%	.88%	.90%	.90%	.92%
Expenses net of all reductions	.85%K	.85%	.86%	.87%	.89%	.91%
Net investment income (loss)	1.60%K	1.76%	5.91%C	1.50%	1.23%D	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$234,334	$270,449	$290,057	$253,794	$262,696	$361,082
Portfolio turnover rateL	103%K	48%	120%	100%	114%	111%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.45 per share. Excluding this non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.23%.

 D Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been .90%.

 E Total distributions of $.14 per share is comprised of distributions from net investment income of $.014 and distributions from net realized gain of $.122 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2015

1. Organization.

Wireless Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$30,952,120
Gross unrealized depreciation	(16,292,780)
Net unrealized appreciation (depreciation) on securities	$14,659,340
Tax cost	$228,891,751

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $131,243,182 and $148,434,641, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .23% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,120 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$6,204,000.34%		$174

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $202 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $16,630 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $7,454.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During Period-B March 1, 2015 to August 31, 2015
Telecommunications Portfolio
Class A	1.16%
Actual		$1,000.00	$938.20	$5.65
Hypothetical-C		$1,000.00	$1,019.30	$5.89
Class T	1.48%
Actual		$1,000.00	$936.70	$7.20
Hypothetical-C		$1,000.00	$1,017.70	$7.51
Class B	1.95%
Actual		$1,000.00	$934.60	$9.48
Hypothetical-C		$1,000.00	$1,015.33	$9.88
Class C	1.92%
Actual		$1,000.00	$934.80	$9.34
Hypothetical-C		$1,000.00	$1,015.48	$9.73
Telecommunications	.83%
Actual		$1,000.00	$939.90	$4.05
Hypothetical-C		$1,000.00	$1,020.96	$4.22
Class I	.85%
Actual		$1,000.00	$939.80	$4.14
Hypothetical-C		$1,000.00	$1,020.86	$4.32
Wireless Portfolio	.87%
Actual		$1,000.00	$934.80	$4.23
Hypothetical-C		$1,000.00	$1,020.76	$4.42

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

SELTS-SANN-1015
1.846053.108

Fidelity® Select Portfolios® Materials Sector Chemicals Portfolio Gold Portfolio Materials Portfolio Semi-Annual Report August 31, 2015

Contents

Chemicals Portfolio
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Gold Portfolio
Consolidated Investment Summary
Consolidated Investments
Consolidated Financial Statements
Notes to Consolidated Financial Statements
Materials Portfolio
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Chemicals Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
The Dow Chemical Co.	13.0	6.0
E.I. du Pont de Nemours & Co.	12.7	14.3
LyondellBasell Industries NV Class A	9.7	8.1
Ecolab, Inc.	7.5	5.5
Monsanto Co.	7.2	12.3
Eastman Chemical Co.	4.9	3.6
Ashland, Inc.	4.6	4.3
Valspar Corp.	3.8	2.6
Axalta Coating Systems	3.4	1.2
PPG Industries, Inc.	3.3	3.2
	70.1

Top Industries (% of fund's net assets)

As of August 31, 2015
Chemicals	92.5%
Capital Markets	1.0%
All Others*	6.5%

As of February 28, 2015
Chemicals	96.1%
All Others*	3.9%

* Includes short-term investments and net other assets (liabilities).

Chemicals Portfolio

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.5%
	Shares	Value
Capital Markets - 1.0%
Diversified Capital Markets - 1.0%
AgroFresh Solutions, Inc. (a)	1,117,986	$10,900,364
Chemicals - 92.5%
Commodity Chemicals - 11.3%
Koppers Holdings, Inc.	272,735	5,672,888
LyondellBasell Industries NV Class A	1,274,022	108,775,998
Westlake Chemical Partners LP	635,066	12,402,839
		126,851,725
Diversified Chemicals - 30.6%
E.I. du Pont de Nemours & Co.	2,779,700	143,154,550
Eastman Chemical Co.	769,061	55,726,160
The Dow Chemical Co.	3,337,706	146,058,016
		344,938,726
Fertilizers & Agricultural Chemicals - 8.4%
Monsanto Co.	835,359	81,572,806
Syngenta AG sponsored ADR	169,570	11,757,984
The Scotts Miracle-Gro Co. Class A	16,381	1,018,734
		94,349,524
Industrial Gases - 5.0%
Air Products & Chemicals, Inc.	254,308	35,483,595
Airgas, Inc.	191,858	18,518,134
Praxair, Inc.	27,221	2,878,621
		56,880,350
Specialty Chemicals - 37.2%
Albemarle Corp. U.S.	539,000	24,368,190
Ashland, Inc.	489,318	51,363,710
Axalta Coating Systems	1,328,203	38,770,246
Celanese Corp. Class A	587,246	35,610,597
Ecolab, Inc.	771,930	84,248,440
International Flavors & Fragrances, Inc.	301,754	33,057,151
PPG Industries, Inc.	394,408	37,583,138
Sensient Technologies Corp.	360,106	23,460,906
Sherwin-Williams Co.	42,153	10,783,159
Valspar Corp.	578,800	42,426,040
W.R. Grace & Co. (a)	378,100	37,409,214
		419,080,791

TOTAL CHEMICALS		1,042,101,116

TOTAL COMMON STOCKS
(Cost $917,023,924)		1,053,001,480
	Shares	Value

Money Market Funds - 8.2%
Fidelity Cash Central Fund, 0.15% (b)
(Cost $92,026,817)	92,026,817	$92,026,817
TOTAL INVESTMENT PORTFOLIO - 101.7%
(Cost $1,009,050,741)		1,145,028,297
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(18,830,543)
NET ASSETS - 100%		$1,126,197,754

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$35,499
Fidelity Securities Lending Cash Central Fund	29,383
Total	$64,882

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.8%
Netherlands	9.7%
Bermuda	3.4%
Switzerland	1.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Chemicals Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $917,023,924)	$1,053,001,480
Fidelity Central Funds (cost $92,026,817)	92,026,817
Total Investments (cost $1,009,050,741)		$1,145,028,297
Receivable for fund shares sold		1,101,210
Dividends receivable		2,684,889
Distributions receivable from Fidelity Central Funds		7,317
Prepaid expenses		9,603
Other receivables		54,226
Total assets		1,148,885,542
Liabilities
Payable for investments purchased	$18,675,743
Payable for fund shares redeemed	3,156,116
Accrued management fee	542,079
Other affiliated payables	258,393
Other payables and accrued expenses	55,457
Total liabilities		22,687,788
Net Assets		$1,126,197,754
Net Assets consist of:
Paid in capital		$937,580,433
Undistributed net investment income		9,176,761
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		43,463,004
Net unrealized appreciation (depreciation) on investments		135,977,556
Net Assets, for 8,854,141 shares outstanding		$1,126,197,754
Net Asset Value, offering price and redemption price per share ($1,126,197,754 ÷ 8,854,141 shares)		$127.19

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2015 (Unaudited)
Investment Income
Dividends		$14,779,472
Income from Fidelity Central Funds		64,882
Total income		14,844,354
Expenses
Management fee	$3,931,808
Transfer agent fees	1,457,361
Accounting and security lending fees	226,262
Custodian fees and expenses	11,201
Independent trustees' compensation	12,847
Registration fees	53,485
Audit	26,578
Legal	9,935
Interest	1,220
Miscellaneous	10,600
Total expenses before reductions	5,741,297
Expense reductions	(103,110)	5,638,187
Net investment income (loss)		9,206,167
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	50,569,898
Foreign currency transactions	(66,827)
Total net realized gain (loss)		50,503,071
Change in net unrealized appreciation (depreciation) on investment securities		(271,287,645)
Net gain (loss)		(220,784,574)
Net increase (decrease) in net assets resulting from operations		$(211,578,407)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,206,167	$17,918,198
Net realized gain (loss)	50,503,071	94,482,226
Change in net unrealized appreciation (depreciation)	(271,287,645)	131,028
Net increase (decrease) in net assets resulting from operations	(211,578,407)	112,531,452
Distributions to shareholders from net investment income	(3,826,796)	(15,536,694)
Distributions to shareholders from net realized gain	(36,220,089)	(47,390,610)
Total distributions	(40,046,885)	(62,927,304)
Share transactions
Proceeds from sales of shares	130,107,678	895,876,330
Reinvestment of distributions	38,497,571	60,869,457
Cost of shares redeemed	(415,857,593)	(810,770,343)
Net increase (decrease) in net assets resulting from share transactions	(247,252,344)	145,975,444
Redemption fees	8,234	53,824
Total increase (decrease) in net assets	(498,869,402)	195,633,416
Net Assets
Beginning of period	1,625,067,156	1,429,433,740
End of period (including undistributed net investment income of $9,176,761 and undistributed net investment income of $3,797,390, respectively)	$1,126,197,754	$1,625,067,156
Other Information Shares
Sold	887,186	5,974,565
Issued in reinvestment of distributions	261,675	422,535
Redeemed	(2,892,260)	(5,443,032)
Net increase (decrease)	(1,743,399)	954,068

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Chemicals Portfolio

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$153.34	$148.23	$122.98	$110.52	$100.85	$75.43
Income from Investment Operations
Net investment income (loss)B	.93	1.64	1.23	1.84C	.76	.69
Net realized and unrealized gain (loss)	(23.21)	9.09	32.11	15.10	9.52	27.20
Total from investment operations	(22.28)	10.73	33.34	16.94	10.28	27.89
Distributions from net investment income	(.37)	(1.42)	(1.18)	(1.55)	(.62)	(.57)
Distributions from net realized gain	(3.50)	(4.20)	(6.92)	(2.95)	–	(1.91)
Total distributions	(3.87)	(5.62)	(8.10)	(4.49)D	(.62)	(2.47)E
Redemption fees added to paid in capitalB	–F	–F	.01	.01	.01	–F
Net asset value, end of period	$127.19	$153.34	$148.23	$122.98	$110.52	$100.85
Total ReturnG,H	(14.87)%	7.52%	27.77%	15.61%	10.31%	37.74%
Ratios to Average Net AssetsI,J
Expenses before reductions	.80%K	.79%	.81%	.83%	.85%	.90%
Expenses net of fee waivers, if any	.79%K	.79%	.81%	.83%	.85%	.90%
Expenses net of all reductions	.79%K	.79%	.80%	.81%	.84%	.89%
Net investment income (loss)	1.28%K	1.10%	.91%	1.62%C	.77%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$1,126,198	$1,625,067	$1,429,434	$1,134,777	$861,539	$692,332
Portfolio turnover rateL	92%K	80%M	109%	60%	119%	108%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.30 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.35%.

 D Total distributions of $4.49 per share is comprised of distributions from net investment income of $1.547 and distributions from net realized gain of $2.947per share.

 E Total distributions of $2.47 per share is comprised of distributions from net investment income of $.565 and distributions from net realized gain of $1.905 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2015

1. Organization.

Chemicals Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$195,829,380
Gross unrealized depreciation	(65,299,382)
Net unrealized appreciation (depreciation) on securities	$130,529,998
Tax cost	$1,014,498,299

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $625,487,806 and $913,735,633, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $9,807 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$11,552,727.35%		$1,220

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,191 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $29,383.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $63,578 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $39,532.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Gold Portfolio

Consolidated Investment Summary (Unaudited)

The information in the following tables is based on the consolidated investments of the Fund.

Top Ten Holdings as of August 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Goldcorp, Inc.	8.0	8.8
Randgold Resources Ltd. sponsored ADR	7.8	7.1
Franco-Nevada Corp.	6.3	6.1
Newcrest Mining Ltd.	5.6	6.2
Agnico Eagle Mines Ltd. (Canada)	5.6	5.0
Silver Bullion	5.3	4.2
Gold Bullion	5.2	6.2
Newmont Mining Corp.	4.5	4.0
B2Gold Corp.	3.7	3.4
Royal Gold, Inc.	3.2	3.6
	55.2

Top Industries (% of fund's net assets)

As of August 31, 2015
Gold	87.1%
Commodities & Related Investments*	10.5%
Precious Metals & Minerals	1.1%
Silver	0.7%
Diversified Metals & Mining	0.2%
All Others*	0.4%

 * Includes gold bullion and/or silver bullion.

As of February 28, 2015
Gold	87.6%
Commodities & Related Investments*	10.4%
Precious Metals & Minerals	0.1%
Silver	0.7%
Diversified Metals & Mining	0.2%
All Others*	1.0%

 * Includes gold bullion and/or silver bullion.

* Includes short-term investments and net other assets (liabilities).

Geographic Diversification (% of fund's net assets)

As of August 31, 2015
Canada	57.9%
United States of America*	18.7%
Bailiwick of Jersey	8.4%
Australia	7.4%
South Africa	5.6%
United Kingdom	0.7%
Peru	0.7%
Cayman Islands	0.4%
China	0.2%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of February 28, 2015
Canada	55.8%
United States of America*	19.1%
Australia	8.1%
Bailiwick of Jersey	7.9%
South Africa	6.9%
Peru	0.8%
Bermuda	0.7%
Cayman Islands	0.4%
United Kingdom	0.3%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Gold Portfolio

Consolidated Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.1%
	Shares	Value
Australia - 7.4%
Metals & Mining - 7.4%
Gold - 7.4%
Beadell Resources Ltd. (a)	7,587,418	$755,942
Evolution Mining Ltd.	352,543	255,905
Medusa Mining Ltd. (a)(b)	1,228,595	424,050
Newcrest Mining Ltd. (b)	5,941,753	47,409,487
Northern Star Resources Ltd.	4,351,118	6,254,876
Perseus Mining Ltd.:
(Australia) (b)	1,417,134	383,231
(Canada) (b)	1,300,000	375,494
Regis Resources Ltd. (a)(b)	2,832,191	2,932,594
Resolute Mng Ltd. (b)	2,390,161	450,754
Saracen Mineral Holdings Ltd. (b)	8,462,787	2,649,919
Silver Lake Resources Ltd.(a)(b)	4,145,985	427,821
		62,320,073
Bailiwick of Jersey - 8.4%
Metals & Mining - 8.4%
Gold - 8.4%
Lydian International Ltd. (b)	2,325,200	530,222
Polyus Gold International Ltd. (a)	222,400	648,418
Polyus Gold International Ltd. sponsored GDR	1,340,231	3,886,670
Randgold Resources Ltd. sponsored ADR (a)	1,093,995	65,956,959
		71,022,269
Bermuda - 0.0%
Metals & Mining - 0.0%
Steel - 0.0%
African Minerals Ltd. (a)(b)	1,718,700	26
Canada - 57.9%
Metals & Mining - 57.9%
Diversified Metals & Mining - 0.2%
Ivanhoe Mines Ltd. (b)	2,441,200	1,484,463
Ivanhoe Mines Ltd. Class A warrants 12/10/15 (b)(c)	837,300	3,182
True Gold Mining, Inc. (b)	171,000	23,396
		1,511,041
Gold - 55.9%
Agnico Eagle Mines Ltd. (Canada) (a)	1,933,401	47,350,395
Alacer Gold Corp. (b)	2,131,963	4,650,907
Alamos Gold, Inc.	1,745,766	7,192,195
Argonaut Gold, Inc. (b)	5,077,262	5,132,836
Asanko Gold, Inc. (b)	120,000	197,020
B2Gold Corp. (b)	26,622,293	31,163,219
Barrick Gold Corp.	3,877,569	26,968,498
Centerra Gold, Inc.	369,900	1,869,744
Continental Gold, Inc. (b)	5,415,600	11,567,221
Detour Gold Corp. (b)	1,619,000	16,354,903
Detour Gold Corp. (b)(c)	785,900	7,939,048
Eldorado Gold Corp.	8,672,235	25,905,962
Franco-Nevada Corp.	1,221,100	52,905,670
Goldcorp, Inc.	4,861,500	67,438,718
Guyana Goldfields, Inc. (b)	3,651,400	11,212,873
Guyana Goldfields, Inc. (b)(c)	155,000	475,981
IAMGOLD Corp. (b)	1,027,100	1,725,366
Kinross Gold Corp. (b)	2,363,891	4,222,517
Kirkland Lake Gold, Inc. (a)(b)	854,100	3,453,794
Klondex Mines Ltd. (b)	26,000	69,170
Lake Shore Gold Corp. (a)(b)	2,806,600	2,367,989
New Gold, Inc. (b)	8,408,275	19,365,364
Novagold Resources, Inc. (b)	1,697,100	6,346,710
OceanaGold Corp.	2,849,500	5,024,962
Osisko Gold Royalties Ltd.	473,793	5,499,254
Pilot Gold, Inc. (a)(b)	1,418,150	452,739
Premier Gold Mines Ltd. (b)(d)	10,516,022	19,104,053
Pretium Resources, Inc. (a)(b)	890,138	4,763,280
Pretium Resources, Inc. (b)(c)	225,000	1,204,013
Pretium Resources, Inc. (b)(e)	225,000	1,204,013
Primero Mining Corp. (a)(b)	1,735,500	5,026,038
Richmont Mines, Inc. (b)	89,400	224,927
Romarco Minerals, Inc. (b)	37,623,994	16,015,078
Romarco Minerals, Inc. (b)(c)	5,900,000	2,511,402
Rubicon Minerals Corp. (a)(b)	5,376,402	4,290,987
Seabridge Gold, Inc. (b)	659,166	4,218,662
SEMAFO, Inc. (b)	3,922,900	9,720,777
Teranga Gold Corp. (a)(b)	85,000	37,473
Teranga Gold Corp. CDI unit (b)	3,338,072	1,544,100
Timmins Gold Corp. (b)	17,600	4,749
Torex Gold Resources, Inc. (b)	22,555,000	21,258,893
Yamana Gold, Inc.	6,697,220	12,573,832
		470,555,332
Precious Metals & Minerals - 1.1%
Gold Standard Ventures Corp. (b)	2,155,400	745,445
Tahoe Resources, Inc. (a)	1,006,982	8,419,582
		9,165,027
Silver - 0.7%
MAG Silver Corp. (b)	292,700	2,153,645
Silver Wheaton Corp.	345,900	4,240,930
		6,394,575
TOTAL METALS & MINING		487,625,975
Cayman Islands - 0.4%
Metals & Mining - 0.4%
Gold - 0.4%
Endeavour Mining Corp. (b)	8,267,400	3,581,953
China - 0.2%
Metals & Mining - 0.2%
Gold - 0.2%
Zijin Mining Group Co. Ltd. (H Shares)	5,300,000	1,367,733
Peru - 0.7%
Metals & Mining - 0.7%
Gold - 0.7%
Compania de Minas Buenaventura SA sponsored ADR	854,828	5,402,513
South Africa - 5.6%
Metals & Mining - 5.6%
Gold - 5.6%
AngloGold Ashanti Ltd. sponsored ADR (b)	3,108,508	25,241,085
Gold Fields Ltd. sponsored ADR	4,698,926	15,177,531
Harmony Gold Mining Co. Ltd. (b)	1,484,000	1,286,113
Harmony Gold Mining Co. Ltd. sponsored ADR (a)(b)	1,812,900	1,672,763
Sibanye Gold Ltd. ADR (a)	846,906	4,031,273
		47,408,765
United Kingdom - 0.7%
Metals & Mining - 0.7%
Gold - 0.7%
Acacia Mining PLC	1,551,427	5,696,931
United States of America - 7.8%
Metals & Mining - 7.8%
Gold - 7.8%
McEwen Mining, Inc. (a)	579,110	528,438
Newmont Mining Corp.	2,212,100	37,760,547
Royal Gold, Inc.	564,613	27,169,178
		65,458,163
TOTAL COMMON STOCKS
(Cost $1,282,263,655)		749,884,401

Commodities - 10.5%
	Troy Ounces
Gold Bullion(b)	38,510	43,722,714
Silver Bullion(b)	3,082,000	45,146,677
TOTAL COMMODITIES
(Cost $109,204,403)		88,869,391

Money Market Funds - 5.1%
	Shares
Fidelity Cash Central Fund, 0.15% (f)	4,283,847	4,283,847
Fidelity Securities Lending Cash Central Fund, 0.19% (f)(g)	38,557,163	38,557,163
TOTAL MONEY MARKET FUNDS
(Cost $42,841,010)		42,841,010
TOTAL INVESTMENT PORTFOLIO - 104.7%
(Cost $1,434,309,068)		881,594,802
NET OTHER ASSETS (LIABILITIES) - (4.7)%		(39,872,327)
NET ASSETS - 100%		$841,722,475

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,133,626 or 1.4% of net assets.

 (d) Affiliated company

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,204,013 or 0.1% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Pretium Resources, Inc.	3/31/11	$2,172,293

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,107
Fidelity Securities Lending Cash Central Fund	122,985
Total	$126,092

Consolidated Subsidiary

	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Select Gold Cayman Ltd.	$116,684,748	$17,032,584	$33,092,250	$--	$88,827,307

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Premier Gold Mines Ltd.	$20,747,454	$210,553	$61,846	$--	$19,104,053
Total	$20,747,454	$210,553	$61,846	$--	$19,104,053

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$749,884,401	$701,188,775	$48,695,600	$26
Commodities	88,869,391	88,869,391	--	--
Money Market Funds	42,841,010	42,841,010	--	--
Total Investments in Securities:	$881,594,802	$832,899,176	$48,695,600	$26

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Consolidated Financial Statements:

Transfers	Total
Level 1 to Level 2	$69,980,874
Level 2 to Level 1	$0

See accompanying notes which are an integral part of the consolidated financial statements.

Gold Portfolio

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

		August 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $35,369,234) — See accompanying schedule: Unaffiliated issuers (cost $1,250,849,595)	$730,780,348
Fidelity Central Funds (cost $42,841,010)	42,841,010
Commodities (cost $109,204,403)	88,869,391
Other affiliated issuers (cost $31,414,060)	19,104,053
Total Investments (cost $1,434,309,068)		$881,594,802
Cash		16,980
Foreign currency held at value (cost $71)		71
Receivable for investments sold		2,196,707
Receivable for fund shares sold		1,267,170
Dividends receivable		248,677
Distributions receivable from Fidelity Central Funds		17,021
Prepaid expenses		5,930
Other receivables		29,569
Total assets		885,376,927
Liabilities
Payable for investments purchased	$2,787,191
Unrealized depreciation on foreign currency contracts	51
Payable for fund shares redeemed	1,525,927
Accrued management fee	383,048
Distribution and service plan fees payable	40,595
Other affiliated payables	248,976
Other payables and accrued expenses	111,501
Collateral on securities loaned, at value	38,557,163
Total liabilities		43,654,452
Net Assets		$841,722,475
Net Assets consist of:
Paid in capital		$2,580,184,708
Accumulated net investment loss		(526,638)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,185,219,612)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(552,715,983)
Net Assets		$841,722,475
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($35,788,107 ÷ 2,642,108 shares)		$13.55
Maximum offering price per share (100/94.25 of $13.55)		$14.38
Class T:
Net Asset Value and redemption price per share ($12,157,085 ÷ 912,992 shares)		$13.32
Maximum offering price per share (100/96.50 of $13.32)		$13.80
Class B:
Net Asset Value and offering price per share ($1,397,454 ÷ 108,622 shares)(a)		$12.87
Class C:
Net Asset Value and offering price per share ($33,200,590 ÷ 2,590,933 shares)(a)		$12.81
Gold:
Net Asset Value, offering price and redemption price per share ($740,158,656 ÷ 53,436,990 shares)		$13.85
Class I:
Net Asset Value, offering price and redemption price per share ($19,020,583 ÷ 1,372,804 shares)		$13.86

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Statement of Operations

		Six months ended August 31, 2015 (Unaudited)
Investment Income
Dividends		$4,629,139
Income from Fidelity Central Funds		126,092
Income before foreign taxes withheld		4,755,231
Less foreign taxes withheld		(472,174)
Total income		4,283,057
Expenses
Management fee	$2,835,308
Transfer agent fees	1,378,144
Distribution and service plan fees	275,705
Accounting and security lending fees	230,445
Custodian fees and expenses	174,762
Independent trustees' compensation	8,491
Registration fees	72,307
Audit	20,002
Legal	6,505
Miscellaneous	8,923
Total expenses before reductions	5,010,592
Expense reductions	(220,178)	4,790,414
Net investment income (loss)		(507,357)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(85,858,960)
Other affiliated issuers	(128,350)
Commodities	(4,624,665)
Foreign currency transactions	1,687,366
Total net realized gain (loss)		(88,924,609)
Change in net unrealized appreciation (depreciation) on: Investments	(184,851,914)
Assets and liabilities in foreign currencies	(2,734)
Commodities	(6,919,421)
Total change in net unrealized appreciation (depreciation)		(191,774,069)
Net gain (loss)		(280,698,678)
Net increase (decrease) in net assets resulting from operations		$(281,206,035)

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(507,357)	$(3,405,899)
Net realized gain (loss)	(88,924,609)	(231,533,739)
Change in net unrealized appreciation (depreciation)	(191,774,069)	(19,537,556)
Net increase (decrease) in net assets resulting from operations	(281,206,035)	(254,477,194)
Share transactions - net increase (decrease)	1,271,509	(124,744,949)
Redemption fees	58,489	222,335
Total increase (decrease) in net assets	(279,876,037)	(378,999,808)
Net Assets
Beginning of period	1,121,598,512	1,500,598,320
End of period (including accumulated net investment loss of $526,638 and accumulated net investment loss of $19,281, respectively)	$841,722,475	$1,121,598,512

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Gold Portfolio Class A

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.11	$22.01	$30.25	$45.37	$50.92	$40.50
Income from Investment Operations
Net investment income (loss)B	(.03)	(.10)	–C	.07	(.13)	(.30)
Net realized and unrealized gain (loss)	(4.53)	(3.80)	(8.25)	(15.19)	(2.83)	15.28
Total from investment operations	(4.56)	(3.90)	(8.25)	(15.12)	(2.96)	14.98
Distributions from net realized gain	–	–	–	–	(2.59)	(4.57)
Redemption fees added to paid in capitalB	–C	–C	.01	–C	–C	.01
Net asset value, end of period	$13.55	$18.11	$22.01	$30.25	$45.37	$50.92
Total ReturnD,E,F	(25.18)%	(17.72)%	(27.24)%	(33.33)%	(6.24)%	36.99%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.25%I	1.23%	1.21%	1.18%	1.14%	1.16%
Expenses net of fee waivers, if any	1.21%I	1.19%	1.19%	1.17%	1.14%	1.15%
Expenses net of all reductions	1.21%I	1.19%	1.18%	1.17%	1.14%	1.14%
Net investment income (loss)	(.32)%I	(.51)%	- %J	.18%	(.28)%	(.63)%
Supplemental Data
Net assets, end of period (000 omitted)	$35,788	$46,898	$60,270	$101,202	$152,969	$149,178
Portfolio turnover rateK	22%I	20%	56%	18%	22%	35%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Gold Portfolio Class T

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$17.83	$21.73	$29.95	$45.04	$50.68	$40.34
Income from Investment Operations
Net investment income (loss)B	(.05)	(.15)	(.06)	(.03)	(.27)	(.43)
Net realized and unrealized gain (loss)	(4.46)	(3.75)	(8.17)	(15.06)	(2.80)	15.21
Total from investment operations	(4.51)	(3.90)	(8.23)	(15.09)	(3.07)	14.78
Distributions from net realized gain	–	–	–	–	(2.57)	(4.45)
Redemption fees added to paid in capitalB	–C	–C	.01	–C	–C	.01
Net asset value, end of period	$13.32	$17.83	$21.73	$29.95	$45.04	$50.68
Total ReturnD,E,F	(25.29)%	(17.95)%	(27.45)%	(33.50)%	(6.49)%	36.62%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.53%I	1.50%	1.49%	1.45%	1.43%	1.44%
Expenses net of fee waivers, if any	1.49%I	1.46%	1.47%	1.44%	1.42%	1.42%
Expenses net of all reductions	1.49%I	1.46%	1.46%	1.44%	1.42%	1.42%
Net investment income (loss)	(.60)%I	(.79)%	(.28)%	(.09)%	(.57)%	(.90)%
Supplemental Data
Net assets, end of period (000 omitted)	$12,157	$16,200	$18,402	$24,913	$40,664	$45,846
Portfolio turnover rateJ	22%I	20%	56%	18%	22%	35%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Gold Portfolio Class B

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$17.27	$21.14	$29.27	$44.24	$50.02	$39.87
Income from Investment Operations
Net investment income (loss)B	(.08)	(.24)	(.16)	(.21)	(.49)	(.66)
Net realized and unrealized gain (loss)	(4.32)	(3.63)	(7.98)	(14.76)	(2.76)	15.02
Total from investment operations	(4.40)	(3.87)	(8.14)	(14.97)	(3.25)	14.36
Distributions from net realized gain	–	–	–	–	(2.53)	(4.21)
Redemption fees added to paid in capitalB	–C	–C	.01	–C	–C	–C
Net asset value, end of period	$12.87	$17.27	$21.14	$29.27	$44.24	$50.02
Total ReturnD,E,F	(25.48)%	(18.31)%	(27.78)%	(33.84)%	(6.95)%	35.97%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.00%I	1.97%	1.95%	1.93%	1.90%	1.93%
Expenses net of fee waivers, if any	1.96%I	1.93%	1.93%	1.92%	1.90%	1.92%
Expenses net of all reductions	1.96%I	1.93%	1.93%	1.91%	1.90%	1.91%
Net investment income (loss)	(1.07)%I	(1.26)%	(.75)%	(.57)%	(1.04)%	(1.39)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,397	$2,461	$4,373	$9,423	$20,894	$26,837
Portfolio turnover rateJ	22%I	20%	56%	18%	22%	35%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Gold Portfolio Class C

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$17.20	$21.06	$29.15	$44.05	$49.81	$39.75
Income from Investment Operations
Net investment income (loss)B	(.08)	(.23)	(.16)	(.20)	(.47)	(.64)
Net realized and unrealized gain (loss)	(4.31)	(3.63)	(7.94)	(14.70)	(2.76)	14.98
Total from investment operations	(4.39)	(3.86)	(8.10)	(14.90)	(3.23)	14.34
Distributions from net realized gain	–	–	–	–	(2.53)	(4.28)
Redemption fees added to paid in capitalB	–C	–C	.01	–C	–C	–C
Net asset value, end of period	$12.81	$17.20	$21.06	$29.15	$44.05	$49.81
Total ReturnD,E,F	(25.52)%	(18.33)%	(27.75)%	(33.83)%	(6.93)%	36.01%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.98%I	1.96%	1.96%	1.93%	1.87%	1.89%
Expenses net of fee waivers, if any	1.94%I	1.92%	1.94%	1.92%	1.87%	1.88%
Expenses net of all reductions	1.94%I	1.92%	1.93%	1.91%	1.87%	1.87%
Net investment income (loss)	(1.06)%I	(1.25)%	(.76)%	(.57)%	(1.01)%	(1.35)%
Supplemental Data
Net assets, end of period (000 omitted)	$33,201	$39,429	$33,811	$37,787	$67,996	$72,431
Portfolio turnover rateJ	22%I	20%	56%	18%	22%	35%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Gold Portfolio

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.50	$22.41	$30.72	$45.96	$51.44	$40.85
Income from Investment Operations
Net investment income (loss)B	–C	(.04)	.06	.16	(.02)	(.18)
Net realized and unrealized gain (loss)	(4.65)	(3.87)	(8.38)	(15.40)	(2.85)	15.43
Total from investment operations	(4.65)	(3.91)	(8.32)	(15.24)	(2.87)	15.25
Distributions from net realized gain	–	–	–	–	(2.61)	(4.67)
Redemption fees added to paid in capitalB	–C	–C	.01	–C	–C	.01
Net asset value, end of period	$13.85	$18.50	$22.41	$30.72	$45.96	$51.44
Total ReturnD,E	(25.14)%	(17.45)%	(27.05)%	(33.16)%	(6.00)%	37.35%
Ratios to Average Net AssetsF,G
Expenses before reductions	.98%H	.94%	.94%	.93%	.89%	.91%
Expenses net of fee waivers, if any	.93%H	.90%	.92%	.92%	.89%	.90%
Expenses net of all reductions	.93%H	.90%	.91%	.92%	.89%	.89%
Net investment income (loss)	(.05)%H	(.22)%	.27%	.43%	(.03)%	(.37)%
Supplemental Data
Net assets, end of period (000 omitted)	$740,159	$992,944	$1,275,913	$2,301,019	$3,924,440	$4,250,249
Portfolio turnover rateI	22%H	20%	56%	18%	22%	35%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Gold Portfolio Class I

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.50	$22.41	$30.69	$45.87	$51.32	$40.77
Income from Investment Operations
Net investment income (loss)B	–C	(.04)	.07	.20	.02	(.15)
Net realized and unrealized gain (loss)	(4.64)	(3.87)	(8.36)	(15.38)	(2.85)	15.41
Total from investment operations	(4.64)	(3.91)	(8.29)	(15.18)	(2.83)	15.26
Distributions from net realized gain	–	–	–	–	(2.62)	(4.72)
Redemption fees added to paid in capitalB	–C	–C	.01	–C	–C	.01
Net asset value, end of period	$13.86	$18.50	$22.41	$30.69	$45.87	$51.32
Total ReturnD,E	(25.08)%	(17.45)%	(26.98)%	(33.09)%	(5.94)%	37.45%
Ratios to Average Net AssetsF,G
Expenses before reductions	.94%H	.90%	.87%	.84%	.82%	.85%
Expenses net of fee waivers, if any	.89%H	.86%	.85%	.83%	.81%	.84%
Expenses net of all reductions	.89%H	.86%	.84%	.82%	.81%	.83%
Net investment income (loss)	(.01)%H	(.18)%	.34%	.52%	.04%	(.31)%
Supplemental Data
Net assets, end of period (000 omitted)	$19,021	$23,667	$107,830	$128,262	$168,548	$137,246
Portfolio turnover rateI	22%H	20%	56%	18%	22%	35%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Notes to Consolidated Financial Statements (Unaudited)

For the period ended August 31, 2015

1. Organization.

Gold Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Gold and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Consolidated Subsidiary.

The Fund invests in certain commodity-related investments through Fidelity Select Gold Cayman, Ltd, a wholly owned subsidiary (the "Subsidiary"). As of August 31, 2015, the Fund held an investment of $88,827,307 in the Subsidiary, representing 10.6% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

4. Significant Accounting Policies.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), controlled foreign corporation, deferred trustees compensation, net operating losses, losses deferred due to wash sales and capital loss carryforwards.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end on an unconsolidated basis were as follows:

Gross unrealized appreciation	$81,771,580
Gross unrealized depreciation	(746,584,444)
Net unrealized appreciation (depreciation) on securities	$(664,812,864)
Tax cost	$1,546,365,582

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(134,736,786)
Long-term	(859,477,478)
Total capital loss carryforward	$(994,214,264)

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Consolidated Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $120,418,024 and $108,936,305, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease.

FMR, either through itself or through an affiliate provides investment management related services to the Subsidiary for which the Subsidiary pays a monthly management fee at the annual rate of .30% of its net assets. Under the management contract with the subsidiary, FMR pays all other expenses of the Subsidiary, except custodian fees.

For the reporting period, the total consolidated annualized management fee rate which includes the management fee of the Fund and the Subsidiary was .59% of the Fund's average net assets.

During the period, the investment adviser waived a portion of the Fund's management fee representing the amount of the management fee paid by the Subsidiary to FMR as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$50,570	$95
Class T	.25%	.25%	35,568	–
Class B	.75%	.25%	9,399	7,049
Class C	.75%	.25%	180,168	49,070
			$275,705	$56,214

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$12,199
Class T	4,395
Class B*	977
Class C*	1,705
$19,276

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$61,519.30
Class T	23,694.33
Class B	2,834.30
Class C	51,971.29
Gold	1,208,630.28
Class I	29,496.25
	$1,378,144

*Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were $3,255 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $728 and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $122,985.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to the management fee paid by the Subsidiary to FMR. During the period, this waiver reduced the Fund's management fee by $179,299.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $11,629 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4,008 and a portion of class-level operating expenses as follows:

Amount
Class A	$100
Class T	28
Class B	4
Class C	395
Gold	23,242
Class I	1,473
$25,242

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2015	Year ended February 28, 2015	Six months ended August 31, 2015	Year ended February 28, 2015
Class A
Shares sold	518,834	1,014,651	$8,025,425	$20,366,842
Shares redeemed	(465,693)	(1,163,476)	(7,275,162)	(22,763,258)
Net increase (decrease)	53,141	(148,825)	$750,263	$(2,396,416)
Class T
Shares sold	136,765	317,888	$2,107,964	$6,202,712
Shares redeemed	(132,218)	(256,267)	(2,013,307)	(4,926,125)
Net increase (decrease)	4,547	61,621	$94,657	$1,276,587
Class B
Shares sold	4,058	6,743	$57,181	$129,320
Shares redeemed	(37,931)	(71,044)	(574,395)	(1,326,720)
Net increase (decrease)	(33,873)	(64,301)	$(517,214)	$(1,197,400)
Class C
Shares sold	508,709	1,131,151	$7,441,929	$21,162,781
Shares redeemed	(210,167)	(444,470)	(3,005,672)	(8,210,673)
Net increase (decrease)	298,542	686,681	$4,436,257	$12,952,108
Gold
Shares sold	8,910,056	22,066,731	$139,098,070	$446,680,830
Shares redeemed	(9,151,440)	(25,311,740)	(145,489,035)	(508,417,315)
Net increase (decrease)	(241,384)	(3,245,009)	$(6,390,965)	$(61,736,485)
Class I
Shares sold	846,060	1,547,691	$14,167,660	$33,198,070
Shares redeemed	(752,517)	(5,080,368)	(11,269,149)	(106,841,413)
Net increase (decrease)	93,543	(3,532,677)	$2,898,511	$(73,643,343)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Materials Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Monsanto Co.	9.6	8.5
E.I. du Pont de Nemours & Co.	9.4	11.4
WestRock Co.	9.2	5.5
Eastman Chemical Co.	8.0	5.3
LyondellBasell Industries NV Class A	7.2	4.7
Ecolab, Inc.	6.4	5.3
PPG Industries, Inc.	4.9	0.0
Eagle Materials, Inc.	4.6	3.1
Graphic Packaging Holding Co.	3.8	2.5
CF Industries Holdings, Inc.	3.4	3.4
	66.5

Top Industries (% of fund's net assets)

As of August 31, 2015
Chemicals	63.5%
Containers & Packaging	21.6%
Metals & Mining	5.2%
Construction Materials	4.6%
Paper & Forest Products	1.5%
All Others*	3.6%

As of February 28, 2015
Chemicals	70.0%
Containers & Packaging	16.6%
Metals & Mining	6.7%
Construction Materials	3.1%
Paper & Forest Products	1.7%
All Others*	1.9%

* Includes short-term investments and net other assets (liabilities).

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Materials Portfolio

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Chemicals - 63.5%
Commodity Chemicals - 8.2%
LyondellBasell Industries NV Class A	1,421,396	$121,358,790
Orion Engineered Carbons SA	987,291	16,191,572
		137,550,362
Diversified Chemicals - 17.4%
E.I. du Pont de Nemours & Co.	3,037,700	156,441,550
Eastman Chemical Co.	1,857,730	134,611,116
		291,052,666
Fertilizers & Agricultural Chemicals - 14.5%
Agrium, Inc.	235,300	24,433,211
CF Industries Holdings, Inc.	1,004,710	57,650,260
Monsanto Co.	1,644,830	160,617,649
		242,701,120
Specialty Chemicals - 23.4%
Albemarle Corp. U.S.	634,700	28,694,787
Ashland, Inc.	473,600	49,713,792
Ecolab, Inc.	988,320	107,865,245
Frutarom Industries Ltd.	192,796	7,320,092
NewMarket Corp.	73,229	28,064,282
PPG Industries, Inc.	864,500	82,378,205
Valspar Corp.	447,600	32,809,080
W.R. Grace & Co. (a)	554,340	54,846,400
		391,691,883

TOTAL CHEMICALS		1,062,996,031

Construction Materials - 4.6%
Construction Materials - 4.6%
Eagle Materials, Inc.	945,655	77,382,949
Containers & Packaging - 21.6%
Metal & Glass Containers - 4.2%
Ball Corp.	747,683	49,279,787
Owens-Illinois, Inc. (a)	995,900	20,764,515
		70,044,302
Paper Packaging - 17.4%
Graphic Packaging Holding Co.	4,485,495	63,245,480
Packaging Corp. of America	477,700	32,058,447
Sealed Air Corp.	819,000	42,137,550
WestRock Co.	2,585,119	153,426,813
		290,868,290

TOTAL CONTAINERS & PACKAGING		360,912,592

Energy Equipment & Services - 0.3%
Oil & Gas Equipment & Services - 0.3%
Aspen Aerogels, Inc. (a)	730,304	5,455,371
Metals & Mining - 5.2%
Steel - 5.2%
Nucor Corp.	763,000	33,030,270
Steel Dynamics, Inc.	2,789,000	54,329,720
		87,359,990
Paper & Forest Products - 1.5%
Paper Products - 1.5%
Domtar Corp.	614,400	24,705,024
Trading Companies & Distributors - 1.0%
Trading Companies & Distributors - 1.0%
Wolseley PLC	265,676	17,151,090
TOTAL COMMON STOCKS
(Cost $1,466,459,195)		1,635,963,047

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 0.15% (b)	29,154,794	29,154,794
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	12,705	12,705
TOTAL MONEY MARKET FUNDS
(Cost $29,167,499)		29,167,499
TOTAL INVESTMENT PORTFOLIO - 99.4%
(Cost $1,495,626,694)		1,665,130,546
NET OTHER ASSETS (LIABILITIES) - 0.6%		9,372,241
NET ASSETS - 100%		$1,674,502,787

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,804
Fidelity Securities Lending Cash Central Fund	47,166
Total	$63,970

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aspen Aerogels, Inc.	$10,127,522	$--	$3,743,092	$--	$--
Total	$10,127,522	$--	$3,743,092	$--	$--

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.9%
Netherlands	7.2%
Canada	1.5%
Bailiwick of Jersey	1.0%
Luxembourg	1.0%
Others (Individually Less Than 1%)	0.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Materials Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $12,140) — See accompanying schedule: Unaffiliated issuers (cost $1,466,459,195)	$1,635,963,047
Fidelity Central Funds (cost $29,167,499)	29,167,499
Total Investments (cost $1,495,626,694)		$1,665,130,546
Receivable for investments sold		13,287,975
Receivable for fund shares sold		2,167,025
Dividends receivable		3,035,995
Distributions receivable from Fidelity Central Funds		6,502
Prepaid expenses		13,140
Other receivables		55,775
Total assets		1,683,696,958
Liabilities
Payable for investments purchased	$2,755,247
Payable for fund shares redeemed	5,040,926
Accrued management fee	797,510
Distribution and service plan fees payable	153,565
Other affiliated payables	361,122
Other payables and accrued expenses	73,096
Collateral on securities loaned, at value	12,705
Total liabilities		9,194,171
Net Assets		$1,674,502,787
Net Assets consist of:
Paid in capital		$1,472,594,709
Undistributed net investment income		10,812,476
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		21,597,795
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		169,497,807
Net Assets		$1,674,502,787
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($266,036,916 ÷ 3,727,290 shares)		$71.38
Maximum offering price per share (100/94.25 of $71.38)		$75.73
Class T:
Net Asset Value and redemption price per share ($36,405,782 ÷ 513,954 shares)		$70.83
Maximum offering price per share (100/96.50 of $70.83)		$73.40
Class B:
Net Asset Value and offering price per share ($4,335,467 ÷ 62,647 shares)(a)		$69.20
Class C:
Net Asset Value and offering price per share ($87,674,791 ÷ 1,269,500 shares)(a)		$69.06
Materials:
Net Asset Value, offering price and redemption price per share ($870,836,054 ÷ 12,133,503 shares)		$71.77
Class I:
Net Asset Value, offering price and redemption price per share ($409,213,777 ÷ 5,713,013 shares)		$71.63

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2015 (Unaudited)
Investment Income
Dividends		$19,405,914
Interest		16
Income from Fidelity Central Funds		63,970
Total income		19,469,900
Expenses
Management fee	$5,244,790
Transfer agent fees	1,987,249
Distribution and service plan fees	1,010,334
Accounting and security lending fees	293,390
Custodian fees and expenses	14,041
Independent trustees' compensation	16,663
Registration fees	93,949
Audit	26,997
Legal	12,507
Miscellaneous	14,580
Total expenses before reductions	8,714,500
Expense reductions	(90,142)	8,624,358
Net investment income (loss)		10,845,542
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	38,934,697
Other affiliated issuers	(16,224)
Foreign currency transactions	(97,265)
Total net realized gain (loss)		38,821,208
Change in net unrealized appreciation (depreciation) on: Investment securities	(267,797,224)
Assets and liabilities in foreign currencies	(6,045)
Total change in net unrealized appreciation (depreciation)		(267,803,269)
Net gain (loss)		(228,982,061)
Net increase (decrease) in net assets resulting from operations		$(218,136,519)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,845,542	$16,415,183
Net realized gain (loss)	38,821,208	140,995,843
Change in net unrealized appreciation (depreciation)	(267,803,269)	(115,351,730)
Net increase (decrease) in net assets resulting from operations	(218,136,519)	42,059,296
Distributions to shareholders from net investment income	–	(14,132,791)
Distributions to shareholders from net realized gain	(906,398)	(176,045,519)
Total distributions	(906,398)	(190,178,310)
Share transactions - net increase (decrease)	(161,718,782)	139,840,860
Redemption fees	28,645	59,111
Total increase (decrease) in net assets	(380,733,054)	(8,219,043)
Net Assets
Beginning of period	2,055,235,841	2,063,454,884
End of period (including undistributed net investment income of $10,812,476 and distributions in excess of net investment income of $33,066, respectively)	$1,674,502,787	$2,055,235,841

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Materials Portfolio Class A

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$80.43	$86.46	$73.44	$69.23	$69.96	$52.54
Income from Investment Operations
Net investment income (loss)B	.38	.51	.36	.70	.40	1.08C
Net realized and unrealized gain (loss)	(9.39)	1.05	14.56	5.69	(.35)	17.40
Total from investment operations	(9.01)	1.56	14.92	6.39	.05	18.48
Distributions from net investment income	–	(.43)	(.30)	(.63)	(.40)	(1.06)
Distributions from net realized gain	(.04)	(7.17)	(1.60)	(1.55)	(.38)	(.01)
Total distributions	(.04)	(7.59)D	(1.90)	(2.18)	(.78)	(1.07)
Redemption fees added to paid in capitalB	–E	–E	–E	–E	–E	.01
Net asset value, end of period	$71.38	$80.43	$86.46	$73.44	$69.23	$69.96
Total ReturnF,G,H	(11.21)%	2.20%	20.46%	9.40%	.21%	35.33%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.06%K	1.06%	1.10%	1.13%	1.13%	1.16%
Expenses net of fee waivers, if any	1.06%K	1.06%	1.10%	1.13%	1.13%	1.16%
Expenses net of all reductions	1.05%K	1.06%	1.09%	1.12%	1.13%	1.15%
Net investment income (loss)	.98%K	.61%	.45%	1.02%	.61%	1.81%C
Supplemental Data
Net assets, end of period (000 omitted)	$266,037	$319,740	$336,777	$219,627	$157,781	$124,160
Portfolio turnover rateL	70%K	76%M	53%	61%	94%	87%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .41%.

 D Total distributions of $7.59 per share is comprised of distributions from net investment income of $.425 and distributions from net realized gain of $7.167 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Materials Portfolio Class T

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$79.95	$85.99	$73.05	$68.91	$69.68	$52.35
Income from Investment Operations
Net investment income (loss)B	.26	.25	.12	.50	.21	.90C
Net realized and unrealized gain (loss)	(9.34)	1.06	14.48	5.66	(.35)	17.34
Total from investment operations	(9.08)	1.31	14.60	6.16	(.14)	18.24
Distributions from net investment income	–	(.18)	(.06)	(.46)	(.25)	(.92)
Distributions from net realized gain	(.04)	(7.17)	(1.60)	(1.55)	(.38)	–
Total distributions	(.04)	(7.35)	(1.66)	(2.02)D	(.63)	(.92)
Redemption fees added to paid in capitalB	–E	–E	–E	–E	–E	.01
Net asset value, end of period	$70.83	$79.95	$85.99	$73.05	$68.91	$69.68
Total ReturnF,G,H	(11.37)%	1.90%	20.10%	9.10%	(.09)%	34.98%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.37%K	1.37%	1.40%	1.42%	1.42%	1.44%
Expenses net of fee waivers, if any	1.37%K	1.37%	1.40%	1.42%	1.42%	1.44%
Expenses net of all reductions	1.36%K	1.37%	1.39%	1.41%	1.41%	1.43%
Net investment income (loss)	.67%K	.31%	.15%	.73%	.33%	1.54%C
Supplemental Data
Net assets, end of period (000 omitted)	$36,406	$45,252	$45,223	$37,860	$28,290	$25,570
Portfolio turnover rateL	70%K	76%M	53%	61%	94%	87%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .14%.

 D Total distributions of $2.02 per share is comprised of distributions from net investment income of $.463 and distributions from net realized gain of $1.552 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Materials Portfolio Class B

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$78.31	$84.63	$72.21	$68.13	$68.95	$51.86
Income from Investment Operations
Net investment income (loss)B	.06	(.18)	(.28)	.16	(.11)	.60C
Net realized and unrealized gain (loss)	(9.13)	1.03	14.28	5.57	(.33)	17.13
Total from investment operations	(9.07)	.85	14.00	5.73	(.44)	17.73
Distributions from net investment income	–	–	–	(.10)	–	(.65)
Distributions from net realized gain	(.04)	(7.17)	(1.58)	(1.55)	(.38)	–
Total distributions	(.04)	(7.17)	(1.58)	(1.65)	(.38)	(.65)
Redemption fees added to paid in capitalB	–D	–D	–D	–D	–D	.01
Net asset value, end of period	$69.20	$78.31	$84.63	$72.21	$68.13	$68.95
Total ReturnE,F,G	(11.59)%	1.35%	19.50%	8.55%	(.57)%	34.29%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.88%J	1.89%	1.90%	1.92%	1.91%	1.93%
Expenses net of fee waivers, if any	1.88%J	1.89%	1.90%	1.92%	1.91%	1.93%
Expenses net of all reductions	1.88%J	1.89%	1.90%	1.91%	1.91%	1.92%
Net investment income (loss)	.16%J	(.22)%	(.36)%	.24%	(.17)%	1.04%C
Supplemental Data
Net assets, end of period (000 omitted)	$4,335	$6,487	$8,671	$10,218	$11,040	$13,507
Portfolio turnover rateK	70%J	76%L	53%	61%	94%	87%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Materials Portfolio Class C

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$78.12	$84.38	$71.96	$67.98	$68.78	$51.79
Income from Investment Operations
Net investment income (loss)B	.09	(.12)	(.23)	.18	(.10)	.61C
Net realized and unrealized gain (loss)	(9.11)	1.03	14.23	5.55	(.32)	17.09
Total from investment operations	(9.02)	.91	14.00	5.73	(.42)	17.70
Distributions from net investment income	–	–	–	(.20)	–	(.72)
Distributions from net realized gain	(.04)	(7.17)	(1.58)	(1.55)	(.38)	–
Total distributions	(.04)	(7.17)	(1.58)	(1.75)	(.38)	(.72)
Redemption fees added to paid in capitalB	–D	–D	–D	–D	–D	.01
Net asset value, end of period	$69.06	$78.12	$84.38	$71.96	$67.98	$68.78
Total ReturnE,F,G	(11.56)%	1.43%	19.56%	8.58%	(.55)%	34.29%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.82%J	1.82%	1.85%	1.89%	1.89%	1.93%
Expenses net of fee waivers, if any	1.81%J	1.82%	1.85%	1.89%	1.89%	1.93%
Expenses net of all reductions	1.81%J	1.82%	1.84%	1.88%	1.89%	1.92%
Net investment income (loss)	.23%J	(.14)%	(.30)%	.26%	(.15)%	1.04%C
Supplemental Data
Net assets, end of period (000 omitted)	$87,675	$107,697	$106,879	$75,007	$58,296	$46,525
Portfolio turnover rateK	70%J	76%L	53%	61%	94%	87%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Materials Portfolio

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$80.77	$86.81	$73.68	$69.41	$70.11	$52.61
Income from Investment Operations
Net investment income (loss)B	.48	.73	.58	.90	.60	1.25C
Net realized and unrealized gain (loss)	(9.44)	1.05	14.63	5.71	(.37)	17.43
Total from investment operations	(8.96)	1.78	15.21	6.61	.23	18.68
Distributions from net investment income	–	(.65)	(.48)	(.79)	(.55)	(1.16)
Distributions from net realized gain	(.04)	(7.17)	(1.60)	(1.55)	(.38)	(.03)
Total distributions	(.04)	(7.82)	(2.08)	(2.34)	(.93)	(1.19)
Redemption fees added to paid in capitalB	–D	–D	–D	–D	–D	.01
Net asset value, end of period	$71.77	$80.77	$86.81	$73.68	$69.41	$70.11
Total ReturnE,F	(11.10)%	2.46%	20.80%	9.71%	.49%	35.70%
Ratios to Average Net AssetsG,H
Expenses before reductions	.81%I	.80%	.82%	.85%	.85%	.88%
Expenses net of fee waivers, if any	.80%I	.80%	.82%	.85%	.85%	.88%
Expenses net of all reductions	.80%I	.80%	.82%	.84%	.84%	.87%
Net investment income (loss)	1.24%I	.87%	.73%	1.30%	.90%	2.10%C
Supplemental Data
Net assets, end of period (000 omitted)	$870,836	$1,107,689	$1,231,942	$1,146,782	$1,089,619	$1,195,371
Portfolio turnover rateJ	70%I	76%K	53%	61%	94%	87%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .70%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Materials Portfolio Class I

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$80.60	$86.66	$73.57	$69.35	$70.05	$52.58
Income from Investment Operations
Net investment income (loss)B	.49	.74	.59	.90	.60	1.28C
Net realized and unrealized gain (loss)	(9.42)	1.05	14.60	5.70	(.36)	17.40
Total from investment operations	(8.93)	1.79	15.19	6.60	.24	18.68
Distributions from net investment income	–	(.68)	(.50)	(.83)	(.56)	(1.19)
Distributions from net realized gain	(.04)	(7.17)	(1.60)	(1.55)	(.38)	(.03)
Total distributions	(.04)	(7.85)	(2.10)	(2.38)	(.94)	(1.22)
Redemption fees added to paid in capitalB	–D	–D	–D	–D	–D	.01
Net asset value, end of period	$71.63	$80.60	$86.66	$73.57	$69.35	$70.05
Total ReturnE,F	(11.09)%	2.49%	20.81%	9.71%	.50%	35.73%
Ratios to Average Net AssetsG,H
Expenses before reductions	.78%I	.78%	.81%	.85%	.84%	.86%
Expenses net of fee waivers, if any	.78%I	.78%	.81%	.85%	.84%	.86%
Expenses net of all reductions	.78%I	.78%	.81%	.84%	.83%	.85%
Net investment income (loss)	1.26%I	.89%	.74%	1.30%	.91%	2.11%C
Supplemental Data
Net assets, end of period (000 omitted)	$409,214	$468,371	$333,963	$246,696	$89,299	$85,130
Portfolio turnover rateJ	70%I	76%K	53%	61%	94%	87%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .72%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2015

1. Organization.

Materials Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Materials and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, in-kind transactions, passive foreign investment companies (PFIC), original issue discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$275,231,923
Gross unrealized depreciation	(110,844,501)
Net unrealized appreciation (depreciation) on securities	$164,387,422
Tax cost	$1,500,743,124

The Fund elected to defer to its next fiscal year approximately $5,660,716 of capital losses recognized during the period November 1, 2014 to February 28, 2015.

Capital loss carryforwards are only available to offset future gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act or 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration:
2017	$(810,939)
2018	(1,022,988)
2019	(80,787)
Total with expiration	$(1,914,714)

The Fund acquired $1,914,714 of its capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $611,309 per year.

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $655,679,558 and $827,401,816, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$375,494	$–
Class T	.25%	.25%	103,416	–
Class B	.75%	.25%	27,071	20,303
Class C	.75%	.25%	504,353	82,905
			$1,010,334	$103,208

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$36,807
Class T	2,919
Class B*	1,723
Class C*	7,735
$49,184

*When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$322,696.21
Class T	56,715.27
Class B	7,671.28
Class C	110,277.22
Materials	1,067,247.21
Class I	422,643.19
	$1,987,249

*Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10,550 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,527 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $47,166.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $36,952 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $7,779 and a portion of class-level operating expenses as follows:

Amount
Class A	$6,876
Class T	846
Class B	22
Class C	2,309
Materials	27,233
Class I	8,125
$ 45,411

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2015	Year ended February 28, 2015
From net investment income
Class A	$–	$1,638,100
Class T	–	99,020
Materials	–	8,803,568
Class I	–	3,592,103
Total	$–	$14,132,791
From net realized gain
Class A	$142,163	$27,780,861
Class T	19,809	3,863,168
Class B	2,750	628,830
Class C	49,466	9,676,799
Materials	481,379	98,020,822
Class I	210,831	36,075,039
Total	$906,398	$176,045,519

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2015	Year ended February 28, 2015	Six months ended August 31, 2015	Year ended February 28, 2015
Class A
Shares sold	440,698	1,287,549	$34,144,694	$107,992,682
Reinvestment of distributions	1,705	350,058	134,157	27,494,344
Shares redeemed	(690,349)	(1,557,532)	(53,337,676)	(130,043,911)
Net increase (decrease)	(247,946)	80,075	$(19,058,825)	$5,443,115
Class T
Shares sold	37,053	122,029	$2,833,717	$10,167,521
Reinvestment of distributions	244	48,608	19,104	3,794,851
Shares redeemed	(89,364)	(130,511)	(6,884,642)	(10,688,592)
Net increase (decrease)	(52,067)	40,126	$(4,031,821)	$3,273,780
Class B
Shares sold	1,414	2,935	$108,496	$242,184
Reinvestment of distributions	34	7,683	2,627	590,123
Shares redeemed	(21,639)	(30,247)	(1,632,076)	(2,465,575)
Net increase (decrease)	(20,191)	(19,629)	$(1,520,953)	$(1,633,268)
Class C
Shares sold	85,043	367,698	$6,423,692	$30,096,831
Reinvestment of distributions	579	110,883	44,233	8,472,087
Shares redeemed	(194,719)	(366,676)	(14,553,390)	(29,116,038)
Net increase (decrease)	(109,097)	111,905	$(8,085,465)	$9,452,880
Materials
Shares sold	625,816	2,411,814	$48,746,846	$202,615,605
Reinvestment of distributions	5,717	1,274,428	451,965	100,536,677
Shares redeemed	(2,211,617)	(4,164,314)	(171,119,417)	(345,204,286)
Net increase (decrease)	(1,580,084)	(478,072)	$(121,920,606)	$(42,052,004)
Class I
Shares sold	840,288	4,739,071A	$65,266,509	$400,864,210A
Reinvestment of distributions	2,499	464,747	197,171	36,366,289
Shares redeemed	(940,497)	(3,246,644)B	(72,564,792)	(271,874,142)B
Net increase (decrease)	(97,710)	1,957,174	$(7,101,112)	$165,356,357

 A Amount includes in-kind exchanges.

 B Amount includes in-kind redemptions.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During Period-B March 1, 2015 to August 31, 2015
Chemicals Portfolio	.79%
Actual		$1,000.00	$851.30	$3.68
Hypothetical-C		$1,000.00	$1,021.17	$4.01
Gold Portfolio
Class A	1.21%
Actual		$1,000.00	$748.20	$5.32
Hypothetical-C		$1,000.00	$1,019.05	$6.14
Class T	1.49%
Actual		$1,000.00	$747.10	$6.54
Hypothetical-C		$1,000.00	$1,017.65	$7.56
Class B	1.96%
Actual		$1,000.00	$745.20	$8.60
Hypothetical-C		$1,000.00	$1,015.28	$9.93
Class C	1.94%
Actual		$1,000.00	$744.80	$8.51
Hypothetical-C		$1,000.00	$1,015.38	$9.83
Gold	.93%
Actual		$1,000.00	$748.60	$4.09
Hypothetical-C		$1,000.00	$1,020.46	$4.72
Class I	.89%
Actual		$1,000.00	$749.20	$3.91
Hypothetical-C		$1,000.00	$1,020.66	$4.52
Materials Portfolio
Class A	1.06%
Actual		$1,000.00	$887.90	$5.03
Hypothetical-C		$1,000.00	$1,019.81	$5.38
Class T	1.37%
Actual		$1,000.00	$886.30	$6.50
Hypothetical-C		$1,000.00	$1,018.25	$6.95
Class B	1.88%
Actual		$1,000.00	$884.10	$8.90
Hypothetical-C		$1,000.00	$1,015.69	$9.53
Class C	1.81%
Actual		$1,000.00	$884.40	$8.57
Hypothetical-C		$1,000.00	$1,016.04	$9.17
Materials	.80%
Actual		$1,000.00	$889.00	$3.80
Hypothetical-C		$1,000.00	$1,021.11	$4.06
Class I	.78%
Actual		$1,000.00	$889.10	$3.70
Hypothetical-C		$1,000.00	$1,021.22	$3.96

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

SELMT-SANN-1015
1.846035.108

Fidelity® Select Portfolios® Utilities Sector Utilities Portfolio Semi-Annual Report August 31, 2015

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
NextEra Energy, Inc.	16.0	12.8
Exelon Corp.	13.3	10.5
Sempra Energy	10.6	9.8
Dominion Resources, Inc.	9.3	9.9
Edison International	4.9	4.5
PPL Corp.	4.9	5.0
PG&E Corp.	4.7	7.3
Calpine Corp.	4.4	4.9
AT&T, Inc.	3.2	0.0
FirstEnergy Corp.	3.0	1.8
	74.3

Top Industries (% of fund's net assets)

As of August 31, 2015
Electric Utilities	47.7%
Multi-Utilities	31.4%
Independent Power and Renewable Electricity Producers	10.8%
Diversified Telecommunication Services	3.2%
Real Estate Investment Trusts	2.9%
All Others*	4.0%

As of February 28, 2015
Electric Utilities	43.7%
Multi-Utilities	33.3%
Independent Power and Renewable Electricity Producers	11.7%
Oil, Gas & Consumable Fuels	5.8%
Real Estate Investment Trusts	2.0%
All Others*	3.5%

* Includes short-term investments and net other assets (liabilities).

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Diversified Telecommunication Services - 3.2%
Integrated Telecommunication Services - 3.2%
AT&T, Inc.	674,500	$22,393,400
Electric Utilities - 47.7%
Electric Utilities - 47.7%
Duke Energy Corp.	48,500	3,439,135
Edison International	576,512	33,714,422
Exelon Corp.	2,962,200	91,117,272
FirstEnergy Corp.	645,300	20,623,788
ITC Holdings Corp.	394,700	12,906,690
NextEra Energy, Inc.	1,120,085	110,227,565
OGE Energy Corp.	691,885	19,400,455
PNM Resources, Inc.	112,500	2,881,125
PPL Corp.	1,086,842	33,681,234
		327,991,686
Independent Power and Renewable Electricity Producers - 10.8%
Independent Power Producers & Energy Traders - 10.8%
Black Hills Corp.	171,550	6,824,259
Calpine Corp. (a)	1,884,887	30,045,099
Dynegy, Inc. (a)	450,137	11,591,028
NRG Energy, Inc.	956,422	19,051,926
The AES Corp.	540,600	6,487,200
		73,999,512
Multi-Utilities - 31.4%
Multi-Utilities - 31.4%
Dominion Resources, Inc.	915,012	63,822,087
DTE Energy Co.	244,670	19,098,940
NiSource, Inc.	1,198,923	20,129,917
PG&E Corp.	649,237	32,189,170
Sempra Energy	768,551	72,897,062
WEC Energy Group, Inc.	163,795	7,804,832
		215,942,008
Oil, Gas & Consumable Fuels - 2.6%
Oil & Gas Storage & Transport - 2.6%
Cheniere Energy Partners LP Holdings LLC	823,241	17,790,238
Real Estate Investment Trusts - 2.9%
Specialized REITs - 2.9%
Crown Castle International Corp.	239,000	19,930,210
TOTAL COMMON STOCKS
(Cost $659,817,866)		678,047,054

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 0.15% (b)
(Cost $8,246,407)	8,246,407	8,246,407
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $668,064,273)		686,293,461
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,162,843
NET ASSETS - 100%		$687,456,304

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,779
Fidelity Securities Lending Cash Central Fund	22,535
Total	$29,314

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $659,817,866)	$678,047,054
Fidelity Central Funds (cost $8,246,407)	8,246,407
Total Investments (cost $668,064,273)		$686,293,461
Receivable for investments sold		620,091
Receivable for fund shares sold		252,952
Dividends receivable		2,970,670
Distributions receivable from Fidelity Central Funds		1,313
Prepaid expenses		5,253
Other receivables		11,838
Total assets		690,155,578
Liabilities
Payable for investments purchased	$681,463
Payable for fund shares redeemed	1,523,737
Accrued management fee	330,136
Other affiliated payables	141,787
Other payables and accrued expenses	22,151
Total liabilities		2,699,274
Net Assets		$687,456,304
Net Assets consist of:
Paid in capital		$659,580,386
Undistributed net investment income		8,762,660
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		884,070
Net unrealized appreciation (depreciation) on investments		18,229,188
Net Assets, for 10,417,299 shares outstanding		$687,456,304
Net Asset Value, offering price and redemption price per share ($687,456,304 ÷ 10,417,299 shares)		$65.99

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2015 (Unaudited)
Investment Income
Dividends		$11,966,705
Income from Fidelity Central Funds		29,314
Total income		11,996,019
Expenses
Management fee	$2,261,264
Transfer agent fees	793,663
Accounting and security lending fees	142,752
Custodian fees and expenses	7,709
Independent trustees' compensation	7,514
Registration fees	47,994
Audit	21,516
Legal	6,115
Interest	268
Miscellaneous	6,265
Total expenses before reductions	3,295,060
Expense reductions	(82,186)	3,212,874
Net investment income (loss)		8,783,145
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,160,394
Foreign currency transactions	6,800
Total net realized gain (loss)		8,167,194
Change in net unrealized appreciation (depreciation) on investment securities		(79,671,823)
Net gain (loss)		(71,504,629)
Net increase (decrease) in net assets resulting from operations		$(62,721,484)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,783,145	$17,788,106
Net realized gain (loss)	8,167,194	58,182,417
Change in net unrealized appreciation (depreciation)	(79,671,823)	6,622,534
Net increase (decrease) in net assets resulting from operations	(62,721,484)	82,593,057
Distributions to shareholders from net investment income	(3,424,471)	(14,727,703)
Distributions to shareholders from net realized gain	(13,536,580)	(53,286,789)
Total distributions	(16,961,051)	(68,014,492)
Share transactions
Proceeds from sales of shares	61,784,583	882,547,504
Reinvestment of distributions	16,306,673	65,214,543
Cost of shares redeemed	(299,386,425)	(669,930,558)
Net increase (decrease) in net assets resulting from share transactions	(221,295,169)	277,831,489
Redemption fees	8,096	83,359
Total increase (decrease) in net assets	(300,969,608)	292,493,413
Net Assets
Beginning of period	988,425,912	695,932,499
End of period (including undistributed net investment income of $8,762,660 and undistributed net investment income of $3,403,986, respectively)	$687,456,304	$988,425,912
Other Information Shares
Sold	874,901	11,876,954
Issued in reinvestment of distributions	226,042	894,827
Redeemed	(4,251,801)	(9,055,975)
Net increase (decrease)	(3,150,858)	3,715,806

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Utilities Portfolio

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$72.85	$70.64	$61.04	$52.56	$50.28	$42.24
Income from Investment Operations
Net investment income (loss)B	.75	1.41	1.49	1.41	1.43	1.14
Net realized and unrealized gain (loss)	(6.24)	6.40	9.80	7.70	1.99	8.09
Total from investment operations	(5.49)	7.81	11.29	9.11	3.42	9.23
Distributions from net investment income	(.28)	(1.20)	(1.07)	(.63)	(1.14)	(1.19)
Distributions from net realized gain	(1.09)	(4.42)	(.62)	–	–	–
Total distributions	(1.37)	(5.61)C	(1.69)	(.63)	(1.14)	(1.19)
Redemption fees added to paid in capitalB	–D	.01	–D	–D	–D	–D
Net asset value, end of period	$65.99	$72.85	$70.64	$61.04	$52.56	$50.28
Total ReturnE,F	(7.70)%	11.22%	18.71%	17.46%	6.85%	22.07%
Ratios to Average Net AssetsG,H
Expenses before reductions	.80%I	.80%	.82%	.83%	.86%	.90%
Expenses net of fee waivers, if any	.79%I	.80%	.82%	.83%	.86%	.90%
Expenses net of all reductions	.78%I	.80%	.80%	.79%	.84%	.87%
Net investment income (loss)	2.13%I	1.89%	2.28%	2.49%	2.78%	2.46%
Supplemental Data
Net assets, end of period (000 omitted)	$687,456	$988,426	$695,932	$532,382	$518,969	$454,097
Portfolio turnover rateJ	63%I	129%K	160%	158%	202%	238%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $5.61 per share is comprised of distributions from net investment income of $1.199 and distributions from net realized gain of $4.415 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2015

1. Organization.

Utilities Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$52,220,831
Gross unrealized depreciation	(35,323,888)
Net unrealized appreciation (depreciation) on securities	$16,896,943
Tax cost	$669,396,518

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $255,808,721 and $466,966,639, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $7,240 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$5,679,600.34%		$268

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $736 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $22,535.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $60,951 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of$ 21,235.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Core Fund was the owner of record of approximately 11% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During Period-B March 1, 2015 to August 31, 2015
Actual	.79%	$1,000.00	$923.00	$3.82
Hypothetical-C		$1,000.00	$1,021.17	$4.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

SELUTL-SANN-1015
1.813630.110

Fidelity Advisor Focus Funds® Class I (formerly Institutional Class)

Consumer Staples Portfolio

Gold Portfolio

Materials Portfolio

Telecommunications Portfolio

Semi-Annual Report

August 31, 2015

Each Advisor fund listed above is a class of the Fidelity® Select Portfolios®

Contents

Consumer Staples Portfolio
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Gold Portfolio
Consolidated Investment Summary
Consolidated Investments
Consolidated Financial Statements
Notes to Consolidated Financial Statements
Materials Portfolio
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Telecommunications Portfolio
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Consumer Staples Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
British American Tobacco PLC sponsored ADR	11.1	11.0
CVS Health Corp.	10.5	9.0
Procter & Gamble Co.	9.7	9.1
PepsiCo, Inc.	9.6	4.2
Kroger Co.	5.9	6.0
Mead Johnson Nutrition Co. Class A	4.7	4.5
Altria Group, Inc.	4.4	2.3
Colgate-Palmolive Co.	3.9	3.0
Wal-Mart Stores, Inc.	3.7	7.0
Keurig Green Mountain, Inc.	3.4	2.2
	66.9

Top Industries (% of fund's net assets)

As of August 31, 2015
Food & Staples Retailing	23.6%
Beverages	23.5%
Tobacco	20.0%
Household Products	13.7%
Food Products	13.3%
All Others*	5.9%

As of February 28, 2015
Food & Staples Retailing	26.7%
Tobacco	19.7%
Beverages	18.8%
Food Products	16.7%
Household Products	12.3%
All Others*	5.8%

* Includes short-term investments and net other assets (liabilities).

Consumer Staples Portfolio

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Beverages - 23.4%
Brewers - 2.8%
Anheuser-Busch InBev SA NV	343,090	$37,420,380
SABMiller PLC	839,084	39,322,522
		76,742,902
Distillers & Vintners - 2.3%
Diageo PLC sponsored ADR	370,226	39,380,940
Remy Cointreau SA (a)	359,676	21,334,847
		60,715,787
Soft Drinks - 18.3%
Coca-Cola Bottling Co. Consolidated	120,318	18,556,645
Coca-Cola Central Japan Co. Ltd.	360,900	6,520,314
Coca-Cola FEMSA S.A.B. de CV sponsored ADR	58,029	4,178,668
Coca-Cola Icecek Sanayi A/S	990,162	12,248,164
Embotelladora Andina SA:
ADR (a)	481,227	7,747,755
sponsored ADR	73,900	1,537,859
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	79,587	7,085,631
Monster Beverage Corp. (b)	637,000	88,199,020
PepsiCo, Inc.	2,777,318	258,096,162
The Coca-Cola Co.	2,258,418	88,800,996
		492,971,214

TOTAL BEVERAGES		630,429,903

Chemicals - 0.1%
Specialty Chemicals - 0.1%
Senomyx, Inc. (a)(b)	425,655	2,834,862
Food & Staples Retailing - 23.6%
Drug Retail - 10.6%
CVS Health Corp.	2,756,076	282,222,182
Drogasil SA	390,400	4,273,608
		286,495,790
Food Distributors - 1.2%
Chefs' Warehouse Holdings (a)(b)	544,969	8,250,831
United Natural Foods, Inc. (b)	466,581	22,465,875
		30,716,706
Food Retail - 7.8%
Fresh Market, Inc. (a)(b)	905,424	19,493,779
Kroger Co.	4,603,436	158,818,542
Sprouts Farmers Market LLC (b)	1,614,529	32,887,956
		211,200,277
Hypermarkets & Super Centers - 4.0%
Costco Wholesale Corp.	57,850	8,101,893
Wal-Mart Stores, Inc.	1,539,056	99,623,095
		107,724,988

TOTAL FOOD & STAPLES RETAILING		636,137,761

Food Products - 13.3%
Agricultural Products - 2.1%
Bunge Ltd.	690,613	50,034,912
SLC Agricola SA	1,290,200	5,724,103
		55,759,015
Packaged Foods & Meats - 11.2%
Amplify Snack Brands, Inc.	720,200	9,492,236
Blue Buffalo Pet Products, Inc. (b)	166,842	4,262,813
Inner Mongoli Yili Industries Co. Ltd.	1,610,842	4,069,799
Keurig Green Mountain, Inc.	1,630,023	92,259,302
Lindt & Spruengli AG	90	6,059,742
Mead Johnson Nutrition Co. Class A	1,599,816	125,329,585
Nestle SA	393,790	29,009,296
The Hain Celestial Group, Inc. (b)	407,478	24,799,111
Ulker Biskuvi Sanayi A/S	1,010,525	6,215,303
		301,497,187

TOTAL FOOD PRODUCTS		357,256,202

Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
Diplomat Pharmacy, Inc.	42,900	1,694,121
Hotels, Restaurants & Leisure - 1.6%
Restaurants - 1.6%
ARAMARK Holdings Corp.	1,342,628	42,077,962
Household Durables - 0.3%
Household Appliances - 0.2%
SodaStream International Ltd. (a)(b)	389,815	5,940,781
Housewares & Specialties - 0.1%
Tupperware Brands Corp.	73,000	3,739,790

TOTAL HOUSEHOLD DURABLES		9,680,571

Household Products - 13.7%
Household Products - 13.7%
Colgate-Palmolive Co.	1,668,275	104,784,353
Procter & Gamble Co.	3,718,365	262,776,855
Svenska Cellulosa AB (SCA) (B Shares)	70,800	2,018,795
		369,580,003
Personal Products - 2.9%
Personal Products - 2.9%
Avon Products, Inc. (a)	1,426,500	7,403,535
Coty, Inc. Class A	234,200	7,098,602
Herbalife Ltd. (b)	440,010	25,331,376
L'Oreal SA	116,700	19,996,814
Nu Skin Enterprises, Inc. Class A (a)	257,967	11,783,933
Unilever NV (NY Reg.)	167,698	6,728,044
		78,342,304
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Perrigo Co. PLC	7,200	1,317,384
Tobacco - 20.0%
Tobacco - 20.0%
Altria Group, Inc.	2,222,045	119,057,171
British American Tobacco PLC sponsored ADR	2,807,765	297,566,931
ITC Ltd.	1,820,070	8,920,419
Philip Morris International, Inc.	593,358	47,349,968
Reynolds American, Inc.	671,600	56,246,500
Souza Cruz SA	1,264,000	9,250,013
		538,391,002
TOTAL COMMON STOCKS
(Cost $2,192,411,429)		2,667,742,075

Nonconvertible Preferred Stocks - 0.1%
Beverages - 0.1%
Brewers - 0.1%
Ambev SA sponsored ADR
(Cost $1,095,710)	467,510	2,463,778

Money Market Funds - 1.9%
Fidelity Cash Central Fund, 0.15% (c)	21,104,995	21,104,995
Fidelity Securities Lending Cash Central Fund, 0.19% (c)(d)	29,388,738	29,388,738
TOTAL MONEY MARKET FUNDS
(Cost $50,493,733)		50,493,733
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $2,244,000,872)		2,720,699,586
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(26,833,561)
NET ASSETS - 100%		$2,693,866,025

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$40,101
Fidelity Securities Lending Cash Central Fund	140,230
Total	$180,331

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,667,742,075	$2,594,792,085	$72,949,990	$--
Nonconvertible Preferred Stocks	2,463,778	2,463,778	--	--
Money Market Funds	50,493,733	50,493,733	--	--
Total Investments in Securities:	$2,720,699,586	$2,647,749,596	$72,949,990	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	75.7%
United Kingdom	14.0%
Bermuda	1.9%
France	1.5%
Belgium	1.4%
Switzerland	1.3%
Others (Individually Less Than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Consumer Staples Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $28,785,296) — See accompanying schedule: Unaffiliated issuers (cost $2,193,507,139)	$2,670,205,853
Fidelity Central Funds (cost $50,493,733)	50,493,733
Total Investments (cost $2,244,000,872)		$2,720,699,586
Receivable for investments sold		5,391,290
Receivable for fund shares sold		3,120,282
Dividends receivable		8,251,366
Distributions receivable from Fidelity Central Funds		36,075
Prepaid expenses		21,709
Other receivables		81,452
Total assets		2,737,601,760
Liabilities
Payable for investments purchased	$8,063,869
Payable for fund shares redeemed	4,069,059
Accrued management fee	1,289,040
Distribution and service plan fees payable	314,728
Other affiliated payables	500,944
Other payables and accrued expenses	109,357
Collateral on securities loaned, at value	29,388,738
Total liabilities		43,735,735
Net Assets		$2,693,866,025
Net Assets consist of:
Paid in capital		$2,103,937,906
Undistributed net investment income		29,254,409
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		83,993,911
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		476,679,799
Net Assets		$2,693,866,025
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($392,461,247 ÷ 4,444,616 shares)		$88.30
Maximum offering price per share (100/94.25 of $88.30)		$93.69
Class T:
Net Asset Value and redemption price per share ($69,027,907 ÷ 788,204 shares)		$87.58
Maximum offering price per share (100/96.50 of $87.58)		$90.76
Class B:
Net Asset Value and offering price per share ($10,629,683 ÷ 122,152 shares)(a)		$87.02
Class C:
Net Asset Value and offering price per share ($219,219,473 ÷ 2,542,393 shares)(a)		$86.23
Consumer Staples:
Net Asset Value, offering price and redemption price per share ($1,833,149,595 ÷ 20,591,131 shares)		$89.03
Class I:
Net Asset Value, offering price and redemption price per share ($169,378,120 ÷ 1,905,167 shares)		$88.90

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2015 (Unaudited)
Investment Income
Dividends		$42,300,928
Interest		10
Income from Fidelity Central Funds		180,331
Total income		42,481,269
Expenses
Management fee	$8,030,301
Transfer agent fees	2,664,655
Distribution and service plan fees	1,927,652
Accounting and security lending fees	434,955
Custodian fees and expenses	48,588
Independent trustees' compensation	25,230
Registration fees	150,698
Audit	31,998
Legal	18,552
Miscellaneous	16,078
Total expenses before reductions	13,348,707
Expense reductions	(167,966)	13,180,741
Net investment income (loss)		29,300,528
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	92,999,124
Foreign currency transactions	(32,263)
Total net realized gain (loss)		92,966,861
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $18,850)	(419,060,852)
Assets and liabilities in foreign currencies	6,754
Total change in net unrealized appreciation (depreciation)		(419,054,098)
Net gain (loss)		(326,087,237)
Net increase (decrease) in net assets resulting from operations		$(296,786,709)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,300,528	$40,432,818
Net realized gain (loss)	92,966,861	155,658,969
Change in net unrealized appreciation (depreciation)	(419,054,098)	315,382,310
Net increase (decrease) in net assets resulting from operations	(296,786,709)	511,474,097
Distributions to shareholders from net investment income	(5,994,066)	(39,618,532)
Distributions to shareholders from net realized gain	(95,685,262)	(102,399,285)
Total distributions	(101,679,328)	(142,017,817)
Share transactions - net increase (decrease)	(19,783,740)	686,786,861
Redemption fees	18,425	51,833
Total increase (decrease) in net assets	(418,231,352)	1,056,294,974
Net Assets
Beginning of period	3,112,097,377	2,055,802,403
End of period (including undistributed net investment income of $29,254,409 and undistributed net investment income of $5,947,947, respectively)	$2,693,866,025	$3,112,097,377

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Consumer Staples Portfolio Class A

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012A	2011
Selected Per–Share Data
Net asset value, beginning of period	$101.33	$87.93	$85.67	$74.90	$67.65	$61.06
Income from Investment Operations
Net investment income (loss)B	.89	1.37	1.43	1.26	1.22	.98
Net realized and unrealized gain (loss)	(10.59)	17.28	7.51	11.73	8.73	7.10
Total from investment operations	(9.70)	18.65	8.94	12.99	9.95	8.08
Distributions from net investment income	(.18)	(1.28)	(1.44)	(1.08)	(1.06)	(.83)
Distributions from net realized gain	(3.15)	(3.98)	(5.24)	(1.14)	(1.64)	(.66)
Total distributions	(3.33)	(5.25)C	(6.68)	(2.22)	(2.70)	(1.49)
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$88.30	$101.33	$87.93	$85.67	$74.90	$67.65
Total ReturnE,F,G	(9.87)%	21.95%	10.53%	17.60%	15.00%	13.27%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.04%J	1.05%	1.06%	1.08%	1.10%	1.11%
Expenses net of fee waivers, if any	1.04%J	1.05%	1.06%	1.08%	1.10%	1.11%
Expenses net of all reductions	1.04%J	1.05%	1.06%	1.08%	1.09%	1.11%
Net investment income (loss)	1.86%J	1.45%	1.61%	1.58%	1.74%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$392,461	$414,151	$329,459	$277,329	$205,851	$160,526
Portfolio turnover rateK	61%J	42%L	31%	28%	35%	57%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $5.25 per share is comprised of distributions from net investment income of $1.275 and distributions from net realized gain of $3.976 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Consumer Staples Portfolio Class T

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012A	2011
Selected Per–Share Data
Net asset value, beginning of period	$100.61	$87.37	$85.18	$74.49	$67.30	$60.77
Income from Investment Operations
Net investment income (loss)B	.75	1.10	1.18	1.03	1.01	.79
Net realized and unrealized gain (loss)	(10.49)	17.15	7.46	11.68	8.68	7.05
Total from investment operations	(9.74)	18.25	8.64	12.71	9.69	7.84
Distributions from net investment income	(.13)	(1.04)	(1.21)	(.88)	(.86)	(.65)
Distributions from net realized gain	(3.15)	(3.98)	(5.24)	(1.14)	(1.64)	(.66)
Total distributions	(3.29)C	(5.01)D	(6.45)	(2.02)	(2.50)	(1.31)
Redemption fees added to paid in capitalB,E	–	–	–	–	–	–
Net asset value, end of period	$87.58	$100.61	$87.37	$85.18	$74.49	$67.30
Total ReturnF,G,H	(9.99)%	21.60%	10.23%	17.29%	14.67%	12.93%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.32%K	1.32%	1.33%	1.36%	1.38%	1.40%
Expenses net of fee waivers, if any	1.32%K	1.32%	1.33%	1.36%	1.38%	1.40%
Expenses net of all reductions	1.31%K	1.32%	1.33%	1.35%	1.38%	1.40%
Net investment income (loss)	1.59%K	1.18%	1.34%	1.30%	1.45%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$69,028	$81,489	$61,421	$52,024	$39,047	$31,496
Portfolio turnover rateL	61%K	42%M	31%	28%	35%	57%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $3.29 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $3.152 per share.

 D Total distributions of $5.01 per share is comprised of distributions from net investment income of $1.036 and distributions from net realized gain of $3.976 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Consumer Staples Portfolio Class B

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012A	2011
Selected Per–Share Data
Net asset value, beginning of period	$100.13	$86.90	$84.72	$74.01	$66.83	$60.37
Income from Investment Operations
Net investment income (loss)B	.52	.63	.71	.61	.64	.46
Net realized and unrealized gain (loss)	(10.44)	17.06	7.40	11.61	8.61	6.98
Total from investment operations	(9.92)	17.69	8.11	12.22	9.25	7.44
Distributions from net investment income	(.03)	(.48)	(.69)	(.37)	(.43)	(.32)
Distributions from net realized gain	(3.15)	(3.98)	(5.24)	(1.14)	(1.64)	(.66)
Total distributions	(3.19)C	(4.46)	(5.93)	(1.51)	(2.07)	(.98)
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$87.02	$100.13	$86.90	$84.72	$74.01	$66.83
Total ReturnE,F,G	(10.21)%	21.01%	9.63%	16.68%	14.06%	12.35%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.81%J	1.82%	1.86%	1.89%	1.91%	1.91%
Expenses net of fee waivers, if any	1.81%J	1.82%	1.86%	1.89%	1.91%	1.91%
Expenses net of all reductions	1.80%J	1.82%	1.86%	1.88%	1.90%	1.91%
Net investment income (loss)	1.10%J	.68%	.81%	.78%	.93%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$10,630	$15,799	$17,388	$18,548	$19,330	$20,033
Portfolio turnover rateK	61%J	42%L	31%	28%	35%	57%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $3.19 per share is comprised of distributions from net investment income of $.033 and distributions from net realized gain of $3.152 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Consumer Staples Portfolio Class C

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012A	2011
Selected Per–Share Data
Net asset value, beginning of period	$99.27	$86.32	$84.28	$73.75	$66.71	$60.29
Income from Investment Operations
Net investment income (loss)B	.52	.65	.75	.65	.68	.49
Net realized and unrealized gain (loss)	(10.34)	16.93	7.36	11.55	8.59	7.00
Total from investment operations	(9.82)	17.58	8.11	12.20	9.27	7.49
Distributions from net investment income	(.06)	(.65)	(.84)	(.53)	(.59)	(.41)
Distributions from net realized gain	(3.15)	(3.98)	(5.24)	(1.14)	(1.64)	(.66)
Total distributions	(3.22)C	(4.63)	(6.07)D	(1.67)	(2.23)	(1.07)
Redemption fees added to paid in capitalB,E	–	–	–	–	–	–
Net asset value, end of period	$86.23	$99.27	$86.32	$84.28	$73.75	$66.71
Total ReturnF,G,H	(10.20)%	21.03%	9.70%	16.73%	14.14%	12.44%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.80%K	1.80%	1.82%	1.83%	1.85%	1.86%
Expenses net of fee waivers, if any	1.80%K	1.80%	1.82%	1.83%	1.85%	1.86%
Expenses net of all reductions	1.79%K	1.80%	1.81%	1.82%	1.84%	1.85%
Net investment income (loss)	1.11%K	.70%	.85%	.83%	.99%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$219,219	$228,151	$164,669	$134,966	$102,321	$81,239
Portfolio turnover rateL	61%K	42%M	31%	28%	35%	57%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $3.22 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $3.152 per share.

 D Total distributions of $6.07 per share is comprised of distributions from net investment income of $.837 and distributions from net realized gain of $5.237 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Consumer Staples Portfolio

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012A	2011
Selected Per–Share Data
Net asset value, beginning of period	$102.03	$88.51	$86.17	$75.29	$67.98	$61.34
Income from Investment Operations
Net investment income (loss)B	1.03	1.64	1.69	1.48	1.42	1.14
Net realized and unrealized gain (loss)	(10.66)	17.40	7.55	11.82	8.76	7.14
Total from investment operations	(9.63)	19.04	9.24	13.30	10.18	8.28
Distributions from net investment income	(.22)	(1.54)	(1.66)	(1.28)	(1.24)	(.98)
Distributions from net realized gain	(3.15)	(3.98)	(5.24)	(1.14)	(1.64)	(.66)
Total distributions	(3.37)	(5.52)	(6.90)	(2.42)	(2.87)C	(1.64)
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$89.03	$102.03	$88.51	$86.17	$75.29	$67.98
Total ReturnE,F	(9.74)%	22.27%	10.82%	17.94%	15.30%	13.55%
Ratios to Average Net AssetsG,H
Expenses before reductions	.77%I	.77%	.79%	.81%	.83%	.86%
Expenses net of fee waivers, if any	.77%I	.77%	.79%	.81%	.83%	.86%
Expenses net of all reductions	.76%I	.77%	.79%	.80%	.82%	.86%
Net investment income (loss)	2.14%I	1.73%	1.88%	1.85%	2.01%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$1,833,150	$2,173,970	$1,328,594	$1,425,055	$1,202,440	$877,548
Portfolio turnover rateJ	61%I	42%K	31%	28%	35%	57%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $2.87 per share is comprised of distributions from net investment income of $1.236 and distributions from net realized gain of $1.637 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Consumer Staples Portfolio Class I

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012A	2011
Selected Per–Share Data
Net asset value, beginning of period	$101.91	$88.33	$85.92	$75.14	$67.84	$61.26
Income from Investment Operations
Net investment income (loss)B	1.03	1.59	1.66	1.45	1.39	1.15
Net realized and unrealized gain (loss)	(10.67)	17.40	7.53	11.79	8.73	7.13
Total from investment operations	(9.64)	18.99	9.19	13.24	10.12	8.28
Distributions from net investment income	(.22)	(1.44)	(1.54)	(1.32)	(1.19)	(1.04)
Distributions from net realized gain	(3.15)	(3.98)	(5.24)	(1.14)	(1.64)	(.66)
Total distributions	(3.37)	(5.41)C	(6.78)	(2.46)	(2.82)D	(1.70)
Redemption fees added to paid in capitalB,E	–	–	–	–	–	–
Net asset value, end of period	$88.90	$101.91	$88.33	$85.92	$75.14	$67.84
Total ReturnF,G	(9.76)%	22.26%	10.80%	17.90%	15.24%	13.57%
Ratios to Average Net AssetsH,I
Expenses before reductions	.78%J	.80%	.82%	.85%	.87%	.87%
Expenses net of fee waivers, if any	.77%J	.80%	.82%	.85%	.87%	.87%
Expenses net of all reductions	.77%J	.80%	.82%	.84%	.87%	.87%
Net investment income (loss)	2.13%J	1.70%	1.85%	1.81%	1.96%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$169,378	$198,538	$154,271	$378,731	$163,544	$237,883
Portfolio turnover rateK	61%J	42%L	31%	28%	35%	57%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $5.41 per share is comprised of distributions from net investment income of $1.436 and distributions from net realized gain of $3.976 per share.

 D Total distributions of $2.82 per share is comprised of distributions from net investment income of $1.186 and distributions from net realized gain of $1.637 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2015

1. Organization.

Consumer Staples Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Consumer Staples and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in kind, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$639,524,517
Gross unrealized depreciation	(174,608,013)
Net unrealized appreciation (depreciation) on securities	$464,916,504
Tax cost	$2,255,783,082

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $873,186,629 and $945,351,325, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$516,274	$–
Class T	.25%	.25%	193,944	–
Class B	.75%	.25%	67,677	50,758
Class C	.75%	.25%	1,149,757	259,440
			$1,927,652	$310,198

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$181,597
Class T	24,783
Class B*	1,710
Class C*	12,483
$220,573

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$410,505.20
Class T	86,826.22
Class B	14,578.22
Class C	233,477.20
Consumer Staples	1,748,464.17
Class I	170,805.18
	$ 2,664,655

*Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8,070 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,279 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $140,230.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $98,315 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody by $63.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $11,417 and a portion of class-level operating expenses as follows:

Amount
Class A	$7,870
Class T	1,516
Class B	395
Class C	4,058
Consumer Staples	37,669
Class I	6,663
$ 58,171

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2015	Year ended February 28, 2015
From net investment income
Class A	$748,002	$4,812,004
Class T	109,152	776,331
Class B	4,951	83,556
Class C	151,085	1,335,126
Consumer Staples	4,534,913	29,856,743
Class I	445,963	2,754,772
Total	$5,994,066	$39,618,532
From net realized gain
Class A	$13,245,483	$14,768,867
Class T	2,567,517	2,841,831
Class B	472,929	743,976
Class C	7,440,920	7,778,566
Consumer Staples	65,568,990	65,408,817
Class I	6,389,423	10,857,228
Total	$95,685,262	$102,399,285

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2015	Year ended February 28, 2015	Six months ended August 31, 2015	Year ended February 28, 2015
Class A
Shares sold	823,694	1,066,097	$78,762,656	$101,322,941
Reinvestment of distributions	139,522	205,710	13,557,335	18,829,531
Shares redeemed	(605,912)	(931,333)	(57,741,721)	(86,559,239)
Net increase (decrease)	357,304	340,474	$34,578,270	$33,593,233
Class T
Shares sold	93,924	215,514	$8,935,490	$20,203,421
Reinvestment of distributions	26,837	38,102	2,588,978	3,463,287
Shares redeemed	(142,485)	(146,712)	(13,456,409)	(13,666,581)
Net increase (decrease)	(21,724)	106,904	$(1,931,941)	$10,000,127
Class B
Shares sold	2,493	7,270	$232,612	$675,777
Reinvestment of distributions	4,669	8,161	448,407	730,673
Shares redeemed	(42,792)	(57,733)	(3,995,750)	(5,359,510)
Net increase (decrease)	(35,630)	(42,302)	$(3,314,731)	$(3,953,060)
Class C
Shares sold	449,616	636,469	$42,091,266	$59,593,472
Reinvestment of distributions	70,230	86,847	6,683,108	7,772,854
Shares redeemed	(275,660)	(332,705)	(25,673,793)	(30,479,924)
Net increase (decrease)	244,186	390,611	$23,100,581	$36,886,402
Consumer Staples
Shares sold	1,753,451	8,889,529	$169,496,786	$838,041,591
Reinvestment of distributions	690,724	985,926	67,594,280	91,713,079
Shares redeemed	(3,159,236)	(3,580,043)	$(305,508,464)	$(340,719,360)
Net increase (decrease)	(715,061)	6,295,412	$(68,417,398)	$589,035,310
Class I
Shares sold	493,672	3,870,748A	$47,529,891	$354,438,000A
Reinvestment of distributions	56,913	135,150	5,562,149	12,187,732
Shares redeemed	(593,677)	(3,804,175)B	(56,890,561)	(345,400,883)B
Net increase (decrease)	(43,092)	201,723	$(3,798,521)	$21,224,849

 A Amount includes in-kind exchanges.

 B Amount includes in-kind redemptions.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 26% of the total outstanding shares of the Fund.

Gold Portfolio

Consolidated Investment Summary (Unaudited)

The information in the following tables is based on the consolidated investments of the Fund.

Top Ten Holdings as of August 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Goldcorp, Inc.	8.0	8.8
Randgold Resources Ltd. sponsored ADR	7.8	7.1
Franco-Nevada Corp.	6.3	6.1
Newcrest Mining Ltd.	5.6	6.2
Agnico Eagle Mines Ltd. (Canada)	5.6	5.0
Silver Bullion	5.3	4.2
Gold Bullion	5.2	6.2
Newmont Mining Corp.	4.5	4.0
B2Gold Corp.	3.7	3.4
Royal Gold, Inc.	3.2	3.6
	55.2

Top Industries (% of fund's net assets)

As of August 31, 2015
Gold	87.1%
Commodities & Related Investments*	10.5%
Precious Metals & Minerals	1.1%
Silver	0.7%
Diversified Metals & Mining	0.2%
All Others*	0.4%

 * Includes gold bullion and/or silver bullion.

As of February 28, 2015
Gold	87.6%
Commodities & Related Investments*	10.4%
Precious Metals & Minerals	0.1%
Silver	0.7%
Diversified Metals & Mining	0.2%
All Others*	1.0%

 * Includes gold bullion and/or silver bullion.

* Includes short-term investments and net other assets (liabilities).

Geographic Diversification (% of fund's net assets)

As of August 31, 2015
Canada	57.9%
United States of America*	18.7%
Bailiwick of Jersey	8.4%
Australia	7.4%
South Africa	5.6%
United Kingdom	0.7%
Peru	0.7%
Cayman Islands	0.4%
China	0.2%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of February 28, 2015
Canada	55.8%
United States of America*	19.1%
Australia	8.1%
Bailiwick of Jersey	7.9%
South Africa	6.9%
Peru	0.8%
Bermuda	0.7%
Cayman Islands	0.4%
United Kingdom	0.3%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Gold Portfolio

Consolidated Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.1%
	Shares	Value
Australia - 7.4%
Metals & Mining - 7.4%
Gold - 7.4%
Beadell Resources Ltd. (a)	7,587,418	$755,942
Evolution Mining Ltd.	352,543	255,905
Medusa Mining Ltd. (a)(b)	1,228,595	424,050
Newcrest Mining Ltd. (b)	5,941,753	47,409,487
Northern Star Resources Ltd.	4,351,118	6,254,876
Perseus Mining Ltd.:
(Australia) (b)	1,417,134	383,231
(Canada) (b)	1,300,000	375,494
Regis Resources Ltd. (a)(b)	2,832,191	2,932,594
Resolute Mng Ltd. (b)	2,390,161	450,754
Saracen Mineral Holdings Ltd. (b)	8,462,787	2,649,919
Silver Lake Resources Ltd.(a)(b)	4,145,985	427,821
		62,320,073
Bailiwick of Jersey - 8.4%
Metals & Mining - 8.4%
Gold - 8.4%
Lydian International Ltd. (b)	2,325,200	530,222
Polyus Gold International Ltd. (a)	222,400	648,418
Polyus Gold International Ltd. sponsored GDR	1,340,231	3,886,670
Randgold Resources Ltd. sponsored ADR (a)	1,093,995	65,956,959
		71,022,269
Bermuda - 0.0%
Metals & Mining - 0.0%
Steel - 0.0%
African Minerals Ltd. (a)(b)	1,718,700	26
Canada - 57.9%
Metals & Mining - 57.9%
Diversified Metals & Mining - 0.2%
Ivanhoe Mines Ltd. (b)	2,441,200	1,484,463
Ivanhoe Mines Ltd. Class A warrants 12/10/15 (b)(c)	837,300	3,182
True Gold Mining, Inc. (b)	171,000	23,396
		1,511,041
Gold - 55.9%
Agnico Eagle Mines Ltd. (Canada) (a)	1,933,401	47,350,395
Alacer Gold Corp. (b)	2,131,963	4,650,907
Alamos Gold, Inc.	1,745,766	7,192,195
Argonaut Gold, Inc. (b)	5,077,262	5,132,836
Asanko Gold, Inc. (b)	120,000	197,020
B2Gold Corp. (b)	26,622,293	31,163,219
Barrick Gold Corp.	3,877,569	26,968,498
Centerra Gold, Inc.	369,900	1,869,744
Continental Gold, Inc. (b)	5,415,600	11,567,221
Detour Gold Corp. (b)	1,619,000	16,354,903
Detour Gold Corp. (b)(c)	785,900	7,939,048
Eldorado Gold Corp.	8,672,235	25,905,962
Franco-Nevada Corp.	1,221,100	52,905,670
Goldcorp, Inc.	4,861,500	67,438,718
Guyana Goldfields, Inc. (b)	3,651,400	11,212,873
Guyana Goldfields, Inc. (b)(c)	155,000	475,981
IAMGOLD Corp. (b)	1,027,100	1,725,366
Kinross Gold Corp. (b)	2,363,891	4,222,517
Kirkland Lake Gold, Inc. (a)(b)	854,100	3,453,794
Klondex Mines Ltd. (b)	26,000	69,170
Lake Shore Gold Corp. (a)(b)	2,806,600	2,367,989
New Gold, Inc. (b)	8,408,275	19,365,364
Novagold Resources, Inc. (b)	1,697,100	6,346,710
OceanaGold Corp.	2,849,500	5,024,962
Osisko Gold Royalties Ltd.	473,793	5,499,254
Pilot Gold, Inc. (a)(b)	1,418,150	452,739
Premier Gold Mines Ltd. (b)(d)	10,516,022	19,104,053
Pretium Resources, Inc. (a)(b)	890,138	4,763,280
Pretium Resources, Inc. (b)(c)	225,000	1,204,013
Pretium Resources, Inc. (b)(e)	225,000	1,204,013
Primero Mining Corp. (a)(b)	1,735,500	5,026,038
Richmont Mines, Inc. (b)	89,400	224,927
Romarco Minerals, Inc. (b)	37,623,994	16,015,078
Romarco Minerals, Inc. (b)(c)	5,900,000	2,511,402
Rubicon Minerals Corp. (a)(b)	5,376,402	4,290,987
Seabridge Gold, Inc. (b)	659,166	4,218,662
SEMAFO, Inc. (b)	3,922,900	9,720,777
Teranga Gold Corp. (a)(b)	85,000	37,473
Teranga Gold Corp. CDI unit (b)	3,338,072	1,544,100
Timmins Gold Corp. (b)	17,600	4,749
Torex Gold Resources, Inc. (b)	22,555,000	21,258,893
Yamana Gold, Inc.	6,697,220	12,573,832
		470,555,332
Precious Metals & Minerals - 1.1%
Gold Standard Ventures Corp. (b)	2,155,400	745,445
Tahoe Resources, Inc. (a)	1,006,982	8,419,582
		9,165,027
Silver - 0.7%
MAG Silver Corp. (b)	292,700	2,153,645
Silver Wheaton Corp.	345,900	4,240,930
		6,394,575
TOTAL METALS & MINING		487,625,975
Cayman Islands - 0.4%
Metals & Mining - 0.4%
Gold - 0.4%
Endeavour Mining Corp. (b)	8,267,400	3,581,953
China - 0.2%
Metals & Mining - 0.2%
Gold - 0.2%
Zijin Mining Group Co. Ltd. (H Shares)	5,300,000	1,367,733
Peru - 0.7%
Metals & Mining - 0.7%
Gold - 0.7%
Compania de Minas Buenaventura SA sponsored ADR	854,828	5,402,513
South Africa - 5.6%
Metals & Mining - 5.6%
Gold - 5.6%
AngloGold Ashanti Ltd. sponsored ADR (b)	3,108,508	25,241,085
Gold Fields Ltd. sponsored ADR	4,698,926	15,177,531
Harmony Gold Mining Co. Ltd. (b)	1,484,000	1,286,113
Harmony Gold Mining Co. Ltd. sponsored ADR (a)(b)	1,812,900	1,672,763
Sibanye Gold Ltd. ADR (a)	846,906	4,031,273
		47,408,765
United Kingdom - 0.7%
Metals & Mining - 0.7%
Gold - 0.7%
Acacia Mining PLC	1,551,427	5,696,931
United States of America - 7.8%
Metals & Mining - 7.8%
Gold - 7.8%
McEwen Mining, Inc. (a)	579,110	528,438
Newmont Mining Corp.	2,212,100	37,760,547
Royal Gold, Inc.	564,613	27,169,178
		65,458,163
TOTAL COMMON STOCKS
(Cost $1,282,263,655)		749,884,401

Commodities - 10.5%
	Troy Ounces
Gold Bullion(b)	38,510	43,722,714
Silver Bullion(b)	3,082,000	45,146,677
TOTAL COMMODITIES
(Cost $109,204,403)		88,869,391

Money Market Funds - 5.1%
	Shares
Fidelity Cash Central Fund, 0.15% (f)	4,283,847	4,283,847
Fidelity Securities Lending Cash Central Fund, 0.19% (f)(g)	38,557,163	38,557,163
TOTAL MONEY MARKET FUNDS
(Cost $42,841,010)		42,841,010
TOTAL INVESTMENT PORTFOLIO - 104.7%
(Cost $1,434,309,068)		881,594,802
NET OTHER ASSETS (LIABILITIES) - (4.7)%		(39,872,327)
NET ASSETS - 100%		$841,722,475

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,133,626 or 1.4% of net assets.

 (d) Affiliated company

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,204,013 or 0.1% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Pretium Resources, Inc.	3/31/11	$2,172,293

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,107
Fidelity Securities Lending Cash Central Fund	122,985
Total	$126,092

Consolidated Subsidiary

	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Select Gold Cayman Ltd.	$116,684,748	$17,032,584	$33,092,250	$--	$88,827,307

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Premier Gold Mines Ltd.	$20,747,454	$210,553	$61,846	$--	$19,104,053
Total	$20,747,454	$210,553	$61,846	$--	$19,104,053

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$749,884,401	$701,188,775	$48,695,600	$26
Commodities	88,869,391	88,869,391	--	--
Money Market Funds	42,841,010	42,841,010	--	--
Total Investments in Securities:	$881,594,802	$832,899,176	$48,695,600	$26

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Consolidated Financial Statements:

Transfers	Total
Level 1 to Level 2	$69,980,874
Level 2 to Level 1	$0

See accompanying notes which are an integral part of the consolidated financial statements.

Gold Portfolio

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

		August 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $35,369,234) — See accompanying schedule: Unaffiliated issuers (cost $1,250,849,595)	$730,780,348
Fidelity Central Funds (cost $42,841,010)	42,841,010
Commodities (cost $109,204,403)	88,869,391
Other affiliated issuers (cost $31,414,060)	19,104,053
Total Investments (cost $1,434,309,068)		$881,594,802
Cash		16,980
Foreign currency held at value (cost $71)		71
Receivable for investments sold		2,196,707
Receivable for fund shares sold		1,267,170
Dividends receivable		248,677
Distributions receivable from Fidelity Central Funds		17,021
Prepaid expenses		5,930
Other receivables		29,569
Total assets		885,376,927
Liabilities
Payable for investments purchased	$2,787,191
Unrealized depreciation on foreign currency contracts	51
Payable for fund shares redeemed	1,525,927
Accrued management fee	383,048
Distribution and service plan fees payable	40,595
Other affiliated payables	248,976
Other payables and accrued expenses	111,501
Collateral on securities loaned, at value	38,557,163
Total liabilities		43,654,452
Net Assets		$841,722,475
Net Assets consist of:
Paid in capital		$2,580,184,708
Accumulated net investment loss		(526,638)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,185,219,612)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(552,715,983)
Net Assets		$841,722,475
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($35,788,107 ÷ 2,642,108 shares)		$13.55
Maximum offering price per share (100/94.25 of $13.55)		$14.38
Class T:
Net Asset Value and redemption price per share ($12,157,085 ÷ 912,992 shares)		$13.32
Maximum offering price per share (100/96.50 of $13.32)		$13.80
Class B:
Net Asset Value and offering price per share ($1,397,454 ÷ 108,622 shares)(a)		$12.87
Class C:
Net Asset Value and offering price per share ($33,200,590 ÷ 2,590,933 shares)(a)		$12.81
Gold:
Net Asset Value, offering price and redemption price per share ($740,158,656 ÷ 53,436,990 shares)		$13.85
Class I:
Net Asset Value, offering price and redemption price per share ($19,020,583 ÷ 1,372,804 shares)		$13.86

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Statement of Operations

		Six months ended August 31, 2015 (Unaudited)
Investment Income
Dividends		$4,629,139
Income from Fidelity Central Funds		126,092
Income before foreign taxes withheld		4,755,231
Less foreign taxes withheld		(472,174)
Total income		4,283,057
Expenses
Management fee	$2,835,308
Transfer agent fees	1,378,144
Distribution and service plan fees	275,705
Accounting and security lending fees	230,445
Custodian fees and expenses	174,762
Independent trustees' compensation	8,491
Registration fees	72,307
Audit	20,002
Legal	6,505
Miscellaneous	8,923
Total expenses before reductions	5,010,592
Expense reductions	(220,178)	4,790,414
Net investment income (loss)		(507,357)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(85,858,960)
Other affiliated issuers	(128,350)
Commodities	(4,624,665)
Foreign currency transactions	1,687,366
Total net realized gain (loss)		(88,924,609)
Change in net unrealized appreciation (depreciation) on: Investments	(184,851,914)
Assets and liabilities in foreign currencies	(2,734)
Commodities	(6,919,421)
Total change in net unrealized appreciation (depreciation)		(191,774,069)
Net gain (loss)		(280,698,678)
Net increase (decrease) in net assets resulting from operations		$(281,206,035)

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(507,357)	$(3,405,899)
Net realized gain (loss)	(88,924,609)	(231,533,739)
Change in net unrealized appreciation (depreciation)	(191,774,069)	(19,537,556)
Net increase (decrease) in net assets resulting from operations	(281,206,035)	(254,477,194)
Share transactions - net increase (decrease)	1,271,509	(124,744,949)
Redemption fees	58,489	222,335
Total increase (decrease) in net assets	(279,876,037)	(378,999,808)
Net Assets
Beginning of period	1,121,598,512	1,500,598,320
End of period (including accumulated net investment loss of $526,638 and accumulated net investment loss of $19,281, respectively)	$841,722,475	$1,121,598,512

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Gold Portfolio Class A

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.11	$22.01	$30.25	$45.37	$50.92	$40.50
Income from Investment Operations
Net investment income (loss)B	(.03)	(.10)	–C	.07	(.13)	(.30)
Net realized and unrealized gain (loss)	(4.53)	(3.80)	(8.25)	(15.19)	(2.83)	15.28
Total from investment operations	(4.56)	(3.90)	(8.25)	(15.12)	(2.96)	14.98
Distributions from net realized gain	–	–	–	–	(2.59)	(4.57)
Redemption fees added to paid in capitalB	–C	–C	.01	–C	–C	.01
Net asset value, end of period	$13.55	$18.11	$22.01	$30.25	$45.37	$50.92
Total ReturnD,E,F	(25.18)%	(17.72)%	(27.24)%	(33.33)%	(6.24)%	36.99%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.25%I	1.23%	1.21%	1.18%	1.14%	1.16%
Expenses net of fee waivers, if any	1.21%I	1.19%	1.19%	1.17%	1.14%	1.15%
Expenses net of all reductions	1.21%I	1.19%	1.18%	1.17%	1.14%	1.14%
Net investment income (loss)	(.32)%I	(.51)%	- %J	.18%	(.28)%	(.63)%
Supplemental Data
Net assets, end of period (000 omitted)	$35,788	$46,898	$60,270	$101,202	$152,969	$149,178
Portfolio turnover rateK	22%I	20%	56%	18%	22%	35%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Gold Portfolio Class T

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$17.83	$21.73	$29.95	$45.04	$50.68	$40.34
Income from Investment Operations
Net investment income (loss)B	(.05)	(.15)	(.06)	(.03)	(.27)	(.43)
Net realized and unrealized gain (loss)	(4.46)	(3.75)	(8.17)	(15.06)	(2.80)	15.21
Total from investment operations	(4.51)	(3.90)	(8.23)	(15.09)	(3.07)	14.78
Distributions from net realized gain	–	–	–	–	(2.57)	(4.45)
Redemption fees added to paid in capitalB	–C	–C	.01	–C	–C	.01
Net asset value, end of period	$13.32	$17.83	$21.73	$29.95	$45.04	$50.68
Total ReturnD,E,F	(25.29)%	(17.95)%	(27.45)%	(33.50)%	(6.49)%	36.62%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.53%I	1.50%	1.49%	1.45%	1.43%	1.44%
Expenses net of fee waivers, if any	1.49%I	1.46%	1.47%	1.44%	1.42%	1.42%
Expenses net of all reductions	1.49%I	1.46%	1.46%	1.44%	1.42%	1.42%
Net investment income (loss)	(.60)%I	(.79)%	(.28)%	(.09)%	(.57)%	(.90)%
Supplemental Data
Net assets, end of period (000 omitted)	$12,157	$16,200	$18,402	$24,913	$40,664	$45,846
Portfolio turnover rateJ	22%I	20%	56%	18%	22%	35%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Gold Portfolio Class B

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$17.27	$21.14	$29.27	$44.24	$50.02	$39.87
Income from Investment Operations
Net investment income (loss)B	(.08)	(.24)	(.16)	(.21)	(.49)	(.66)
Net realized and unrealized gain (loss)	(4.32)	(3.63)	(7.98)	(14.76)	(2.76)	15.02
Total from investment operations	(4.40)	(3.87)	(8.14)	(14.97)	(3.25)	14.36
Distributions from net realized gain	–	–	–	–	(2.53)	(4.21)
Redemption fees added to paid in capitalB	–C	–C	.01	–C	–C	–C
Net asset value, end of period	$12.87	$17.27	$21.14	$29.27	$44.24	$50.02
Total ReturnD,E,F	(25.48)%	(18.31)%	(27.78)%	(33.84)%	(6.95)%	35.97%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.00%I	1.97%	1.95%	1.93%	1.90%	1.93%
Expenses net of fee waivers, if any	1.96%I	1.93%	1.93%	1.92%	1.90%	1.92%
Expenses net of all reductions	1.96%I	1.93%	1.93%	1.91%	1.90%	1.91%
Net investment income (loss)	(1.07)%I	(1.26)%	(.75)%	(.57)%	(1.04)%	(1.39)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,397	$2,461	$4,373	$9,423	$20,894	$26,837
Portfolio turnover rateJ	22%I	20%	56%	18%	22%	35%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Gold Portfolio Class C

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$17.20	$21.06	$29.15	$44.05	$49.81	$39.75
Income from Investment Operations
Net investment income (loss)B	(.08)	(.23)	(.16)	(.20)	(.47)	(.64)
Net realized and unrealized gain (loss)	(4.31)	(3.63)	(7.94)	(14.70)	(2.76)	14.98
Total from investment operations	(4.39)	(3.86)	(8.10)	(14.90)	(3.23)	14.34
Distributions from net realized gain	–	–	–	–	(2.53)	(4.28)
Redemption fees added to paid in capitalB	–C	–C	.01	–C	–C	–C
Net asset value, end of period	$12.81	$17.20	$21.06	$29.15	$44.05	$49.81
Total ReturnD,E,F	(25.52)%	(18.33)%	(27.75)%	(33.83)%	(6.93)%	36.01%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.98%I	1.96%	1.96%	1.93%	1.87%	1.89%
Expenses net of fee waivers, if any	1.94%I	1.92%	1.94%	1.92%	1.87%	1.88%
Expenses net of all reductions	1.94%I	1.92%	1.93%	1.91%	1.87%	1.87%
Net investment income (loss)	(1.06)%I	(1.25)%	(.76)%	(.57)%	(1.01)%	(1.35)%
Supplemental Data
Net assets, end of period (000 omitted)	$33,201	$39,429	$33,811	$37,787	$67,996	$72,431
Portfolio turnover rateJ	22%I	20%	56%	18%	22%	35%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Gold Portfolio

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.50	$22.41	$30.72	$45.96	$51.44	$40.85
Income from Investment Operations
Net investment income (loss)B	–C	(.04)	.06	.16	(.02)	(.18)
Net realized and unrealized gain (loss)	(4.65)	(3.87)	(8.38)	(15.40)	(2.85)	15.43
Total from investment operations	(4.65)	(3.91)	(8.32)	(15.24)	(2.87)	15.25
Distributions from net realized gain	–	–	–	–	(2.61)	(4.67)
Redemption fees added to paid in capitalB	–C	–C	.01	–C	–C	.01
Net asset value, end of period	$13.85	$18.50	$22.41	$30.72	$45.96	$51.44
Total ReturnD,E	(25.14)%	(17.45)%	(27.05)%	(33.16)%	(6.00)%	37.35%
Ratios to Average Net AssetsF,G
Expenses before reductions	.98%H	.94%	.94%	.93%	.89%	.91%
Expenses net of fee waivers, if any	.93%H	.90%	.92%	.92%	.89%	.90%
Expenses net of all reductions	.93%H	.90%	.91%	.92%	.89%	.89%
Net investment income (loss)	(.05)%H	(.22)%	.27%	.43%	(.03)%	(.37)%
Supplemental Data
Net assets, end of period (000 omitted)	$740,159	$992,944	$1,275,913	$2,301,019	$3,924,440	$4,250,249
Portfolio turnover rateI	22%H	20%	56%	18%	22%	35%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Gold Portfolio Class I

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.50	$22.41	$30.69	$45.87	$51.32	$40.77
Income from Investment Operations
Net investment income (loss)B	–C	(.04)	.07	.20	.02	(.15)
Net realized and unrealized gain (loss)	(4.64)	(3.87)	(8.36)	(15.38)	(2.85)	15.41
Total from investment operations	(4.64)	(3.91)	(8.29)	(15.18)	(2.83)	15.26
Distributions from net realized gain	–	–	–	–	(2.62)	(4.72)
Redemption fees added to paid in capitalB	–C	–C	.01	–C	–C	.01
Net asset value, end of period	$13.86	$18.50	$22.41	$30.69	$45.87	$51.32
Total ReturnD,E	(25.08)%	(17.45)%	(26.98)%	(33.09)%	(5.94)%	37.45%
Ratios to Average Net AssetsF,G
Expenses before reductions	.94%H	.90%	.87%	.84%	.82%	.85%
Expenses net of fee waivers, if any	.89%H	.86%	.85%	.83%	.81%	.84%
Expenses net of all reductions	.89%H	.86%	.84%	.82%	.81%	.83%
Net investment income (loss)	(.01)%H	(.18)%	.34%	.52%	.04%	(.31)%
Supplemental Data
Net assets, end of period (000 omitted)	$19,021	$23,667	$107,830	$128,262	$168,548	$137,246
Portfolio turnover rateI	22%H	20%	56%	18%	22%	35%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Notes to Consolidated Financial Statements (Unaudited)

For the period ended August 31, 2015

1. Organization.

Gold Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Gold and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Consolidated Subsidiary.

The Fund invests in certain commodity-related investments through Fidelity Select Gold Cayman, Ltd, a wholly owned subsidiary (the "Subsidiary"). As of August 31, 2015, the Fund held an investment of $88,827,307 in the Subsidiary, representing 10.6% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

4. Significant Accounting Policies.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), controlled foreign corporation, deferred trustees compensation, net operating losses, losses deferred due to wash sales and capital loss carryforwards.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end on an unconsolidated basis were as follows:

Gross unrealized appreciation	$81,771,580
Gross unrealized depreciation	(746,584,444)
Net unrealized appreciation (depreciation) on securities	$(664,812,864)
Tax cost	$1,546,365,582

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(134,736,786)
Long-term	(859,477,478)
Total capital loss carryforward	$(994,214,264)

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Consolidated Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $120,418,024 and $108,936,305, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease.

FMR, either through itself or through an affiliate provides investment management related services to the Subsidiary for which the Subsidiary pays a monthly management fee at the annual rate of .30% of its net assets. Under the management contract with the subsidiary, FMR pays all other expenses of the Subsidiary, except custodian fees.

For the reporting period, the total consolidated annualized management fee rate which includes the management fee of the Fund and the Subsidiary was .59% of the Fund's average net assets.

During the period, the investment adviser waived a portion of the Fund's management fee representing the amount of the management fee paid by the Subsidiary to FMR as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$50,570	$95
Class T	.25%	.25%	35,568	–
Class B	.75%	.25%	9,399	7,049
Class C	.75%	.25%	180,168	49,070
			$275,705	$56,214

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$12,199
Class T	4,395
Class B*	977
Class C*	1,705
$19,276

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$61,519.30
Class T	23,694.33
Class B	2,834.30
Class C	51,971.29
Gold	1,208,630.28
Class I	29,496.25
	$1,378,144

*Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were $3,255 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $728 and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $122,985.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to the management fee paid by the Subsidiary to FMR. During the period, this waiver reduced the Fund's management fee by $179,299.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $11,629 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4,008 and a portion of class-level operating expenses as follows:

Amount
Class A	$100
Class T	28
Class B	4
Class C	395
Gold	23,242
Class I	1,473
$25,242

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2015	Year ended February 28, 2015	Six months ended August 31, 2015	Year ended February 28, 2015
Class A
Shares sold	518,834	1,014,651	$8,025,425	$20,366,842
Shares redeemed	(465,693)	(1,163,476)	(7,275,162)	(22,763,258)
Net increase (decrease)	53,141	(148,825)	$750,263	$(2,396,416)
Class T
Shares sold	136,765	317,888	$2,107,964	$6,202,712
Shares redeemed	(132,218)	(256,267)	(2,013,307)	(4,926,125)
Net increase (decrease)	4,547	61,621	$94,657	$1,276,587
Class B
Shares sold	4,058	6,743	$57,181	$129,320
Shares redeemed	(37,931)	(71,044)	(574,395)	(1,326,720)
Net increase (decrease)	(33,873)	(64,301)	$(517,214)	$(1,197,400)
Class C
Shares sold	508,709	1,131,151	$7,441,929	$21,162,781
Shares redeemed	(210,167)	(444,470)	(3,005,672)	(8,210,673)
Net increase (decrease)	298,542	686,681	$4,436,257	$12,952,108
Gold
Shares sold	8,910,056	22,066,731	$139,098,070	$446,680,830
Shares redeemed	(9,151,440)	(25,311,740)	(145,489,035)	(508,417,315)
Net increase (decrease)	(241,384)	(3,245,009)	$(6,390,965)	$(61,736,485)
Class I
Shares sold	846,060	1,547,691	$14,167,660	$33,198,070
Shares redeemed	(752,517)	(5,080,368)	(11,269,149)	(106,841,413)
Net increase (decrease)	93,543	(3,532,677)	$2,898,511	$(73,643,343)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Materials Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Monsanto Co.	9.6	8.5
E.I. du Pont de Nemours & Co.	9.4	11.4
WestRock Co.	9.2	5.5
Eastman Chemical Co.	8.0	5.3
LyondellBasell Industries NV Class A	7.2	4.7
Ecolab, Inc.	6.4	5.3
PPG Industries, Inc.	4.9	0.0
Eagle Materials, Inc.	4.6	3.1
Graphic Packaging Holding Co.	3.8	2.5
CF Industries Holdings, Inc.	3.4	3.4
	66.5

Top Industries (% of fund's net assets)

As of August 31, 2015
Chemicals	63.5%
Containers & Packaging	21.6%
Metals & Mining	5.2%
Construction Materials	4.6%
Paper & Forest Products	1.5%
All Others*	3.6%

As of February 28, 2015
Chemicals	70.0%
Containers & Packaging	16.6%
Metals & Mining	6.7%
Construction Materials	3.1%
Paper & Forest Products	1.7%
All Others*	1.9%

* Includes short-term investments and net other assets (liabilities).

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Materials Portfolio

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Chemicals - 63.5%
Commodity Chemicals - 8.2%
LyondellBasell Industries NV Class A	1,421,396	$121,358,790
Orion Engineered Carbons SA	987,291	16,191,572
		137,550,362
Diversified Chemicals - 17.4%
E.I. du Pont de Nemours & Co.	3,037,700	156,441,550
Eastman Chemical Co.	1,857,730	134,611,116
		291,052,666
Fertilizers & Agricultural Chemicals - 14.5%
Agrium, Inc.	235,300	24,433,211
CF Industries Holdings, Inc.	1,004,710	57,650,260
Monsanto Co.	1,644,830	160,617,649
		242,701,120
Specialty Chemicals - 23.4%
Albemarle Corp. U.S.	634,700	28,694,787
Ashland, Inc.	473,600	49,713,792
Ecolab, Inc.	988,320	107,865,245
Frutarom Industries Ltd.	192,796	7,320,092
NewMarket Corp.	73,229	28,064,282
PPG Industries, Inc.	864,500	82,378,205
Valspar Corp.	447,600	32,809,080
W.R. Grace & Co. (a)	554,340	54,846,400
		391,691,883

TOTAL CHEMICALS		1,062,996,031

Construction Materials - 4.6%
Construction Materials - 4.6%
Eagle Materials, Inc.	945,655	77,382,949
Containers & Packaging - 21.6%
Metal & Glass Containers - 4.2%
Ball Corp.	747,683	49,279,787
Owens-Illinois, Inc. (a)	995,900	20,764,515
		70,044,302
Paper Packaging - 17.4%
Graphic Packaging Holding Co.	4,485,495	63,245,480
Packaging Corp. of America	477,700	32,058,447
Sealed Air Corp.	819,000	42,137,550
WestRock Co.	2,585,119	153,426,813
		290,868,290

TOTAL CONTAINERS & PACKAGING		360,912,592

Energy Equipment & Services - 0.3%
Oil & Gas Equipment & Services - 0.3%
Aspen Aerogels, Inc. (a)	730,304	5,455,371
Metals & Mining - 5.2%
Steel - 5.2%
Nucor Corp.	763,000	33,030,270
Steel Dynamics, Inc.	2,789,000	54,329,720
		87,359,990
Paper & Forest Products - 1.5%
Paper Products - 1.5%
Domtar Corp.	614,400	24,705,024
Trading Companies & Distributors - 1.0%
Trading Companies & Distributors - 1.0%
Wolseley PLC	265,676	17,151,090
TOTAL COMMON STOCKS
(Cost $1,466,459,195)		1,635,963,047

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 0.15% (b)	29,154,794	29,154,794
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	12,705	12,705
TOTAL MONEY MARKET FUNDS
(Cost $29,167,499)		29,167,499
TOTAL INVESTMENT PORTFOLIO - 99.4%
(Cost $1,495,626,694)		1,665,130,546
NET OTHER ASSETS (LIABILITIES) - 0.6%		9,372,241
NET ASSETS - 100%		$1,674,502,787

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,804
Fidelity Securities Lending Cash Central Fund	47,166
Total	$63,970

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aspen Aerogels, Inc.	$10,127,522	$--	$3,743,092	$--	$--
Total	$10,127,522	$--	$3,743,092	$--	$--

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.9%
Netherlands	7.2%
Canada	1.5%
Bailiwick of Jersey	1.0%
Luxembourg	1.0%
Others (Individually Less Than 1%)	0.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Materials Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $12,140) — See accompanying schedule: Unaffiliated issuers (cost $1,466,459,195)	$1,635,963,047
Fidelity Central Funds (cost $29,167,499)	29,167,499
Total Investments (cost $1,495,626,694)		$1,665,130,546
Receivable for investments sold		13,287,975
Receivable for fund shares sold		2,167,025
Dividends receivable		3,035,995
Distributions receivable from Fidelity Central Funds		6,502
Prepaid expenses		13,140
Other receivables		55,775
Total assets		1,683,696,958
Liabilities
Payable for investments purchased	$2,755,247
Payable for fund shares redeemed	5,040,926
Accrued management fee	797,510
Distribution and service plan fees payable	153,565
Other affiliated payables	361,122
Other payables and accrued expenses	73,096
Collateral on securities loaned, at value	12,705
Total liabilities		9,194,171
Net Assets		$1,674,502,787
Net Assets consist of:
Paid in capital		$1,472,594,709
Undistributed net investment income		10,812,476
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		21,597,795
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		169,497,807
Net Assets		$1,674,502,787
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($266,036,916 ÷ 3,727,290 shares)		$71.38
Maximum offering price per share (100/94.25 of $71.38)		$75.73
Class T:
Net Asset Value and redemption price per share ($36,405,782 ÷ 513,954 shares)		$70.83
Maximum offering price per share (100/96.50 of $70.83)		$73.40
Class B:
Net Asset Value and offering price per share ($4,335,467 ÷ 62,647 shares)(a)		$69.20
Class C:
Net Asset Value and offering price per share ($87,674,791 ÷ 1,269,500 shares)(a)		$69.06
Materials:
Net Asset Value, offering price and redemption price per share ($870,836,054 ÷ 12,133,503 shares)		$71.77
Class I:
Net Asset Value, offering price and redemption price per share ($409,213,777 ÷ 5,713,013 shares)		$71.63

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2015 (Unaudited)
Investment Income
Dividends		$19,405,914
Interest		16
Income from Fidelity Central Funds		63,970
Total income		19,469,900
Expenses
Management fee	$5,244,790
Transfer agent fees	1,987,249
Distribution and service plan fees	1,010,334
Accounting and security lending fees	293,390
Custodian fees and expenses	14,041
Independent trustees' compensation	16,663
Registration fees	93,949
Audit	26,997
Legal	12,507
Miscellaneous	14,580
Total expenses before reductions	8,714,500
Expense reductions	(90,142)	8,624,358
Net investment income (loss)		10,845,542
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	38,934,697
Other affiliated issuers	(16,224)
Foreign currency transactions	(97,265)
Total net realized gain (loss)		38,821,208
Change in net unrealized appreciation (depreciation) on: Investment securities	(267,797,224)
Assets and liabilities in foreign currencies	(6,045)
Total change in net unrealized appreciation (depreciation)		(267,803,269)
Net gain (loss)		(228,982,061)
Net increase (decrease) in net assets resulting from operations		$(218,136,519)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,845,542	$16,415,183
Net realized gain (loss)	38,821,208	140,995,843
Change in net unrealized appreciation (depreciation)	(267,803,269)	(115,351,730)
Net increase (decrease) in net assets resulting from operations	(218,136,519)	42,059,296
Distributions to shareholders from net investment income	–	(14,132,791)
Distributions to shareholders from net realized gain	(906,398)	(176,045,519)
Total distributions	(906,398)	(190,178,310)
Share transactions - net increase (decrease)	(161,718,782)	139,840,860
Redemption fees	28,645	59,111
Total increase (decrease) in net assets	(380,733,054)	(8,219,043)
Net Assets
Beginning of period	2,055,235,841	2,063,454,884
End of period (including undistributed net investment income of $10,812,476 and distributions in excess of net investment income of $33,066, respectively)	$1,674,502,787	$2,055,235,841

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Materials Portfolio Class A

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$80.43	$86.46	$73.44	$69.23	$69.96	$52.54
Income from Investment Operations
Net investment income (loss)B	.38	.51	.36	.70	.40	1.08C
Net realized and unrealized gain (loss)	(9.39)	1.05	14.56	5.69	(.35)	17.40
Total from investment operations	(9.01)	1.56	14.92	6.39	.05	18.48
Distributions from net investment income	–	(.43)	(.30)	(.63)	(.40)	(1.06)
Distributions from net realized gain	(.04)	(7.17)	(1.60)	(1.55)	(.38)	(.01)
Total distributions	(.04)	(7.59)D	(1.90)	(2.18)	(.78)	(1.07)
Redemption fees added to paid in capitalB	–E	–E	–E	–E	–E	.01
Net asset value, end of period	$71.38	$80.43	$86.46	$73.44	$69.23	$69.96
Total ReturnF,G,H	(11.21)%	2.20%	20.46%	9.40%	.21%	35.33%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.06%K	1.06%	1.10%	1.13%	1.13%	1.16%
Expenses net of fee waivers, if any	1.06%K	1.06%	1.10%	1.13%	1.13%	1.16%
Expenses net of all reductions	1.05%K	1.06%	1.09%	1.12%	1.13%	1.15%
Net investment income (loss)	.98%K	.61%	.45%	1.02%	.61%	1.81%C
Supplemental Data
Net assets, end of period (000 omitted)	$266,037	$319,740	$336,777	$219,627	$157,781	$124,160
Portfolio turnover rateL	70%K	76%M	53%	61%	94%	87%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .41%.

 D Total distributions of $7.59 per share is comprised of distributions from net investment income of $.425 and distributions from net realized gain of $7.167 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Materials Portfolio Class T

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$79.95	$85.99	$73.05	$68.91	$69.68	$52.35
Income from Investment Operations
Net investment income (loss)B	.26	.25	.12	.50	.21	.90C
Net realized and unrealized gain (loss)	(9.34)	1.06	14.48	5.66	(.35)	17.34
Total from investment operations	(9.08)	1.31	14.60	6.16	(.14)	18.24
Distributions from net investment income	–	(.18)	(.06)	(.46)	(.25)	(.92)
Distributions from net realized gain	(.04)	(7.17)	(1.60)	(1.55)	(.38)	–
Total distributions	(.04)	(7.35)	(1.66)	(2.02)D	(.63)	(.92)
Redemption fees added to paid in capitalB	–E	–E	–E	–E	–E	.01
Net asset value, end of period	$70.83	$79.95	$85.99	$73.05	$68.91	$69.68
Total ReturnF,G,H	(11.37)%	1.90%	20.10%	9.10%	(.09)%	34.98%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.37%K	1.37%	1.40%	1.42%	1.42%	1.44%
Expenses net of fee waivers, if any	1.37%K	1.37%	1.40%	1.42%	1.42%	1.44%
Expenses net of all reductions	1.36%K	1.37%	1.39%	1.41%	1.41%	1.43%
Net investment income (loss)	.67%K	.31%	.15%	.73%	.33%	1.54%C
Supplemental Data
Net assets, end of period (000 omitted)	$36,406	$45,252	$45,223	$37,860	$28,290	$25,570
Portfolio turnover rateL	70%K	76%M	53%	61%	94%	87%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .14%.

 D Total distributions of $2.02 per share is comprised of distributions from net investment income of $.463 and distributions from net realized gain of $1.552 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Materials Portfolio Class B

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$78.31	$84.63	$72.21	$68.13	$68.95	$51.86
Income from Investment Operations
Net investment income (loss)B	.06	(.18)	(.28)	.16	(.11)	.60C
Net realized and unrealized gain (loss)	(9.13)	1.03	14.28	5.57	(.33)	17.13
Total from investment operations	(9.07)	.85	14.00	5.73	(.44)	17.73
Distributions from net investment income	–	–	–	(.10)	–	(.65)
Distributions from net realized gain	(.04)	(7.17)	(1.58)	(1.55)	(.38)	–
Total distributions	(.04)	(7.17)	(1.58)	(1.65)	(.38)	(.65)
Redemption fees added to paid in capitalB	–D	–D	–D	–D	–D	.01
Net asset value, end of period	$69.20	$78.31	$84.63	$72.21	$68.13	$68.95
Total ReturnE,F,G	(11.59)%	1.35%	19.50%	8.55%	(.57)%	34.29%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.88%J	1.89%	1.90%	1.92%	1.91%	1.93%
Expenses net of fee waivers, if any	1.88%J	1.89%	1.90%	1.92%	1.91%	1.93%
Expenses net of all reductions	1.88%J	1.89%	1.90%	1.91%	1.91%	1.92%
Net investment income (loss)	.16%J	(.22)%	(.36)%	.24%	(.17)%	1.04%C
Supplemental Data
Net assets, end of period (000 omitted)	$4,335	$6,487	$8,671	$10,218	$11,040	$13,507
Portfolio turnover rateK	70%J	76%L	53%	61%	94%	87%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Materials Portfolio Class C

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$78.12	$84.38	$71.96	$67.98	$68.78	$51.79
Income from Investment Operations
Net investment income (loss)B	.09	(.12)	(.23)	.18	(.10)	.61C
Net realized and unrealized gain (loss)	(9.11)	1.03	14.23	5.55	(.32)	17.09
Total from investment operations	(9.02)	.91	14.00	5.73	(.42)	17.70
Distributions from net investment income	–	–	–	(.20)	–	(.72)
Distributions from net realized gain	(.04)	(7.17)	(1.58)	(1.55)	(.38)	–
Total distributions	(.04)	(7.17)	(1.58)	(1.75)	(.38)	(.72)
Redemption fees added to paid in capitalB	–D	–D	–D	–D	–D	.01
Net asset value, end of period	$69.06	$78.12	$84.38	$71.96	$67.98	$68.78
Total ReturnE,F,G	(11.56)%	1.43%	19.56%	8.58%	(.55)%	34.29%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.82%J	1.82%	1.85%	1.89%	1.89%	1.93%
Expenses net of fee waivers, if any	1.81%J	1.82%	1.85%	1.89%	1.89%	1.93%
Expenses net of all reductions	1.81%J	1.82%	1.84%	1.88%	1.89%	1.92%
Net investment income (loss)	.23%J	(.14)%	(.30)%	.26%	(.15)%	1.04%C
Supplemental Data
Net assets, end of period (000 omitted)	$87,675	$107,697	$106,879	$75,007	$58,296	$46,525
Portfolio turnover rateK	70%J	76%L	53%	61%	94%	87%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Materials Portfolio

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$80.77	$86.81	$73.68	$69.41	$70.11	$52.61
Income from Investment Operations
Net investment income (loss)B	.48	.73	.58	.90	.60	1.25C
Net realized and unrealized gain (loss)	(9.44)	1.05	14.63	5.71	(.37)	17.43
Total from investment operations	(8.96)	1.78	15.21	6.61	.23	18.68
Distributions from net investment income	–	(.65)	(.48)	(.79)	(.55)	(1.16)
Distributions from net realized gain	(.04)	(7.17)	(1.60)	(1.55)	(.38)	(.03)
Total distributions	(.04)	(7.82)	(2.08)	(2.34)	(.93)	(1.19)
Redemption fees added to paid in capitalB	–D	–D	–D	–D	–D	.01
Net asset value, end of period	$71.77	$80.77	$86.81	$73.68	$69.41	$70.11
Total ReturnE,F	(11.10)%	2.46%	20.80%	9.71%	.49%	35.70%
Ratios to Average Net AssetsG,H
Expenses before reductions	.81%I	.80%	.82%	.85%	.85%	.88%
Expenses net of fee waivers, if any	.80%I	.80%	.82%	.85%	.85%	.88%
Expenses net of all reductions	.80%I	.80%	.82%	.84%	.84%	.87%
Net investment income (loss)	1.24%I	.87%	.73%	1.30%	.90%	2.10%C
Supplemental Data
Net assets, end of period (000 omitted)	$870,836	$1,107,689	$1,231,942	$1,146,782	$1,089,619	$1,195,371
Portfolio turnover rateJ	70%I	76%K	53%	61%	94%	87%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .70%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Materials Portfolio Class I

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$80.60	$86.66	$73.57	$69.35	$70.05	$52.58
Income from Investment Operations
Net investment income (loss)B	.49	.74	.59	.90	.60	1.28C
Net realized and unrealized gain (loss)	(9.42)	1.05	14.60	5.70	(.36)	17.40
Total from investment operations	(8.93)	1.79	15.19	6.60	.24	18.68
Distributions from net investment income	–	(.68)	(.50)	(.83)	(.56)	(1.19)
Distributions from net realized gain	(.04)	(7.17)	(1.60)	(1.55)	(.38)	(.03)
Total distributions	(.04)	(7.85)	(2.10)	(2.38)	(.94)	(1.22)
Redemption fees added to paid in capitalB	–D	–D	–D	–D	–D	.01
Net asset value, end of period	$71.63	$80.60	$86.66	$73.57	$69.35	$70.05
Total ReturnE,F	(11.09)%	2.49%	20.81%	9.71%	.50%	35.73%
Ratios to Average Net AssetsG,H
Expenses before reductions	.78%I	.78%	.81%	.85%	.84%	.86%
Expenses net of fee waivers, if any	.78%I	.78%	.81%	.85%	.84%	.86%
Expenses net of all reductions	.78%I	.78%	.81%	.84%	.83%	.85%
Net investment income (loss)	1.26%I	.89%	.74%	1.30%	.91%	2.11%C
Supplemental Data
Net assets, end of period (000 omitted)	$409,214	$468,371	$333,963	$246,696	$89,299	$85,130
Portfolio turnover rateJ	70%I	76%K	53%	61%	94%	87%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .72%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2015

1. Organization.

Materials Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Materials and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, in-kind transactions, passive foreign investment companies (PFIC), original issue discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$275,231,923
Gross unrealized depreciation	(110,844,501)
Net unrealized appreciation (depreciation) on securities	$164,387,422
Tax cost	$1,500,743,124

The Fund elected to defer to its next fiscal year approximately $5,660,716 of capital losses recognized during the period November 1, 2014 to February 28, 2015.

Capital loss carryforwards are only available to offset future gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act or 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration:
2017	$(810,939)
2018	(1,022,988)
2019	(80,787)
Total with expiration	$(1,914,714)

The Fund acquired $1,914,714 of its capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $611,309 per year.

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $655,679,558 and $827,401,816, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$375,494	$–
Class T	.25%	.25%	103,416	–
Class B	.75%	.25%	27,071	20,303
Class C	.75%	.25%	504,353	82,905
			$1,010,334	$103,208

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$36,807
Class T	2,919
Class B*	1,723
Class C*	7,735
$49,184

*When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$322,696.21
Class T	56,715.27
Class B	7,671.28
Class C	110,277.22
Materials	1,067,247.21
Class I	422,643.19
	$1,987,249

*Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10,550 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,527 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $47,166.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $36,952 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $7,779 and a portion of class-level operating expenses as follows:

Amount
Class A	$6,876
Class T	846
Class B	22
Class C	2,309
Materials	27,233
Class I	8,125
$ 45,411

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2015	Year ended February 28, 2015
From net investment income
Class A	$–	$1,638,100
Class T	–	99,020
Materials	–	8,803,568
Class I	–	3,592,103
Total	$–	$14,132,791
From net realized gain
Class A	$142,163	$27,780,861
Class T	19,809	3,863,168
Class B	2,750	628,830
Class C	49,466	9,676,799
Materials	481,379	98,020,822
Class I	210,831	36,075,039
Total	$906,398	$176,045,519

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2015	Year ended February 28, 2015	Six months ended August 31, 2015	Year ended February 28, 2015
Class A
Shares sold	440,698	1,287,549	$34,144,694	$107,992,682
Reinvestment of distributions	1,705	350,058	134,157	27,494,344
Shares redeemed	(690,349)	(1,557,532)	(53,337,676)	(130,043,911)
Net increase (decrease)	(247,946)	80,075	$(19,058,825)	$5,443,115
Class T
Shares sold	37,053	122,029	$2,833,717	$10,167,521
Reinvestment of distributions	244	48,608	19,104	3,794,851
Shares redeemed	(89,364)	(130,511)	(6,884,642)	(10,688,592)
Net increase (decrease)	(52,067)	40,126	$(4,031,821)	$3,273,780
Class B
Shares sold	1,414	2,935	$108,496	$242,184
Reinvestment of distributions	34	7,683	2,627	590,123
Shares redeemed	(21,639)	(30,247)	(1,632,076)	(2,465,575)
Net increase (decrease)	(20,191)	(19,629)	$(1,520,953)	$(1,633,268)
Class C
Shares sold	85,043	367,698	$6,423,692	$30,096,831
Reinvestment of distributions	579	110,883	44,233	8,472,087
Shares redeemed	(194,719)	(366,676)	(14,553,390)	(29,116,038)
Net increase (decrease)	(109,097)	111,905	$(8,085,465)	$9,452,880
Materials
Shares sold	625,816	2,411,814	$48,746,846	$202,615,605
Reinvestment of distributions	5,717	1,274,428	451,965	100,536,677
Shares redeemed	(2,211,617)	(4,164,314)	(171,119,417)	(345,204,286)
Net increase (decrease)	(1,580,084)	(478,072)	$(121,920,606)	$(42,052,004)
Class I
Shares sold	840,288	4,739,071A	$65,266,509	$400,864,210A
Reinvestment of distributions	2,499	464,747	197,171	36,366,289
Shares redeemed	(940,497)	(3,246,644)B	(72,564,792)	(271,874,142)B
Net increase (decrease)	(97,710)	1,957,174	$(7,101,112)	$165,356,357

 A Amount includes in-kind exchanges.

 B Amount includes in-kind redemptions.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Telecommunications Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
AT&T, Inc.	24.0	13.9
Verizon Communications, Inc.	16.6	19.9
T-Mobile U.S., Inc.	4.5	4.3
Level 3 Communications, Inc.	4.5	6.4
SBA Communications Corp. Class A	4.2	4.3
American Tower Corp.	4.2	2.3
Cogent Communications Group, Inc.	3.9	4.3
CenturyLink, Inc.	3.2	3.3
Telephone & Data Systems, Inc.	3.0	3.2
Frontier Communications Corp.	2.8	3.0
	70.9

Top Industries (% of fund's net assets)

As of August 31, 2015
Diversified Telecommunication Services	70.2%
Wireless Telecommunication Services	19.1%
Real Estate Investment Trusts	5.2%
Media	2.1%
Internet Software & Services	1.0%
All Others*	2.4%

As of February 28, 2015
Diversified Telecommunication Services	62.8%
Wireless Telecommunication Services	19.8%
Media	9.8%
Real Estate Investment Trusts	2.7%
Internet Software & Services	1.0%
All Others*	3.9%

* Includes short-term investments and net other assets (liabilities).

Telecommunications Portfolio

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Communications Equipment - 0.7%
Communications Equipment - 0.7%
Ruckus Wireless, Inc. (a)	295,500	$3,345,060
Diversified Telecommunication Services - 69.7%
Alternative Carriers - 18.1%
8x8, Inc. (a)	837,086	6,470,675
Cogent Communications Group, Inc.	619,868	17,213,734
Globalstar, Inc. (a)(b)	2,591,600	4,561,216
Iliad SA	9,309	2,102,799
inContact, Inc. (a)(b)	958,313	7,235,263
Iridium Communications, Inc. (a)(b)	504,976	3,762,071
Level 3 Communications, Inc. (a)	443,767	19,849,698
Lumos Networks Corp.	579,378	6,801,898
Premiere Global Services, Inc. (a)	525,883	5,669,019
Towerstream Corp. (a)(b)	807,024	1,202,466
Vonage Holdings Corp. (a)	766,171	4,252,249
Zayo Group Holdings, Inc.	34,800	973,356
		80,094,444
Integrated Telecommunication Services - 51.6%
AT&T, Inc.	3,201,420	106,287,144
Atlantic Tele-Network, Inc.	110,000	7,859,500
Bezeq The Israel Telecommunication Corp. Ltd.	1,252,300	2,250,046
CenturyLink, Inc.	526,778	14,244,077
Cincinnati Bell, Inc. (a)	884,314	3,033,197
Consolidated Communications Holdings, Inc.	211,398	4,124,375
Frontier Communications Corp. (b)	2,466,183	12,503,548
General Communications, Inc. Class A (a)	63,694	1,073,244
IDT Corp. Class B	202,881	3,169,001
Telecom Italia SpA (a)	4,000	4,855
Verizon Communications, Inc.	1,599,497	73,592,857
Windstream Holdings, Inc. (b)	42,580	306,150
		228,447,994

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		308,542,438

Internet Software & Services - 1.0%
Internet Software & Services - 1.0%
Gogo, Inc. (a)(b)	202,000	3,209,780
Rackspace Hosting, Inc. (a)	38,700	1,176,867
		4,386,647
Media - 2.1%
Cable & Satellite - 2.1%
Charter Communications, Inc. Class A (a)(b)	12,800	2,324,608
Liberty Global PLC Class C (a)	40,336	1,809,876
Liberty LiLac Group Class C (a)	1,916	63,707
Time Warner Cable, Inc.	28,300	5,264,366
		9,462,557
Real Estate Investment Trusts - 5.2%
Specialized REITs - 5.2%
American Tower Corp.	200,190	18,455,516
Communications Sales & Leasing, Inc.	137,000	2,753,700
Crown Castle International Corp.	14,000	1,167,460
CyrusOne, Inc.	21,100	668,026
		23,044,702
Software - 0.5%
Application Software - 0.3%
Interactive Intelligence Group, Inc. (a)	37,100	1,298,871
Systems Software - 0.2%
Rovi Corp. (a)	90,700	1,004,049

TOTAL SOFTWARE		2,302,920

Wireless Telecommunication Services - 18.9%
Wireless Telecommunication Services - 18.9%
Bharti Infratel Ltd.	481,103	2,898,945
KDDI Corp.	179,400	4,451,610
Leap Wireless International, Inc. rights (a)	400	1,008
RingCentral, Inc. (a)	257,690	4,434,845
SBA Communications Corp. Class A (a)	158,156	18,694,039
Shenandoah Telecommunications Co.	51,626	1,997,410
SoftBank Corp.	76,900	4,474,300
Sprint Corp. (a)(b)	2,118,585	10,720,040
T-Mobile U.S., Inc. (a)	502,497	19,903,906
Telephone & Data Systems, Inc.	470,664	13,385,684
U.S. Cellular Corp. (a)	70,900	2,617,628
		83,579,415
TOTAL COMMON STOCKS
(Cost $406,491,722)		434,663,739

Nonconvertible Preferred Stocks - 0.7%
Diversified Telecommunication Services - 0.5%
Integrated Telecommunication Services - 0.5%
Telefonica Brasil SA sponsored ADR	187,700	2,089,101
Wireless Telecommunication Services - 0.2%
Wireless Telecommunication Services - 0.2%
TIM Participacoes SA sponsored ADR (b)	68,300	825,747
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $4,873,932)		2,914,848

Money Market Funds - 9.0%
Fidelity Cash Central Fund, 0.15% (c)	3,716,824	3,716,824
Fidelity Securities Lending Cash Central Fund, 0.19% (c)(d)	36,212,186	36,212,186
TOTAL MONEY MARKET FUNDS
(Cost $39,929,010)		39,929,010
TOTAL INVESTMENT PORTFOLIO - 107.8%
(Cost $451,294,664)		477,507,597
NET OTHER ASSETS (LIABILITIES) - (7.8)%		(34,609,017)
NET ASSETS - 100%		$442,898,580

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,800
Fidelity Securities Lending Cash Central Fund	261,852
Total	$266,652

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$434,663,739	$425,731,966	$8,930,765	$1,008
Nonconvertible Preferred Stocks	2,914,848	2,914,848	--	--
Money Market Funds	39,929,010	39,929,010	--	--
Total Investments in Securities:	$477,507,597	$468,575,824	$8,930,765	$1,008

See accompanying notes which are an integral part of the financial statements.

Telecommunications Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $34,895,988) — See accompanying schedule: Unaffiliated issuers (cost $411,365,654)	$437,578,587
Fidelity Central Funds (cost $39,929,010)	39,929,010
Total Investments (cost $451,294,664)		$477,507,597
Receivable for investments sold		1,766,887
Receivable for fund shares sold		180,063
Dividends receivable		290,683
Distributions receivable from Fidelity Central Funds		17,228
Prepaid expenses		3,301
Other receivables		17,532
Total assets		479,783,291
Liabilities
Payable for fund shares redeemed	$336,971
Accrued management fee	209,789
Distribution and service plan fees payable	11,414
Other affiliated payables	87,438
Other payables and accrued expenses	26,913
Collateral on securities loaned, at value	36,212,186
Total liabilities		36,884,711
Net Assets		$442,898,580
Net Assets consist of:
Paid in capital		$414,143,036
Undistributed net investment income		3,347,303
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(801,296)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		26,209,537
Net Assets		$442,898,580
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($11,277,613 ÷ 190,074.6 shares)		$59.33
Maximum offering price per share (100/94.25 of $59.33)		$62.95
Class T:
Net Asset Value and redemption price per share ($4,673,388 ÷ 79,139.6 shares)		$59.05
Maximum offering price per share (100/96.50 of $59.05)		$61.19
Class B:
Net Asset Value and offering price per share ($293,027 ÷ 4,941.8 shares)(a)		$59.30
Class C:
Net Asset Value and offering price per share ($7,854,045 ÷ 133,279.2 shares)(a)		$58.93
Telecommunications:
Net Asset Value, offering price and redemption price per share ($416,170,637 ÷ 6,974,835.5 shares)		$59.67
Class I:
Net Asset Value, offering price and redemption price per share ($2,629,870 ÷ 44,193.5 shares)		$59.51

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2015 (Unaudited)
Investment Income
Dividends		$4,875,493
Income from Fidelity Central Funds (including $261,852 from security lending)		266,652
Total income		5,142,145
Expenses
Management fee	$1,143,661
Transfer agent fees	410,388
Distribution and service plan fees	68,462
Accounting and security lending fees	84,413
Custodian fees and expenses	13,468
Independent trustees' compensation	3,397
Registration fees	59,639
Audit	29,468
Legal	2,953
Interest	121
Miscellaneous	2,591
Total expenses before reductions	1,818,561
Expense reductions	(37,014)	1,781,547
Net investment income (loss)		3,360,598
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,446,056
Foreign currency transactions	(11,945)
Total net realized gain (loss)		5,434,111
Change in net unrealized appreciation (depreciation) on: Investment securities	(37,681,329)
Assets and liabilities in foreign currencies	(592)
Total change in net unrealized appreciation (depreciation)		(37,681,921)
Net gain (loss)		(32,247,810)
Net increase (decrease) in net assets resulting from operations		$(28,887,212)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,360,598	$6,193,869
Net realized gain (loss)	5,434,111	7,829,307
Change in net unrealized appreciation (depreciation)	(37,681,921)	28,387,304
Net increase (decrease) in net assets resulting from operations	(28,887,212)	42,410,480
Distributions to shareholders from net investment income	(275,781)	(13,679,321)
Share transactions - net increase (decrease)	99,746,494	(19,703,086)
Redemption fees	5,715	3,706
Total increase (decrease) in net assets	70,589,216	9,031,779
Net Assets
Beginning of period	372,309,364	363,277,585
End of period (including undistributed net investment income of $3,347,303 and undistributed net investment income of $262,486, respectively)	$442,898,580	$372,309,364

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Telecommunications Portfolio Class A

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012A	2011
Selected Per–Share Data
Net asset value, beginning of period	$63.26	$58.71	$51.58	$46.12	$46.93	$37.64
Income from Investment Operations
Net investment income (loss)B	.41	.76	1.76C	.99	.56	.57
Net realized and unrealized gain (loss)	(4.32)	5.83	6.48	5.43	(.86)	9.49
Total from investment operations	(3.91)	6.59	8.24	6.42	(.30)	10.06
Distributions from net investment income	(.02)	(2.04)	(1.11)	(.96)	(.51)	(.77)
Distributions from net realized gain	–	–	(.01)	–	–	–
Total distributions	(.02)	(2.04)	(1.11)D	(.96)	(.51)	(.77)
Redemption fees added to paid in capitalB,E	–	–	–	–	–	–
Net asset value, end of period	$59.33	$63.26	$58.71	$51.58	$46.12	$46.93
Total ReturnF,G,H	(6.18)%	11.54%	16.00%	13.97%	(.54)%	26.87%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.17%K	1.15%	1.18%	1.18%	1.20%	1.20%
Expenses net of fee waivers, if any	1.16%K	1.15%	1.18%	1.18%	1.20%	1.20%
Expenses net of all reductions	1.15%K	1.15%	1.15%	1.17%	1.18%	1.18%
Net investment income (loss)	1.31%K	1.26%	3.08%C	2.01%	1.21%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$11,278	$11,052	$7,712	$6,449	$4,677	$4,305
Portfolio turnover rateL	75%K	94%M	111%	76%	72%	72%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects large, non-recurring dividends which amounted to $.95 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.43%.

 D Total distributions of $1.11 per share is comprised of distributions from net investment income of $1.106 and distributions from net realized gain of $.005 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Telecommunications Portfolio Class T

	Six months ended(Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012A	2011
Selected Per–Share Data
Net asset value, beginning of period	$63.04	$58.50	$51.41	$46.01	$46.81	$37.55
Income from Investment Operations
Net investment income (loss)B	.31	.57	1.59C	.85	.42	.45
Net realized and unrealized gain (loss)	(4.30)	5.81	6.44	5.39	(.84)	9.47
Total from investment operations	(3.99)	6.38	8.03	6.24	(.42)	9.92
Distributions from net investment income	–	(1.84)	(.94)	(.84)	(.38)	(.66)
Distributions from net realized gain	–	–	(.01)	–	–	–
Total distributions	–	(1.84)	(.94)D	(.84)	(.38)	(.66)
Redemption fees added to paid in capitalB,E	–	–	–	–	–	–
Net asset value, end of period	$59.05	$63.04	$58.50	$51.41	$46.01	$46.81
Total ReturnF,G,H	(6.33)%	11.19%	15.64%	13.61%	(.82)%	26.54%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.48%K	1.47%	1.48%	1.48%	1.49%	1.48%
Expenses net of fee waivers, if any	1.48%K	1.47%	1.48%	1.48%	1.49%	1.48%
Expenses net of all reductions	1.47%K	1.46%	1.45%	1.46%	1.47%	1.46%
Net investment income (loss)	1.00%K	.94%	2.78%C	1.72%	.92%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$4,673	$5,095	$4,344	$4,237	$2,702	$2,882
Portfolio turnover rateL	75%K	94%M	111%	76%	72%	72%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects large, non-recurring dividends which amounted to $.94 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.13%.

 D Total distributions of $.94 per share is comprised of distributions from net investment income of $.939 and distributions from net realized gain of $.005 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Telecommunications Portfolio Class B

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012A	2011
Selected Per–Share Data
Net asset value, beginning of period	$63.45	$58.77	$51.63	$46.14	$46.93	$37.60
Income from Investment Operations
Net investment income (loss)B	.17	.29	1.33C	.62	.21	.25
Net realized and unrealized gain (loss)	(4.32)	5.84	6.48	5.42	(.83)	9.48
Total from investment operations	(4.15)	6.13	7.81	6.04	(.62)	9.73
Distributions from net investment income	–	(1.45)	(.66)	(.55)	(.17)	(.40)
Distributions from net realized gain	–	–	(.01)	–	–	–
Total distributions	–	(1.45)	(.67)	(.55)	(.17)	(.40)
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$59.30	$63.45	$58.77	$51.63	$46.14	$46.93
Total ReturnE,F,G	(6.54)%	10.67%	15.13%	13.11%	(1.29)%	25.96%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.95%J	1.93%	1.93%	1.93%	1.95%	1.95%
Expenses net of fee waivers, if any	1.95%J	1.93%	1.93%	1.93%	1.95%	1.95%
Expenses net of all reductions	1.93%J	1.92%	1.91%	1.92%	1.93%	1.93%
Net investment income (loss)	.53%J	.49%	2.32%C	1.26%	.47%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$293	$409	$546	$576	$596	$706
Portfolio turnover rateK	75%J	94%L	111%	76%	72%	72%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects large, non-recurring dividends which amounted to $.95 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been .67%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Telecommunications Portfolio Class C

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012A	2011
Selected Per–Share Data
Net asset value, beginning of period	$63.04	$58.54	$51.47	$46.02	$46.89	$37.61
Income from Investment Operations
Net investment income (loss)B	.17	.34	1.36C	.63	.22	.26
Net realized and unrealized gain (loss)	(4.28)	5.80	6.46	5.41	(.84)	9.46
Total from investment operations	(4.11)	6.14	7.82	6.04	(.62)	9.72
Distributions from net investment income	–	(1.64)	(.74)	(.59)	(.25)	(.44)
Distributions from net realized gain	–	–	(.01)	–	–	–
Total distributions	–	(1.64)	(.75)	(.59)	(.25)	(.44)
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$58.93	$63.04	$58.54	$51.47	$46.02	$46.89
Total ReturnE,F,G	(6.52)%	10.75%	15.20%	13.14%	(1.27)%	25.95%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.92%J	1.85%	1.88%	1.90%	1.93%	1.94%
Expenses net of fee waivers, if any	1.92%J	1.85%	1.88%	1.90%	1.93%	1.94%
Expenses net of all reductions	1.90%J	1.85%	1.85%	1.89%	1.91%	1.92%
Net investment income (loss)	.56%J	.56%	2.38%C	1.29%	.48%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$7,854	$7,074	$5,523	$4,353	$3,514	$3,035
Portfolio turnover rateK	75%J	94%L	111%	76%	72%	72%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects large, non-recurring dividends which amounted to $.94 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been .73%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Telecommunications Portfolio

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012A	2011
Selected Per–Share Data
Net asset value, beginning of period	$63.54	$58.94	$51.75	$46.26	$47.07	$37.73
Income from Investment Operations
Net investment income (loss)B	.52	.96	1.96C	1.15	.70	.69
Net realized and unrealized gain (loss)	(4.34)	5.85	6.51	5.43	(.86)	9.52
Total from investment operations	(3.82)	6.81	8.47	6.58	(.16)	10.21
Distributions from net investment income	(.05)	(2.21)	(1.28)	(1.09)	(.65)	(.87)
Distributions from net realized gain	–	–	(.01)	–	–	–
Total distributions	(.05)	(2.21)	(1.28)D	(1.09)	(.65)	(.87)
Redemption fees added to paid in capitalB,E	–	–	–	–	–	–
Net asset value, end of period	$59.67	$63.54	$58.94	$51.75	$46.26	$47.07
Total ReturnF,G	(6.01)%	11.90%	16.40%	14.30%	(.23)%	27.24%
Ratios to Average Net AssetsH,I
Expenses before reductions	.83%J	.83%	.85%	.87%	.90%	.92%
Expenses net of fee waivers, if any	.83%J	.83%	.85%	.87%	.90%	.92%
Expenses net of all reductions	.82%J	.82%	.82%	.85%	.88%	.91%
Net investment income (loss)	1.65%J	1.58%	3.41%C	2.33%	1.52%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$416,171	$346,174	$343,548	$377,841	$342,262	$354,938
Portfolio turnover rateK	75%J	94%L	111%	76%	72%	72%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects large, non-recurring dividends which amounted to $.95 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.76%.

 D Total distributions of $1.28 per share is comprised of distributions from net investment income of $1.275 and distributions from net realized gain of $.005 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Telecommunications Portfolio Class I

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012A	2011
Selected Per–Share Data
Net asset value, beginning of period	$63.38	$58.80	$51.65	$46.20	$47.02	$37.69
Income from Investment Operations
Net investment income (loss)B	.51	.94	1.93C	1.17	.70	.71
Net realized and unrealized gain (loss)	(4.32)	5.83	6.48	5.42	(.88)	9.50
Total from investment operations	(3.81)	6.77	8.41	6.59	(.18)	10.21
Distributions from net investment income	(.06)	(2.19)	(1.25)	(1.14)	(.64)	(.88)
Distributions from net realized gain	–	–	(.01)	–	–	–
Total distributions	(.06)	(2.19)	(1.26)	(1.14)	(.64)	(.88)
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$59.51	$63.38	$58.80	$51.65	$46.20	$47.02
Total ReturnE,F	(6.02)%	11.85%	16.30%	14.33%	(.26)%	27.27%
Ratios to Average Net AssetsG,H
Expenses before reductions	.85%I	.86%	.91%	.85%	.89%	.91%
Expenses net of fee waivers, if any	.85%I	.86%	.91%	.85%	.89%	.91%
Expenses net of all reductions	.84%I	.85%	.88%	.83%	.87%	.89%
Net investment income (loss)	1.63%I	1.55%	3.35%C	2.35%	1.52%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$2,630	$2,505	$1,604	$2,641	$1,022	$1,743
Portfolio turnover rateJ	75%I	94%K	111%	76%	72%	72%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects large, non-recurring dividends which amounted to $.95 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.70%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2015

1. Organization.

Telecommunications Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Telecommunications and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transaction, in-kind transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$48,958,944
Gross unrealized depreciation	(26,279,442)
Net unrealized appreciation (depreciation) on securities	$22,679,502
Tax cost	$454,828,095

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(2,739,258)

The Fund elected to defer to its next fiscal year approximately $1,605,208 of capital losses recognized during the period November 1, 2014 to February 28, 2015.

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $253,371,396 and $151,002,092, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$14,634	$644
Class T	.25%	.25%	12,614	–
Class B	.75%	.25%	1,771	1,328
Class C	.75%	.25%	39,443	8,926
			$68,462	$10,898

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$6,592
Class T	1,090
Class B*	7
Class C*	296
$7,985

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$16,054.27
Class T	8,611.34
Class B	538.30
Class C	10,901.28
Telecommunications	370,847.19
Class I	3,437.21
	$ 410,388

*Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6,398 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$5,833,500.37%		$121

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $298 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $261,852.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $25,810 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of the fund-level operating expenses in the amount of $1,758 and a portion of class-level operating expenses as follows:

Amount
Class A	$152
Class T	11
Class B	1
Class C	135
Telecommunications	9,106
Class I	41
$9,446

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2015	Year ended February 28, 2015
From net investment income
Class A	$4,067	$309,863
Class T	–	143,116
Class B	–	12,248
Class C	–	161,299
Telecommunications	268,350	12,985,170
Class I	3,364	67,625
Total	$275,781	$13,679,321

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2015	Year ended February 28, 2015	Six months ended August 31, 2015	Year ended February 28, 2015
Class A
Shares sold	42,570	79,279	$2,653,863	$4,786,534
Reinvestment of distributions	62	5,091	3,876	297,550
Shares redeemed	(27,260)	(41,031)	(1,695,334)	(2,466,354)
Net increase (decrease)	15,372	43,339	$962,405	$2,617,730
Class T
Shares sold	7,480	20,637	$463,456	$1,237,395
Reinvestment of distributions	–	2,409	–	139,987
Shares redeemed	(9,168)	(16,465)	$(561,396)	$(994,017)
Net increase (decrease)	(1,688)	6,581	$(97,940)	$383,365
Class B
Shares sold	129	45	$7,453	$2,624
Reinvestment of distributions	–	197	–	11,445
Shares redeemed	(1,637)	(3,091)	(101,595)	(186,477)
Net increase (decrease)	(1,508)	(2,849)	$(94,142)	$(172,408)
Class C
Shares sold	32,550	28,734	$2,029,083	$1,731,696
Reinvestment of distributions	–	2,043	–	118,683
Shares redeemed	(11,472)	(12,919)	(710,851)	(773,747)
Net increase (decrease)	21,078	17,858	$1,318,232	$1,076,632
Telecommunications
Shares sold	2,361,442	3,400,370	$149,105,313	$205,982,254
Reinvestment of distributions	4,075	212,695	257,513	12,494,070
Shares redeemed	(838,911)	(3,993,893)A	(52,018,468)	(242,841,980)A
Net increase (decrease)	1,526,606	(380,828)	$97,344,358	$(24,365,656)
Class I
Shares sold	28,397	29,046	$1,792,100	$1,764,278
Reinvestment of distributions	48	956	3,004	56,138
Shares redeemed	(23,780)	(17,754)	(1,481,523)	(1,063,165)
Net increase (decrease)	4,665	12,248	$313,581	$757,251

 A Amount includes in-kind redemptions.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Core Fund was the owner of record of approximately 14% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 22% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During Period-B March 1, 2015 to August 31, 2015
Consumer Staples Portfolio
Class A	1.04%
Actual		$1,000.00	$901.30	$4.97
Hypothetical-C		$1,000.00	$1,019.91	$5.28
Class T	1.32%
Actual		$1,000.00	$900.10	$6.30
Hypothetical-C		$1,000.00	$1,018.50	$6.70
Class B	1.81%
Actual		$1,000.00	$897.90	$8.63
Hypothetical-C		$1,000.00	$1,016.04	$9.17
Class C	1.80%
Actual		$1,000.00	$898.00	$8.59
Hypothetical-C		$1,000.00	$1,016.09	$9.12
Consumer Staples	.77%
Actual		$1,000.00	$902.60	$3.68
Hypothetical-C		$1,000.00	$1,021.27	$3.91
Class I	.77%
Actual		$1,000.00	$902.40	$3.68
Hypothetical-C		$1,000.00	$1,021.27	$3.91
Gold Portfolio
Class A	1.21%
Actual		$1,000.00	$748.20	$5.32
Hypothetical-C		$1,000.00	$1,019.05	$6.14
Class T	1.49%
Actual		$1,000.00	$747.10	$6.54
Hypothetical-C		$1,000.00	$1,017.65	$7.56
Class B	1.96%
Actual		$1,000.00	$745.20	$8.60
Hypothetical-C		$1,000.00	$1,015.28	$9.93
Class C	1.94%
Actual		$1,000.00	$744.80	$8.51
Hypothetical-C		$1,000.00	$1,015.38	$9.83
Gold	.93%
Actual		$1,000.00	$748.60	$4.09
Hypothetical-C		$1,000.00	$1,020.46	$4.72
Class I	.89%
Actual		$1,000.00	$749.20	$3.91
Hypothetical-C		$1,000.00	$1,020.66	$4.52
Materials Portfolio
Class A	1.06%
Actual		$1,000.00	$887.90	$5.03
Hypothetical-C		$1,000.00	$1,019.81	$5.38
Class T	1.37%
Actual		$1,000.00	886.30	$6.50
Hypothetical-C		$1,000.00	$1,018.25	$6.95
Class B	1.88%
Actual		$1,000.00	884.10	$8.90
Hypothetical-C		$1,000.00	$1,015.69	$9.53
Class C	1.81%
Actual		$1,000.00	$884.40	$8.57
Hypothetical-C		$1,000.00	$1,016.04	$9.17
Materials	.80%
Actual		$1,000.00	$889.00	$3.80
Hypothetical-C		$1,000.00	$1,021.11	$4.06
Class I	.78%
Actual		$1,000.00	$889.10	$3.70
Hypothetical-C		$1,000.00	$1,021.22	$3.96
Telecommunications Portfolio
Class A	1.16%
Actual		$1,000.00	$938.20	$5.65
Hypothetical-C		$1,000.00	$1,019.30	$5.89
Class T	1.48%
Actual		$1,000.00	$936.70	$7.20
Hypothetical-C		$1,000.00	$1,017.70	$7.51
Class B	1.95%
Actual		$1,000.00	$934.60	$9.48
Hypothetical-C		$1,000.00	$1,015.33	$9.88
Class C	1.92%
Actual		$1,000.00	$934.80	$9.34
Hypothetical-C		$1,000.00	$1,015.48	$9.73
Telecommunications	.83%
Actual		$1,000.00	$939.90	$4.05
Hypothetical-C		$1,000.00	$1,020.96	$4.22
Class I	.85%
Actual		$1,000.00	$939.80	$4.14
Hypothetical-C		$1,000.00	$1,020.86	$4.32

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

ASGMTI-SANN-1015
1.855657.108

Fidelity® Select Portfolios® Energy Sector Energy Portfolio Energy Service Portfolio Natural Gas Portfolio Natural Resources Portfolio Semi-Annual Report August 31, 2015

Contents

Energy Portfolio
Investment Summary
Investments
Financial Statements
Energy Service Portfolio
Investment Summary
Investments
Financial Statements
Natural Gas Portfolio
Investment Summary
Investments
Financial Statements
Natural Resources Portfolio
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Energy Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	13.8	13.1
Schlumberger Ltd.	8.4	8.2
EOG Resources, Inc.	6.2	6.1
Valero Energy Corp.	4.8	1.2
Anadarko Petroleum Corp.	4.3	5.0
Newfield Exploration Co.	4.1	1.8
Cimarex Energy Co.	4.1	4.0
Chevron Corp.	3.8	6.6
Noble Energy, Inc.	2.9	3.5
Pioneer Natural Resources Co.	2.9	0.9
	55.3

Top Industries (% of fund's net assets)

As of August 31, 2015
Oil, Gas & Consumable Fuels	80.7%
Energy Equipment & Services	16.5%
Independent Power and Renewable Electricity Producers	1.0%
Chemicals	0.6%
All Others*	1.2%

As of February 28, 2015
Oil, Gas & Consumable Fuels	78.5%
Energy Equipment & Services	17.8%
Independent Power and Renewable Electricity Producers	1.0%
Multi-Utilities	0.1%
All Others*	2.6%

* Includes short-term investments and net other assets (liabilities).

Energy Portfolio

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Chemicals - 0.6%
Commodity Chemicals - 0.6%
LyondellBasell Industries NV Class A	150,300	$12,832,614
Energy Equipment & Services - 16.5%
Oil & Gas Drilling - 0.5%
Helmerich & Payne, Inc. (a)	78,600	4,638,186
Ocean Rig UDW, Inc. (United States)	296,300	1,028,161
Odfjell Drilling A/S (b)	1,539,580	958,480
Xtreme Drilling & Coil Services Corp. (b)	2,252,600	3,082,001
		9,706,828
Oil & Gas Equipment & Services - 16.0%
Baker Hughes, Inc.	904,800	50,668,800
Cameron International Corp. (b)	538,000	35,916,880
Dril-Quip, Inc. (b)	227,674	15,695,846
FMC Technologies, Inc. (b)	164,159	5,709,450
Frank's International NV	771,000	12,575,010
Oceaneering International, Inc.	566,227	24,812,067
Schlumberger Ltd.	2,109,481	163,210,545
Total Energy Services, Inc.	147,600	1,682,882
		310,271,480

TOTAL ENERGY EQUIPMENT & SERVICES		319,978,308

Independent Power and Renewable Electricity Producers - 1.0%
Independent Power Producers & Energy Traders - 0.6%
Dynegy, Inc. (b)	328,878	8,468,609
NRG Yield, Inc. Class C (a)	237,700	3,817,462
		12,286,071
Renewable Electricity - 0.4%
NextEra Energy Partners LP	250,400	7,557,072

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		19,843,143

Oil, Gas & Consumable Fuels - 80.7%
Integrated Oil & Gas - 18.5%
Chevron Corp.	908,723	73,597,476
Exxon Mobil Corp.	3,555,848	267,542,005
Occidental Petroleum Corp.	204,900	14,959,749
Suncor Energy, Inc.	73,200	2,073,147
		358,172,377
Oil & Gas Exploration & Production - 45.6%
Anadarko Petroleum Corp.	1,170,315	83,771,148
Bankers Petroleum Ltd. (b)	1,607,000	2,870,515
Cabot Oil & Gas Corp.	137,400	3,252,258
Canadian Natural Resources Ltd.	292,100	6,583,129
Carrizo Oil & Gas, Inc. (b)	127,500	4,644,825
Cimarex Energy Co.	719,345	79,494,816
Concho Resources, Inc. (b)	415,300	44,918,848
ConocoPhillips Co.	230,496	11,328,878
Continental Resources, Inc. (b)	412,572	13,243,561
Diamondback Energy, Inc.	666,100	45,487,969
Encana Corp.	2,538,600	18,968,104
Energen Corp.	443,968	23,086,336
EOG Resources, Inc.	1,546,164	121,080,103
EQT Corp.	260,300	20,256,546
Evolution Petroleum Corp.	162,543	954,127
Gulfport Energy Corp. (b)	578,400	20,724,072
Hess Corp.	352,400	20,950,180
Memorial Resource Development Corp. (b)	2,050,800	39,806,028
Newfield Exploration Co. (b)	2,397,900	79,874,049
Noble Energy, Inc.	1,689,488	56,445,794
Northern Oil & Gas, Inc. (b)	582,001	3,509,466
Parsley Energy, Inc. Class A (b)	656,000	11,283,200
PDC Energy, Inc. (b)	678,051	38,092,905
Peyto Exploration & Development Corp.	112,700	2,671,014
Pioneer Natural Resources Co.	449,699	55,339,959
QEP Resources, Inc.	237,000	3,327,480
Rice Energy, Inc. (b)	810,300	15,760,335
RSP Permian, Inc. (a)(b)	389,400	9,322,236
SM Energy Co.	674,300	24,746,810
Synergy Resources Corp. (b)	1,989,320	21,365,297
TAG Oil Ltd. (b)	1,401,975	1,076,311
		884,236,299
Oil & Gas Refining & Marketing - 6.7%
Alon U.S.A. Energy, Inc.	145,600	2,699,424
CVR Refining, LP	93,434	1,784,589
Delek U.S. Holdings, Inc.	26,900	827,444
Tesoro Corp.	291,300	26,802,513
Valero Energy Corp.	1,569,681	93,144,871
World Fuel Services Corp.	123,677	4,780,116
		130,038,957
Oil & Gas Storage & Transport - 9.9%
Cheniere Energy Partners LP Holdings LLC	301,300	6,511,093
Cheniere Energy, Inc. (b)	387,400	24,076,910
Columbia Pipeline Group, Inc.	69,000	1,749,840
Columbia Pipeline Partners LP	75,800	1,503,114
Dominion Midstream Partners LP	75,155	2,753,679
Enable Midstream Partners LP	119,400	1,853,088
Energy Transfer Equity LP	502,300	14,089,515
EQT Midstream Partners LP	85,600	6,659,680
Golar LNG Ltd. (a)	498,700	19,419,378
Kinder Morgan, Inc.	1,209,300	39,193,413
Magellan Midstream Partners LP	91,719	6,472,610
MPLX LP	138,755	6,885,023
ONEOK, Inc.	108,600	3,910,686
Phillips 66 Partners LP	148,233	9,249,739
Plains GP Holdings LP Class A	669,000	13,105,710
Rice Midstream Partners LP	324,700	5,445,219
SemGroup Corp. Class A	76,100	4,185,500
Tallgrass Energy Partners LP	49,000	2,316,720
Targa Resources Corp.	77,390	5,112,383
The Williams Companies, Inc.	343,000	16,532,600
		191,025,900

TOTAL OIL, GAS& CONSUMABLE FUELS		1,563,473,533

TOTAL COMMON STOCKS
(Cost $2,011,476,790)		1,916,127,598

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 0.15% (c)	24,104,501	24,104,501
Fidelity Securities Lending Cash Central Fund, 0.19% (c)(d)	19,897,450	19,897,450
TOTAL MONEY MARKET FUNDS
(Cost $44,001,951)		44,001,951
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $2,055,478,741)		1,960,129,549
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(21,837,302)
NET ASSETS - 100%		$1,938,292,247

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$24,427
Fidelity Securities Lending Cash Central Fund	89,997
Total	$114,424

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.3%
Curacao	8.4%
Canada	2.0%
Netherlands	1.2%
Bermuda	1.0%
Others (Individually Less Than 1%)	0.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Energy Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $19,737,377) — See accompanying schedule: Unaffiliated issuers (cost $2,011,476,790)	$1,916,127,598
Fidelity Central Funds (cost $44,001,951)	44,001,951
Total Investments (cost $2,055,478,741)		$1,960,129,549
Receivable for investments sold		15,313,574
Receivable for fund shares sold		3,561,131
Dividends receivable		6,773,691
Distributions receivable from Fidelity Central Funds		7,910
Prepaid expenses		14,623
Other receivables		95,355
Total assets		1,985,895,833
Liabilities
Payable for investments purchased	$23,170,998
Payable for fund shares redeemed	3,166,424
Accrued management fee	878,056
Other affiliated payables	403,496
Other payables and accrued expenses	87,162
Collateral on securities loaned, at value	19,897,450
Total liabilities		47,603,586
Net Assets		$1,938,292,247
Net Assets consist of:
Paid in capital		$2,207,726,447
Undistributed net investment income		12,366,158
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(186,450,613)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(95,349,745)
Net Assets, for 49,347,968 shares outstanding		$1,938,292,247
Net Asset Value, offering price and redemption price per share ($1,938,292,247 ÷ 49,347,968 shares)		$39.28

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2015 (Unaudited)
Investment Income
Dividends		$20,803,721
Income from Fidelity Central Funds		114,424
Total income		20,918,145
Expenses
Management fee	$5,932,558
Transfer agent fees	2,242,848
Accounting and security lending fees	329,926
Custodian fees and expenses	16,709
Independent trustees' compensation	18,569
Registration fees	107,423
Audit	30,198
Legal	13,052
Miscellaneous	16,672
Total expenses before reductions	8,707,955
Expense reductions	(212,940)	8,495,015
Net investment income (loss)		12,423,130
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(121,817,403)
Foreign currency transactions	148,065
Total net realized gain (loss)		(121,669,338)
Change in net unrealized appreciation (depreciation) on: Investment securities	(204,159,265)
Assets and liabilities in foreign currencies	94
Total change in net unrealized appreciation (depreciation)		(204,159,171)
Net gain (loss)		(325,828,509)
Net increase (decrease) in net assets resulting from operations		$(313,405,379)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,423,130	$19,529,338
Net realized gain (loss)	(121,669,338)	47,922,508
Change in net unrealized appreciation (depreciation)	(204,159,171)	(322,616,881)
Net increase (decrease) in net assets resulting from operations	(313,405,379)	(255,165,035)
Distributions to shareholders from net investment income	(1,052,430)	(18,840,374)
Distributions to shareholders from net realized gain	(3,157,292)	(163,093,871)
Total distributions	(4,209,722)	(181,934,245)
Share transactions
Proceeds from sales of shares	414,591,717	1,520,395,410
Reinvestment of distributions	4,056,738	175,944,918
Cost of shares redeemed	(342,616,447)	(1,075,346,718)
Net increase (decrease) in net assets resulting from share transactions	76,032,008	620,993,610
Redemption fees	46,952	126,447
Total increase (decrease) in net assets	(241,536,141)	184,020,777
Net Assets
Beginning of period	2,179,828,388	1,995,807,611
End of period (including undistributed net investment income of $12,366,158 and undistributed net investment income of $995,458, respectively)	$1,938,292,247	$2,179,828,388
Other Information Shares
Sold	9,346,538	28,386,672
Issued in reinvestment of distributions	86,021	3,458,398
Redeemed	(7,850,103)	(19,558,503)
Net increase (decrease)	1,582,456	12,286,567

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Energy Portfolio

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012A	2011
Selected Per–Share Data
Net asset value, beginning of period	$45.64	$56.25	$54.81	$55.14	$60.22	$43.55
Income from Investment Operations
Net investment income (loss)B	.25	.46	.44	.53	.41	.29
Net realized and unrealized gain (loss)	(6.52)	(6.37)	7.86	(.04)	(5.06)	16.63
Total from investment operations	(6.27)	(5.91)	8.30	.49	(4.65)	16.92
Distributions from net investment income	(.02)	(.46)	(.46)	(.47)	(.40)	(.25)
Distributions from net realized gain	(.07)	(4.23)	(6.40)	(.35)	(.03)	–
Total distributions	(.09)	(4.70)C	(6.86)	(.82)	(.43)	(.25)
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$39.28	$45.64	$56.25	$54.81	$55.14	$60.22
Total ReturnE,F	(13.77)%	(11.25)%	15.43%	1.00%	(7.68)%	38.95%
Ratios to Average Net AssetsG,H
Expenses before reductions	.81%I	.79%	.80%	.82%	.83%	.85%
Expenses net of fee waivers, if any	.80%I	.79%	.80%	.82%	.83%	.85%
Expenses net of all reductions	.79%I	.79%	.80%	.81%	.82%	.85%
Net investment income (loss)	1.15%I	.85%	.76%	1.04%	.77%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$1,938,292	$2,179,828	$1,995,808	$2,126,992	$2,504,448	$3,033,023
Portfolio turnover rateJ	74%I	73%K	98%	80%	90%	107%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $4.70 per share is comprised of distributions from net investment income of $.463 and distributions from net realized gain of $4.233 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Energy Service Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Schlumberger Ltd.	20.9	19.5
Baker Hughes, Inc.	20.3	4.9
Dril-Quip, Inc.	8.5	5.9
Cameron International Corp.	5.0	4.8
Oceaneering International, Inc.	5.0	4.9
National Oilwell Varco, Inc.	4.5	5.5
Frank's International NV	3.9	3.8
FMC Technologies, Inc.	3.3	3.9
Nabors Industries Ltd.	3.2	3.5
TETRA Technologies, Inc.	2.5	0.8
	77.1

Top Industries (% of fund's net assets)

As of August 31, 2015
Energy Equipment & Services	93.6%
Oil, Gas & Consumable Fuels	4.5%
Construction & Engineering	0.2%
All Others*	1.7%

As of February 28, 2015
Energy Equipment & Services	93.8%
Oil, Gas & Consumable Fuels	2.6%
Construction & Engineering	0.7%
Airlines	0.2%
All Others*	2.7%

* Includes short-term investments and net other assets (liabilities).

Energy Service Portfolio

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Construction & Engineering - 0.2%
Construction & Engineering - 0.2%
Enterprise Group, Inc.(a)(b)	4,941,887	$1,183,258
Energy Equipment & Services - 93.6%
Oil & Gas Drilling - 10.1%
Ensco PLC Class A	229,400	4,154,434
Eurasia Drilling Co. Ltd. GDR (Reg. S)	396,800	4,960,000
Independence Contract Drilling, Inc.	574,831	3,983,579
Nabors Industries Ltd.	1,529,600	17,651,584
Ocean Rig UDW, Inc. (United States) (c)	871,415	3,023,810
Odfjell Drilling A/S (c)(b)	6,705,592	4,174,631
Rowan Companies PLC	423,700	7,613,889
Trinidad Drilling Ltd.	1,379,100	2,893,217
Xtreme Drilling & Coil Services Corp.(a)(b)	5,585,217	7,641,677
		56,096,821
Oil & Gas Equipment & Services - 83.5%
Baker Hughes, Inc.	2,027,022	113,513,232
BW Offshore Ltd.	9,050,315	3,391,557
C&J Energy Services Ltd. (b)	1,109,100	6,144,414
Cameron International Corp. (b)	418,288	27,924,907
Core Laboratories NV	37,900	4,384,272
Dril-Quip, Inc. (b)	689,300	47,520,342
FMC Technologies, Inc. (b)	520,762	18,112,102
Forbes Energy Services Ltd.(a)(b)	2,190,141	1,993,028
Frank's International NV (c)	1,344,986	21,936,722
Gulfmark Offshore, Inc. Class A (c)	592,417	5,349,526
Halliburton Co.	326,934	12,864,853
McCoy Global, Inc.	510,700	1,242,201
National Oilwell Varco, Inc.	593,362	25,117,013
Oceaneering International, Inc.	629,800	27,597,836
RigNet, Inc. (c)(b)	56,600	1,631,778
Schlumberger Ltd.	1,509,811	116,814,077
Spectrum ASA	980,108	3,554,421
Superior Drilling Products, Inc.(a)(b)	1,274,675	2,103,214
TETRA Technologies, Inc. (b)	1,822,785	14,017,217
Weatherford International Ltd. (b)	1,043,266	10,589,150
		465,801,862

TOTAL ENERGY EQUIPMENT & SERVICES		521,898,683

Oil, Gas & Consumable Fuels - 4.5%
Coal & Consumable Fuels - 0.2%
Foresight Energy LP	158,500	1,328,230
Oil & Gas Exploration & Production - 1.7%
Black Stone Minerals LP	464,800	7,278,768
Noble Energy, Inc.	71,000	2,372,110
		9,650,878
Oil & Gas Storage & Transport - 2.6%
Golar LNG Ltd.	73,133	2,847,799
StealthGas, Inc.(a)(b)	2,344,189	11,463,084
		14,310,883

TOTAL OIL, GAS & CONSUMABLE FUELS		25,289,991

TOTAL COMMON STOCKS
(Cost $611,717,522)		548,371,932

Money Market Funds - 3.8%
Fidelity Cash Central Fund, 0.15% (d)	5,196,883	5,196,883
Fidelity Securities Lending Cash Central Fund, 0.19% (d)(e)	16,036,457	16,036,457
TOTAL MONEY MARKET FUNDS
(Cost $21,233,340)		21,233,340
TOTAL INVESTMENT PORTFOLIO - 102.1%
(Cost $632,950,862)		569,605,272
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(11,701,953)
NET ASSETS - 100%		$557,903,319

Legend

 (a) Affiliated company

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,362
Fidelity Securities Lending Cash Central Fund	45,117
Total	$54,479

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Enterprise Group, Inc.	$3,949,532	$202,613	$--	$--	$1,183,258
Forbes Energy Services Ltd.	2,125,731	250,064	--	--	1,993,028
StealthGas, Inc.	15,003,472	--	540,736	--	11,463,084
Superior Drilling Products, Inc.	3,836,772	--	--	--	2,103,214
Vantage Drilling Co.	6,688,897	--	3,453,627	--	--
Xtreme Drilling & Coil Services Corp.	8,025,914	81,608	--	--	7,641,677
Total	$39,630,318	$534,285	$3,994,363	$--	$24,384,261

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	57.8%
Curacao	20.9%
Bermuda	6.2%
Netherlands	4.7%
Marshall Islands	2.6%
Canada	2.3%
United Kingdom	2.1%
Ireland	1.9%
Others (Individually Less Than 1%)	1.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Energy Service Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $16,290,753) — See accompanying schedule: Unaffiliated issuers (cost $552,388,337)	$523,987,671
Fidelity Central Funds (cost $21,233,340)	21,233,340
Other affiliated issuers (cost $59,329,185)	24,384,261
Total Investments (cost $632,950,862)		$569,605,272
Receivable for investments sold		9,249,769
Receivable for fund shares sold		2,925,410
Dividends receivable		1,481,354
Distributions receivable from Fidelity Central Funds		23,765
Prepaid expenses		4,188
Other receivables		114,442
Total assets		583,404,200
Liabilities
Payable for investments purchased	$7,590,180
Payable for fund shares redeemed	1,444,191
Accrued management fee	248,108
Other affiliated payables	137,052
Other payables and accrued expenses	44,893
Collateral on securities loaned, at value	16,036,457
Total liabilities		25,500,881
Net Assets		$557,903,319
Net Assets consist of:
Paid in capital		$626,320,498
Undistributed net investment income		3,798,492
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(8,867,413)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(63,348,258)
Net Assets, for 11,559,802 shares outstanding		$557,903,319
Net Asset Value, offering price and redemption price per share ($557,903,319 ÷ 11,559,802 shares)		$48.26

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2015 (Unaudited)
Investment Income
Dividends		$6,384,785
Income from Fidelity Central Funds		54,479
Total income		6,439,264
Expenses
Management fee	$1,892,875
Transfer agent fees	786,585
Accounting and security lending fees	124,836
Custodian fees and expenses	8,118
Independent trustees' compensation	6,044
Registration fees	37,269
Audit	25,457
Legal	4,357
Interest	1,771
Miscellaneous	7,710
Total expenses before reductions	2,895,022
Expense reductions	(272,016)	2,623,006
Net investment income (loss)		3,816,258
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	39,229,548
Other affiliated issuers	(21,363,110)
Foreign currency transactions	(6,813)
Total net realized gain (loss)		17,859,625
Change in net unrealized appreciation (depreciation) on: Investment securities	(100,878,377)
Assets and liabilities in foreign currencies	81
Total change in net unrealized appreciation (depreciation)		(100,878,296)
Net gain (loss)		(83,018,671)
Net increase (decrease) in net assets resulting from operations		$(79,202,413)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,816,258	$5,553,521
Net realized gain (loss)	17,859,625	54,432,568
Change in net unrealized appreciation (depreciation)	(100,878,296)	(324,497,383)
Net increase (decrease) in net assets resulting from operations	(79,202,413)	(264,511,294)
Distributions to shareholders from net investment income	–	(4,379,828)
Distributions to shareholders from net realized gain	–	(101,072,498)
Total distributions	–	(105,452,326)
Share transactions
Proceeds from sales of shares	129,908,624	353,836,305
Reinvestment of distributions	–	100,638,770
Cost of shares redeemed	(191,632,875)	(433,748,150)
Net increase (decrease) in net assets resulting from share transactions	(61,724,251)	20,726,925
Redemption fees	27,081	60,047
Total increase (decrease) in net assets	(140,899,583)	(349,176,648)
Net Assets
Beginning of period	698,802,902	1,047,979,550
End of period (including undistributed net investment income of $3,798,492 and distributions in excess of net investment income of $17,766, respectively)	$557,903,319	$698,802,902
Other Information Shares
Sold	2,395,868	4,746,273
Issued in reinvestment of distributions	–	1,536,295
Redeemed	(3,695,491)	(5,590,642)
Net increase (decrease)	(1,299,623)	691,926

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Energy Service Portfolio

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012A	2011
Selected Per–Share Data
Net asset value, beginning of period	$54.34	$86.13	$74.01	$73.01	$85.88	$58.27
Income from Investment Operations
Net investment income (loss)B	.30	.45	.21	–C	(.09)	(.04)
Net realized and unrealized gain (loss)	(6.38)	(23.10)	12.09	1.00	(12.79)	27.65
Total from investment operations	(6.08)	(22.65)	12.30	1.00	(12.88)	27.61
Distributions from net investment income	–	(.39)	(.18)	–	–	–
Distributions from net realized gain	–	(8.75)	–	–	–	–
Total distributions	–	(9.14)	(.18)	–	–	–
Redemption fees added to paid in capitalB	–C	–C	–C	–C	.01	–C
Net asset value, end of period	$48.26	$54.34	$86.13	$74.01	$73.01	$85.88
Total ReturnD,E	(11.19)%	(27.82)%	16.62%	1.37%	(14.99)%	47.38%
Ratios to Average Net AssetsF,G
Expenses before reductions	.84%H	.79%	.80%	.82%	.82%	.85%
Expenses net of fee waivers, if any	.83%H	.79%	.80%	.82%	.82%	.85%
Expenses net of all reductions	.76%H	.79%	.80%	.81%	.81%	.85%
Net investment income (loss)	1.11%H	.56%	.26%	.01%	(.12)%	(.06)%
Supplemental Data
Net assets, end of period (000 omitted)	$557,903	$698,803	$1,047,980	$1,236,403	$1,382,288	$2,040,691
Portfolio turnover rateI	69%H	55%	34%	49%	74%	85%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Natural Gas Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Baker Hughes, Inc.	11.3	7.9
Devon Energy Corp.	8.6	9.0
Encana Corp.	6.6	6.6
Schlumberger Ltd.	5.9	1.2
Boardwalk Pipeline Partners, LP	5.5	4.5
Cimarex Energy Co.	4.9	2.3
The Williams Companies, Inc.	4.5	3.6
Hess Corp.	4.4	3.6
Marathon Oil Corp.	4.3	4.6
Weatherford International Ltd.	4.3	3.5
	60.3

Top Industries (% of fund's net assets)

As of August 31, 2015
Oil, Gas & Consumable Fuels	62.6%
Energy Equipment & Services	29.6%
Gas Utilities	6.3%
All Others*	1.5%

As of February 28, 2015
Oil, Gas & Consumable Fuels	74.2%
Energy Equipment & Services	19.1%
Multi-Utilities	2.5%
Gas Utilities	1.6%
All Others*	2.6%

* Includes short-term investments and net other assets (liabilities).

Natural Gas Portfolio

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Energy Equipment & Services - 29.6%
Oil & Gas Drilling - 0.5%
Archer Ltd. (a)(b)	4,711,600	$723,346
Pacific Drilling SA (b)	371,400	742,800
Patterson-UTI Energy, Inc.	15,000	244,200
		1,710,346
Oil & Gas Equipment & Services - 29.1%
Baker Hughes, Inc.	729,300	40,840,800
Cameron International Corp. (b)	190,900	12,744,484
Era Group, Inc. (b)	235,900	3,986,710
Forum Energy Technologies, Inc. (b)	149,300	2,346,996
National Oilwell Varco, Inc.	77,600	3,284,808
Oil States International, Inc. (b)	159,900	4,536,363
Schlumberger Ltd.	276,000	21,354,120
Superior Energy Services, Inc.	28,600	455,026
Weatherford International Ltd. (b)	1,512,900	15,355,935
		104,905,242

TOTAL ENERGY EQUIPMENT & SERVICES		106,615,588

Gas Utilities - 6.3%
Gas Utilities - 6.3%
AGL Resources, Inc.	131,600	8,026,284
Atmos Energy Corp.	270,997	14,847,926
		22,874,210
Oil, Gas & Consumable Fuels - 62.1%
Oil & Gas Exploration & Production - 51.5%
Advantage Oil & Gas Ltd. (b)	1,070,600	5,964,957
Anadarko Petroleum Corp.	131,700	9,427,086
Apache Corp.	114,700	5,189,028
Bellatrix Exploration Ltd. (a)(b)	1,070,200	2,025,538
Cabot Oil & Gas Corp.	44,524	1,053,883
Chesapeake Energy Corp. (a)	463,800	3,622,278
Cimarex Energy Co.	161,000	17,792,110
Crew Energy, Inc. (b)	2,291,100	7,784,446
Crown Point Energy, Inc. (c)(b)	181,658	13,808
Devon Energy Corp.	729,146	31,105,368
Emerald Oil, Inc. warrants 2/4/16 (b)	750	0
Encana Corp.	3,193,100	23,858,447
EQT Corp.	120,000	9,338,400
Gulfport Energy Corp. (b)	212,100	7,599,543
Hess Corp.	266,200	15,825,590
Laredo Petroleum, Inc. (a)(b)	134,600	1,371,574
Lekoil Ltd. (a)(b)	3,774,900	1,013,702
Marathon Oil Corp.	901,500	15,586,935
Newfield Exploration Co. (b)	160,000	5,329,600
Northern Blizzard Resources, Inc. (a)	1,438,900	4,921,747
Savannah Petroleum PLC (b)	2,400,000	1,233,738
Surge Energy, Inc. (a)	3,986,000	9,149,985
Whiting Petroleum Corp. (b)	333,400	6,444,622
		185,652,385
Oil & Gas Storage & Transport - 10.6%
Boardwalk Pipeline Partners, LP	1,460,500	19,950,430
Kinder Morgan, Inc.	62,200	2,015,902
The Williams Companies, Inc.	336,000	16,195,200
		38,161,532

TOTAL OIL, GAS & CONSUMABLE FUELS		223,813,917

TOTAL COMMON STOCKS
(Cost $546,204,259)		353,303,715
	Principal Amount	Value

Convertible Bonds - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Oil & Gas Exploration & Production - 0.5%
American Energy Permian Holdings LLC 9% 5/1/22 pay-in-kind (Cost $7,690,902)(c)(d)	8,000,000	2,000,000
	Shares	Value

Money Market Funds - 5.4%
Fidelity Cash Central Fund, 0.15% (e)	3,957,923	3,957,923
Fidelity Securities Lending Cash Central Fund, 0.19% (e)(f)	15,405,065	15,405,065
TOTAL MONEY MARKET FUNDS
(Cost $19,362,988)		19,362,988
TOTAL INVESTMENT PORTFOLIO - 103.9%
(Cost $573,258,149)		374,666,703
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(14,033,272)
NET ASSETS - 100%		$360,633,431

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,013,808 or 0.6% of net assets.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,766
Fidelity Securities Lending Cash Central Fund	149,520
Total	$155,286

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$353,303,715	$353,303,715	$--	$--
Convertible Bonds	2,000,000	--	2,000,000	--
Money Market Funds	19,362,988	19,362,988	--	--
Total Investments in Securities:	$374,666,703	$372,666,703	$2,000,000	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	73.8%
Canada	15.0%
Curacao	5.9%
Ireland	4.3%
Others (Individually Less Than 1%)	1.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Natural Gas Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $15,122,506) — See accompanying schedule: Unaffiliated issuers (cost $553,895,161)	$355,303,715
Fidelity Central Funds (cost $19,362,988)	19,362,988
Total Investments (cost $573,258,149)		$374,666,703
Receivable for investments sold		2,538,153
Receivable for fund shares sold		531,507
Dividends receivable		736,028
Interest receivable		240,652
Distributions receivable from Fidelity Central Funds		27,245
Prepaid expenses		2,442
Other receivables		18,133
Total assets		378,760,863
Liabilities
Payable for investments purchased	$1,907,071
Payable for fund shares redeemed	510,347
Accrued management fee	161,746
Other affiliated payables	104,431
Other payables and accrued expenses	38,772
Collateral on securities loaned, at value	15,405,065
Total liabilities		18,127,432
Net Assets		$360,633,431
Net Assets consist of:
Paid in capital		$935,820,182
Undistributed net investment income		1,597,979
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(378,193,653)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(198,591,077)
Net Assets, for 14,121,461 shares outstanding		$360,633,431
Net Asset Value, offering price and redemption price per share ($360,633,431 ÷ 14,121,461 shares)		$25.54

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2015 (Unaudited)
Investment Income
Dividends		$4,373,974
Interest		349,878
Income from Fidelity Central Funds		155,286
Total income		4,879,138
Expenses
Management fee	$1,321,335
Transfer agent fees	618,564
Accounting and security lending fees	96,315
Custodian fees and expenses	8,604
Independent trustees' compensation	4,385
Registration fees	32,462
Audit	20,962
Legal	3,415
Miscellaneous	7,320
Total expenses before reductions	2,113,362
Expense reductions	(30,603)	2,082,759
Net investment income (loss)		2,796,379
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(37,537,071)
Foreign currency transactions	(7,709)
Total net realized gain (loss)		(37,544,780)
Change in net unrealized appreciation (depreciation) on: Investment securities	(63,916,583)
Assets and liabilities in foreign currencies	(1,720)
Total change in net unrealized appreciation (depreciation)		(63,918,303)
Net gain (loss)		(101,463,083)
Net increase (decrease) in net assets resulting from operations		$(98,666,704)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,796,379	$7,540,116
Net realized gain (loss)	(37,544,780)	41,606,525
Change in net unrealized appreciation (depreciation)	(63,918,303)	(189,411,049)
Net increase (decrease) in net assets resulting from operations	(98,666,704)	(140,264,408)
Distributions to shareholders from net investment income	(1,061,279)	(6,843,809)
Distributions to shareholders from net realized gain	–	(835,212)
Total distributions	(1,061,279)	(7,679,021)
Share transactions
Proceeds from sales of shares	69,118,586	658,709,839
Reinvestment of distributions	1,001,128	7,250,312
Cost of shares redeemed	(140,058,519)	(828,307,919)
Net increase (decrease) in net assets resulting from share transactions	(69,938,805)	(162,347,768)
Redemption fees	15,531	61,977
Total increase (decrease) in net assets	(169,651,257)	(310,229,220)
Net Assets
Beginning of period	530,284,688	840,513,908
End of period (including undistributed net investment income of $1,597,979 and distributions in excess of net investment income of $137,121, respectively)	$360,633,431	$530,284,688
Other Information Shares
Sold	2,173,191	15,534,332
Issued in reinvestment of distributions	30,392	209,792
Redeemed	(4,626,166)	(20,662,742)
Net increase (decrease)	(2,422,583)	(4,918,618)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Natural Gas Portfolio

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$32.05	$39.16	$32.86	$32.91	$36.50	$31.34
Income from Investment Operations
Net investment income (loss)B	.18	.34	.35	.30	.26	.29C
Net realized and unrealized gain (loss)	(6.62)	(7.03)	6.61	(.03)D	(3.56)	5.19
Total from investment operations	(6.44)	(6.69)	6.96	.27	(3.30)	5.48
Distributions from net investment income	(.07)	(.38)	(.33)	(.27)	(.29)	(.26)
Distributions from net realized gain	–	(.04)	(.32)	(.05)	–	(.06)
Total distributions	(.07)	(.42)	(.66)E	(.32)	(.29)	(.32)
Redemption fees added to paid in capitalB,F	–	–	–	–	–	–
Net asset value, end of period	$25.54	$32.05	$39.16	$32.86	$32.91	$36.50
Total ReturnG,H	(20.15)%	(17.15)%	21.28%	.86%D	(9.03)%	17.58%
Ratios to Average Net AssetsI,J
Expenses before reductions	.88%K	.82%	.84%	.87%	.86%	.89%
Expenses net of fee waivers, if any	.87%K	.82%	.84%	.87%	.86%	.89%
Expenses net of all reductions	.86%K	.82%	.84%	.86%	.86%	.88%
Net investment income (loss)	1.16%K	.84%	.98%	.96%	.81%	.95%C
Supplemental Data
Net assets, end of period (000 omitted)	$360,633	$530,285	$840,514	$650,073	$743,680	$990,083
Portfolio turnover rateL	54%K	147%M	135%	107%	63%	167%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.15 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .47%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.03 per share. Excluding these litigation proceeds, that total return would have been 0.75%.

 E Total distributions of $.66 per share is comprised of distributions from net investment income of $.332 and distributions from net realized gain of $.324 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Natural Resources Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Schlumberger Ltd.	9.1	8.5
EOG Resources, Inc.	6.7	6.2
Valero Energy Corp.	5.5	1.4
Cimarex Energy Co.	4.4	4.0
Anadarko Petroleum Corp.	4.0	4.4
Newfield Exploration Co.	4.0	1.8
Noble Energy, Inc.	3.4	3.9
WestRock Co.	2.8	0.0
Concho Resources, Inc.	2.6	2.4
Memorial Resource Development Corp.	2.3	1.3
	44.8

Top Industries (% of fund's net assets)

As of August 31, 2015
Oil, Gas & Consumable Fuels	67.8%
Energy Equipment & Services	16.8%
Containers & Packaging	7.7%
Metals & Mining	5.0%
Independent Power and Renewable Electricity Producers	1.3%
All Others*	1.4%

As of February 28, 2015
Oil, Gas & Consumable Fuels	67.8%
Energy Equipment & Services	18.4%
Metals & Mining	6.9%
Containers & Packaging	5.3%
Independent Power and Renewable Electricity Producers	1.2%
All Others*	0.4%

* Includes short-term investments and net other assets (liabilities).

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Natural Resources Portfolio

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Chemicals - 1.2%
Commodity Chemicals - 0.7%
LyondellBasell Industries NV Class A	47,200	$4,029,936
Diversified Chemicals - 0.5%
Eastman Chemical Co.	40,400	2,927,384

TOTAL CHEMICALS		6,957,320

Containers & Packaging - 7.7%
Metal & Glass Containers - 1.7%
Ball Corp.	152,700	10,064,457
Paper Packaging - 6.0%
Graphic Packaging Holding Co.	423,200	5,967,120
Packaging Corp. of America	86,300	5,791,593
Sealed Air Corp.	137,700	7,084,665
WestRock Co.	287,600	17,069,060
		35,912,438

TOTAL CONTAINERS & PACKAGING		45,976,895

Energy Equipment & Services - 16.8%
Oil & Gas Drilling - 0.6%
Helmerich & Payne, Inc. (a)	25,700	1,516,557
Ocean Rig UDW, Inc. (United States) (a)	127,400	442,078
Odfjell Drilling A/S (b)	701,200	436,539
Xtreme Drilling & Coil Services Corp. (b)	1,009,400	1,381,058
		3,776,232
Oil & Gas Equipment & Services - 16.2%
Baker Hughes, Inc.	230,500	12,908,000
Cameron International Corp. (b)	141,400	9,439,864
Dril-Quip, Inc. (b)	67,600	4,660,344
FMC Technologies, Inc. (b)	68,600	2,385,908
Frank's International NV	189,100	3,084,221
Oceaneering International, Inc.	200,700	8,794,674
Schlumberger Ltd.	706,292	54,645,810
Total Energy Services, Inc.	99,100	1,129,903
		97,048,724

TOTAL ENERGY EQUIPMENT & SERVICES		100,824,956

Independent Power and Renewable Electricity Producers - 1.3%
Independent Power Producers & Energy Traders - 0.9%
Dynegy, Inc. (b)	156,212	4,022,459
NRG Yield, Inc. Class C (a)	77,500	1,244,650
		5,267,109
Renewable Electricity - 0.4%
NextEra Energy Partners LP	76,300	2,302,734

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		7,569,843

Metals & Mining - 5.0%
Aluminum - 0.3%
Alcoa, Inc.	165,900	1,567,755
Gold - 4.2%
AngloGold Ashanti Ltd. sponsored ADR (b)	313,700	2,547,244
B2Gold Corp. (b)	884,000	1,034,783
Barrick Gold Corp.	235,400	1,637,207
Franco-Nevada Corp.	116,500	5,047,507
Gold Fields Ltd. sponsored ADR	608,800	1,966,424
Goldcorp, Inc.	218,200	3,026,870
Harmony Gold Mining Co. Ltd. sponsored ADR (b)	530,400	489,400
Kinross Gold Corp. (b)	295,867	528,495
Randgold Resources Ltd. sponsored ADR	116,580	7,028,608
Royal Gold, Inc.	27,100	1,304,052
Yamana Gold, Inc.	390,000	732,213
		25,342,803
Silver - 0.5%
Pan American Silver Corp.	128,600	891,198
Silver Wheaton Corp.	186,600	2,287,822
		3,179,020

TOTAL METALS & MINING		30,089,578

Oil, Gas & Consumable Fuels - 67.8%
Integrated Oil & Gas - 2.3%
Exxon Mobil Corp.	110,900	8,344,116
Occidental Petroleum Corp.	66,300	4,840,563
Suncor Energy, Inc.	25,500	722,203
		13,906,882
Oil & Gas Exploration & Production - 48.1%
Anadarko Petroleum Corp.	337,100	24,129,618
Bankers Petroleum Ltd. (b)	662,900	1,184,110
Cabot Oil & Gas Corp.	63,600	1,505,412
Canadian Natural Resources Ltd.	447,700	10,089,925
Carrizo Oil & Gas, Inc. (b)	43,700	1,591,991
Cimarex Energy Co.	240,200	26,544,502
Concho Resources, Inc. (b)	144,200	15,596,672
ConocoPhillips Co.	83,600	4,108,940
Continental Resources, Inc. (b)	182,100	5,845,410
Diamondback Energy, Inc.	182,000	12,428,780
Encana Corp.	799,800	5,976,006
Energen Corp.	150,500	7,826,000
EOG Resources, Inc.	513,400	40,204,354
EQT Corp.	54,100	4,210,062
Evolution Petroleum Corp.	78,400	460,208
Gulfport Energy Corp. (b)	163,750	5,867,163
Hess Corp.	85,900	5,106,755
Memorial Resource Development Corp. (b)	712,100	13,821,861
Murphy Oil Corp.	45,200	1,401,200
Newfield Exploration Co. (b)	719,600	23,969,876
Noble Energy, Inc.	611,300	20,423,533
Northern Oil & Gas, Inc. (a)(b)	317,795	1,916,304
Parsley Energy, Inc. Class A (a)(b)	212,700	3,658,440
PDC Energy, Inc. (b)	218,400	12,269,712
Peyto Exploration & Development Corp.	48,500	1,149,460
Pioneer Natural Resources Co.	105,600	12,995,136
QEP Resources, Inc.	77,200	1,083,888
Rice Energy, Inc. (b)	266,500	5,183,425
RSP Permian, Inc. (b)	115,900	2,774,646
SM Energy Co.	169,600	6,224,320
Synergy Resources Corp. (a)(b)	687,200	7,380,528
TAG Oil Ltd. (b)	615,100	472,219
		287,400,456
Oil & Gas Refining & Marketing - 7.7%
Alon U.S.A. Energy, Inc. (a)	61,900	1,147,626
CVR Refining, LP	43,617	833,085
Tesoro Corp.	95,800	8,814,558
Valero Energy Corp.	557,400	33,076,116
World Fuel Services Corp.	50,800	1,963,420
		45,834,805
Oil & Gas Storage & Transport - 9.7%
Cheniere Energy Partners LP Holdings LLC	93,400	2,018,374
Cheniere Energy, Inc. (b)	100,600	6,252,290
Columbia Pipeline Group, Inc.	22,100	560,456
Columbia Pipeline Partners LP	27,100	537,393
Enable Midstream Partners LP	53,700	833,424
Energy Transfer Equity LP	158,300	4,440,315
EQT Midstream Partners LP	37,700	2,933,060
Golar LNG Ltd.	186,700	7,270,098
Kinder Morgan, Inc.	381,800	12,374,138
Magellan Midstream Partners LP	45,700	3,225,049
MPLX LP	66,100	3,279,882
Phillips 66 Partners LP	69,500	4,336,800
Plains GP Holdings LP Class A	195,700	3,833,763
Rice Midstream Partners LP	100,400	1,683,708
SemGroup Corp. Class A	28,900	1,589,500
Tallgrass Energy Partners LP	16,300	770,664
Targa Resources Corp.	35,800	2,364,948
		58,303,862

TOTAL OIL, GAS & CONSUMABLE FUELS		405,446,005

TOTAL COMMON STOCKS
(Cost $663,563,612)		596,864,597

Money Market Funds - 1.1%
Fidelity Securities Lending Cash Central Fund, 0.19% (c)(d)
(Cost $6,288,498)	6,288,498	6,288,498
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $669,852,110)		603,153,095
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(5,260,673)
NET ASSETS - 100%		$597,892,422

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,737
Fidelity Securities Lending Cash Central Fund	50,209
Total	$54,946

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	80.1%
Curacao	9.1%
Canada	6.2%
Bermuda	1.3%
Netherlands	1.2%
Bailiwick of Jersey	1.2%
Others (Individually Less Than 1%)	0.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Natural Resources Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,209,787) — See accompanying schedule: Unaffiliated issuers (cost $663,563,612)	$596,864,597
Fidelity Central Funds (cost $6,288,498)	6,288,498
Total Investments (cost $669,852,110)		$603,153,095
Receivable for investments sold		7,482,923
Receivable for fund shares sold		2,989,596
Dividends receivable		1,351,550
Distributions receivable from Fidelity Central Funds		3,508
Prepaid expenses		4,465
Other receivables		38,042
Total assets		615,023,179
Liabilities
Payable to custodian bank	$3,473,991
Payable for investments purchased	5,742,440
Payable for fund shares redeemed	1,149,584
Accrued management fee	275,952
Other affiliated payables	155,323
Other payables and accrued expenses	44,969
Collateral on securities loaned, at value	6,288,498
Total liabilities		17,130,757
Net Assets		$597,892,422
Net Assets consist of:
Paid in capital		$753,867,197
Undistributed net investment income		2,655,275
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(91,931,104)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(66,698,946)
Net Assets, for 22,323,131 shares outstanding		$597,892,422
Net Asset Value, offering price and redemption price per share ($597,892,422 ÷ 22,323,131 shares)		$26.78

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2015 (Unaudited)
Investment Income
Dividends		$5,561,369
Income from Fidelity Central Funds		54,946
Total income		5,616,315
Expenses
Management fee	$1,947,953
Transfer agent fees	873,685
Accounting and security lending fees	128,017
Custodian fees and expenses	11,808
Independent trustees' compensation	6,262
Registration fees	23,152
Audit	25,645
Legal	4,678
Miscellaneous	6,843
Total expenses before reductions	3,028,043
Expense reductions	(82,785)	2,945,258
Net investment income (loss)		2,671,057
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(55,594,598)
Foreign currency transactions	49,410
Total net realized gain (loss)		(55,545,188)
Change in net unrealized appreciation (depreciation) on: Investment securities	(56,198,365)
Assets and liabilities in foreign currencies	42
Total change in net unrealized appreciation (depreciation)		(56,198,323)
Net gain (loss)		(111,743,511)
Net increase (decrease) in net assets resulting from operations		$(109,072,454)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,671,057	$5,084,685
Net realized gain (loss)	(55,545,188)	12,413,402
Change in net unrealized appreciation (depreciation)	(56,198,323)	(119,536,233)
Net increase (decrease) in net assets resulting from operations	(109,072,454)	(102,038,146)
Distributions to shareholders from net investment income	–	(3,492,100)
Distributions to shareholders from net realized gain	–	(43,304,505)
Total distributions	–	(46,796,605)
Share transactions
Proceeds from sales of shares	68,267,507	224,332,908
Reinvestment of distributions	–	44,616,027
Cost of shares redeemed	(122,395,131)	(308,452,835)
Net increase (decrease) in net assets resulting from share transactions	(54,127,624)	(39,503,900)
Redemption fees	14,637	22,379
Total increase (decrease) in net assets	(163,185,441)	(188,316,272)
Net Assets
Beginning of period	761,077,863	949,394,135
End of period (including undistributed net investment income of $2,655,275 and distributions in excess of net investment income of $15,782, respectively)	$597,892,422	$761,077,863
Other Information Shares
Sold	2,257,162	6,084,348
Issued in reinvestment of distributions	–	1,408,837
Redeemed	(4,103,244)	(8,407,605)
Net increase (decrease)	(1,846,082)	(914,420)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Natural Resources Portfolio

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$31.49	$37.85	$34.10	$35.36	$39.07	$27.66
Income from Investment Operations
Net investment income (loss)B	.11	.21	.20	.28	.20	.12
Net realized and unrealized gain (loss)	(4.82)	(4.55)	4.52	(1.45)	(3.59)	11.49
Total from investment operations	(4.71)	(4.34)	4.72	(1.17)	(3.39)	11.61
Distributions from net investment income	–	(.15)	(.10)	(.09)	(.26)	(.11)
Distributions from net realized gain	–	(1.87)	(.88)	–	(.06)	(.09)
Total distributions	–	(2.02)	(.97)C	(.09)	(.32)	(.20)
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$26.78	$31.49	$37.85	$34.10	$35.36	$39.07
Total ReturnE,F	(14.96)%	(11.45)%	13.97%	(3.30)%	(8.63)%	42.09%
Ratios to Average Net AssetsG,H
Expenses before reductions	.85%I	.82%	.84%	.86%	.84%	.88%
Expenses net of fee waivers, if any	.85%I	.82%	.84%	.85%	.84%	.88%
Expenses net of all reductions	.83%I	.82%	.83%	.84%	.84%	.87%
Net investment income (loss)	.75%I	.55%	.54%	.89%	.58%	.39%
Supplemental Data
Net assets, end of period (000 omitted)	$597,892	$761,078	$949,394	$1,054,528	$1,430,581	$1,971,764
Portfolio turnover rateJ	79%I	87%	99%	76%	88%	113%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.97 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.877 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2015

1. Organization.

Energy Portfolio, Energy Service Portfolio, Natural Gas Portfolio and Natural Resources Portfolio (the Funds) are funds of Fidelity Select Portfolios (the Trust). Energy Portfolio, Energy Service Portfolio and Natural Gas Portfolio are non-diversified funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Natural Resources Portfolio may also invest in certain precious metals. Certain Funds investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015 is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Funds, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, deferred trustees compensation, market discount, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Energy Portfolio	$2,072,320,958	$166,526,316	$(278,717,725)	$(112,191,409)
Energy Service Portfolio	635,457,223	103,192,981	(169,044,932)	(65,851,951)
Natural Gas Portfolio	575,644,026	3,436,008	(204,413,331)	(200,977,323)
Natural Resources Portfolio	673,151,988	53,276,230	(123,275,123)	(69,998,893)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2018	2019	Total with expiration
Natural Gas Portfolio	$(60,545,261)	$(215,752,708)	$(276,297,969)

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2014 to February 28, 2015. Loss deferrals were as follows:

Capital losses
Energy Portfolio	$(58,495,599)
Energy Service Portfolio	(21,358,338)
Natural Gas Portfolio	(63,876,509)
Natural Resources Portfolio	(33,617,305)

Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Energy Portfolio	901,483,337	782,564,824
Energy Service Portfolio	232,349,393	281,244,419
Natural Gas Portfolio	127,974,485	187,446,100
Natural Resources Portfolio	276,090,018	325,607,353

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows.

	Individual Rate	Group Rate	Total
Energy Portfolio	.30%	.25%	.55%
Energy Service Portfolio	.30%	.25%	.55%
Natural Gas Portfolio	.30%	.25%	.55%
Natural Resources Portfolio	.30%	.25%	.55%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Energy Portfolio	.21%
Energy Service Portfolio	.23%
Natural Gas Portfolio	.26%
Natural Resources Portfolio	.25%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Energy Portfolio	$13,805
Energy Service Portfolio	9,058
Natural Gas Portfolio	4,248
Natural Resources Portfolio	4,886

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Energy Service Portfolio	Borrower	$3,484,231.36%		$913

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Energy Portfolio	$1,653
Energy Service Portfolio	550
Natural Gas Portfolio	415
Natural Resources Portfolio	576

During the period, the Funds did not borrow on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity was as follows:

Total Security Lending Income
Energy Portfolio	$89,997
Energy Service Portfolio	45,117
Natural Gas Portfolio	149,520
Natural Resources Portfolio	50,209

8. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Energy Service Portfolio	$3,490,929.63%		$858

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Energy Portfolio	$153,509	$–
Energy Service Portfolio	245,039	–
Natural Gas Portfolio	11,020	–
Natural Resources Portfolio	57,889	14

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Energy Portfolio	$59,431
Energy Service Portfolio	26,977
Natural Gas Portfolio	19,583
Natural Resources Portfolio	24,882

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual fund managed by the investment adviser or its affiliates was the owner of record of 10% or more of the total outstanding shares of the following Fund:

Strategic Advisers Core Fund
Energy Portfolio	10%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, was the owners of record of more than 20% of the total outstanding shares of the following Fund.

% of Shares held
Energy Portfolio	23%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During Period-B March 1, 2015 to August 31, 2015
Energy Portfolio	.80%
Actual		$1,000.00	$862.30	$3.74
Hypothetical-C		$1,000.00	$1,021.11	$4.06
Energy Service Portfolio	.83%
Actual		$1,000.00	$888.10	$3.94
Hypothetical-C		$1,000.00	$1,020.96	$4.22
Natural Gas Portfolio	.87%
Actual		$1,000.00	$798.50	$3.93
Hypothetical-C		$1,000.00	$1,020.76	$4.42
Natural Resources Portfolio	.85%
Actual		$1,000.00	$850.40	$3.95
Hypothetical-C		$1,000.00	$1,020.86	$4.32

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

SELNR-SANN-1015
1.813654.110

Fidelity® Select Portfolios® Consumer Staples Sector Consumer Staples Portfolio Semi-Annual Report August 31, 2015

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
British American Tobacco PLC sponsored ADR	11.1	11.0
CVS Health Corp.	10.5	9.0
Procter & Gamble Co.	9.7	9.1
PepsiCo, Inc.	9.6	4.2
Kroger Co.	5.9	6.0
Mead Johnson Nutrition Co. Class A	4.7	4.5
Altria Group, Inc.	4.4	2.3
Colgate-Palmolive Co.	3.9	3.0
Wal-Mart Stores, Inc.	3.7	7.0
Keurig Green Mountain, Inc.	3.4	2.2
	66.9

Top Industries (% of fund's net assets)

As of August 31, 2015
Food & Staples Retailing	23.6%
Beverages	23.5%
Tobacco	20.0%
Household Products	13.7%
Food Products	13.3%
All Others*	5.9%

As of February 28, 2015
Food & Staples Retailing	26.7%
Tobacco	19.7%
Beverages	18.8%
Food Products	16.7%
Household Products	12.3%
All Others*	5.8%

* Includes short-term investments and net other assets (liabilities).

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Beverages - 23.4%
Brewers - 2.8%
Anheuser-Busch InBev SA NV	343,090	$37,420,380
SABMiller PLC	839,084	39,322,522
		76,742,902
Distillers & Vintners - 2.3%
Diageo PLC sponsored ADR	370,226	39,380,940
Remy Cointreau SA (a)	359,676	21,334,847
		60,715,787
Soft Drinks - 18.3%
Coca-Cola Bottling Co. Consolidated	120,318	18,556,645
Coca-Cola Central Japan Co. Ltd.	360,900	6,520,314
Coca-Cola FEMSA S.A.B. de CV sponsored ADR	58,029	4,178,668
Coca-Cola Icecek Sanayi A/S	990,162	12,248,164
Embotelladora Andina SA:
ADR (a)	481,227	7,747,755
sponsored ADR	73,900	1,537,859
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	79,587	7,085,631
Monster Beverage Corp. (b)	637,000	88,199,020
PepsiCo, Inc.	2,777,318	258,096,162
The Coca-Cola Co.	2,258,418	88,800,996
		492,971,214

TOTAL BEVERAGES		630,429,903

Chemicals - 0.1%
Specialty Chemicals - 0.1%
Senomyx, Inc. (a)(b)	425,655	2,834,862
Food & Staples Retailing - 23.6%
Drug Retail - 10.6%
CVS Health Corp.	2,756,076	282,222,182
Drogasil SA	390,400	4,273,608
		286,495,790
Food Distributors - 1.2%
Chefs' Warehouse Holdings (a)(b)	544,969	8,250,831
United Natural Foods, Inc. (b)	466,581	22,465,875
		30,716,706
Food Retail - 7.8%
Fresh Market, Inc. (a)(b)	905,424	19,493,779
Kroger Co.	4,603,436	158,818,542
Sprouts Farmers Market LLC (b)	1,614,529	32,887,956
		211,200,277
Hypermarkets & Super Centers - 4.0%
Costco Wholesale Corp.	57,850	8,101,893
Wal-Mart Stores, Inc.	1,539,056	99,623,095
		107,724,988

TOTAL FOOD & STAPLES RETAILING		636,137,761

Food Products - 13.3%
Agricultural Products - 2.1%
Bunge Ltd.	690,613	50,034,912
SLC Agricola SA	1,290,200	5,724,103
		55,759,015
Packaged Foods & Meats - 11.2%
Amplify Snack Brands, Inc.	720,200	9,492,236
Blue Buffalo Pet Products, Inc. (b)	166,842	4,262,813
Inner Mongoli Yili Industries Co. Ltd.	1,610,842	4,069,799
Keurig Green Mountain, Inc.	1,630,023	92,259,302
Lindt & Spruengli AG	90	6,059,742
Mead Johnson Nutrition Co. Class A	1,599,816	125,329,585
Nestle SA	393,790	29,009,296
The Hain Celestial Group, Inc. (b)	407,478	24,799,111
Ulker Biskuvi Sanayi A/S	1,010,525	6,215,303
		301,497,187

TOTAL FOOD PRODUCTS		357,256,202

Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
Diplomat Pharmacy, Inc.	42,900	1,694,121
Hotels, Restaurants & Leisure - 1.6%
Restaurants - 1.6%
ARAMARK Holdings Corp.	1,342,628	42,077,962
Household Durables - 0.3%
Household Appliances - 0.2%
SodaStream International Ltd. (a)(b)	389,815	5,940,781
Housewares & Specialties - 0.1%
Tupperware Brands Corp.	73,000	3,739,790

TOTAL HOUSEHOLD DURABLES		9,680,571

Household Products - 13.7%
Household Products - 13.7%
Colgate-Palmolive Co.	1,668,275	104,784,353
Procter & Gamble Co.	3,718,365	262,776,855
Svenska Cellulosa AB (SCA) (B Shares)	70,800	2,018,795
		369,580,003
Personal Products - 2.9%
Personal Products - 2.9%
Avon Products, Inc. (a)	1,426,500	7,403,535
Coty, Inc. Class A	234,200	7,098,602
Herbalife Ltd. (b)	440,010	25,331,376
L'Oreal SA	116,700	19,996,814
Nu Skin Enterprises, Inc. Class A (a)	257,967	11,783,933
Unilever NV (NY Reg.)	167,698	6,728,044
		78,342,304
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Perrigo Co. PLC	7,200	1,317,384
Tobacco - 20.0%
Tobacco - 20.0%
Altria Group, Inc.	2,222,045	119,057,171
British American Tobacco PLC sponsored ADR	2,807,765	297,566,931
ITC Ltd.	1,820,070	8,920,419
Philip Morris International, Inc.	593,358	47,349,968
Reynolds American, Inc.	671,600	56,246,500
Souza Cruz SA	1,264,000	9,250,013
		538,391,002
TOTAL COMMON STOCKS
(Cost $2,192,411,429)		2,667,742,075

Nonconvertible Preferred Stocks - 0.1%
Beverages - 0.1%
Brewers - 0.1%
Ambev SA sponsored ADR
(Cost $1,095,710)	467,510	2,463,778

Money Market Funds - 1.9%
Fidelity Cash Central Fund, 0.15% (c)	21,104,995	21,104,995
Fidelity Securities Lending Cash Central Fund, 0.19% (c)(d)	29,388,738	29,388,738
TOTAL MONEY MARKET FUNDS
(Cost $50,493,733)		50,493,733
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $2,244,000,872)		2,720,699,586
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(26,833,561)
NET ASSETS - 100%		$2,693,866,025

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$40,101
Fidelity Securities Lending Cash Central Fund	140,230
Total	$180,331

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,667,742,075	$2,594,792,085	$72,949,990	$--
Nonconvertible Preferred Stocks	2,463,778	2,463,778	--	--
Money Market Funds	50,493,733	50,493,733	--	--
Total Investments in Securities:	$2,720,699,586	$2,647,749,596	$72,949,990	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	75.7%
United Kingdom	14.0%
Bermuda	1.9%
France	1.5%
Belgium	1.4%
Switzerland	1.3%
Others (Individually Less Than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $28,785,296) — See accompanying schedule: Unaffiliated issuers (cost $2,193,507,139)	$2,670,205,853
Fidelity Central Funds (cost $50,493,733)	50,493,733
Total Investments (cost $2,244,000,872)		$2,720,699,586
Receivable for investments sold		5,391,290
Receivable for fund shares sold		3,120,282
Dividends receivable		8,251,366
Distributions receivable from Fidelity Central Funds		36,075
Prepaid expenses		21,709
Other receivables		81,452
Total assets		2,737,601,760
Liabilities
Payable for investments purchased	$8,063,869
Payable for fund shares redeemed	4,069,059
Accrued management fee	1,289,040
Distribution and service plan fees payable	314,728
Other affiliated payables	500,944
Other payables and accrued expenses	109,357
Collateral on securities loaned, at value	29,388,738
Total liabilities		43,735,735
Net Assets		$2,693,866,025
Net Assets consist of:
Paid in capital		$2,103,937,906
Undistributed net investment income		29,254,409
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		83,993,911
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		476,679,799
Net Assets		$2,693,866,025
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($392,461,247 ÷ 4,444,616 shares)		$88.30
Maximum offering price per share (100/94.25 of $88.30)		$93.69
Class T:
Net Asset Value and redemption price per share ($69,027,907 ÷ 788,204 shares)		$87.58
Maximum offering price per share (100/96.50 of $87.58)		$90.76
Class B:
Net Asset Value and offering price per share ($10,629,683 ÷ 122,152 shares)(a)		$87.02
Class C:
Net Asset Value and offering price per share ($219,219,473 ÷ 2,542,393 shares)(a)		$86.23
Consumer Staples:
Net Asset Value, offering price and redemption price per share ($1,833,149,595 ÷ 20,591,131 shares)		$89.03
Class I:
Net Asset Value, offering price and redemption price per share ($169,378,120 ÷ 1,905,167 shares)		$88.90

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2015 (Unaudited)
Investment Income
Dividends		$42,300,928
Interest		10
Income from Fidelity Central Funds		180,331
Total income		42,481,269
Expenses
Management fee	$8,030,301
Transfer agent fees	2,664,655
Distribution and service plan fees	1,927,652
Accounting and security lending fees	434,955
Custodian fees and expenses	48,588
Independent trustees' compensation	25,230
Registration fees	150,698
Audit	31,998
Legal	18,552
Miscellaneous	16,078
Total expenses before reductions	13,348,707
Expense reductions	(167,966)	13,180,741
Net investment income (loss)		29,300,528
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	92,999,124
Foreign currency transactions	(32,263)
Total net realized gain (loss)		92,966,861
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $18,850)	(419,060,852)
Assets and liabilities in foreign currencies	6,754
Total change in net unrealized appreciation (depreciation)		(419,054,098)
Net gain (loss)		(326,087,237)
Net increase (decrease) in net assets resulting from operations		$(296,786,709)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,300,528	$40,432,818
Net realized gain (loss)	92,966,861	155,658,969
Change in net unrealized appreciation (depreciation)	(419,054,098)	315,382,310
Net increase (decrease) in net assets resulting from operations	(296,786,709)	511,474,097
Distributions to shareholders from net investment income	(5,994,066)	(39,618,532)
Distributions to shareholders from net realized gain	(95,685,262)	(102,399,285)
Total distributions	(101,679,328)	(142,017,817)
Share transactions - net increase (decrease)	(19,783,740)	686,786,861
Redemption fees	18,425	51,833
Total increase (decrease) in net assets	(418,231,352)	1,056,294,974
Net Assets
Beginning of period	3,112,097,377	2,055,802,403
End of period (including undistributed net investment income of $29,254,409 and undistributed net investment income of $5,947,947, respectively)	$2,693,866,025	$3,112,097,377

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Consumer Staples Portfolio Class A

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012A	2011
Selected Per–Share Data
Net asset value, beginning of period	$101.33	$87.93	$85.67	$74.90	$67.65	$61.06
Income from Investment Operations
Net investment income (loss)B	.89	1.37	1.43	1.26	1.22	.98
Net realized and unrealized gain (loss)	(10.59)	17.28	7.51	11.73	8.73	7.10
Total from investment operations	(9.70)	18.65	8.94	12.99	9.95	8.08
Distributions from net investment income	(.18)	(1.28)	(1.44)	(1.08)	(1.06)	(.83)
Distributions from net realized gain	(3.15)	(3.98)	(5.24)	(1.14)	(1.64)	(.66)
Total distributions	(3.33)	(5.25)C	(6.68)	(2.22)	(2.70)	(1.49)
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$88.30	$101.33	$87.93	$85.67	$74.90	$67.65
Total ReturnE,F,G	(9.87)%	21.95%	10.53%	17.60%	15.00%	13.27%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.04%J	1.05%	1.06%	1.08%	1.10%	1.11%
Expenses net of fee waivers, if any	1.04%J	1.05%	1.06%	1.08%	1.10%	1.11%
Expenses net of all reductions	1.04%J	1.05%	1.06%	1.08%	1.09%	1.11%
Net investment income (loss)	1.86%J	1.45%	1.61%	1.58%	1.74%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$392,461	$414,151	$329,459	$277,329	$205,851	$160,526
Portfolio turnover rateK	61%J	42%L	31%	28%	35%	57%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $5.25 per share is comprised of distributions from net investment income of $1.275 and distributions from net realized gain of $3.976 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Consumer Staples Portfolio Class T

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012A	2011
Selected Per–Share Data
Net asset value, beginning of period	$100.61	$87.37	$85.18	$74.49	$67.30	$60.77
Income from Investment Operations
Net investment income (loss)B	.75	1.10	1.18	1.03	1.01	.79
Net realized and unrealized gain (loss)	(10.49)	17.15	7.46	11.68	8.68	7.05
Total from investment operations	(9.74)	18.25	8.64	12.71	9.69	7.84
Distributions from net investment income	(.13)	(1.04)	(1.21)	(.88)	(.86)	(.65)
Distributions from net realized gain	(3.15)	(3.98)	(5.24)	(1.14)	(1.64)	(.66)
Total distributions	(3.29)C	(5.01)D	(6.45)	(2.02)	(2.50)	(1.31)
Redemption fees added to paid in capitalB,E	–	–	–	–	–	–
Net asset value, end of period	$87.58	$100.61	$87.37	$85.18	$74.49	$67.30
Total ReturnF,G,H	(9.99)%	21.60%	10.23%	17.29%	14.67%	12.93%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.32%K	1.32%	1.33%	1.36%	1.38%	1.40%
Expenses net of fee waivers, if any	1.32%K	1.32%	1.33%	1.36%	1.38%	1.40%
Expenses net of all reductions	1.31%K	1.32%	1.33%	1.35%	1.38%	1.40%
Net investment income (loss)	1.59%K	1.18%	1.34%	1.30%	1.45%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$69,028	$81,489	$61,421	$52,024	$39,047	$31,496
Portfolio turnover rateL	61%K	42%M	31%	28%	35%	57%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $3.29 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $3.152 per share.

 D Total distributions of $5.01 per share is comprised of distributions from net investment income of $1.036 and distributions from net realized gain of $3.976 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Consumer Staples Portfolio Class B

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012A	2011
Selected Per–Share Data
Net asset value, beginning of period	$100.13	$86.90	$84.72	$74.01	$66.83	$60.37
Income from Investment Operations
Net investment income (loss)B	.52	.63	.71	.61	.64	.46
Net realized and unrealized gain (loss)	(10.44)	17.06	7.40	11.61	8.61	6.98
Total from investment operations	(9.92)	17.69	8.11	12.22	9.25	7.44
Distributions from net investment income	(.03)	(.48)	(.69)	(.37)	(.43)	(.32)
Distributions from net realized gain	(3.15)	(3.98)	(5.24)	(1.14)	(1.64)	(.66)
Total distributions	(3.19)C	(4.46)	(5.93)	(1.51)	(2.07)	(.98)
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$87.02	$100.13	$86.90	$84.72	$74.01	$66.83
Total ReturnE,F,G	(10.21)%	21.01%	9.63%	16.68%	14.06%	12.35%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.81%J	1.82%	1.86%	1.89%	1.91%	1.91%
Expenses net of fee waivers, if any	1.81%J	1.82%	1.86%	1.89%	1.91%	1.91%
Expenses net of all reductions	1.80%J	1.82%	1.86%	1.88%	1.90%	1.91%
Net investment income (loss)	1.10%J	.68%	.81%	.78%	.93%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$10,630	$15,799	$17,388	$18,548	$19,330	$20,033
Portfolio turnover rateK	61%J	42%L	31%	28%	35%	57%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $3.19 per share is comprised of distributions from net investment income of $.033 and distributions from net realized gain of $3.152 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Consumer Staples Portfolio Class C

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012A	2011
Selected Per–Share Data
Net asset value, beginning of period	$99.27	$86.32	$84.28	$73.75	$66.71	$60.29
Income from Investment Operations
Net investment income (loss)B	.52	.65	.75	.65	.68	.49
Net realized and unrealized gain (loss)	(10.34)	16.93	7.36	11.55	8.59	7.00
Total from investment operations	(9.82)	17.58	8.11	12.20	9.27	7.49
Distributions from net investment income	(.06)	(.65)	(.84)	(.53)	(.59)	(.41)
Distributions from net realized gain	(3.15)	(3.98)	(5.24)	(1.14)	(1.64)	(.66)
Total distributions	(3.22)C	(4.63)	(6.07)D	(1.67)	(2.23)	(1.07)
Redemption fees added to paid in capitalB,E	–	–	–	–	–	–
Net asset value, end of period	$86.23	$99.27	$86.32	$84.28	$73.75	$66.71
Total ReturnF,G,H	(10.20)%	21.03%	9.70%	16.73%	14.14%	12.44%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.80%K	1.80%	1.82%	1.83%	1.85%	1.86%
Expenses net of fee waivers, if any	1.80%K	1.80%	1.82%	1.83%	1.85%	1.86%
Expenses net of all reductions	1.79%K	1.80%	1.81%	1.82%	1.84%	1.85%
Net investment income (loss)	1.11%K	.70%	.85%	.83%	.99%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$219,219	$228,151	$164,669	$134,966	$102,321	$81,239
Portfolio turnover rateL	61%K	42%M	31%	28%	35%	57%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $3.22 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $3.152 per share.

 D Total distributions of $6.07 per share is comprised of distributions from net investment income of $.837 and distributions from net realized gain of $5.237 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Consumer Staples Portfolio

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012A	2011
Selected Per–Share Data
Net asset value, beginning of period	$102.03	$88.51	$86.17	$75.29	$67.98	$61.34
Income from Investment Operations
Net investment income (loss)B	1.03	1.64	1.69	1.48	1.42	1.14
Net realized and unrealized gain (loss)	(10.66)	17.40	7.55	11.82	8.76	7.14
Total from investment operations	(9.63)	19.04	9.24	13.30	10.18	8.28
Distributions from net investment income	(.22)	(1.54)	(1.66)	(1.28)	(1.24)	(.98)
Distributions from net realized gain	(3.15)	(3.98)	(5.24)	(1.14)	(1.64)	(.66)
Total distributions	(3.37)	(5.52)	(6.90)	(2.42)	(2.87)C	(1.64)
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$89.03	$102.03	$88.51	$86.17	$75.29	$67.98
Total ReturnE,F	(9.74)%	22.27%	10.82%	17.94%	15.30%	13.55%
Ratios to Average Net AssetsG,H
Expenses before reductions	.77%I	.77%	.79%	.81%	.83%	.86%
Expenses net of fee waivers, if any	.77%I	.77%	.79%	.81%	.83%	.86%
Expenses net of all reductions	.76%I	.77%	.79%	.80%	.82%	.86%
Net investment income (loss)	2.14%I	1.73%	1.88%	1.85%	2.01%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$1,833,150	$2,173,970	$1,328,594	$1,425,055	$1,202,440	$877,548
Portfolio turnover rateJ	61%I	42%K	31%	28%	35%	57%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $2.87 per share is comprised of distributions from net investment income of $1.236 and distributions from net realized gain of $1.637 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Consumer Staples Portfolio Class I

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012A	2011
Selected Per–Share Data
Net asset value, beginning of period	$101.91	$88.33	$85.92	$75.14	$67.84	$61.26
Income from Investment Operations
Net investment income (loss)B	1.03	1.59	1.66	1.45	1.39	1.15
Net realized and unrealized gain (loss)	(10.67)	17.40	7.53	11.79	8.73	7.13
Total from investment operations	(9.64)	18.99	9.19	13.24	10.12	8.28
Distributions from net investment income	(.22)	(1.44)	(1.54)	(1.32)	(1.19)	(1.04)
Distributions from net realized gain	(3.15)	(3.98)	(5.24)	(1.14)	(1.64)	(.66)
Total distributions	(3.37)	(5.41)C	(6.78)	(2.46)	(2.82)D	(1.70)
Redemption fees added to paid in capitalB,E	–	–	–	–	–	–
Net asset value, end of period	$88.90	$101.91	$88.33	$85.92	$75.14	$67.84
Total ReturnF,G	(9.76)%	22.26%	10.80%	17.90%	15.24%	13.57%
Ratios to Average Net AssetsH,I
Expenses before reductions	.78%J	.80%	.82%	.85%	.87%	.87%
Expenses net of fee waivers, if any	.77%J	.80%	.82%	.85%	.87%	.87%
Expenses net of all reductions	.77%J	.80%	.82%	.84%	.87%	.87%
Net investment income (loss)	2.13%J	1.70%	1.85%	1.81%	1.96%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$169,378	$198,538	$154,271	$378,731	$163,544	$237,883
Portfolio turnover rateK	61%J	42%L	31%	28%	35%	57%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $5.41 per share is comprised of distributions from net investment income of $1.436 and distributions from net realized gain of $3.976 per share.

 D Total distributions of $2.82 per share is comprised of distributions from net investment income of $1.186 and distributions from net realized gain of $1.637 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2015

1. Organization.

Consumer Staples Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Consumer Staples and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in kind, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$639,524,517
Gross unrealized depreciation	(174,608,013)
Net unrealized appreciation (depreciation) on securities	$464,916,504
Tax cost	$2,255,783,082

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $873,186,629 and $945,351,325, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$516,274	$–
Class T	.25%	.25%	193,944	–
Class B	.75%	.25%	67,677	50,758
Class C	.75%	.25%	1,149,757	259,440
			$1,927,652	$310,198

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$181,597
Class T	24,783
Class B*	1,710
Class C*	12,483
$220,573

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$410,505.20
Class T	86,826.22
Class B	14,578.22
Class C	233,477.20
Consumer Staples	1,748,464.17
Class I	170,805.18
	$ 2,664,655

*Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8,070 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,279 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $140,230.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $98,315 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody by $63.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $11,417 and a portion of class-level operating expenses as follows:

Amount
Class A	$7,870
Class T	1,516
Class B	395
Class C	4,058
Consumer Staples	37,669
Class I	6,663
$ 58,171

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2015	Year ended February 28, 2015
From net investment income
Class A	$748,002	$4,812,004
Class T	109,152	776,331
Class B	4,951	83,556
Class C	151,085	1,335,126
Consumer Staples	4,534,913	29,856,743
Class I	445,963	2,754,772
Total	$5,994,066	$39,618,532
From net realized gain
Class A	$13,245,483	$14,768,867
Class T	2,567,517	2,841,831
Class B	472,929	743,976
Class C	7,440,920	7,778,566
Consumer Staples	65,568,990	65,408,817
Class I	6,389,423	10,857,228
Total	$95,685,262	$102,399,285

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2015	Year ended February 28, 2015	Six months ended August 31, 2015	Year ended February 28, 2015
Class A
Shares sold	823,694	1,066,097	$78,762,656	$101,322,941
Reinvestment of distributions	139,522	205,710	13,557,335	18,829,531
Shares redeemed	(605,912)	(931,333)	(57,741,721)	(86,559,239)
Net increase (decrease)	357,304	340,474	$34,578,270	$33,593,233
Class T
Shares sold	93,924	215,514	$8,935,490	$20,203,421
Reinvestment of distributions	26,837	38,102	2,588,978	3,463,287
Shares redeemed	(142,485)	(146,712)	(13,456,409)	(13,666,581)
Net increase (decrease)	(21,724)	106,904	$(1,931,941)	$10,000,127
Class B
Shares sold	2,493	7,270	$232,612	$675,777
Reinvestment of distributions	4,669	8,161	$448,407	$730,673
Shares redeemed	(42,792)	(57,733)	(3,995,750)	(5,359,510)
Net increase (decrease)	(35,630)	(42,302)	$(3,314,731)	$(3,953,060)
Class C
Shares sold	449,616	636,469	$42,091,266	$59,593,472
Reinvestment of distributions	70,230	86,847	6,683,108	7,772,854
Shares redeemed	(275,660)	(332,705)	(25,673,793)	(30,479,924)
Net increase (decrease)	244,186	390,611	$23,100,581	$36,886,402
Consumer Staples
Shares sold	1,753,451	8,889,529	$169,496,786	$838,041,591
Reinvestment of distributions	690,724	985,926	67,594,280	91,713,079
Shares redeemed	(3,159,236)	(3,580,043)	(305,508,464)	(340,719,360)
Net increase (decrease)	(715,061)	6,295,412	$(68,417,398)	$589,035,310
Class I
Shares sold	493,672	3,870,748A	$47,529,891	$354,438,000A
Reinvestment of distributions	56,913	135,150	5,562,149	12,187,732
Shares redeemed	(593,677)	(3,804,175)B	(56,890,561)	(345,400,883)B
Net increase (decrease)	(43,092)	201,723	$(3,798,521)	$21,224,849

 A Amount includes in-kind exchanges.

 B Amount includes in-kind redemptions.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 26% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During Period-B March 1, 2015 to August 31, 2015
Class A	1.04%
Actual		$1,000.00	$901.30	$4.97
Hypothetical-C		$1,000.00	$1,019.91	$5.28
Class T	1.32%
Actual		$1,000.00	$900.10	$6.30
Hypothetical-C		$1,000.00	$1,018.50	$6.70
Class B	1.81%
Actual		$1,000.00	$897.90	$8.63
Hypothetical-C		$1,000.00	$1,016.04	$9.17
Class C	1.80%
Actual		$1,000.00	$898.00	$8.59
Hypothetical-C		$1,000.00	$1,016.09	$9.12
Consumer Staples	.77%
Actual		$1,000.00	$902.60	$3.68
Hypothetical-C		$1,000.00	$1,021.27	$3.91
Class I	.77%
Actual		$1,000.00	$902.40	$3.68
Hypothetical-C		$1,000.00	$1,021.27	$3.91

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses.

SELCS-SANN-1015
1.846045.108

Fidelity Advisor Focus Funds®
Class A, Class T, Class B, Class C

Consumer Staples Portfolio

Gold Portfolio

Materials Portfolio

Telecommunications Portfolio

Semi-Annual Report

August 31, 2015

Each Advisor fund listed above is a class of the Fidelity® Select Portfolios®

Contents

Consumer Staples Portfolio
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Gold Portfolio
Consolidated Investment Summary
Consolidated Investments
Consolidated Financial Statements
Notes to Consolidated Financial Statements
Materials Portfolio
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Telecommunications Portfolio
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. ©2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Consumer Staples Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
British American Tobacco PLC sponsored ADR	11.1	11.0
CVS Health Corp.	10.5	9.0
Procter & Gamble Co.	9.7	9.1
PepsiCo, Inc.	9.6	4.2
Kroger Co.	5.9	6.0
Mead Johnson Nutrition Co. Class A	4.7	4.5
Altria Group, Inc.	4.4	2.3
Colgate-Palmolive Co.	3.9	3.0
Wal-Mart Stores, Inc.	3.7	7.0
Keurig Green Mountain, Inc.	3.4	2.2
	66.9

Top Industries (% of fund's net assets)

As of August 31, 2015
Food & Staples Retailing	23.6%
Beverages	23.5%
Tobacco	20.0%
Household Products	13.7%
Food Products	13.3%
All Others*	5.9%

As of February 28, 2015
Food & Staples Retailing	26.7%
Tobacco	19.7%
Beverages	18.8%
Food Products	16.7%
Household Products	12.3%
All Others*	5.8%

* Includes short-term investments and net other assets (liabilities).

Consumer Staples Portfolio

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Beverages - 23.4%
Brewers - 2.8%
Anheuser-Busch InBev SA NV	343,090	$37,420,380
SABMiller PLC	839,084	39,322,522
		76,742,902
Distillers & Vintners - 2.3%
Diageo PLC sponsored ADR	370,226	39,380,940
Remy Cointreau SA (a)	359,676	21,334,847
		60,715,787
Soft Drinks - 18.3%
Coca-Cola Bottling Co. Consolidated	120,318	18,556,645
Coca-Cola Central Japan Co. Ltd.	360,900	6,520,314
Coca-Cola FEMSA S.A.B. de CV sponsored ADR	58,029	4,178,668
Coca-Cola Icecek Sanayi A/S	990,162	12,248,164
Embotelladora Andina SA:
ADR (a)	481,227	7,747,755
sponsored ADR	73,900	1,537,859
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	79,587	7,085,631
Monster Beverage Corp. (b)	637,000	88,199,020
PepsiCo, Inc.	2,777,318	258,096,162
The Coca-Cola Co.	2,258,418	88,800,996
		492,971,214

TOTAL BEVERAGES		630,429,903

Chemicals - 0.1%
Specialty Chemicals - 0.1%
Senomyx, Inc. (a)(b)	425,655	2,834,862
Food & Staples Retailing - 23.6%
Drug Retail - 10.6%
CVS Health Corp.	2,756,076	282,222,182
Drogasil SA	390,400	4,273,608
		286,495,790
Food Distributors - 1.2%
Chefs' Warehouse Holdings (a)(b)	544,969	8,250,831
United Natural Foods, Inc. (b)	466,581	22,465,875
		30,716,706
Food Retail - 7.8%
Fresh Market, Inc. (a)(b)	905,424	19,493,779
Kroger Co.	4,603,436	158,818,542
Sprouts Farmers Market LLC (b)	1,614,529	32,887,956
		211,200,277
Hypermarkets & Super Centers - 4.0%
Costco Wholesale Corp.	57,850	8,101,893
Wal-Mart Stores, Inc.	1,539,056	99,623,095
		107,724,988

TOTAL FOOD & STAPLES RETAILING		636,137,761

Food Products - 13.3%
Agricultural Products - 2.1%
Bunge Ltd.	690,613	50,034,912
SLC Agricola SA	1,290,200	5,724,103
		55,759,015
Packaged Foods & Meats - 11.2%
Amplify Snack Brands, Inc.	720,200	9,492,236
Blue Buffalo Pet Products, Inc. (b)	166,842	4,262,813
Inner Mongoli Yili Industries Co. Ltd.	1,610,842	4,069,799
Keurig Green Mountain, Inc.	1,630,023	92,259,302
Lindt & Spruengli AG	90	6,059,742
Mead Johnson Nutrition Co. Class A	1,599,816	125,329,585
Nestle SA	393,790	29,009,296
The Hain Celestial Group, Inc. (b)	407,478	24,799,111
Ulker Biskuvi Sanayi A/S	1,010,525	6,215,303
		301,497,187

TOTAL FOOD PRODUCTS		357,256,202

Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
Diplomat Pharmacy, Inc.	42,900	1,694,121
Hotels, Restaurants & Leisure - 1.6%
Restaurants - 1.6%
ARAMARK Holdings Corp.	1,342,628	42,077,962
Household Durables - 0.3%
Household Appliances - 0.2%
SodaStream International Ltd. (a)(b)	389,815	5,940,781
Housewares & Specialties - 0.1%
Tupperware Brands Corp.	73,000	3,739,790

TOTAL HOUSEHOLD DURABLES		9,680,571

Household Products - 13.7%
Household Products - 13.7%
Colgate-Palmolive Co.	1,668,275	104,784,353
Procter & Gamble Co.	3,718,365	262,776,855
Svenska Cellulosa AB (SCA) (B Shares)	70,800	2,018,795
		369,580,003
Personal Products - 2.9%
Personal Products - 2.9%
Avon Products, Inc. (a)	1,426,500	7,403,535
Coty, Inc. Class A	234,200	7,098,602
Herbalife Ltd. (b)	440,010	25,331,376
L'Oreal SA	116,700	19,996,814
Nu Skin Enterprises, Inc. Class A (a)	257,967	11,783,933
Unilever NV (NY Reg.)	167,698	6,728,044
		78,342,304
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Perrigo Co. PLC	7,200	1,317,384
Tobacco - 20.0%
Tobacco - 20.0%
Altria Group, Inc.	2,222,045	119,057,171
British American Tobacco PLC sponsored ADR	2,807,765	297,566,931
ITC Ltd.	1,820,070	8,920,419
Philip Morris International, Inc.	593,358	47,349,968
Reynolds American, Inc.	671,600	56,246,500
Souza Cruz SA	1,264,000	9,250,013
		538,391,002
TOTAL COMMON STOCKS
(Cost $2,192,411,429)		2,667,742,075

Nonconvertible Preferred Stocks - 0.1%
Beverages - 0.1%
Brewers - 0.1%
Ambev SA sponsored ADR
(Cost $1,095,710)	467,510	2,463,778

Money Market Funds - 1.9%
Fidelity Cash Central Fund, 0.15% (c)	21,104,995	21,104,995
Fidelity Securities Lending Cash Central Fund, 0.19% (c)(d)	29,388,738	29,388,738
TOTAL MONEY MARKET FUNDS
(Cost $50,493,733)		50,493,733
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $2,244,000,872)		2,720,699,586
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(26,833,561)
NET ASSETS - 100%		$2,693,866,025

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$40,101
Fidelity Securities Lending Cash Central Fund	140,230
Total	$180,331

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,667,742,075	$2,594,792,085	$72,949,990	$--
Nonconvertible Preferred Stocks	2,463,778	2,463,778	--	--
Money Market Funds	50,493,733	50,493,733	--	--
Total Investments in Securities:	$2,720,699,586	$2,647,749,596	$72,949,990	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	75.7%
United Kingdom	14.0%
Bermuda	1.9%
France	1.5%
Belgium	1.4%
Switzerland	1.3%
Others (Individually Less Than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Consumer Staples Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $28,785,296) — See accompanying schedule: Unaffiliated issuers (cost $2,193,507,139)	$2,670,205,853
Fidelity Central Funds (cost $50,493,733)	50,493,733
Total Investments (cost $2,244,000,872)		$2,720,699,586
Receivable for investments sold		5,391,290
Receivable for fund shares sold		3,120,282
Dividends receivable		8,251,366
Distributions receivable from Fidelity Central Funds		36,075
Prepaid expenses		21,709
Other receivables		81,452
Total assets		2,737,601,760
Liabilities
Payable for investments purchased	$8,063,869
Payable for fund shares redeemed	4,069,059
Accrued management fee	1,289,040
Distribution and service plan fees payable	314,728
Other affiliated payables	500,944
Other payables and accrued expenses	109,357
Collateral on securities loaned, at value	29,388,738
Total liabilities		43,735,735
Net Assets		$2,693,866,025
Net Assets consist of:
Paid in capital		$2,103,937,906
Undistributed net investment income		29,254,409
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		83,993,911
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		476,679,799
Net Assets		$2,693,866,025
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($392,461,247 ÷ 4,444,616 shares)		$88.30
Maximum offering price per share (100/94.25 of $88.30)		$93.69
Class T:
Net Asset Value and redemption price per share ($69,027,907 ÷ 788,204 shares)		$87.58
Maximum offering price per share (100/96.50 of $87.58)		$90.76
Class B:
Net Asset Value and offering price per share ($10,629,683 ÷ 122,152 shares)(a)		$87.02
Class C:
Net Asset Value and offering price per share ($219,219,473 ÷ 2,542,393 shares)(a)		$86.23
Consumer Staples:
Net Asset Value, offering price and redemption price per share ($1,833,149,595 ÷ 20,591,131 shares)		$89.03
Class I:
Net Asset Value, offering price and redemption price per share ($169,378,120 ÷ 1,905,167 shares)		$88.90

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2015 (Unaudited)
Investment Income
Dividends		$42,300,928
Interest		10
Income from Fidelity Central Funds		180,331
Total income		42,481,269
Expenses
Management fee	$8,030,301
Transfer agent fees	2,664,655
Distribution and service plan fees	1,927,652
Accounting and security lending fees	434,955
Custodian fees and expenses	48,588
Independent trustees' compensation	25,230
Registration fees	150,698
Audit	31,998
Legal	18,552
Miscellaneous	16,078
Total expenses before reductions	13,348,707
Expense reductions	(167,966)	13,180,741
Net investment income (loss)		29,300,528
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	92,999,124
Foreign currency transactions	(32,263)
Total net realized gain (loss)		92,966,861
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $18,850)	(419,060,852)
Assets and liabilities in foreign currencies	6,754
Total change in net unrealized appreciation (depreciation)		(419,054,098)
Net gain (loss)		(326,087,237)
Net increase (decrease) in net assets resulting from operations		$(296,786,709)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,300,528	$40,432,818
Net realized gain (loss)	92,966,861	155,658,969
Change in net unrealized appreciation (depreciation)	(419,054,098)	315,382,310
Net increase (decrease) in net assets resulting from operations	(296,786,709)	511,474,097
Distributions to shareholders from net investment income	(5,994,066)	(39,618,532)
Distributions to shareholders from net realized gain	(95,685,262)	(102,399,285)
Total distributions	(101,679,328)	(142,017,817)
Share transactions - net increase (decrease)	(19,783,740)	686,786,861
Redemption fees	18,425	51,833
Total increase (decrease) in net assets	(418,231,352)	1,056,294,974
Net Assets
Beginning of period	3,112,097,377	2,055,802,403
End of period (including undistributed net investment income of $29,254,409 and undistributed net investment income of $5,947,947, respectively)	$2,693,866,025	$3,112,097,377

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Consumer Staples Portfolio Class A

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012A	2011
Selected Per–Share Data
Net asset value, beginning of period	$101.33	$87.93	$85.67	$74.90	$67.65	$61.06
Income from Investment Operations
Net investment income (loss)B	.89	1.37	1.43	1.26	1.22	.98
Net realized and unrealized gain (loss)	(10.59)	17.28	7.51	11.73	8.73	7.10
Total from investment operations	(9.70)	18.65	8.94	12.99	9.95	8.08
Distributions from net investment income	(.18)	(1.28)	(1.44)	(1.08)	(1.06)	(.83)
Distributions from net realized gain	(3.15)	(3.98)	(5.24)	(1.14)	(1.64)	(.66)
Total distributions	(3.33)	(5.25)C	(6.68)	(2.22)	(2.70)	(1.49)
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$88.30	$101.33	$87.93	$85.67	$74.90	$67.65
Total ReturnE,F,G	(9.87)%	21.95%	10.53%	17.60%	15.00%	13.27%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.04%J	1.05%	1.06%	1.08%	1.10%	1.11%
Expenses net of fee waivers, if any	1.04%J	1.05%	1.06%	1.08%	1.10%	1.11%
Expenses net of all reductions	1.04%J	1.05%	1.06%	1.08%	1.09%	1.11%
Net investment income (loss)	1.86%J	1.45%	1.61%	1.58%	1.74%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$392,461	$414,151	$329,459	$277,329	$205,851	$160,526
Portfolio turnover rateK	61%J	42%L	31%	28%	35%	57%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $5.25 per share is comprised of distributions from net investment income of $1.275 and distributions from net realized gain of $3.976 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Consumer Staples Portfolio Class T

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012A	2011
Selected Per–Share Data
Net asset value, beginning of period	$100.61	$87.37	$85.18	$74.49	$67.30	$60.77
Income from Investment Operations
Net investment income (loss)B	.75	1.10	1.18	1.03	1.01	.79
Net realized and unrealized gain (loss)	(10.49)	17.15	7.46	11.68	8.68	7.05
Total from investment operations	(9.74)	18.25	8.64	12.71	9.69	7.84
Distributions from net investment income	(.13)	(1.04)	(1.21)	(.88)	(.86)	(.65)
Distributions from net realized gain	(3.15)	(3.98)	(5.24)	(1.14)	(1.64)	(.66)
Total distributions	(3.29)C	(5.01)D	(6.45)	(2.02)	(2.50)	(1.31)
Redemption fees added to paid in capitalB,E	–	–	–	–	–	–
Net asset value, end of period	$87.58	$100.61	$87.37	$85.18	$74.49	$67.30
Total ReturnF,G,H	(9.99)%	21.60%	10.23%	17.29%	14.67%	12.93%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.32%K	1.32%	1.33%	1.36%	1.38%	1.40%
Expenses net of fee waivers, if any	1.32%K	1.32%	1.33%	1.36%	1.38%	1.40%
Expenses net of all reductions	1.31%K	1.32%	1.33%	1.35%	1.38%	1.40%
Net investment income (loss)	1.59%K	1.18%	1.34%	1.30%	1.45%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$69,028	$81,489	$61,421	$52,024	$39,047	$31,496
Portfolio turnover rateL	61%K	42%M	31%	28%	35%	57%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $3.29 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $3.152 per share.

 D Total distributions of $5.01 per share is comprised of distributions from net investment income of $1.036 and distributions from net realized gain of $3.976 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Consumer Staples Portfolio Class B

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012A	2011
Selected Per–Share Data
Net asset value, beginning of period	$100.13	$86.90	$84.72	$74.01	$66.83	$60.37
Income from Investment Operations
Net investment income (loss)B	.52	.63	.71	.61	.64	.46
Net realized and unrealized gain (loss)	(10.44)	17.06	7.40	11.61	8.61	6.98
Total from investment operations	(9.92)	17.69	8.11	12.22	9.25	7.44
Distributions from net investment income	(.03)	(.48)	(.69)	(.37)	(.43)	(.32)
Distributions from net realized gain	(3.15)	(3.98)	(5.24)	(1.14)	(1.64)	(.66)
Total distributions	(3.19)C	(4.46)	(5.93)	(1.51)	(2.07)	(.98)
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$87.02	$100.13	$86.90	$84.72	$74.01	$66.83
Total ReturnE,F,G	(10.21)%	21.01%	9.63%	16.68%	14.06%	12.35%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.81%J	1.82%	1.86%	1.89%	1.91%	1.91%
Expenses net of fee waivers, if any	1.81%J	1.82%	1.86%	1.89%	1.91%	1.91%
Expenses net of all reductions	1.80%J	1.82%	1.86%	1.88%	1.90%	1.91%
Net investment income (loss)	1.10%J	.68%	.81%	.78%	.93%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$10,630	$15,799	$17,388	$18,548	$19,330	$20,033
Portfolio turnover rateK	61%J	42%L	31%	28%	35%	57%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $3.19 per share is comprised of distributions from net investment income of $.033 and distributions from net realized gain of $3.152 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Consumer Staples Portfolio Class C

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012A	2011
Selected Per–Share Data
Net asset value, beginning of period	$99.27	$86.32	$84.28	$73.75	$66.71	$60.29
Income from Investment Operations
Net investment income (loss)B	.52	.65	.75	.65	.68	.49
Net realized and unrealized gain (loss)	(10.34)	16.93	7.36	11.55	8.59	7.00
Total from investment operations	(9.82)	17.58	8.11	12.20	9.27	7.49
Distributions from net investment income	(.06)	(.65)	(.84)	(.53)	(.59)	(.41)
Distributions from net realized gain	(3.15)	(3.98)	(5.24)	(1.14)	(1.64)	(.66)
Total distributions	(3.22)C	(4.63)	(6.07)D	(1.67)	(2.23)	(1.07)
Redemption fees added to paid in capitalB,E	–	–	–	–	–	–
Net asset value, end of period	$86.23	$99.27	$86.32	$84.28	$73.75	$66.71
Total ReturnF,G,H	(10.20)%	21.03%	9.70%	16.73%	14.14%	12.44%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.80%K	1.80%	1.82%	1.83%	1.85%	1.86%
Expenses net of fee waivers, if any	1.80%K	1.80%	1.82%	1.83%	1.85%	1.86%
Expenses net of all reductions	1.79%K	1.80%	1.81%	1.82%	1.84%	1.85%
Net investment income (loss)	1.11%K	.70%	.85%	.83%	.99%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$219,219	$228,151	$164,669	$134,966	$102,321	$81,239
Portfolio turnover rateL	61%K	42%M	31%	28%	35%	57%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $3.22 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $3.152 per share.

 D Total distributions of $6.07 per share is comprised of distributions from net investment income of $.837 and distributions from net realized gain of $5.237 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Consumer Staples Portfolio

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012A	2011
Selected Per–Share Data
Net asset value, beginning of period	$102.03	$88.51	$86.17	$75.29	$67.98	$61.34
Income from Investment Operations
Net investment income (loss)B	1.03	1.64	1.69	1.48	1.42	1.14
Net realized and unrealized gain (loss)	(10.66)	17.40	7.55	11.82	8.76	7.14
Total from investment operations	(9.63)	19.04	9.24	13.30	10.18	8.28
Distributions from net investment income	(.22)	(1.54)	(1.66)	(1.28)	(1.24)	(.98)
Distributions from net realized gain	(3.15)	(3.98)	(5.24)	(1.14)	(1.64)	(.66)
Total distributions	(3.37)	(5.52)	(6.90)	(2.42)	(2.87)C	(1.64)
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$89.03	$102.03	$88.51	$86.17	$75.29	$67.98
Total ReturnE,F	(9.74)%	22.27%	10.82%	17.94%	15.30%	13.55%
Ratios to Average Net AssetsG,H
Expenses before reductions	.77%I	.77%	.79%	.81%	.83%	.86%
Expenses net of fee waivers, if any	.77%I	.77%	.79%	.81%	.83%	.86%
Expenses net of all reductions	.76%I	.77%	.79%	.80%	.82%	.86%
Net investment income (loss)	2.14%I	1.73%	1.88%	1.85%	2.01%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$1,833,150	$2,173,970	$1,328,594	$1,425,055	$1,202,440	$877,548
Portfolio turnover rateJ	61%I	42%K	31%	28%	35%	57%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $2.87 per share is comprised of distributions from net investment income of $1.236 and distributions from net realized gain of $1.637 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Consumer Staples Portfolio Class I

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012A	2011
Selected Per–Share Data
Net asset value, beginning of period	$101.91	$88.33	$85.92	$75.14	$67.84	$61.26
Income from Investment Operations
Net investment income (loss)B	1.03	1.59	1.66	1.45	1.39	1.15
Net realized and unrealized gain (loss)	(10.67)	17.40	7.53	11.79	8.73	7.13
Total from investment operations	(9.64)	18.99	9.19	13.24	10.12	8.28
Distributions from net investment income	(.22)	(1.44)	(1.54)	(1.32)	(1.19)	(1.04)
Distributions from net realized gain	(3.15)	(3.98)	(5.24)	(1.14)	(1.64)	(.66)
Total distributions	(3.37)	(5.41)C	(6.78)	(2.46)	(2.82)D	(1.70)
Redemption fees added to paid in capitalB,E	–	–	–	–	–	–
Net asset value, end of period	$88.90	$101.91	$88.33	$85.92	$75.14	$67.84
Total ReturnF,G	(9.76)%	22.26%	10.80%	17.90%	15.24%	13.57%
Ratios to Average Net AssetsH,I
Expenses before reductions	.78%J	.80%	.82%	.85%	.87%	.87%
Expenses net of fee waivers, if any	.77%J	.80%	.82%	.85%	.87%	.87%
Expenses net of all reductions	.77%J	.80%	.82%	.84%	.87%	.87%
Net investment income (loss)	2.13%J	1.70%	1.85%	1.81%	1.96%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$169,378	$198,538	$154,271	$378,731	$163,544	$237,883
Portfolio turnover rateK	61%J	42%L	31%	28%	35%	57%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $5.41 per share is comprised of distributions from net investment income of $1.436 and distributions from net realized gain of $3.976 per share.

 D Total distributions of $2.82 per share is comprised of distributions from net investment income of $1.186 and distributions from net realized gain of $1.637 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2015

1. Organization.

Consumer Staples Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Consumer Staples and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in kind, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$639,524,517
Gross unrealized depreciation	(174,608,013)
Net unrealized appreciation (depreciation) on securities	$464,916,504
Tax cost	$2,255,783,082

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $873,186,629 and $945,351,325, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$516,274	$–
Class T	.25%	.25%	193,944	–
Class B	.75%	.25%	67,677	50,758
Class C	.75%	.25%	1,149,757	259,440
			$1,927,652	$310,198

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$181,597
Class T	24,783
Class B*	1,710
Class C*	12,483
$220,573

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$410,505.20
Class T	86,826.22
Class B	14,578.22
Class C	233,477.20
Consumer Staples	1,748,464.17
Class I	170,805.18
	$ 2,664,655

*Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8,070 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,279 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $140,230.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $98,315 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody by $63.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $11,417 and a portion of class-level operating expenses as follows:

Amount
Class A	$7,870
Class T	1,516
Class B	395
Class C	4,058
Consumer Staples	37,669
Class I	6,663
$ 58,171

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2015	Year ended February 28, 2015
From net investment income
Class A	$748,002	$4,812,004
Class T	109,152	776,331
Class B	4,951	83,556
Class C	151,085	1,335,126
Consumer Staples	4,534,913	29,856,743
Class I	445,963	2,754,772
Total	$5,994,066	$39,618,532
From net realized gain
Class A	$13,245,483	$14,768,867
Class T	2,567,517	2,841,831
Class B	472,929	743,976
Class C	7,440,920	7,778,566
Consumer Staples	65,568,990	65,408,817
Class I	6,389,423	10,857,228
Total	$95,685,262	$102,399,285

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2015	Year ended February 28, 2015	Six months ended August 31, 2015	Year ended February 28, 2015
Class A
Shares sold	823,694	1,066,097	$78,762,656	$101,322,941
Reinvestment of distributions	139,522	205,710	13,557,335	18,829,531
Shares redeemed	(605,912)	(931,333)	(57,741,721)	(86,559,239)
Net increase (decrease)	357,304	340,474	$34,578,270	$33,593,233
Class T
Shares sold	93,924	215,514	$8,935,490	$20,203,421
Reinvestment of distributions	26,837	38,102	2,588,978	3,463,287
Shares redeemed	(142,485)	(146,712)	(13,456,409)	(13,666,581)
Net increase (decrease)	(21,724)	106,904	$(1,931,941)	$10,000,127
Class B
Shares sold	2,493	7,270	$232,612	$675,777
Reinvestment of distributions	4,669	8,161	$448,407	$730,673
Shares redeemed	(42,792)	(57,733)	(3,995,750)	(5,359,510)
Net increase (decrease)	(35,630)	(42,302)	$(3,314,731)	$(3,953,060)
Class C
Shares sold	449,616	636,469	$42,091,266	$59,593,472
Reinvestment of distributions	70,230	86,847	6,683,108	7,772,854
Shares redeemed	(275,660)	(332,705)	(25,673,793)	(30,479,924)
Net increase (decrease)	244,186	390,611	$23,100,581	$36,886,402
Consumer Staples
Shares sold	1,753,451	8,889,529	$169,496,786	$838,041,591
Reinvestment of distributions	690,724	985,926	67,594,280	91,713,079
Shares redeemed	(3,159,236)	(3,580,043)	(305,508,464)	(340,719,360)
Net increase (decrease)	(715,061)	6,295,412	$(68,417,398)	$589,035,310
Class I
Shares sold	493,672	3,870,748A	$47,529,891	$354,438,000A
Reinvestment of distributions	56,913	135,150	5,562,149	12,187,732
Shares redeemed	(593,677)	(3,804,175)B	(56,890,561)	(345,400,883)B
Net increase (decrease)	(43,092)	201,723	$(3,798,521)	$21,224,849

 A Amount includes in-kind exchanges.

 B Amount includes in-kind redemptions.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 26% of the total outstanding shares of the Fund.

Gold Portfolio

Consolidated Investment Summary (Unaudited)

The information in the following tables is based on the consolidated investments of the Fund.

Top Ten Holdings as of August 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Goldcorp, Inc.	8.0	8.8
Randgold Resources Ltd. sponsored ADR	7.8	7.1
Franco-Nevada Corp.	6.3	6.1
Newcrest Mining Ltd.	5.6	6.2
Agnico Eagle Mines Ltd. (Canada)	5.6	5.0
Silver Bullion	5.3	4.2
Gold Bullion	5.2	6.2
Newmont Mining Corp.	4.5	4.0
B2Gold Corp.	3.7	3.4
Royal Gold, Inc.	3.2	3.6
	55.2

Top Industries (% of fund's net assets)

As of August 31, 2015
Gold	87.1%
Commodities & Related Investments*	10.5%
Precious Metals & Minerals	1.1%
Silver	0.7%
Diversified Metals & Mining	0.2%
All Others*	0.4%

 * Includes gold bullion and/or silver bullion.

As of February 28, 2015
Gold	87.6%
Commodities & Related Investments*	10.4%
Precious Metals & Minerals	0.1%
Silver	0.7%
Diversified Metals & Mining	0.2%
All Others*	1.0%

 * Includes gold bullion and/or silver bullion.

* Includes short-term investments and net other assets (liabilities).

Geographic Diversification (% of fund's net assets)

As of August 31, 2015
Canada	57.9%
United States of America*	18.7%
Bailiwick of Jersey	8.4%
Australia	7.4%
South Africa	5.6%
United Kingdom	0.7%
Peru	0.7%
Cayman Islands	0.4%
China	0.2%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of February 28, 2015
Canada	55.8%
United States of America*	19.1%
Australia	8.1%
Bailiwick of Jersey	7.9%
South Africa	6.9%
Peru	0.8%
Bermuda	0.7%
Cayman Islands	0.4%
United Kingdom	0.3%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Gold Portfolio

Consolidated Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.1%
	Shares	Value
Australia - 7.4%
Metals & Mining - 7.4%
Gold - 7.4%
Beadell Resources Ltd. (a)	7,587,418	$755,942
Evolution Mining Ltd.	352,543	255,905
Medusa Mining Ltd. (a)(b)	1,228,595	424,050
Newcrest Mining Ltd. (b)	5,941,753	47,409,487
Northern Star Resources Ltd.	4,351,118	6,254,876
Perseus Mining Ltd.:
(Australia) (b)	1,417,134	383,231
(Canada) (b)	1,300,000	375,494
Regis Resources Ltd. (a)(b)	2,832,191	2,932,594
Resolute Mng Ltd. (b)	2,390,161	450,754
Saracen Mineral Holdings Ltd. (b)	8,462,787	2,649,919
Silver Lake Resources Ltd.(a)(b)	4,145,985	427,821
		62,320,073
Bailiwick of Jersey - 8.4%
Metals & Mining - 8.4%
Gold - 8.4%
Lydian International Ltd. (b)	2,325,200	530,222
Polyus Gold International Ltd. (a)	222,400	648,418
Polyus Gold International Ltd. sponsored GDR	1,340,231	3,886,670
Randgold Resources Ltd. sponsored ADR (a)	1,093,995	65,956,959
		71,022,269
Bermuda - 0.0%
Metals & Mining - 0.0%
Steel - 0.0%
African Minerals Ltd. (a)(b)	1,718,700	26
Canada - 57.9%
Metals & Mining - 57.9%
Diversified Metals & Mining - 0.2%
Ivanhoe Mines Ltd. (b)	2,441,200	1,484,463
Ivanhoe Mines Ltd. Class A warrants 12/10/15 (b)(c)	837,300	3,182
True Gold Mining, Inc. (b)	171,000	23,396
		1,511,041
Gold - 55.9%
Agnico Eagle Mines Ltd. (Canada) (a)	1,933,401	47,350,395
Alacer Gold Corp. (b)	2,131,963	4,650,907
Alamos Gold, Inc.	1,745,766	7,192,195
Argonaut Gold, Inc. (b)	5,077,262	5,132,836
Asanko Gold, Inc. (b)	120,000	197,020
B2Gold Corp. (b)	26,622,293	31,163,219
Barrick Gold Corp.	3,877,569	26,968,498
Centerra Gold, Inc.	369,900	1,869,744
Continental Gold, Inc. (b)	5,415,600	11,567,221
Detour Gold Corp. (b)	1,619,000	16,354,903
Detour Gold Corp. (b)(c)	785,900	7,939,048
Eldorado Gold Corp.	8,672,235	25,905,962
Franco-Nevada Corp.	1,221,100	52,905,670
Goldcorp, Inc.	4,861,500	67,438,718
Guyana Goldfields, Inc. (b)	3,651,400	11,212,873
Guyana Goldfields, Inc. (b)(c)	155,000	475,981
IAMGOLD Corp. (b)	1,027,100	1,725,366
Kinross Gold Corp. (b)	2,363,891	4,222,517
Kirkland Lake Gold, Inc. (a)(b)	854,100	3,453,794
Klondex Mines Ltd. (b)	26,000	69,170
Lake Shore Gold Corp. (a)(b)	2,806,600	2,367,989
New Gold, Inc. (b)	8,408,275	19,365,364
Novagold Resources, Inc. (b)	1,697,100	6,346,710
OceanaGold Corp.	2,849,500	5,024,962
Osisko Gold Royalties Ltd.	473,793	5,499,254
Pilot Gold, Inc. (a)(b)	1,418,150	452,739
Premier Gold Mines Ltd. (b)(d)	10,516,022	19,104,053
Pretium Resources, Inc. (a)(b)	890,138	4,763,280
Pretium Resources, Inc. (b)(c)	225,000	1,204,013
Pretium Resources, Inc. (b)(e)	225,000	1,204,013
Primero Mining Corp. (a)(b)	1,735,500	5,026,038
Richmont Mines, Inc. (b)	89,400	224,927
Romarco Minerals, Inc. (b)	37,623,994	16,015,078
Romarco Minerals, Inc. (b)(c)	5,900,000	2,511,402
Rubicon Minerals Corp. (a)(b)	5,376,402	4,290,987
Seabridge Gold, Inc. (b)	659,166	4,218,662
SEMAFO, Inc. (b)	3,922,900	9,720,777
Teranga Gold Corp. (a)(b)	85,000	37,473
Teranga Gold Corp. CDI unit (b)	3,338,072	1,544,100
Timmins Gold Corp. (b)	17,600	4,749
Torex Gold Resources, Inc. (b)	22,555,000	21,258,893
Yamana Gold, Inc.	6,697,220	12,573,832
		470,555,332
Precious Metals & Minerals - 1.1%
Gold Standard Ventures Corp. (b)	2,155,400	745,445
Tahoe Resources, Inc. (a)	1,006,982	8,419,582
		9,165,027
Silver - 0.7%
MAG Silver Corp. (b)	292,700	2,153,645
Silver Wheaton Corp.	345,900	4,240,930
		6,394,575
TOTAL METALS & MINING		487,625,975
Cayman Islands - 0.4%
Metals & Mining - 0.4%
Gold - 0.4%
Endeavour Mining Corp. (b)	8,267,400	3,581,953
China - 0.2%
Metals & Mining - 0.2%
Gold - 0.2%
Zijin Mining Group Co. Ltd. (H Shares)	5,300,000	1,367,733
Peru - 0.7%
Metals & Mining - 0.7%
Gold - 0.7%
Compania de Minas Buenaventura SA sponsored ADR	854,828	5,402,513
South Africa - 5.6%
Metals & Mining - 5.6%
Gold - 5.6%
AngloGold Ashanti Ltd. sponsored ADR (b)	3,108,508	25,241,085
Gold Fields Ltd. sponsored ADR	4,698,926	15,177,531
Harmony Gold Mining Co. Ltd. (b)	1,484,000	1,286,113
Harmony Gold Mining Co. Ltd. sponsored ADR (a)(b)	1,812,900	1,672,763
Sibanye Gold Ltd. ADR (a)	846,906	4,031,273
		47,408,765
United Kingdom - 0.7%
Metals & Mining - 0.7%
Gold - 0.7%
Acacia Mining PLC	1,551,427	5,696,931
United States of America - 7.8%
Metals & Mining - 7.8%
Gold - 7.8%
McEwen Mining, Inc. (a)	579,110	528,438
Newmont Mining Corp.	2,212,100	37,760,547
Royal Gold, Inc.	564,613	27,169,178
		65,458,163
TOTAL COMMON STOCKS
(Cost $1,282,263,655)		749,884,401

Commodities - 10.5%
	Troy Ounces
Gold Bullion(b)	38,510	43,722,714
Silver Bullion(b)	3,082,000	45,146,677
TOTAL COMMODITIES
(Cost $109,204,403)		88,869,391

Money Market Funds - 5.1%
	Shares
Fidelity Cash Central Fund, 0.15% (f)	4,283,847	4,283,847
Fidelity Securities Lending Cash Central Fund, 0.19% (f)(g)	38,557,163	38,557,163
TOTAL MONEY MARKET FUNDS
(Cost $42,841,010)		42,841,010
TOTAL INVESTMENT PORTFOLIO - 104.7%
(Cost $1,434,309,068)		881,594,802
NET OTHER ASSETS (LIABILITIES) - (4.7)%		(39,872,327)
NET ASSETS - 100%		$841,722,475

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,133,626 or 1.4% of net assets.

 (d) Affiliated company

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,204,013 or 0.1% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Pretium Resources, Inc.	3/31/11	$2,172,293

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,107
Fidelity Securities Lending Cash Central Fund	122,985
Total	$126,092

Consolidated Subsidiary

	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Select Gold Cayman Ltd.	$116,684,748	$17,032,584	$33,092,250	$--	$88,827,307

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Premier Gold Mines Ltd.	$20,747,454	$210,553	$61,846	$--	$19,104,053
Total	$20,747,454	$210,553	$61,846	$--	$19,104,053

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$749,884,401	$701,188,775	$48,695,600	$26
Commodities	88,869,391	88,869,391	--	--
Money Market Funds	42,841,010	42,841,010	--	--
Total Investments in Securities:	$881,594,802	$832,899,176	$48,695,600	$26

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Consolidated Financial Statements:

Transfers	Total
Level 1 to Level 2	$69,980,874
Level 2 to Level 1	$0

See accompanying notes which are an integral part of the consolidated financial statements.

Gold Portfolio

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

		August 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $35,369,234) — See accompanying schedule: Unaffiliated issuers (cost $1,250,849,595)	$730,780,348
Fidelity Central Funds (cost $42,841,010)	42,841,010
Commodities (cost $109,204,403)	88,869,391
Other affiliated issuers (cost $31,414,060)	19,104,053
Total Investments (cost $1,434,309,068)		$881,594,802
Cash		16,980
Foreign currency held at value (cost $71)		71
Receivable for investments sold		2,196,707
Receivable for fund shares sold		1,267,170
Dividends receivable		248,677
Distributions receivable from Fidelity Central Funds		17,021
Prepaid expenses		5,930
Other receivables		29,569
Total assets		885,376,927
Liabilities
Payable for investments purchased	$2,787,191
Unrealized depreciation on foreign currency contracts	51
Payable for fund shares redeemed	1,525,927
Accrued management fee	383,048
Distribution and service plan fees payable	40,595
Other affiliated payables	248,976
Other payables and accrued expenses	111,501
Collateral on securities loaned, at value	38,557,163
Total liabilities		43,654,452
Net Assets		$841,722,475
Net Assets consist of:
Paid in capital		$2,580,184,708
Accumulated net investment loss		(526,638)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,185,219,612)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(552,715,983)
Net Assets		$841,722,475
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($35,788,107 ÷ 2,642,108 shares)		$13.55
Maximum offering price per share (100/94.25 of $13.55)		$14.38
Class T:
Net Asset Value and redemption price per share ($12,157,085 ÷ 912,992 shares)		$13.32
Maximum offering price per share (100/96.50 of $13.32)		$13.80
Class B:
Net Asset Value and offering price per share ($1,397,454 ÷ 108,622 shares)(a)		$12.87
Class C:
Net Asset Value and offering price per share ($33,200,590 ÷ 2,590,933 shares)(a)		$12.81
Gold:
Net Asset Value, offering price and redemption price per share ($740,158,656 ÷ 53,436,990 shares)		$13.85
Class I:
Net Asset Value, offering price and redemption price per share ($19,020,583 ÷ 1,372,804 shares)		$13.86

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Statement of Operations

		Six months ended August 31, 2015 (Unaudited)
Investment Income
Dividends		$4,629,139
Income from Fidelity Central Funds		126,092
Income before foreign taxes withheld		4,755,231
Less foreign taxes withheld		(472,174)
Total income		4,283,057
Expenses
Management fee	$2,835,308
Transfer agent fees	1,378,144
Distribution and service plan fees	275,705
Accounting and security lending fees	230,445
Custodian fees and expenses	174,762
Independent trustees' compensation	8,491
Registration fees	72,307
Audit	20,002
Legal	6,505
Miscellaneous	8,923
Total expenses before reductions	5,010,592
Expense reductions	(220,178)	4,790,414
Net investment income (loss)		(507,357)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(85,858,960)
Other affiliated issuers	(128,350)
Commodities	(4,624,665)
Foreign currency transactions	1,687,366
Total net realized gain (loss)		(88,924,609)
Change in net unrealized appreciation (depreciation) on: Investments	(184,851,914)
Assets and liabilities in foreign currencies	(2,734)
Commodities	(6,919,421)
Total change in net unrealized appreciation (depreciation)		(191,774,069)
Net gain (loss)		(280,698,678)
Net increase (decrease) in net assets resulting from operations		$(281,206,035)

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(507,357)	$(3,405,899)
Net realized gain (loss)	(88,924,609)	(231,533,739)
Change in net unrealized appreciation (depreciation)	(191,774,069)	(19,537,556)
Net increase (decrease) in net assets resulting from operations	(281,206,035)	(254,477,194)
Share transactions - net increase (decrease)	1,271,509	(124,744,949)
Redemption fees	58,489	222,335
Total increase (decrease) in net assets	(279,876,037)	(378,999,808)
Net Assets
Beginning of period	1,121,598,512	1,500,598,320
End of period (including accumulated net investment loss of $526,638 and accumulated net investment loss of $19,281, respectively)	$841,722,475	$1,121,598,512

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Gold Portfolio Class A

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.11	$22.01	$30.25	$45.37	$50.92	$40.50
Income from Investment Operations
Net investment income (loss)B	(.03)	(.10)	–C	.07	(.13)	(.30)
Net realized and unrealized gain (loss)	(4.53)	(3.80)	(8.25)	(15.19)	(2.83)	15.28
Total from investment operations	(4.56)	(3.90)	(8.25)	(15.12)	(2.96)	14.98
Distributions from net realized gain	–	–	–	–	(2.59)	(4.57)
Redemption fees added to paid in capitalB	–C	–C	.01	–C	–C	.01
Net asset value, end of period	$13.55	$18.11	$22.01	$30.25	$45.37	$50.92
Total ReturnD,E,F	(25.18)%	(17.72)%	(27.24)%	(33.33)%	(6.24)%	36.99%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.25%I	1.23%	1.21%	1.18%	1.14%	1.16%
Expenses net of fee waivers, if any	1.21%I	1.19%	1.19%	1.17%	1.14%	1.15%
Expenses net of all reductions	1.21%I	1.19%	1.18%	1.17%	1.14%	1.14%
Net investment income (loss)	(.32)%I	(.51)%	- %J	.18%	(.28)%	(.63)%
Supplemental Data
Net assets, end of period (000 omitted)	$35,788	$46,898	$60,270	$101,202	$152,969	$149,178
Portfolio turnover rateK	22%I	20%	56%	18%	22%	35%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Gold Portfolio Class T

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$17.83	$21.73	$29.95	$45.04	$50.68	$40.34
Income from Investment Operations
Net investment income (loss)B	(.05)	(.15)	(.06)	(.03)	(.27)	(.43)
Net realized and unrealized gain (loss)	(4.46)	(3.75)	(8.17)	(15.06)	(2.80)	15.21
Total from investment operations	(4.51)	(3.90)	(8.23)	(15.09)	(3.07)	14.78
Distributions from net realized gain	–	–	–	–	(2.57)	(4.45)
Redemption fees added to paid in capitalB	–C	–C	.01	–C	–C	.01
Net asset value, end of period	$13.32	$17.83	$21.73	$29.95	$45.04	$50.68
Total ReturnD,E,F	(25.29)%	(17.95)%	(27.45)%	(33.50)%	(6.49)%	36.62%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.53%I	1.50%	1.49%	1.45%	1.43%	1.44%
Expenses net of fee waivers, if any	1.49%I	1.46%	1.47%	1.44%	1.42%	1.42%
Expenses net of all reductions	1.49%I	1.46%	1.46%	1.44%	1.42%	1.42%
Net investment income (loss)	(.60)%I	(.79)%	(.28)%	(.09)%	(.57)%	(.90)%
Supplemental Data
Net assets, end of period (000 omitted)	$12,157	$16,200	$18,402	$24,913	$40,664	$45,846
Portfolio turnover rateJ	22%I	20%	56%	18%	22%	35%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Gold Portfolio Class B

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$17.27	$21.14	$29.27	$44.24	$50.02	$39.87
Income from Investment Operations
Net investment income (loss)B	(.08)	(.24)	(.16)	(.21)	(.49)	(.66)
Net realized and unrealized gain (loss)	(4.32)	(3.63)	(7.98)	(14.76)	(2.76)	15.02
Total from investment operations	(4.40)	(3.87)	(8.14)	(14.97)	(3.25)	14.36
Distributions from net realized gain	–	–	–	–	(2.53)	(4.21)
Redemption fees added to paid in capitalB	–C	–C	.01	–C	–C	–C
Net asset value, end of period	$12.87	$17.27	$21.14	$29.27	$44.24	$50.02
Total ReturnD,E,F	(25.48)%	(18.31)%	(27.78)%	(33.84)%	(6.95)%	35.97%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.00%I	1.97%	1.95%	1.93%	1.90%	1.93%
Expenses net of fee waivers, if any	1.96%I	1.93%	1.93%	1.92%	1.90%	1.92%
Expenses net of all reductions	1.96%I	1.93%	1.93%	1.91%	1.90%	1.91%
Net investment income (loss)	(1.07)%I	(1.26)%	(.75)%	(.57)%	(1.04)%	(1.39)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,397	$2,461	$4,373	$9,423	$20,894	$26,837
Portfolio turnover rateJ	22%I	20%	56%	18%	22%	35%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Gold Portfolio Class C

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$17.20	$21.06	$29.15	$44.05	$49.81	$39.75
Income from Investment Operations
Net investment income (loss)B	(.08)	(.23)	(.16)	(.20)	(.47)	(.64)
Net realized and unrealized gain (loss)	(4.31)	(3.63)	(7.94)	(14.70)	(2.76)	14.98
Total from investment operations	(4.39)	(3.86)	(8.10)	(14.90)	(3.23)	14.34
Distributions from net realized gain	–	–	–	–	(2.53)	(4.28)
Redemption fees added to paid in capitalB	–C	–C	.01	–C	–C	–C
Net asset value, end of period	$12.81	$17.20	$21.06	$29.15	$44.05	$49.81
Total ReturnD,E,F	(25.52)%	(18.33)%	(27.75)%	(33.83)%	(6.93)%	36.01%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.98%I	1.96%	1.96%	1.93%	1.87%	1.89%
Expenses net of fee waivers, if any	1.94%I	1.92%	1.94%	1.92%	1.87%	1.88%
Expenses net of all reductions	1.94%I	1.92%	1.93%	1.91%	1.87%	1.87%
Net investment income (loss)	(1.06)%I	(1.25)%	(.76)%	(.57)%	(1.01)%	(1.35)%
Supplemental Data
Net assets, end of period (000 omitted)	$33,201	$39,429	$33,811	$37,787	$67,996	$72,431
Portfolio turnover rateJ	22%I	20%	56%	18%	22%	35%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Gold Portfolio

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.50	$22.41	$30.72	$45.96	$51.44	$40.85
Income from Investment Operations
Net investment income (loss)B	–C	(.04)	.06	.16	(.02)	(.18)
Net realized and unrealized gain (loss)	(4.65)	(3.87)	(8.38)	(15.40)	(2.85)	15.43
Total from investment operations	(4.65)	(3.91)	(8.32)	(15.24)	(2.87)	15.25
Distributions from net realized gain	–	–	–	–	(2.61)	(4.67)
Redemption fees added to paid in capitalB	–C	–C	.01	–C	–C	.01
Net asset value, end of period	$13.85	$18.50	$22.41	$30.72	$45.96	$51.44
Total ReturnD,E	(25.14)%	(17.45)%	(27.05)%	(33.16)%	(6.00)%	37.35%
Ratios to Average Net AssetsF,G
Expenses before reductions	.98%H	.94%	.94%	.93%	.89%	.91%
Expenses net of fee waivers, if any	.93%H	.90%	.92%	.92%	.89%	.90%
Expenses net of all reductions	.93%H	.90%	.91%	.92%	.89%	.89%
Net investment income (loss)	(.05)%H	(.22)%	.27%	.43%	(.03)%	(.37)%
Supplemental Data
Net assets, end of period (000 omitted)	$740,159	$992,944	$1,275,913	$2,301,019	$3,924,440	$4,250,249
Portfolio turnover rateI	22%H	20%	56%	18%	22%	35%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights — Gold Portfolio Class I

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.50	$22.41	$30.69	$45.87	$51.32	$40.77
Income from Investment Operations
Net investment income (loss)B	–C	(.04)	.07	.20	.02	(.15)
Net realized and unrealized gain (loss)	(4.64)	(3.87)	(8.36)	(15.38)	(2.85)	15.41
Total from investment operations	(4.64)	(3.91)	(8.29)	(15.18)	(2.83)	15.26
Distributions from net realized gain	–	–	–	–	(2.62)	(4.72)
Redemption fees added to paid in capitalB	–C	–C	.01	–C	–C	.01
Net asset value, end of period	$13.86	$18.50	$22.41	$30.69	$45.87	$51.32
Total ReturnD,E	(25.08)%	(17.45)%	(26.98)%	(33.09)%	(5.94)%	37.45%
Ratios to Average Net AssetsF,G
Expenses before reductions	.94%H	.90%	.87%	.84%	.82%	.85%
Expenses net of fee waivers, if any	.89%H	.86%	.85%	.83%	.81%	.84%
Expenses net of all reductions	.89%H	.86%	.84%	.82%	.81%	.83%
Net investment income (loss)	(.01)%H	(.18)%	.34%	.52%	.04%	(.31)%
Supplemental Data
Net assets, end of period (000 omitted)	$19,021	$23,667	$107,830	$128,262	$168,548	$137,246
Portfolio turnover rateI	22%H	20%	56%	18%	22%	35%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Notes to Consolidated Financial Statements (Unaudited)

For the period ended August 31, 2015

1. Organization.

Gold Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Gold and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Consolidated Subsidiary.

The Fund invests in certain commodity-related investments through Fidelity Select Gold Cayman, Ltd, a wholly owned subsidiary (the "Subsidiary"). As of August 31, 2015, the Fund held an investment of $88,827,307 in the Subsidiary, representing 10.6% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

4. Significant Accounting Policies.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), controlled foreign corporation, deferred trustees compensation, net operating losses, losses deferred due to wash sales and capital loss carryforwards.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end on an unconsolidated basis were as follows:

Gross unrealized appreciation	$81,771,580
Gross unrealized depreciation	(746,584,444)
Net unrealized appreciation (depreciation) on securities	$(664,812,864)
Tax cost	$1,546,365,582

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(134,736,786)
Long-term	(859,477,478)
Total capital loss carryforward	$(994,214,264)

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Consolidated Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $120,418,024 and $108,936,305, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease.

FMR, either through itself or through an affiliate provides investment management related services to the Subsidiary for which the Subsidiary pays a monthly management fee at the annual rate of .30% of its net assets. Under the management contract with the subsidiary, FMR pays all other expenses of the Subsidiary, except custodian fees.

For the reporting period, the total consolidated annualized management fee rate which includes the management fee of the Fund and the Subsidiary was .59% of the Fund's average net assets.

During the period, the investment adviser waived a portion of the Fund's management fee representing the amount of the management fee paid by the Subsidiary to FMR as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$50,570	$95
Class T	.25%	.25%	35,568	–
Class B	.75%	.25%	9,399	7,049
Class C	.75%	.25%	180,168	49,070
			$275,705	$56,214

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$12,199
Class T	4,395
Class B*	977
Class C*	1,705
$19,276

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$61,519.30
Class T	23,694.33
Class B	2,834.30
Class C	51,971.29
Gold	1,208,630.28
Class I	29,496.25
	$1,378,144

*Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were $3,255 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $728 and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $122,985.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to the management fee paid by the Subsidiary to FMR. During the period, this waiver reduced the Fund's management fee by $179,299.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $11,629 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4,008 and a portion of class-level operating expenses as follows:

Amount
Class A	$100
Class T	28
Class B	4
Class C	395
Gold	23,242
Class I	1,473
$25,242

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2015	Year ended February 28, 2015	Six months ended August 31, 2015	Year ended February 28, 2015
Class A
Shares sold	518,834	1,014,651	$8,025,425	$20,366,842
Shares redeemed	(465,693)	(1,163,476)	(7,275,162)	(22,763,258)
Net increase (decrease)	53,141	(148,825)	$750,263	$(2,396,416)
Class T
Shares sold	136,765	317,888	$2,107,964	$6,202,712
Shares redeemed	(132,218)	(256,267)	(2,013,307)	(4,926,125)
Net increase (decrease)	4,547	61,621	$94,657	$1,276,587
Class B
Shares sold	4,058	6,743	$57,181	$129,320
Shares redeemed	(37,931)	(71,044)	(574,395)	(1,326,720)
Net increase (decrease)	(33,873)	(64,301)	$(517,214)	$(1,197,400)
Class C
Shares sold	508,709	1,131,151	$7,441,929	$21,162,781
Shares redeemed	(210,167)	(444,470)	(3,005,672)	(8,210,673)
Net increase (decrease)	298,542	686,681	$4,436,257	$12,952,108
Gold
Shares sold	8,910,056	22,066,731	$139,098,070	$446,680,830
Shares redeemed	(9,151,440)	(25,311,740)	(145,489,035)	(508,417,315)
Net increase (decrease)	(241,384)	(3,245,009)	$(6,390,965)	$(61,736,485)
Class I
Shares sold	846,060	1,547,691	$14,167,660	$33,198,070
Shares redeemed	(752,517)	(5,080,368)	(11,269,149)	(106,841,413)
Net increase (decrease)	93,543	(3,532,677)	$2,898,511	$(73,643,343)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Materials Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Monsanto Co.	9.6	8.5
E.I. du Pont de Nemours & Co.	9.4	11.4
WestRock Co.	9.2	5.5
Eastman Chemical Co.	8.0	5.3
LyondellBasell Industries NV Class A	7.2	4.7
Ecolab, Inc.	6.4	5.3
PPG Industries, Inc.	4.9	0.0
Eagle Materials, Inc.	4.6	3.1
Graphic Packaging Holding Co.	3.8	2.5
CF Industries Holdings, Inc.	3.4	3.4
	66.5

Top Industries (% of fund's net assets)

As of August 31, 2015
Chemicals	63.5%
Containers & Packaging	21.6%
Metals & Mining	5.2%
Construction Materials	4.6%
Paper & Forest Products	1.5%
All Others*	3.6%

As of February 28, 2015
Chemicals	70.0%
Containers & Packaging	16.6%
Metals & Mining	6.7%
Construction Materials	3.1%
Paper & Forest Products	1.7%
All Others*	1.9%

* Includes short-term investments and net other assets (liabilities).

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Materials Portfolio

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Chemicals - 63.5%
Commodity Chemicals - 8.2%
LyondellBasell Industries NV Class A	1,421,396	$121,358,790
Orion Engineered Carbons SA	987,291	16,191,572
		137,550,362
Diversified Chemicals - 17.4%
E.I. du Pont de Nemours & Co.	3,037,700	156,441,550
Eastman Chemical Co.	1,857,730	134,611,116
		291,052,666
Fertilizers & Agricultural Chemicals - 14.5%
Agrium, Inc.	235,300	24,433,211
CF Industries Holdings, Inc.	1,004,710	57,650,260
Monsanto Co.	1,644,830	160,617,649
		242,701,120
Specialty Chemicals - 23.4%
Albemarle Corp. U.S.	634,700	28,694,787
Ashland, Inc.	473,600	49,713,792
Ecolab, Inc.	988,320	107,865,245
Frutarom Industries Ltd.	192,796	7,320,092
NewMarket Corp.	73,229	28,064,282
PPG Industries, Inc.	864,500	82,378,205
Valspar Corp.	447,600	32,809,080
W.R. Grace & Co. (a)	554,340	54,846,400
		391,691,883

TOTAL CHEMICALS		1,062,996,031

Construction Materials - 4.6%
Construction Materials - 4.6%
Eagle Materials, Inc.	945,655	77,382,949
Containers & Packaging - 21.6%
Metal & Glass Containers - 4.2%
Ball Corp.	747,683	49,279,787
Owens-Illinois, Inc. (a)	995,900	20,764,515
		70,044,302
Paper Packaging - 17.4%
Graphic Packaging Holding Co.	4,485,495	63,245,480
Packaging Corp. of America	477,700	32,058,447
Sealed Air Corp.	819,000	42,137,550
WestRock Co.	2,585,119	153,426,813
		290,868,290

TOTAL CONTAINERS & PACKAGING		360,912,592

Energy Equipment & Services - 0.3%
Oil & Gas Equipment & Services - 0.3%
Aspen Aerogels, Inc. (a)	730,304	5,455,371
Metals & Mining - 5.2%
Steel - 5.2%
Nucor Corp.	763,000	33,030,270
Steel Dynamics, Inc.	2,789,000	54,329,720
		87,359,990
Paper & Forest Products - 1.5%
Paper Products - 1.5%
Domtar Corp.	614,400	24,705,024
Trading Companies & Distributors - 1.0%
Trading Companies & Distributors - 1.0%
Wolseley PLC	265,676	17,151,090
TOTAL COMMON STOCKS
(Cost $1,466,459,195)		1,635,963,047

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 0.15% (b)	29,154,794	29,154,794
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	12,705	12,705
TOTAL MONEY MARKET FUNDS
(Cost $29,167,499)		29,167,499
TOTAL INVESTMENT PORTFOLIO - 99.4%
(Cost $1,495,626,694)		1,665,130,546
NET OTHER ASSETS (LIABILITIES) - 0.6%		9,372,241
NET ASSETS - 100%		$1,674,502,787

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,804
Fidelity Securities Lending Cash Central Fund	47,166
Total	$63,970

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aspen Aerogels, Inc.	$10,127,522	$--	$3,743,092	$--	$--
Total	$10,127,522	$--	$3,743,092	$--	$--

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.9%
Netherlands	7.2%
Canada	1.5%
Bailiwick of Jersey	1.0%
Luxembourg	1.0%
Others (Individually Less Than 1%)	0.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Materials Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $12,140) — See accompanying schedule: Unaffiliated issuers (cost $1,466,459,195)	$1,635,963,047
Fidelity Central Funds (cost $29,167,499)	29,167,499
Total Investments (cost $1,495,626,694)		$1,665,130,546
Receivable for investments sold		13,287,975
Receivable for fund shares sold		2,167,025
Dividends receivable		3,035,995
Distributions receivable from Fidelity Central Funds		6,502
Prepaid expenses		13,140
Other receivables		55,775
Total assets		1,683,696,958
Liabilities
Payable for investments purchased	$2,755,247
Payable for fund shares redeemed	5,040,926
Accrued management fee	797,510
Distribution and service plan fees payable	153,565
Other affiliated payables	361,122
Other payables and accrued expenses	73,096
Collateral on securities loaned, at value	12,705
Total liabilities		9,194,171
Net Assets		$1,674,502,787
Net Assets consist of:
Paid in capital		$1,472,594,709
Undistributed net investment income		10,812,476
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		21,597,795
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		169,497,807
Net Assets		$1,674,502,787
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($266,036,916 ÷ 3,727,290 shares)		$71.38
Maximum offering price per share (100/94.25 of $71.38)		$75.73
Class T:
Net Asset Value and redemption price per share ($36,405,782 ÷ 513,954 shares)		$70.83
Maximum offering price per share (100/96.50 of $70.83)		$73.40
Class B:
Net Asset Value and offering price per share ($4,335,467 ÷ 62,647 shares)(a)		$69.20
Class C:
Net Asset Value and offering price per share ($87,674,791 ÷ 1,269,500 shares)(a)		$69.06
Materials:
Net Asset Value, offering price and redemption price per share ($870,836,054 ÷ 12,133,503 shares)		$71.77
Class I:
Net Asset Value, offering price and redemption price per share ($409,213,777 ÷ 5,713,013 shares)		$71.63

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2015 (Unaudited)
Investment Income
Dividends		$19,405,914
Interest		16
Income from Fidelity Central Funds		63,970
Total income		19,469,900
Expenses
Management fee	$5,244,790
Transfer agent fees	1,987,249
Distribution and service plan fees	1,010,334
Accounting and security lending fees	293,390
Custodian fees and expenses	14,041
Independent trustees' compensation	16,663
Registration fees	93,949
Audit	26,997
Legal	12,507
Miscellaneous	14,580
Total expenses before reductions	8,714,500
Expense reductions	(90,142)	8,624,358
Net investment income (loss)		10,845,542
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	38,934,697
Other affiliated issuers	(16,224)
Foreign currency transactions	(97,265)
Total net realized gain (loss)		38,821,208
Change in net unrealized appreciation (depreciation) on: Investment securities	(267,797,224)
Assets and liabilities in foreign currencies	(6,045)
Total change in net unrealized appreciation (depreciation)		(267,803,269)
Net gain (loss)		(228,982,061)
Net increase (decrease) in net assets resulting from operations		$(218,136,519)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,845,542	$16,415,183
Net realized gain (loss)	38,821,208	140,995,843
Change in net unrealized appreciation (depreciation)	(267,803,269)	(115,351,730)
Net increase (decrease) in net assets resulting from operations	(218,136,519)	42,059,296
Distributions to shareholders from net investment income	–	(14,132,791)
Distributions to shareholders from net realized gain	(906,398)	(176,045,519)
Total distributions	(906,398)	(190,178,310)
Share transactions - net increase (decrease)	(161,718,782)	139,840,860
Redemption fees	28,645	59,111
Total increase (decrease) in net assets	(380,733,054)	(8,219,043)
Net Assets
Beginning of period	2,055,235,841	2,063,454,884
End of period (including undistributed net investment income of $10,812,476 and distributions in excess of net investment income of $33,066, respectively)	$1,674,502,787	$2,055,235,841

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Materials Portfolio Class A

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$80.43	$86.46	$73.44	$69.23	$69.96	$52.54
Income from Investment Operations
Net investment income (loss)B	.38	.51	.36	.70	.40	1.08C
Net realized and unrealized gain (loss)	(9.39)	1.05	14.56	5.69	(.35)	17.40
Total from investment operations	(9.01)	1.56	14.92	6.39	.05	18.48
Distributions from net investment income	–	(.43)	(.30)	(.63)	(.40)	(1.06)
Distributions from net realized gain	(.04)	(7.17)	(1.60)	(1.55)	(.38)	(.01)
Total distributions	(.04)	(7.59)D	(1.90)	(2.18)	(.78)	(1.07)
Redemption fees added to paid in capitalB	–E	–E	–E	–E	–E	.01
Net asset value, end of period	$71.38	$80.43	$86.46	$73.44	$69.23	$69.96
Total ReturnF,G,H	(11.21)%	2.20%	20.46%	9.40%	.21%	35.33%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.06%K	1.06%	1.10%	1.13%	1.13%	1.16%
Expenses net of fee waivers, if any	1.06%K	1.06%	1.10%	1.13%	1.13%	1.16%
Expenses net of all reductions	1.05%K	1.06%	1.09%	1.12%	1.13%	1.15%
Net investment income (loss)	.98%K	.61%	.45%	1.02%	.61%	1.81%C
Supplemental Data
Net assets, end of period (000 omitted)	$266,037	$319,740	$336,777	$219,627	$157,781	$124,160
Portfolio turnover rateL	70%K	76%M	53%	61%	94%	87%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .41%.

 D Total distributions of $7.59 per share is comprised of distributions from net investment income of $.425 and distributions from net realized gain of $7.167 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Materials Portfolio Class T

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$79.95	$85.99	$73.05	$68.91	$69.68	$52.35
Income from Investment Operations
Net investment income (loss)B	.26	.25	.12	.50	.21	.90C
Net realized and unrealized gain (loss)	(9.34)	1.06	14.48	5.66	(.35)	17.34
Total from investment operations	(9.08)	1.31	14.60	6.16	(.14)	18.24
Distributions from net investment income	–	(.18)	(.06)	(.46)	(.25)	(.92)
Distributions from net realized gain	(.04)	(7.17)	(1.60)	(1.55)	(.38)	–
Total distributions	(.04)	(7.35)	(1.66)	(2.02)D	(.63)	(.92)
Redemption fees added to paid in capitalB	–E	–E	–E	–E	–E	.01
Net asset value, end of period	$70.83	$79.95	$85.99	$73.05	$68.91	$69.68
Total ReturnF,G,H	(11.37)%	1.90%	20.10%	9.10%	(.09)%	34.98%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.37%K	1.37%	1.40%	1.42%	1.42%	1.44%
Expenses net of fee waivers, if any	1.37%K	1.37%	1.40%	1.42%	1.42%	1.44%
Expenses net of all reductions	1.36%K	1.37%	1.39%	1.41%	1.41%	1.43%
Net investment income (loss)	.67%K	.31%	.15%	.73%	.33%	1.54%C
Supplemental Data
Net assets, end of period (000 omitted)	$36,406	$45,252	$45,223	$37,860	$28,290	$25,570
Portfolio turnover rateL	70%K	76%M	53%	61%	94%	87%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .14%.

 D Total distributions of $2.02 per share is comprised of distributions from net investment income of $.463 and distributions from net realized gain of $1.552 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Materials Portfolio Class B

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$78.31	$84.63	$72.21	$68.13	$68.95	$51.86
Income from Investment Operations
Net investment income (loss)B	.06	(.18)	(.28)	.16	(.11)	.60C
Net realized and unrealized gain (loss)	(9.13)	1.03	14.28	5.57	(.33)	17.13
Total from investment operations	(9.07)	.85	14.00	5.73	(.44)	17.73
Distributions from net investment income	–	–	–	(.10)	–	(.65)
Distributions from net realized gain	(.04)	(7.17)	(1.58)	(1.55)	(.38)	–
Total distributions	(.04)	(7.17)	(1.58)	(1.65)	(.38)	(.65)
Redemption fees added to paid in capitalB	–D	–D	–D	–D	–D	.01
Net asset value, end of period	$69.20	$78.31	$84.63	$72.21	$68.13	$68.95
Total ReturnE,F,G	(11.59)%	1.35%	19.50%	8.55%	(.57)%	34.29%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.88%J	1.89%	1.90%	1.92%	1.91%	1.93%
Expenses net of fee waivers, if any	1.88%J	1.89%	1.90%	1.92%	1.91%	1.93%
Expenses net of all reductions	1.88%J	1.89%	1.90%	1.91%	1.91%	1.92%
Net investment income (loss)	.16%J	(.22)%	(.36)%	.24%	(.17)%	1.04%C
Supplemental Data
Net assets, end of period (000 omitted)	$4,335	$6,487	$8,671	$10,218	$11,040	$13,507
Portfolio turnover rateK	70%J	76%L	53%	61%	94%	87%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Materials Portfolio Class C

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$78.12	$84.38	$71.96	$67.98	$68.78	$51.79
Income from Investment Operations
Net investment income (loss)B	.09	(.12)	(.23)	.18	(.10)	.61C
Net realized and unrealized gain (loss)	(9.11)	1.03	14.23	5.55	(.32)	17.09
Total from investment operations	(9.02)	.91	14.00	5.73	(.42)	17.70
Distributions from net investment income	–	–	–	(.20)	–	(.72)
Distributions from net realized gain	(.04)	(7.17)	(1.58)	(1.55)	(.38)	–
Total distributions	(.04)	(7.17)	(1.58)	(1.75)	(.38)	(.72)
Redemption fees added to paid in capitalB	–D	–D	–D	–D	–D	.01
Net asset value, end of period	$69.06	$78.12	$84.38	$71.96	$67.98	$68.78
Total ReturnE,F,G	(11.56)%	1.43%	19.56%	8.58%	(.55)%	34.29%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.82%J	1.82%	1.85%	1.89%	1.89%	1.93%
Expenses net of fee waivers, if any	1.81%J	1.82%	1.85%	1.89%	1.89%	1.93%
Expenses net of all reductions	1.81%J	1.82%	1.84%	1.88%	1.89%	1.92%
Net investment income (loss)	.23%J	(.14)%	(.30)%	.26%	(.15)%	1.04%C
Supplemental Data
Net assets, end of period (000 omitted)	$87,675	$107,697	$106,879	$75,007	$58,296	$46,525
Portfolio turnover rateK	70%J	76%L	53%	61%	94%	87%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Materials Portfolio

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$80.77	$86.81	$73.68	$69.41	$70.11	$52.61
Income from Investment Operations
Net investment income (loss)B	.48	.73	.58	.90	.60	1.25C
Net realized and unrealized gain (loss)	(9.44)	1.05	14.63	5.71	(.37)	17.43
Total from investment operations	(8.96)	1.78	15.21	6.61	.23	18.68
Distributions from net investment income	–	(.65)	(.48)	(.79)	(.55)	(1.16)
Distributions from net realized gain	(.04)	(7.17)	(1.60)	(1.55)	(.38)	(.03)
Total distributions	(.04)	(7.82)	(2.08)	(2.34)	(.93)	(1.19)
Redemption fees added to paid in capitalB	–D	–D	–D	–D	–D	.01
Net asset value, end of period	$71.77	$80.77	$86.81	$73.68	$69.41	$70.11
Total ReturnE,F	(11.10)%	2.46%	20.80%	9.71%	.49%	35.70%
Ratios to Average Net AssetsG,H
Expenses before reductions	.81%I	.80%	.82%	.85%	.85%	.88%
Expenses net of fee waivers, if any	.80%I	.80%	.82%	.85%	.85%	.88%
Expenses net of all reductions	.80%I	.80%	.82%	.84%	.84%	.87%
Net investment income (loss)	1.24%I	.87%	.73%	1.30%	.90%	2.10%C
Supplemental Data
Net assets, end of period (000 omitted)	$870,836	$1,107,689	$1,231,942	$1,146,782	$1,089,619	$1,195,371
Portfolio turnover rateJ	70%I	76%K	53%	61%	94%	87%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .70%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Materials Portfolio Class I

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$80.60	$86.66	$73.57	$69.35	$70.05	$52.58
Income from Investment Operations
Net investment income (loss)B	.49	.74	.59	.90	.60	1.28C
Net realized and unrealized gain (loss)	(9.42)	1.05	14.60	5.70	(.36)	17.40
Total from investment operations	(8.93)	1.79	15.19	6.60	.24	18.68
Distributions from net investment income	–	(.68)	(.50)	(.83)	(.56)	(1.19)
Distributions from net realized gain	(.04)	(7.17)	(1.60)	(1.55)	(.38)	(.03)
Total distributions	(.04)	(7.85)	(2.10)	(2.38)	(.94)	(1.22)
Redemption fees added to paid in capitalB	–D	–D	–D	–D	–D	.01
Net asset value, end of period	$71.63	$80.60	$86.66	$73.57	$69.35	$70.05
Total ReturnE,F	(11.09)%	2.49%	20.81%	9.71%	.50%	35.73%
Ratios to Average Net AssetsG,H
Expenses before reductions	.78%I	.78%	.81%	.85%	.84%	.86%
Expenses net of fee waivers, if any	.78%I	.78%	.81%	.85%	.84%	.86%
Expenses net of all reductions	.78%I	.78%	.81%	.84%	.83%	.85%
Net investment income (loss)	1.26%I	.89%	.74%	1.30%	.91%	2.11%C
Supplemental Data
Net assets, end of period (000 omitted)	$409,214	$468,371	$333,963	$246,696	$89,299	$85,130
Portfolio turnover rateJ	70%I	76%K	53%	61%	94%	87%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .72%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2015

1. Organization.

Materials Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Materials and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, in-kind transactions, passive foreign investment companies (PFIC), original issue discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$275,231,923
Gross unrealized depreciation	(110,844,501)
Net unrealized appreciation (depreciation) on securities	$164,387,422
Tax cost	$1,500,743,124

The Fund elected to defer to its next fiscal year approximately $5,660,716 of capital losses recognized during the period November 1, 2014 to February 28, 2015.

Capital loss carryforwards are only available to offset future gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act or 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration:
2017	$(810,939)
2018	(1,022,988)
2019	(80,787)
Total with expiration	$(1,914,714)

The Fund acquired $1,914,714 of its capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $611,309 per year.

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $655,679,558 and $827,401,816, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$375,494	$–
Class T	.25%	.25%	103,416	–
Class B	.75%	.25%	27,071	20,303
Class C	.75%	.25%	504,353	82,905
			$1,010,334	$103,208

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$36,807
Class T	2,919
Class B*	1,723
Class C*	7,735
$49,184

*When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$322,696.21
Class T	56,715.27
Class B	7,671.28
Class C	110,277.22
Materials	1,067,247.21
Class I	422,643.19
	$1,987,249

*Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10,550 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,527 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $47,166.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $36,952 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $7,779 and a portion of class-level operating expenses as follows:

Amount
Class A	$6,876
Class T	846
Class B	22
Class C	2,309
Materials	27,233
Class I	8,125
$ 45,411

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2015	Year ended February 28, 2015
From net investment income
Class A	$–	$1,638,100
Class T	–	99,020
Materials	–	8,803,568
Class I	–	3,592,103
Total	$–	$14,132,791
From net realized gain
Class A	$142,163	$27,780,861
Class T	19,809	3,863,168
Class B	2,750	628,830
Class C	49,466	9,676,799
Materials	481,379	98,020,822
Class I	210,831	36,075,039
Total	$906,398	$176,045,519

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2015	Year ended February 28, 2015	Six months ended August 31, 2015	Year ended February 28, 2015
Class A
Shares sold	440,698	1,287,549	$34,144,694	$107,992,682
Reinvestment of distributions	1,705	350,058	134,157	27,494,344
Shares redeemed	(690,349)	(1,557,532)	(53,337,676)	(130,043,911)
Net increase (decrease)	(247,946)	80,075	$(19,058,825)	$5,443,115
Class T
Shares sold	37,053	122,029	$2,833,717	$10,167,521
Reinvestment of distributions	244	48,608	19,104	3,794,851
Shares redeemed	(89,364)	(130,511)	(6,884,642)	(10,688,592)
Net increase (decrease)	(52,067)	40,126	$(4,031,821)	$3,273,780
Class B
Shares sold	1,414	2,935	$108,496	$242,184
Reinvestment of distributions	34	7,683	2,627	590,123
Shares redeemed	(21,639)	(30,247)	(1,632,076)	(2,465,575)
Net increase (decrease)	(20,191)	(19,629)	$(1,520,953)	$(1,633,268)
Class C
Shares sold	85,043	367,698	$6,423,692	$30,096,831
Reinvestment of distributions	579	110,883	44,233	8,472,087
Shares redeemed	(194,719)	(366,676)	(14,553,390)	(29,116,038)
Net increase (decrease)	(109,097)	111,905	$(8,085,465)	$9,452,880
Materials
Shares sold	625,816	2,411,814	$48,746,846	$202,615,605
Reinvestment of distributions	5,717	1,274,428	451,965	100,536,677
Shares redeemed	(2,211,617)	(4,164,314)	(171,119,417)	(345,204,286)
Net increase (decrease)	(1,580,084)	(478,072)	$(121,920,606)	$(42,052,004)
Class I
Shares sold	840,288	4,739,071A	$65,266,509	$400,864,210A
Reinvestment of distributions	2,499	464,747	197,171	36,366,289
Shares redeemed	(940,497)	(3,246,644)B	(72,564,792)	(271,874,142)B
Net increase (decrease)	(97,710)	1,957,174	$(7,101,112)	$165,356,357

 A Amount includes in-kind exchanges.

 B Amount includes in-kind redemptions.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Telecommunications Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
AT&T, Inc.	24.0	13.9
Verizon Communications, Inc.	16.6	19.9
T-Mobile U.S., Inc.	4.5	4.3
Level 3 Communications, Inc.	4.5	6.4
SBA Communications Corp. Class A	4.2	4.3
American Tower Corp.	4.2	2.3
Cogent Communications Group, Inc.	3.9	4.3
CenturyLink, Inc.	3.2	3.3
Telephone & Data Systems, Inc.	3.0	3.2
Frontier Communications Corp.	2.8	3.0
	70.9

Top Industries (% of fund's net assets)

As of August 31, 2015
Diversified Telecommunication Services	70.2%
Wireless Telecommunication Services	19.1%
Real Estate Investment Trusts	5.2%
Media	2.1%
Internet Software & Services	1.0%
All Others*	2.4%

As of February 28, 2015
Diversified Telecommunication Services	62.8%
Wireless Telecommunication Services	19.8%
Media	9.8%
Real Estate Investment Trusts	2.7%
Internet Software & Services	1.0%
All Others*	3.9%

* Includes short-term investments and net other assets (liabilities).

Telecommunications Portfolio

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Communications Equipment - 0.7%
Communications Equipment - 0.7%
Ruckus Wireless, Inc. (a)	295,500	$3,345,060
Diversified Telecommunication Services - 69.7%
Alternative Carriers - 18.1%
8x8, Inc. (a)	837,086	6,470,675
Cogent Communications Group, Inc.	619,868	17,213,734
Globalstar, Inc. (a)(b)	2,591,600	4,561,216
Iliad SA	9,309	2,102,799
inContact, Inc. (a)(b)	958,313	7,235,263
Iridium Communications, Inc. (a)(b)	504,976	3,762,071
Level 3 Communications, Inc. (a)	443,767	19,849,698
Lumos Networks Corp.	579,378	6,801,898
Premiere Global Services, Inc. (a)	525,883	5,669,019
Towerstream Corp. (a)(b)	807,024	1,202,466
Vonage Holdings Corp. (a)	766,171	4,252,249
Zayo Group Holdings, Inc.	34,800	973,356
		80,094,444
Integrated Telecommunication Services - 51.6%
AT&T, Inc.	3,201,420	106,287,144
Atlantic Tele-Network, Inc.	110,000	7,859,500
Bezeq The Israel Telecommunication Corp. Ltd.	1,252,300	2,250,046
CenturyLink, Inc.	526,778	14,244,077
Cincinnati Bell, Inc. (a)	884,314	3,033,197
Consolidated Communications Holdings, Inc.	211,398	4,124,375
Frontier Communications Corp. (b)	2,466,183	12,503,548
General Communications, Inc. Class A (a)	63,694	1,073,244
IDT Corp. Class B	202,881	3,169,001
Telecom Italia SpA (a)	4,000	4,855
Verizon Communications, Inc.	1,599,497	73,592,857
Windstream Holdings, Inc. (b)	42,580	306,150
		228,447,994

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		308,542,438

Internet Software & Services - 1.0%
Internet Software & Services - 1.0%
Gogo, Inc. (a)(b)	202,000	3,209,780
Rackspace Hosting, Inc. (a)	38,700	1,176,867
		4,386,647
Media - 2.1%
Cable & Satellite - 2.1%
Charter Communications, Inc. Class A (a)(b)	12,800	2,324,608
Liberty Global PLC Class C (a)	40,336	1,809,876
Liberty LiLac Group Class C (a)	1,916	63,707
Time Warner Cable, Inc.	28,300	5,264,366
		9,462,557
Real Estate Investment Trusts - 5.2%
Specialized REITs - 5.2%
American Tower Corp.	200,190	18,455,516
Communications Sales & Leasing, Inc.	137,000	2,753,700
Crown Castle International Corp.	14,000	1,167,460
CyrusOne, Inc.	21,100	668,026
		23,044,702
Software - 0.5%
Application Software - 0.3%
Interactive Intelligence Group, Inc. (a)	37,100	1,298,871
Systems Software - 0.2%
Rovi Corp. (a)	90,700	1,004,049

TOTAL SOFTWARE		2,302,920

Wireless Telecommunication Services - 18.9%
Wireless Telecommunication Services - 18.9%
Bharti Infratel Ltd.	481,103	2,898,945
KDDI Corp.	179,400	4,451,610
Leap Wireless International, Inc. rights (a)	400	1,008
RingCentral, Inc. (a)	257,690	4,434,845
SBA Communications Corp. Class A (a)	158,156	18,694,039
Shenandoah Telecommunications Co.	51,626	1,997,410
SoftBank Corp.	76,900	4,474,300
Sprint Corp. (a)(b)	2,118,585	10,720,040
T-Mobile U.S., Inc. (a)	502,497	19,903,906
Telephone & Data Systems, Inc.	470,664	13,385,684
U.S. Cellular Corp. (a)	70,900	2,617,628
		83,579,415
TOTAL COMMON STOCKS
(Cost $406,491,722)		434,663,739

Nonconvertible Preferred Stocks - 0.7%
Diversified Telecommunication Services - 0.5%
Integrated Telecommunication Services - 0.5%
Telefonica Brasil SA sponsored ADR	187,700	2,089,101
Wireless Telecommunication Services - 0.2%
Wireless Telecommunication Services - 0.2%
TIM Participacoes SA sponsored ADR (b)	68,300	825,747
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $4,873,932)		2,914,848

Money Market Funds - 9.0%
Fidelity Cash Central Fund, 0.15% (c)	3,716,824	3,716,824
Fidelity Securities Lending Cash Central Fund, 0.19% (c)(d)	36,212,186	36,212,186
TOTAL MONEY MARKET FUNDS
(Cost $39,929,010)		39,929,010
TOTAL INVESTMENT PORTFOLIO - 107.8%
(Cost $451,294,664)		477,507,597
NET OTHER ASSETS (LIABILITIES) - (7.8)%		(34,609,017)
NET ASSETS - 100%		$442,898,580

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,800
Fidelity Securities Lending Cash Central Fund	261,852
Total	$266,652

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$434,663,739	$425,731,966	$8,930,765	$1,008
Nonconvertible Preferred Stocks	2,914,848	2,914,848	--	--
Money Market Funds	39,929,010	39,929,010	--	--
Total Investments in Securities:	$477,507,597	$468,575,824	$8,930,765	$1,008

See accompanying notes which are an integral part of the financial statements.

Telecommunications Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $34,895,988) — See accompanying schedule: Unaffiliated issuers (cost $411,365,654)	$437,578,587
Fidelity Central Funds (cost $39,929,010)	39,929,010
Total Investments (cost $451,294,664)		$477,507,597
Receivable for investments sold		1,766,887
Receivable for fund shares sold		180,063
Dividends receivable		290,683
Distributions receivable from Fidelity Central Funds		17,228
Prepaid expenses		3,301
Other receivables		17,532
Total assets		479,783,291
Liabilities
Payable for fund shares redeemed	$336,971
Accrued management fee	209,789
Distribution and service plan fees payable	11,414
Other affiliated payables	87,438
Other payables and accrued expenses	26,913
Collateral on securities loaned, at value	36,212,186
Total liabilities		36,884,711
Net Assets		$442,898,580
Net Assets consist of:
Paid in capital		$414,143,036
Undistributed net investment income		3,347,303
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(801,296)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		26,209,537
Net Assets		$442,898,580
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($11,277,613 ÷ 190,074.6 shares)		$59.33
Maximum offering price per share (100/94.25 of $59.33)		$62.95
Class T:
Net Asset Value and redemption price per share ($4,673,388 ÷ 79,139.6 shares)		$59.05
Maximum offering price per share (100/96.50 of $59.05)		$61.19
Class B:
Net Asset Value and offering price per share ($293,027 ÷ 4,941.8 shares)(a)		$59.30
Class C:
Net Asset Value and offering price per share ($7,854,045 ÷ 133,279.2 shares)(a)		$58.93
Telecommunications:
Net Asset Value, offering price and redemption price per share ($416,170,637 ÷ 6,974,835.5 shares)		$59.67
Class I:
Net Asset Value, offering price and redemption price per share ($2,629,870 ÷ 44,193.5 shares)		$59.51

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2015 (Unaudited)
Investment Income
Dividends		$4,875,493
Income from Fidelity Central Funds (including $261,852 from security lending)		266,652
Total income		5,142,145
Expenses
Management fee	$1,143,661
Transfer agent fees	410,388
Distribution and service plan fees	68,462
Accounting and security lending fees	84,413
Custodian fees and expenses	13,468
Independent trustees' compensation	3,397
Registration fees	59,639
Audit	29,468
Legal	2,953
Interest	121
Miscellaneous	2,591
Total expenses before reductions	1,818,561
Expense reductions	(37,014)	1,781,547
Net investment income (loss)		3,360,598
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,446,056
Foreign currency transactions	(11,945)
Total net realized gain (loss)		5,434,111
Change in net unrealized appreciation (depreciation) on: Investment securities	(37,681,329)
Assets and liabilities in foreign currencies	(592)
Total change in net unrealized appreciation (depreciation)		(37,681,921)
Net gain (loss)		(32,247,810)
Net increase (decrease) in net assets resulting from operations		$(28,887,212)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,360,598	$6,193,869
Net realized gain (loss)	5,434,111	7,829,307
Change in net unrealized appreciation (depreciation)	(37,681,921)	28,387,304
Net increase (decrease) in net assets resulting from operations	(28,887,212)	42,410,480
Distributions to shareholders from net investment income	(275,781)	(13,679,321)
Share transactions - net increase (decrease)	99,746,494	(19,703,086)
Redemption fees	5,715	3,706
Total increase (decrease) in net assets	70,589,216	9,031,779
Net Assets
Beginning of period	372,309,364	363,277,585
End of period (including undistributed net investment income of $3,347,303 and undistributed net investment income of $262,486, respectively)	$442,898,580	$372,309,364

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Telecommunications Portfolio Class A

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012A	2011
Selected Per–Share Data
Net asset value, beginning of period	$63.26	$58.71	$51.58	$46.12	$46.93	$37.64
Income from Investment Operations
Net investment income (loss)B	.41	.76	1.76C	.99	.56	.57
Net realized and unrealized gain (loss)	(4.32)	5.83	6.48	5.43	(.86)	9.49
Total from investment operations	(3.91)	6.59	8.24	6.42	(.30)	10.06
Distributions from net investment income	(.02)	(2.04)	(1.11)	(.96)	(.51)	(.77)
Distributions from net realized gain	–	–	(.01)	–	–	–
Total distributions	(.02)	(2.04)	(1.11)D	(.96)	(.51)	(.77)
Redemption fees added to paid in capitalB,E	–	–	–	–	–	–
Net asset value, end of period	$59.33	$63.26	$58.71	$51.58	$46.12	$46.93
Total ReturnF,G,H	(6.18)%	11.54%	16.00%	13.97%	(.54)%	26.87%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.17%K	1.15%	1.18%	1.18%	1.20%	1.20%
Expenses net of fee waivers, if any	1.16%K	1.15%	1.18%	1.18%	1.20%	1.20%
Expenses net of all reductions	1.15%K	1.15%	1.15%	1.17%	1.18%	1.18%
Net investment income (loss)	1.31%K	1.26%	3.08%C	2.01%	1.21%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$11,278	$11,052	$7,712	$6,449	$4,677	$4,305
Portfolio turnover rateL	75%K	94%M	111%	76%	72%	72%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects large, non-recurring dividends which amounted to $.95 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.43%.

 D Total distributions of $1.11 per share is comprised of distributions from net investment income of $1.106 and distributions from net realized gain of $.005 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Telecommunications Portfolio Class T

	Six months ended(Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012A	2011
Selected Per–Share Data
Net asset value, beginning of period	$63.04	$58.50	$51.41	$46.01	$46.81	$37.55
Income from Investment Operations
Net investment income (loss)B	.31	.57	1.59C	.85	.42	.45
Net realized and unrealized gain (loss)	(4.30)	5.81	6.44	5.39	(.84)	9.47
Total from investment operations	(3.99)	6.38	8.03	6.24	(.42)	9.92
Distributions from net investment income	–	(1.84)	(.94)	(.84)	(.38)	(.66)
Distributions from net realized gain	–	–	(.01)	–	–	–
Total distributions	–	(1.84)	(.94)D	(.84)	(.38)	(.66)
Redemption fees added to paid in capitalB,E	–	–	–	–	–	–
Net asset value, end of period	$59.05	$63.04	$58.50	$51.41	$46.01	$46.81
Total ReturnF,G,H	(6.33)%	11.19%	15.64%	13.61%	(.82)%	26.54%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.48%K	1.47%	1.48%	1.48%	1.49%	1.48%
Expenses net of fee waivers, if any	1.48%K	1.47%	1.48%	1.48%	1.49%	1.48%
Expenses net of all reductions	1.47%K	1.46%	1.45%	1.46%	1.47%	1.46%
Net investment income (loss)	1.00%K	.94%	2.78%C	1.72%	.92%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$4,673	$5,095	$4,344	$4,237	$2,702	$2,882
Portfolio turnover rateL	75%K	94%M	111%	76%	72%	72%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects large, non-recurring dividends which amounted to $.94 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.13%.

 D Total distributions of $.94 per share is comprised of distributions from net investment income of $.939 and distributions from net realized gain of $.005 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Telecommunications Portfolio Class B

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012A	2011
Selected Per–Share Data
Net asset value, beginning of period	$63.45	$58.77	$51.63	$46.14	$46.93	$37.60
Income from Investment Operations
Net investment income (loss)B	.17	.29	1.33C	.62	.21	.25
Net realized and unrealized gain (loss)	(4.32)	5.84	6.48	5.42	(.83)	9.48
Total from investment operations	(4.15)	6.13	7.81	6.04	(.62)	9.73
Distributions from net investment income	–	(1.45)	(.66)	(.55)	(.17)	(.40)
Distributions from net realized gain	–	–	(.01)	–	–	–
Total distributions	–	(1.45)	(.67)	(.55)	(.17)	(.40)
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$59.30	$63.45	$58.77	$51.63	$46.14	$46.93
Total ReturnE,F,G	(6.54)%	10.67%	15.13%	13.11%	(1.29)%	25.96%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.95%J	1.93%	1.93%	1.93%	1.95%	1.95%
Expenses net of fee waivers, if any	1.95%J	1.93%	1.93%	1.93%	1.95%	1.95%
Expenses net of all reductions	1.93%J	1.92%	1.91%	1.92%	1.93%	1.93%
Net investment income (loss)	.53%J	.49%	2.32%C	1.26%	.47%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$293	$409	$546	$576	$596	$706
Portfolio turnover rateK	75%J	94%L	111%	76%	72%	72%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects large, non-recurring dividends which amounted to $.95 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been .67%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Telecommunications Portfolio Class C

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012A	2011
Selected Per–Share Data
Net asset value, beginning of period	$63.04	$58.54	$51.47	$46.02	$46.89	$37.61
Income from Investment Operations
Net investment income (loss)B	.17	.34	1.36C	.63	.22	.26
Net realized and unrealized gain (loss)	(4.28)	5.80	6.46	5.41	(.84)	9.46
Total from investment operations	(4.11)	6.14	7.82	6.04	(.62)	9.72
Distributions from net investment income	–	(1.64)	(.74)	(.59)	(.25)	(.44)
Distributions from net realized gain	–	–	(.01)	–	–	–
Total distributions	–	(1.64)	(.75)	(.59)	(.25)	(.44)
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$58.93	$63.04	$58.54	$51.47	$46.02	$46.89
Total ReturnE,F,G	(6.52)%	10.75%	15.20%	13.14%	(1.27)%	25.95%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.92%J	1.85%	1.88%	1.90%	1.93%	1.94%
Expenses net of fee waivers, if any	1.92%J	1.85%	1.88%	1.90%	1.93%	1.94%
Expenses net of all reductions	1.90%J	1.85%	1.85%	1.89%	1.91%	1.92%
Net investment income (loss)	.56%J	.56%	2.38%C	1.29%	.48%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$7,854	$7,074	$5,523	$4,353	$3,514	$3,035
Portfolio turnover rateK	75%J	94%L	111%	76%	72%	72%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects large, non-recurring dividends which amounted to $.94 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been .73%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Telecommunications Portfolio

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012A	2011
Selected Per–Share Data
Net asset value, beginning of period	$63.54	$58.94	$51.75	$46.26	$47.07	$37.73
Income from Investment Operations
Net investment income (loss)B	.52	.96	1.96C	1.15	.70	.69
Net realized and unrealized gain (loss)	(4.34)	5.85	6.51	5.43	(.86)	9.52
Total from investment operations	(3.82)	6.81	8.47	6.58	(.16)	10.21
Distributions from net investment income	(.05)	(2.21)	(1.28)	(1.09)	(.65)	(.87)
Distributions from net realized gain	–	–	(.01)	–	–	–
Total distributions	(.05)	(2.21)	(1.28)D	(1.09)	(.65)	(.87)
Redemption fees added to paid in capitalB,E	–	–	–	–	–	–
Net asset value, end of period	$59.67	$63.54	$58.94	$51.75	$46.26	$47.07
Total ReturnF,G	(6.01)%	11.90%	16.40%	14.30%	(.23)%	27.24%
Ratios to Average Net AssetsH,I
Expenses before reductions	.83%J	.83%	.85%	.87%	.90%	.92%
Expenses net of fee waivers, if any	.83%J	.83%	.85%	.87%	.90%	.92%
Expenses net of all reductions	.82%J	.82%	.82%	.85%	.88%	.91%
Net investment income (loss)	1.65%J	1.58%	3.41%C	2.33%	1.52%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$416,171	$346,174	$343,548	$377,841	$342,262	$354,938
Portfolio turnover rateK	75%J	94%L	111%	76%	72%	72%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects large, non-recurring dividends which amounted to $.95 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.76%.

 D Total distributions of $1.28 per share is comprised of distributions from net investment income of $1.275 and distributions from net realized gain of $.005 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Telecommunications Portfolio Class I

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012A	2011
Selected Per–Share Data
Net asset value, beginning of period	$63.38	$58.80	$51.65	$46.20	$47.02	$37.69
Income from Investment Operations
Net investment income (loss)B	.51	.94	1.93C	1.17	.70	.71
Net realized and unrealized gain (loss)	(4.32)	5.83	6.48	5.42	(.88)	9.50
Total from investment operations	(3.81)	6.77	8.41	6.59	(.18)	10.21
Distributions from net investment income	(.06)	(2.19)	(1.25)	(1.14)	(.64)	(.88)
Distributions from net realized gain	–	–	(.01)	–	–	–
Total distributions	(.06)	(2.19)	(1.26)	(1.14)	(.64)	(.88)
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$59.51	$63.38	$58.80	$51.65	$46.20	$47.02
Total ReturnE,F	(6.02)%	11.85%	16.30%	14.33%	(.26)%	27.27%
Ratios to Average Net AssetsG,H
Expenses before reductions	.85%I	.86%	.91%	.85%	.89%	.91%
Expenses net of fee waivers, if any	.85%I	.86%	.91%	.85%	.89%	.91%
Expenses net of all reductions	.84%I	.85%	.88%	.83%	.87%	.89%
Net investment income (loss)	1.63%I	1.55%	3.35%C	2.35%	1.52%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$2,630	$2,505	$1,604	$2,641	$1,022	$1,743
Portfolio turnover rateJ	75%I	94%K	111%	76%	72%	72%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects large, non-recurring dividends which amounted to $.95 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 1.70%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2015

1. Organization.

Telecommunications Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Telecommunications and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transaction, in-kind transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$48,958,944
Gross unrealized depreciation	(26,279,442)
Net unrealized appreciation (depreciation) on securities	$22,679,502
Tax cost	$454,828,095

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(2,739,258)

The Fund elected to defer to its next fiscal year approximately $1,605,208 of capital losses recognized during the period November 1, 2014 to February 28, 2015.

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $253,371,396 and $151,002,092, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$14,634	$644
Class T	.25%	.25%	12,614	–
Class B	.75%	.25%	1,771	1,328
Class C	.75%	.25%	39,443	8,926
			$68,462	$10,898

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$6,592
Class T	1,090
Class B*	7
Class C*	296
$7,985

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$16,054.27
Class T	8,611.34
Class B	538.30
Class C	10,901.28
Telecommunications	370,847.19
Class I	3,437.21
	$ 410,388

*Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6,398 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$5,833,500.37%		$121

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $298 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $261,852.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $25,810 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of the fund-level operating expenses in the amount of $1,758 and a portion of class-level operating expenses as follows:

Amount
Class A	$152
Class T	11
Class B	1
Class C	135
Telecommunications	9,106
Class I	41
Total	$9,446

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2015	Year ended February 28, 2015
From net investment income
Class A	$4,067	$309,863
Class T	–	143,116
Class B	–	12,248
Class C	–	161,299
Telecommunications	268,350	12,985,170
Class I	3,364	67,625
Total	$275,781	$13,679,321

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2015	Year ended February 28, 2015	Six months ended August 31, 2015	Year ended February 28, 2015
Class A
Shares sold	42,570	79,279	$2,653,863	$4,786,534
Reinvestment of distributions	62	5,091	3,876	297,550
Shares redeemed	(27,260)	(41,031)	(1,695,334)	(2,466,354)
Net increase (decrease)	15,372	43,339	$962,405	$2,617,730
Class T
Shares sold	7,480	20,637	$463,456	$1,237,395
Reinvestment of distributions	–	2,409	–	139,987
Shares redeemed	(9,168)	(16,465)	(561,396)	(994,017)
Net increase (decrease)	(1,688)	6,581	$(97,940)	$383,365
Class B
Shares sold	129	45	$7,453	$2,624
Reinvestment of distributions	–	197	–	11,445
Shares redeemed	(1,637)	(3,091)	(101,595)	(186,477)
Net increase (decrease)	(1,508)	(2,849)	$(94,142)	$(172,408)
Class C
Shares sold	32,550	28,734	$2,029,083	$1,731,696
Reinvestment of distributions	–	2,043	–	118,683
Shares redeemed	(11,472)	(12,919)	(710,851)	(773,747)
Net increase (decrease)	21,078	17,858	$1,318,232	$1,076,632
Telecommunications
Shares sold	2,361,442	3,400,370	$149,105,313	$205,982,254
Reinvestment of distributions	4,075	212,695	257,513	12,494,070
Shares redeemed	(838,911)	(3,993,893)A	(52,018,468)	(242,841,980)A
Net increase (decrease)	1,526,606	(380,828)	$97,344,358	$(24,365,656)
Class I
Shares sold	28,397	29,046	$1,792,100	$1,764,278
Reinvestment of distributions	48	956	3,004	56,138
Shares redeemed	(23,780)	(17,754)	(1,481,523)	(1,063,165)
Net increase (decrease)	4,665	12,248	$313,581	$757,251

 A Amount includes in-kind redemptions.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Core Fund was the owner of record of approximately 14% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 22% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During Period-B March 1, 2015 to August 31, 2015
Consumer Staples Portfolio
Class A	1.04%
Actual		$1,000.00	$901.30	$4.97
Hypothetical-C		$1,000.00	$1,019.91	$5.28
Class T	1.32%
Actual		$1,000.00	$900.10	$6.30
Hypothetical-C		$1,000.00	$1,018.50	$6.70
Class B	1.81%
Actual		$1,000.00	$897.90	$8.63
Hypothetical-C		$1,000.00	$1,016.04	$9.17
Class C	1.80%
Actual		$1,000.00	$898.00	$8.59
Hypothetical-C		$1,000.00	$1,016.09	$9.12
Consumer Staples	.77%
Actual		$1,000.00	$902.60	$3.68
Hypothetical-C		$1,000.00	$1,021.27	$3.91
Class I	.77%
Actual		$1,000.00	$902.40	$3.68
Hypothetical-C		$1,000.00	$1,021.27	$3.91
Gold Portfolio
Class A	1.21%
Actual		$1,000.00	$748.20	$5.32
Hypothetical-C		$1,000.00	$1,019.05	$6.14
Class T	1.49%
Actual		$1,000.00	$747.10	$6.54
Hypothetical-C		$1,000.00	$1,017.65	$7.56
Class B	1.96%
Actual		$1,000.00	$745.20	$8.60
Hypothetical-C		$1,000.00	$1,015.28	$9.93
Class C	1.94%
Actual		$1,000.00	$744.80	$8.51
Hypothetical-C		$1,000.00	$1,015.38	$9.83
Gold	.93%
Actual		$1,000.00	$748.60	$4.09
Hypothetical-C		$1,000.00	$1,020.46	$4.72
Class I	.89%
Actual		$1,000.00	$749.20	$3.91
Hypothetical-C		$1,000.00	$1,020.66	$4.52
Materials Portfolio
Class A	1.06%
Actual		$1,000.00	$887.90	$5.03
Hypothetical-C		$1,000.00	$1,019.81	$5.38
Class T	1.37%
Actual		$1,000.00	886.30	$6.50
Hypothetical-C		$1,000.00	$1,018.25	$6.95
Class B	1.88%
Actual		$1,000.00	884.10	$8.90
Hypothetical-C		$1,000.00	$1,015.69	$9.53
Class C	1.81%
Actual		$1,000.00	$884.40	$8.57
Hypothetical-C		$1,000.00	$1,016.04	$9.17
Materials	.80%
Actual		$1,000.00	$889.00	$3.80
Hypothetical-C		$1,000.00	$1,021.11	$4.06
Class I	.78%
Actual		$1,000.00	$889.10	$3.70
Hypothetical-C		$1,000.00	$1,021.22	$3.96
Telecommunications Portfolio
Class A	1.16%
Actual		$1,000.00	$938.20	$5.65
Hypothetical-C		$1,000.00	$1,019.30	$5.89
Class T	1.48%
Actual		$1,000.00	$936.70	$7.20
Hypothetical-C		$1,000.00	$1,017.70	$7.51
Class B	1.95%
Actual		$1,000.00	$934.60	$9.48
Hypothetical-C		$1,000.00	$1,015.33	$9.88
Class C	1.92%
Actual		$1,000.00	$934.80	$9.34
Hypothetical-C		$1,000.00	$1,015.48	$9.73
Telecommunications	.83%
Actual		$1,000.00	$939.90	$4.05
Hypothetical-C		$1,000.00	$1,020.96	$4.22
Class I	.85%
Actual		$1,000.00	$939.80	$4.14
Hypothetical-C		$1,000.00	$1,020.86	$4.32

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

ASGMT-SANN-1015
1.855654.108

Fidelity® Select Portfolios®
Financials Sector

Banking Portfolio

Brokerage and Investment Management Portfolio

Consumer Finance Portfolio

Financial Services Portfolio

Insurance Portfolio

Semi-Annual Report

August 31, 2015

Contents

Banking Portfolio
Investment Summary
Investments
Financial Statements
Brokerage and Investment Management Portfolio
Investment Summary
Investments
Financial Statements
Consumer Finance Portfolio
Investment Summary
Investments
Financial Statements
Financial Services Portfolio
Investment Summary
Investments
Financial Statements
Insurance Portfolio
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. ©2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Banking Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	11.3	11.0
U.S. Bancorp	7.4	7.6
Bank of America Corp.	5.9	6.5
JPMorgan Chase & Co.	5.1	5.5
Citigroup, Inc.	5.1	5.4
SunTrust Banks, Inc.	5.0	4.8
Regions Financial Corp.	4.2	3.9
Capital One Financial Corp.	4.0	3.8
Prosperity Bancshares, Inc.	3.2	5.2
M&T Bank Corp.	3.1	3.2
	54.3

Top Industries (% of fund's net assets)

As of August 31, 2015
Banks	82.7%
Consumer Finance	8.3%
Thrifts & Mortgage Finance	3.6%
Trading Companies & Distributors	1.5%
Capital Markets	1.3%
All Others*	2.6%

As of February 28, 2015
Banks	87.7%
Consumer Finance	4.3%
Thrifts & Mortgage Finance	3.9%
IT Services	1.3%
Insurance	1.2%
All Others*	1.6%

* Includes short-term investments and net other assets (liabilities).

Banking Portfolio

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Banks - 82.2%
Diversified Banks - 38.4%
Banco ABC Brasil SA (a)	44,711	$111,942
Bank of America Corp.	2,395,100	39,135,934
Citigroup, Inc.	641,400	34,302,072
Comerica, Inc.	397,300	17,481,200
JPMorgan Chase & Co.	535,500	34,325,550
Lloyds Banking Group PLC	5,815,500	6,854,608
U.S. Bancorp	1,168,700	49,494,445
Wells Fargo & Co.	1,412,792	75,344,198
		257,049,949
Regional Banks - 43.8%
1st Source Corp.	246,660	7,385,000
Bank of the Ozarks, Inc.	213,200	8,911,760
Camden National Corp.	165,590	6,625,256
Central Valley Community Bancorp	48,178	556,456
CIT Group, Inc.	443,600	19,269,984
Commerce Bancshares, Inc.	286,257	12,827,176
Community Trust Bancorp, Inc.	223,000	7,827,300
CVB Financial Corp.	717,900	11,665,875
First Citizen Bancshares, Inc.	37,000	8,775,660
First Republic Bank	206,100	12,429,891
Hanmi Financial Corp.	141,200	3,422,688
Hilltop Holdings, Inc. (a)	394,600	8,148,490
Huntington Bancshares, Inc.	1,406,900	15,349,279
Investors Bancorp, Inc.	770,400	9,075,312
Lakeland Financial Corp.	98,599	4,051,433
M&T Bank Corp. (b)	173,800	20,550,112
PacWest Bancorp	399,136	17,019,159
PNC Financial Services Group, Inc.	96,541	8,796,816
Prosperity Bancshares, Inc.	414,100	21,396,547
Regions Financial Corp.	2,891,900	27,733,321
Shinsei Bank Ltd.	2,740,000	5,906,136
SunTrust Banks, Inc.	835,500	33,729,135
UMB Financial Corp.	321,000	16,091,730
Wilshire Bancorp, Inc.	469,000	5,008,920
		292,553,436

TOTAL BANKS		549,603,385

Capital Markets - 1.3%
Asset Management & Custody Banks - 1.3%
The Blackstone Group LP	261,600	8,959,800
Consumer Finance - 8.3%
Consumer Finance - 8.3%
American Express Co.	50,900	3,905,048
Capital One Financial Corp.	343,800	26,730,450
Discover Financial Services	342,800	18,418,644
Navient Corp.	248,600	3,179,594
Springleaf Holdings, Inc. (a)	79,700	3,567,372
		55,801,108
Diversified Financial Services - 1.0%
Specialized Finance - 1.0%
Element Financial Corp. (a)	472,100	6,753,513
Insurance - 0.5%
Property & Casualty Insurance - 0.5%
First American Financial Corp.	84,100	3,268,126
IT Services - 0.4%
Data Processing & Outsourced Services - 0.4%
Fidelity National Information Services, Inc.	39,900	2,755,494
Thrifts & Mortgage Finance - 3.6%
Thrifts & Mortgage Finance - 3.6%
Hudson City Bancorp, Inc.	911,200	8,474,160
Meridian Bancorp, Inc.	678,065	8,638,548
TFS Financial Corp.	397,200	6,819,924
		23,932,632
Trading Companies & Distributors - 1.5%
Trading Companies & Distributors - 1.5%
AerCap Holdings NV (a)	231,600	9,736,464
TOTAL COMMON STOCKS
(Cost $586,571,108)		660,810,522

Nonconvertible Preferred Stocks - 0.5%
Banks - 0.5%
Diversified Banks - 0.5%
Banco ABC Brasil SA
(Cost $5,454,368)	1,195,723	2,993,717

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 0.15% (c)	3,247,964	3,247,964
Fidelity Securities Lending Cash Central Fund, 0.19% (c)(d)	10,534,050	10,534,050
TOTAL MONEY MARKET FUNDS
(Cost $13,782,014)		13,782,014
TOTAL INVESTMENT PORTFOLIO - 101.4%
(Cost $605,807,490)		677,586,253
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(9,040,767)
NET ASSETS - 100%		$668,545,486

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,779
Fidelity Securities Lending Cash Central Fund	6,926
Total	$17,705

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$660,810,522	$648,049,778	$12,760,744	$--
Nonconvertible Preferred Stocks	2,993,717	2,993,717	--	--
Money Market Funds	13,782,014	13,782,014	--	--
Total Investments in Securities:	$677,586,253	$664,825,509	$12,760,744	$--

See accompanying notes which are an integral part of the financial statements.

Banking Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $10,251,408) — See accompanying schedule: Unaffiliated issuers (cost $592,025,476)	$663,804,239
Fidelity Central Funds (cost $13,782,014)	13,782,014
Total Investments (cost $605,807,490)		$677,586,253
Receivable for investments sold		7,792,279
Receivable for fund shares sold		415,373
Dividends receivable		946,824
Distributions receivable from Fidelity Central Funds		2,534
Prepaid expenses		5,379
Other receivables		6,445
Total assets		686,755,087
Liabilities
Payable for investments purchased	$3,939,099
Payable for fund shares redeemed	3,257,582
Accrued management fee	324,642
Other affiliated payables	131,171
Other payables and accrued expenses	23,057
Collateral on securities loaned, at value	10,534,050
Total liabilities		18,209,601
Net Assets		$668,545,486
Net Assets consist of:
Paid in capital		$582,884,189
Undistributed net investment income		4,006,980
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		9,876,569
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		71,777,748
Net Assets, for 25,669,423 shares outstanding		$668,545,486
Net Asset Value, offering price and redemption price per share ($668,545,486 ÷ 25,669,423 shares)		$26.04

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2015 (Unaudited)
Investment Income
Dividends		$6,548,405
Income from Fidelity Central Funds		17,705
Total income		6,566,110
Expenses
Management fee	$1,768,163
Transfer agent fees	601,847
Accounting and security lending fees	117,979
Custodian fees and expenses	9,288
Independent trustees' compensation	5,299
Registration fees	41,894
Audit	18,276
Legal	4,812
Miscellaneous	4,800
Total expenses before reductions	2,572,358
Expense reductions	(30,398)	2,541,960
Net investment income (loss)		4,024,150
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,383,008
Foreign currency transactions	61,021
Total net realized gain (loss)		11,444,029
Change in net unrealized appreciation (depreciation) on: Investment securities	(11,357,391)
Assets and liabilities in foreign currencies	(252)
Total change in net unrealized appreciation (depreciation)		(11,357,643)
Net gain (loss)		86,386
Net increase (decrease) in net assets resulting from operations		$4,110,536

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,024,150	$7,605,170
Net realized gain (loss)	11,444,029	43,412,342
Change in net unrealized appreciation (depreciation)	(11,357,643)	(23,730,282)
Net increase (decrease) in net assets resulting from operations	4,110,536	27,287,230
Distributions to shareholders from net investment income	(972,350)	(8,667,459)
Distributions to shareholders from net realized gain	(13,634,992)	(28,732,272)
Total distributions	(14,607,342)	(37,399,731)
Share transactions
Proceeds from sales of shares	168,812,010	218,322,401
Reinvestment of distributions	14,166,375	36,509,291
Cost of shares redeemed	(88,585,045)	(470,086,598)
Net increase (decrease) in net assets resulting from share transactions	94,393,340	(215,254,906)
Redemption fees	13,588	22,561
Total increase (decrease) in net assets	83,910,122	(225,344,846)
Net Assets
Beginning of period	584,635,364	809,980,210
End of period (including undistributed net investment income of $4,006,980 and undistributed net investment income of $955,180, respectively)	$668,545,486	$584,635,364
Other Information Shares
Sold	6,153,083	8,234,396
Issued in reinvestment of distributions	547,599	1,431,983
Redeemed	(3,313,940)	(18,407,235)
Net increase (decrease)	3,386,742	(8,740,856)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Banking Portfolio

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$26.24	$26.11	$20.58	$17.83	$18.92	$16.63
Income from Investment Operations
Net investment income (loss)B	.17	.30	.29	.26	.09	(.01)
Net realized and unrealized gain (loss)	.29	1.04	5.97	2.73	(1.11)	2.31
Total from investment operations	.46	1.34	6.26	2.99	(1.02)	2.30
Distributions from net investment income	(.04)	(.34)	(.20)	(.24)	(.07)	(.01)
Distributions from net realized gain	(.62)	(.87)	(.53)	–	–	–
Total distributions	(.66)	(1.21)	(.73)	(.24)	(.07)	(.01)
Redemption fees added to paid in capitalB,C	–	–	–	–	–	–
Net asset value, end of period	$26.04	$26.24	$26.11	$20.58	$17.83	$18.92
Total ReturnD,E	1.77%	5.30%	30.48%	16.86%	(5.31)%	13.83%
Ratios to Average Net AssetsF,G
Expenses before reductions	.80%H	.80%	.81%	.85%	.88%	.89%
Expenses net of fee waivers, if any	.79%H	.80%	.81%	.85%	.88%	.89%
Expenses net of all reductions	.79%H	.79%	.80%	.83%	.87%	.88%
Net investment income (loss)	1.25%H	1.14%	1.22%	1.37%	.55%	(.04)%
Supplemental Data
Net assets, end of period (000 omitted)	$668,545	$584,635	$809,980	$530,562	$429,747	$518,317
Portfolio turnover rateI	54%H	65%	91%	69%	91%	73%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Brokerage and Investment Management Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
E*TRADE Financial Corp.	6.8	5.9
State Street Corp.	6.8	6.1
Invesco Ltd.	6.8	7.0
Ameriprise Financial, Inc.	6.3	7.9
Affiliated Managers Group, Inc.	6.2	6.2
BlackRock, Inc. Class A	6.1	6.4
Northern Trust Corp.	5.9	5.1
Goldman Sachs Group, Inc.	4.9	4.3
Raymond James Financial, Inc.	4.8	4.7
Artisan Partners Asset Management, Inc.	4.4	4.0
	59.0

Top Industries (% of fund's net assets)

As of August 31, 2015
Capital Markets	88.9%
Banks	5.2%
Diversified Financial Services	2.7%
Insurance	1.0%
All Others*	2.2%

As of February 28, 2015
Capital Markets	85.4%
Banks	5.5%
Diversified Financial Services	4.7%
Insurance	1.1%
All Others*	3.3%

* Includes short-term investments and net other assets (liabilities).

Brokerage and Investment Management Portfolio

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Banks - 5.2%
Diversified Banks - 5.2%
Barclays PLC	1,500,000	$5,960,715
Citigroup, Inc.	225,000	12,033,000
JPMorgan Chase & Co.	125,000	8,012,500
		26,006,215
Capital Markets - 88.9%
Asset Management & Custody Banks - 58.7%
Affiliated Managers Group, Inc. (a)	165,000	30,762,600
Ameriprise Financial, Inc.	280,000	31,547,600
Apollo Global Management LLC Class A	250,000	4,645,000
Artisan Partners Asset Management, Inc.	540,000	22,069,800
Bank of New York Mellon Corp.	100,000	3,980,000
BlackRock, Inc. Class A	100,000	30,247,000
Diamond Hill Investment Group, Inc.	48,146	9,374,989
Fortress Investment Group LLC	750,000	4,350,000
Franklin Resources, Inc.	100,000	4,058,000
Invesco Ltd.	1,000,000	34,110,000
KKR & Co. LP	450,000	8,590,500
Legg Mason, Inc.	150,000	6,649,500
Northern Trust Corp.	425,000	29,682,000
Oaktree Capital Group LLC Class A	225,000	11,925,000
State Street Corp.	475,000	34,162,000
The Blackstone Group LP	275,000	9,418,750
Virtus Investment Partners, Inc.	155,000	17,834,300
		293,407,039
Diversified Capital Markets - 1.2%
UBS Group AG	275,000	5,689,750
Investment Banking & Brokerage - 29.0%
Charles Schwab Corp.	600,000	18,228,000
E*TRADE Financial Corp. (a)	1,300,000	34,177,000
Goldman Sachs Group, Inc.	129,300	24,385,980
Greenhill & Co., Inc.	250,000	8,777,500
Moelis & Co. Class A	275,000	7,502,000
Raymond James Financial, Inc.	450,000	23,845,500
Stifel Financial Corp. (a)	420,000	19,572,000
TD Ameritrade Holding Corp.	250,000	8,365,000
		144,852,980

TOTAL CAPITAL MARKETS		443,949,769

Diversified Financial Services - 2.7%
Specialized Finance - 2.7%
IntercontinentalExchange Group, Inc.	45,000	10,278,450
McGraw Hill Financial, Inc.	35,000	3,394,650
		13,673,100
Insurance - 1.0%
Life & Health Insurance - 1.0%
St. James's Place Capital PLC	350,000	4,916,922
TOTAL COMMON STOCKS
(Cost $435,785,592)		488,546,006

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 0.15% (b)
(Cost $11,061,279)	11,061,279	11,061,279
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $446,846,871)		499,607,285
NET OTHER ASSETS (LIABILITIES) - 0.0%		(17,374)
NET ASSETS - 100%		$499,589,911

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$13,809
Fidelity Securities Lending Cash Central Fund	5
Total	$13,814

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$488,546,006	$482,585,291	$5,960,715	$--
Money Market Funds	11,061,279	11,061,279	--	--
Total Investments in Securities:	$499,607,285	$493,646,570	$5,960,715	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.8%
Bermuda	6.8%
United Kingdom	2.2%
Switzerland	1.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Brokerage and Investment Management Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $435,785,592)	$488,546,006
Fidelity Central Funds (cost $11,061,279)	11,061,279
Total Investments (cost $446,846,871)		$499,607,285
Receivable for investments sold		1,863,963
Receivable for fund shares sold		143,413
Dividends receivable		829,776
Distributions receivable from Fidelity Central Funds		1,439
Prepaid expenses		4,214
Other receivables		17,201
Total assets		502,467,291
Liabilities
Payable for investments purchased	$824,345
Payable for fund shares redeemed	1,667,409
Accrued management fee	245,549
Other affiliated payables	105,153
Other payables and accrued expenses	34,924
Total liabilities		2,877,380
Net Assets		$499,589,911
Net Assets consist of:
Paid in capital		$429,819,180
Undistributed net investment income		3,211,587
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		13,798,993
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		52,760,151
Net Assets, for 7,267,693 shares outstanding		$499,589,911
Net Asset Value, offering price and redemption price per share ($499,589,911 ÷ 7,267,693 shares)		$68.74

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2015 (Unaudited)
Investment Income
Dividends		$5,445,779
Income from Fidelity Central Funds		13,814
Total income		5,459,593
Expenses
Management fee	$1,567,679
Transfer agent fees	533,228
Accounting and security lending fees	107,169
Custodian fees and expenses	3,220
Independent trustees' compensation	4,926
Registration fees	16,911
Audit	19,135
Legal	4,108
Miscellaneous	4,275
Total expenses before reductions	2,260,651
Expense reductions	(30,955)	2,229,696
Net investment income (loss)		3,229,897
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,440,241
Foreign currency transactions	6,259
Total net realized gain (loss)		14,446,500
Change in net unrealized appreciation (depreciation) on: Investment securities	(56,697,382)
Assets and liabilities in foreign currencies	(263)
Total change in net unrealized appreciation (depreciation)		(56,697,645)
Net gain (loss)		(42,251,145)
Net increase (decrease) in net assets resulting from operations		$(39,021,248)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,229,897	$8,290,929
Net realized gain (loss)	14,446,500	17,201,741
Change in net unrealized appreciation (depreciation)	(56,697,645)	15,368,811
Net increase (decrease) in net assets resulting from operations	(39,021,248)	40,861,481
Distributions to shareholders from net investment income	(702,362)	(6,687,809)
Distributions to shareholders from net realized gain	(4,290,515)	(13,758,502)
Total distributions	(4,992,877)	(20,446,311)
Share transactions
Proceeds from sales of shares	27,416,970	44,436,800
Reinvestment of distributions	4,813,639	19,563,162
Cost of shares redeemed	(66,582,259)	(340,693,447)
Net increase (decrease) in net assets resulting from share transactions	(34,351,650)	(276,693,485)
Redemption fees	2,555	9,496
Total increase (decrease) in net assets	(78,363,220)	(256,268,819)
Net Assets
Beginning of period	577,953,131	834,221,950
End of period (including undistributed net investment income of $3,211,587 and undistributed net investment income of $684,052, respectively)	$499,589,911	$577,953,131
Other Information Shares
Sold	362,161	606,214
Issued in reinvestment of distributions	64,769	261,782
Redeemed	(888,021)	(4,726,727)
Net increase (decrease)	(461,091)	(3,858,731)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Brokerage and Investment Management Portfolio

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$74.78	$71.99	$55.99	$47.28	$54.11	$47.32
Income from Investment Operations
Net investment income (loss)B	.43	.96	.99	1.31	.26	.39
Net realized and unrealized gain (loss)	(5.82)	4.39	15.41	8.52	(6.56)	6.71
Total from investment operations	(5.39)	5.35	16.40	9.83	(6.30)	7.10
Distributions from net investment income	(.09)	(.83)	(.39)	(1.12)	(.53)	(.31)
Distributions from net realized gain	(.56)	(1.73)	(.02)	–	–	–
Total distributions	(.65)	(2.56)	(.40)C	(1.12)	(.53)	(.31)
Redemption fees added to paid in capitalB,D	–	–	–	–	–	–
Net asset value, end of period	$68.74	$74.78	$71.99	$55.99	$47.28	$54.11
Total ReturnE,F	(7.27)%	7.43%	29.29%	21.08%	(11.51)%	15.03%
Ratios to Average Net AssetsG,H
Expenses before reductions	.79%I	.79%	.82%	.87%	.89%	.88%
Expenses net of fee waivers, if any	.78%I	.79%	.82%	.87%	.89%	.88%
Expenses net of all reductions	.78%I	.79%	.80%	.78%	.85%	.86%
Net investment income (loss)	1.13%I	1.32%	1.52%	2.72%	.57%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$499,590	$577,953	$834,222	$604,773	$413,228	$551,976
Portfolio turnover rateJ	30%I	31%	182%	308%	294%	153%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.40 per share is comprised of distributions from net investment income of $.388 and distributions from net realized gain of $.016 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Consumer Finance Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Visa, Inc. Class A	9.6	8.6
MasterCard, Inc. Class A	6.5	6.2
Capital One Financial Corp.	5.7	6.2
Ally Financial, Inc.	4.5	3.6
Santander Consumer U.S.A. Holdings, Inc.	4.4	4.3
Springleaf Holdings, Inc.	4.3	5.5
American Express Co.	4.2	4.2
Total System Services, Inc.	4.2	3.1
American Capital Agency Corp.	3.8	4.4
TFS Financial Corp.	3.6	2.8
	50.8

Top Industries (% of fund's net assets)

As of August 31, 2015
Consumer Finance	34.8%
IT Services	29.3%
Thrifts & Mortgage Finance	20.0%
Real Estate Investment Trusts	12.0%
Diversified Financial Services	2.2%
All Others*	1.7%

As of February 28, 2015
Consumer Finance	40.0%
IT Services	27.5%
Thrifts & Mortgage Finance	19.3%
Real Estate Investment Trusts	12.5%
Capital Markets	1.0%

* Includes short-term investments and net other assets (liabilities).

Consumer Finance Portfolio

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Banks - 0.5%
Regional Banks - 0.5%
Peoples United Financial, Inc.	34,400	$533,200
Capital Markets - 0.6%
Investment Banking & Brokerage - 0.6%
E*TRADE Financial Corp. (a)	25,800	678,282
Consumer Finance - 34.8%
Consumer Finance - 34.8%
Ally Financial, Inc. (a)	239,400	5,233,284
American Express Co.	64,000	4,910,080
Capital One Financial Corp.	85,600	6,655,400
Cash America International, Inc.	25,819	712,604
Credit Acceptance Corp. (a)	6,075	1,238,146
Discover Financial Services	53,300	2,863,809
Enova International, Inc. (a)	23,373	303,849
First Cash Financial Services, Inc. (a)	21,700	895,559
Navient Corp.	320,300	4,096,637
Nelnet, Inc. Class A	27,900	1,050,435
Santander Consumer U.S.A. Holdings, Inc. (a)	231,700	5,203,982
SLM Corp. (a)	311,500	2,641,520
Springleaf Holdings, Inc. (a)	113,600	5,084,736
		40,890,041
Diversified Financial Services - 2.2%
Specialized Finance - 2.2%
Element Financial Corp. (a)	160,200	2,291,703
PHH Corp. (a)	18,000	291,600
		2,583,303
IT Services - 29.3%
Data Processing & Outsourced Services - 29.3%
Alliance Data Systems Corp. (a)	2,300	591,537
Blackhawk Network Holdings, Inc. (a)	24,900	983,799
EVERTEC, Inc.	11,900	215,390
Fidelity National Information Services, Inc.	27,100	1,871,526
Fiserv, Inc. (a)	6,600	562,782
FleetCor Technologies, Inc. (a)	6,600	984,456
Global Payments, Inc.	34,000	3,787,260
MasterCard, Inc. Class A	82,700	7,638,999
Total System Services, Inc.	106,300	4,871,729
Vantiv, Inc. (a)	36,700	1,616,268
Visa, Inc. Class A	158,636	11,310,745
		34,434,491
Real Estate Investment Trusts - 12.0%
Mortgage REITs - 12.0%
Altisource Residential Corp. Class B	31,500	481,005
American Capital Agency Corp.	231,100	4,420,943
Annaly Capital Management, Inc.	179,300	1,803,758
Capstead Mortgage Corp.	37,300	388,666
Chimera Investment Corp.	153,680	2,153,057
Hatteras Financial Corp.	74,900	1,215,627
Invesco Mortgage Capital, Inc.	56,557	769,175
MFA Financial, Inc.	122,400	870,264
New Residential Investment Corp.	65,450	926,772
Redwood Trust, Inc.	69,200	1,009,628
		14,038,895
Thrifts & Mortgage Finance - 20.0%
Thrifts & Mortgage Finance - 20.0%
BofI Holding, Inc. (a)	4,200	486,528
Capitol Federal Financial, Inc.	48,300	582,015
EverBank Financial Corp.	51,800	1,024,604
Flagstar Bancorp, Inc. (a)	300	6,099
Hudson City Bancorp, Inc.	268,385	2,495,981
Meridian Bancorp, Inc.	76,400	973,336
MGIC Investment Corp. (a)	300,128	3,169,352
Nationstar Mortgage Holdings, Inc. (a)(b)	69,900	1,168,728
New York Community Bancorp, Inc. (b)	199,600	3,524,936
Northfield Bancorp, Inc.	200	2,994
Ocwen Financial Corp. (a)(b)	100,600	748,464
Provident Financial Services, Inc.	8,000	151,520
Radian Group, Inc.	160,265	2,881,565
TFS Financial Corp.	243,000	4,172,310
United Financial Bancorp, Inc. New	42,100	528,355
Washington Federal, Inc.	42,400	962,056
WSFS Financial Corp.	23,400	644,202
		23,523,045
TOTAL COMMON STOCKS
(Cost $95,547,739)		116,681,257

Money Market Funds - 1.9%
Fidelity Securities Lending Cash Central Fund, 0.19% (c)(d)
(Cost $2,236,703)	2,236,703	2,236,703
TOTAL INVESTMENT PORTFOLIO - 101.3%
(Cost $97,784,442)		118,917,960
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(1,525,251)
NET ASSETS - 100%		$117,392,709

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$285
Fidelity Securities Lending Cash Central Fund	15,150
Total	$15,435

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Consumer Finance Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,190,565) — See accompanying schedule: Unaffiliated issuers (cost $95,547,739)	$116,681,257
Fidelity Central Funds (cost $2,236,703)	2,236,703
Total Investments (cost $97,784,442)		$118,917,960
Receivable for investments sold		1,568,673
Receivable for fund shares sold		22,257
Dividends receivable		81,597
Distributions receivable from Fidelity Central Funds		1,295
Prepaid expenses		940
Other receivables		3,131
Total assets		120,595,853
Liabilities
Payable to custodian bank	$767,448
Payable for fund shares redeemed	94,064
Accrued management fee	55,894
Other affiliated payables	30,103
Other payables and accrued expenses	18,932
Collateral on securities loaned, at value	2,236,703
Total liabilities		3,203,144
Net Assets		$117,392,709
Net Assets consist of:
Paid in capital		$107,092,111
Undistributed net investment income		831,219
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(11,664,194)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		21,133,573
Net Assets, for 8,883,276 shares outstanding		$117,392,709
Net Asset Value, offering price and redemption price per share ($117,392,709 ÷ 8,883,276 shares)		$13.22

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2015 (Unaudited)
Investment Income
Dividends		$1,396,861
Income from Fidelity Central Funds		15,435
Total income		1,412,296
Expenses
Management fee	$359,182
Transfer agent fees	159,096
Accounting and security lending fees	26,601
Custodian fees and expenses	1,388
Independent trustees' compensation	1,167
Registration fees	13,892
Audit	19,085
Legal	1,102
Miscellaneous	1,021
Total expenses before reductions	582,534
Expense reductions	(7,982)	574,552
Net investment income (loss)		837,744
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,098,398
Foreign currency transactions	(166)
Total net realized gain (loss)		6,098,232
Change in net unrealized appreciation (depreciation) on: Investment securities	(6,765,909)
Assets and liabilities in foreign currencies	55
Total change in net unrealized appreciation (depreciation)		(6,765,854)
Net gain (loss)		(667,622)
Net increase (decrease) in net assets resulting from operations		$170,122

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$837,744	$2,397,831
Net realized gain (loss)	6,098,232	33,581,035
Change in net unrealized appreciation (depreciation)	(6,765,854)	(24,753,049)
Net increase (decrease) in net assets resulting from operations	170,122	11,225,817
Distributions to shareholders from net investment income	(45,928)	(2,831,537)
Distributions to shareholders from net realized gain	(7,110,609)	(32,268,529)
Total distributions	(7,156,537)	(35,100,066)
Share transactions
Proceeds from sales of shares	14,424,939	25,556,687
Reinvestment of distributions	6,936,435	34,016,855
Cost of shares redeemed	(31,551,776)	(151,354,434)
Net increase (decrease) in net assets resulting from share transactions	(10,190,402)	(91,780,892)
Redemption fees	836	2,139
Total increase (decrease) in net assets	(17,175,981)	(115,653,002)
Net Assets
Beginning of period	134,568,690	250,221,692
End of period (including undistributed net investment income of $831,219 and undistributed net investment income of $39,403, respectively)	$117,392,709	$134,568,690
Other Information Shares
Sold	1,035,496	1,651,346
Issued in reinvestment of distributions	509,279	2,357,659
Redeemed	(2,266,235)	(9,885,257)
Net increase (decrease)	(721,460)	(5,876,252)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Consumer Finance Portfolio

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.01	$16.16	$15.37	$12.62	$11.97	$11.58
Income from Investment Operations
Net investment income (loss)B	.09	.22	.34	.28	.22	.19
Net realized and unrealized gain (loss)	(.10)C	.95	3.18	2.72	.64	.48
Total from investment operations	(.01)	1.17	3.52	3.00	.86	.67
Distributions from net investment income	(.01)	(.30)	(.40)	(.24)	(.20)	(.28)
Distributions from net realized gain	(.77)	(3.03)	(2.33)	(.01)	(.01)	–
Total distributions	(.78)	(3.32)D	(2.73)	(.25)	(.21)	(.28)
Redemption fees added to paid in capitalB,E	–	–	–	–	–	–
Net asset value, end of period	$13.22	$14.01	$16.16	$15.37	$12.62	$11.97
Total ReturnF,G	(.24)%C	7.69%	24.31%	23.92%	7.41%	5.83%
Ratios to Average Net AssetsH,I
Expenses before reductions	.89%J	.88%	.85%	.89%	.95%	1.01%
Expenses net of fee waivers, if any	.88%J	.88%	.85%	.89%	.95%	1.01%
Expenses net of all reductions	.88%J	.88%	.83%	.86%	.94%	.98%
Net investment income (loss)	1.28%J	1.45%	2.07%	1.98%	1.96%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$117,393	$134,569	$250,222	$303,556	$166,391	$102,081
Portfolio turnover rateK	38%J	71%	89%	79%	113%	161%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (.32) %.

 D Total distributions of $3.32 per share is comprised of distributions from net investment income of $.296 and distributions from net realized gain of $3.026 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Services Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	5.6	5.1
Bank of America Corp.	5.6	4.4
Citigroup, Inc.	5.5	5.2
Berkshire Hathaway, Inc. Class B	4.9	4.7
U.S. Bancorp	4.1	4.2
Wells Fargo & Co.	3.7	3.3
Capital One Financial Corp.	3.6	3.7
American Tower Corp.	3.3	3.5
ACE Ltd.	2.7	0.0
Allstate Corp.	2.4	2.4
	41.4

Top Industries (% of fund's net assets)

As of August 31, 2015
Banks	32.0%
Real Estate Investment Trusts	13.9%
Insurance	12.4%
Capital Markets	10.9%
Diversified Financial Services	8.8%
All Others*	22.0%

As of February 28, 2015
Banks	28.0%
Real Estate Investment Trusts	13.1%
Capital Markets	12.2%
Insurance	11.5%
Diversified Financial Services	9.9%
All Others*	25.3%

* Includes short-term investments and net other assets (liabilities).

Financial Services Portfolio

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Banks - 32.0%
Diversified Banks - 25.3%
Bank of America Corp.	4,485,817	$73,298,250
Citigroup, Inc.	1,364,480	72,972,390
Comerica, Inc.	227,300	10,001,200
JPMorgan Chase & Co.	1,156,710	74,145,109
U.S. Bancorp	1,257,584	53,258,682
Wells Fargo & Co.	922,201	49,180,979
		332,856,610
Regional Banks - 6.7%
CIT Group, Inc.	194,000	8,427,360
CoBiz, Inc.	440,365	5,671,901
Fifth Third Bancorp	767,128	15,281,190
Huntington Bancshares, Inc.	767,100	8,369,061
Popular, Inc. (a)	338,000	9,923,680
Prosperity Bancshares, Inc.	170,500	8,809,735
Regions Financial Corp.	1,136,500	10,899,035
SunTrust Banks, Inc.	503,000	20,306,110
		87,688,072

TOTAL BANKS		420,544,682

Capital Markets - 10.9%
Asset Management & Custody Banks - 7.0%
Affiliated Managers Group, Inc. (a)	97,783	18,230,663
Artisan Partners Asset Management, Inc.	387,600	15,841,212
Invesco Ltd.	754,510	25,736,336
Oaktree Capital Group LLC Class A	249,700	13,234,100
The Blackstone Group LP	558,904	19,142,462
		92,184,773
Investment Banking & Brokerage - 3.9%
E*TRADE Financial Corp. (a)	698,644	18,367,351
Goldman Sachs Group, Inc.	92,200	17,388,920
Raymond James Financial, Inc.	283,961	15,047,093
		50,803,364

TOTAL CAPITAL MARKETS		142,988,137

Consumer Finance - 5.8%
Consumer Finance - 5.8%
American Express Co.	69,800	5,355,056
Capital One Financial Corp.	614,816	47,801,944
Navient Corp.	510,259	6,526,213
Springleaf Holdings, Inc. (a)	363,313	16,261,890
		75,945,103
Diversified Consumer Services - 1.4%
Specialized Consumer Services - 1.4%
H&R Block, Inc.	558,872	19,012,825
Diversified Financial Services - 8.8%
Multi-Sector Holdings - 4.9%
Berkshire Hathaway, Inc. Class B (a)	475,090	63,681,064
Specialized Finance - 3.9%
Element Financial Corp. (a)	249,600	3,570,593
Element Financial Corp. rights	341,000	4,883,278
IntercontinentalExchange Group, Inc.	134,147	30,640,516
McGraw Hill Financial, Inc.	127,876	12,402,693
		51,497,080

TOTAL DIVERSIFIED FINANCIAL SERVICES		115,178,144

Health Care Providers & Services - 0.9%
Health Care Facilities - 0.9%
Brookdale Senior Living, Inc. (a)	454,600	12,465,132
Insurance - 12.4%
Insurance Brokers - 3.5%
Arthur J. Gallagher & Co.	269,900	11,800,028
Brown & Brown, Inc.	586,900	18,816,014
Marsh & McLennan Companies, Inc.	284,164	15,268,132
		45,884,174
Life & Health Insurance - 1.8%
Torchmark Corp.	419,200	24,506,432
Property & Casualty Insurance - 7.1%
ACE Ltd.	349,300	35,684,488
Allstate Corp.	531,000	30,946,680
FNF Group	574,700	20,924,827
The Chubb Corp.	48,300	5,835,123
		93,391,118

TOTAL INSURANCE		163,781,724

IT Services - 4.8%
Data Processing & Outsourced Services - 4.8%
EVERTEC, Inc.	389,370	7,047,597
MasterCard, Inc. Class A	97,700	9,024,549
PayPal Holdings, Inc. (a)	284,000	9,940,000
The Western Union Co.	721,072	13,296,568
Visa, Inc. Class A	335,400	23,914,020
		63,222,734
Real Estate Investment Trusts - 13.9%
Diversified REITs - 1.2%
NorthStar Realty Finance Corp.	1,117,800	15,705,090
Health Care REIT's - 1.1%
Ventas, Inc.	251,000	13,810,020
Mortgage REITs - 2.8%
Altisource Residential Corp. Class B	795,600	12,148,812
Redwood Trust, Inc. (b)	993,786	14,499,338
Two Harbors Investment Corp.	1,136,500	10,751,290
		37,399,440
Office REITs - 1.2%
Boston Properties, Inc.	139,700	15,839,186
Residential REITs - 1.5%
Essex Property Trust, Inc.	56,800	12,190,416
UDR, Inc.	227,300	7,341,790
		19,532,206
Specialized REITs - 6.1%
American Tower Corp.	475,072	43,796,888
Outfront Media, Inc.	710,329	16,074,745
Public Storage	100,650	20,257,826
		80,129,459

TOTAL REAL ESTATE INVESTMENT TRUSTS		182,415,401

Real Estate Management & Development - 3.9%
Real Estate Services - 3.9%
CBRE Group, Inc. (a)	838,431	26,846,561
Realogy Holdings Corp. (a)	614,800	24,776,440
		51,623,001
Thrifts & Mortgage Finance - 0.6%
Thrifts & Mortgage Finance - 0.6%
MGIC Investment Corp. (a)	468,300	4,945,248
Radian Group, Inc.	198,200	3,563,636
		8,508,884
Trading Companies & Distributors - 1.3%
Trading Companies & Distributors - 1.3%
AerCap Holdings NV (a)	405,200	17,034,608
TOTAL COMMON STOCKS
(Cost $1,176,264,201)		1,272,720,375

Money Market Funds - 3.4%
Fidelity Cash Central Fund, 0.15% (c)	39,447,390	39,447,390
Fidelity Securities Lending Cash Central Fund, 0.19% (c)(d)	4,926,200	4,926,200
TOTAL MONEY MARKET FUNDS
(Cost $44,373,590)		44,373,590
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $1,220,637,791)		1,317,093,965
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,145,224)
NET ASSETS - 100%		$1,315,948,741

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$38,381
Fidelity Securities Lending Cash Central Fund	29,917
Total	$68,298

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Services Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,763,696) — See accompanying schedule: Unaffiliated issuers (cost $1,176,264,201)	$1,272,720,375
Fidelity Central Funds (cost $44,373,590)	44,373,590
Total Investments (cost $1,220,637,791)		$1,317,093,965
Receivable for investments sold		7,243,484
Receivable for fund shares sold		304,416
Dividends receivable		1,070,286
Distributions receivable from Fidelity Central Funds		8,189
Prepaid expenses		10,661
Other receivables		25,592
Total assets		1,325,756,593
Liabilities
Payable for investments purchased	$3,500,551
Payable for fund shares redeemed	481,330
Accrued management fee	632,231
Other affiliated payables	234,201
Other payables and accrued expenses	33,339
Collateral on securities loaned, at value	4,926,200
Total liabilities		9,807,852
Net Assets		$1,315,948,741
Net Assets consist of:
Paid in capital		$1,205,404,491
Undistributed net investment income		5,856,446
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		8,231,883
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		96,455,921
Net Assets, for 15,590,092 shares outstanding		$1,315,948,741
Net Asset Value, offering price and redemption price per share ($1,315,948,741 ÷ 15,590,092 shares)		$84.41

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2015 (Unaudited)
Investment Income
Dividends		$12,561,971
Income from Fidelity Central Funds		68,298
Total income		12,630,269
Expenses
Management fee	$3,868,855
Transfer agent fees	1,187,197
Accounting and security lending fees	223,893
Custodian fees and expenses	8,096
Independent trustees' compensation	11,957
Registration fees	49,919
Audit	24,908
Legal	9,286
Miscellaneous	8,020
Total expenses before reductions	5,392,131
Expense reductions	(67,237)	5,324,894
Net investment income (loss)		7,305,375
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,861,720
Foreign currency transactions	51,622
Total net realized gain (loss)		13,913,342
Change in net unrealized appreciation (depreciation) on: Investment securities	(90,644,821)
Assets and liabilities in foreign currencies	455
Total change in net unrealized appreciation (depreciation)		(90,644,366)
Net gain (loss)		(76,731,024)
Net increase (decrease) in net assets resulting from operations		$(69,425,649)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,305,375	$11,683,837
Net realized gain (loss)	13,913,342	23,337,403
Change in net unrealized appreciation (depreciation)	(90,644,366)	97,277,423
Net increase (decrease) in net assets resulting from operations	(69,425,649)	132,298,663
Distributions to shareholders from net investment income	–	(13,087,799)
Distributions to shareholders from net realized gain	–	(11,512,848)
Total distributions	–	(24,600,647)
Share transactions
Proceeds from sales of shares	83,313,423	1,131,831,200
Reinvestment of distributions	–	24,263,067
Cost of shares redeemed	(83,433,602)	(657,834,771)
Net increase (decrease) in net assets resulting from share transactions	(120,179)	498,259,496
Redemption fees	5,012	7,756
Total increase (decrease) in net assets	(69,540,816)	605,965,268
Net Assets
Beginning of period	1,385,489,557	779,524,289
End of period (including undistributed net investment income of $5,856,446 and distributions in excess of net investment income of $1,448,929, respectively)	$1,315,948,741	$1,385,489,557
Other Information Shares
Sold	927,090	13,593,841
Issued in reinvestment of distributions	–	273,356
Redeemed	(932,889)	(7,906,401)
Net increase (decrease)	(5,799)	5,960,796

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Financial Services Portfolio

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$88.84	$80.90	$65.56	$57.57	$62.81	$59.32
Income from Investment Operations
Net investment income (loss)B	.47	.84	1.06	.99	.21	.17
Net realized and unrealized gain (loss)	(4.90)	8.75	15.03	7.75	(5.31)	3.49
Total from investment operations	(4.43)	9.59	16.09	8.74	(5.10)	3.66
Distributions from net investment income	–	(.89)	(.75)	(.75)	(.14)	(.18)
Distributions from net realized gain	–	(.76)	–	–	–	–
Total distributions	–	(1.65)	(.75)	(.75)	(.14)	(.18)
Redemption fees added to paid in capitalB	–C	–C	–C	–C	–C	.01
Net asset value, end of period	$84.41	$88.84	$80.90	$65.56	$57.57	$62.81
Total ReturnD,E	(4.99)%	11.87%	24.56%	15.26%	(8.07)%	6.21%
Ratios to Average Net AssetsF,G
Expenses before reductions	.76%H	.78%	.83%	.87%	.90%	.92%
Expenses net of fee waivers, if any	.76%H	.78%	.83%	.87%	.90%	.92%
Expenses net of all reductions	.75%H	.78%	.81%	.78%	.84%	.88%
Net investment income (loss)	1.04%H	.99%	1.43%	1.66%	.39%	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$1,315,949	$1,385,490	$779,524	$616,059	$439,012	$512,227
Portfolio turnover rateI	48%H	42%J	197%	271%	384%	242%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Insurance Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
American International Group, Inc.	12.1	11.4
MetLife, Inc.	8.0	8.2
ACE Ltd.	6.5	7.3
Prudential Financial, Inc.	5.5	4.8
AFLAC, Inc.	5.1	4.7
Marsh & McLennan Companies, Inc.	5.0	5.4
The Travelers Companies, Inc.	4.8	5.3
The Chubb Corp.	4.6	5.6
Allstate Corp.	4.2	5.1
Principal Financial Group, Inc.	2.9	3.1
	58.7

Top Industries (% of fund's net assets)

As of August 31, 2015
Insurance	92.8%
Diversified Financial Services	2.1%
Thrifts & Mortgage Finance	0.7%
Capital Markets	0.4%
All Others*	4.0%

As of February 28, 2015
Insurance	96.2%
Diversified Financial Services	1.5%
Capital Markets	0.6%
All Others*	1.7%

* Includes short-term investments and net other assets (liabilities).

Insurance Portfolio

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
Banks - 0.0%
Regional Banks - 0.0%
Hilltop Holdings, Inc. (a)	500	$10,325
Capital Markets - 0.4%
Asset Management & Custody Banks - 0.4%
Ares Management LP	124,550	2,148,488
Diversified Financial Services - 2.1%
Multi-Sector Holdings - 2.1%
Berkshire Hathaway, Inc. Class B (a)	71,400	9,570,456
Insurance - 92.8%
Insurance Brokers - 12.3%
Aon PLC	129,700	12,119,168
Arthur J. Gallagher & Co.	180,000	7,869,600
Brown & Brown, Inc.	309,500	9,922,570
Marsh & McLennan Companies, Inc.	421,800	22,663,314
Willis Group Holdings PLC	88,300	3,804,847
		56,379,499
Life & Health Insurance - 27.5%
AFLAC, Inc.	400,400	23,463,440
CNO Financial Group, Inc.	375,100	6,710,539
FBL Financial Group, Inc. Class A	300	17,112
Lincoln National Corp.	3,600	182,844
MetLife, Inc.	734,875	36,817,238
Primerica, Inc.	49,400	2,099,006
Principal Financial Group, Inc.	263,600	13,272,260
Prudential Financial, Inc.	309,289	24,959,622
StanCorp Financial Group, Inc.	34,400	3,911,624
Symetra Financial Corp.	35,100	1,104,597
Torchmark Corp.	119,500	6,985,970
Unum Group	190,564	6,391,517
		125,915,769
Multi-Line Insurance - 18.3%
American International Group, Inc.	916,500	55,301,608
Assurant, Inc.	52,600	3,910,810
Genworth Financial, Inc. Class A (a)	674,300	3,492,874
Hartford Financial Services Group, Inc.	252,500	11,602,375
HCC Insurance Holdings, Inc.	62,600	4,837,102
Loews Corp.	98,800	3,601,260
Zurich Insurance Group AG	3,737	1,027,177
		83,773,206
Property & Casualty Insurance - 31.6%
ACE Ltd.	291,149	29,743,782
Allied World Assur Co. Holdings AG	135,000	5,391,900
Allstate Corp.	328,900	19,168,292
AmTrust Financial Services, Inc. (b)	32,400	1,884,060
Arch Capital Group Ltd. (a)	10,300	703,284
Argo Group International Holdings, Ltd.	19,910	1,114,562
Assured Guaranty Ltd.	116,100	2,932,686
Axis Capital Holdings Ltd.	16,700	935,200
Beazley PLC	188,896	970,164
Employers Holdings, Inc.	800	17,640
esure Group PLC	174,900	661,030
First American Financial Corp.	70,500	2,739,630
FNF Group	66,200	2,410,342
FNFV Group (a)	21,299	308,197
Hanover Insurance Group, Inc.	45,800	3,613,620
Hiscox Ltd.	140,220	1,936,508
Markel Corp. (a)	8,700	7,166,625
MBIA, Inc. (a)	96,000	673,920
Mercury General Corp.	200	10,172
ProAssurance Corp.	68,900	3,323,047
Progressive Corp.	192,900	5,779,284
Selective Insurance Group, Inc.	23,900	724,648
The Chubb Corp.	175,058	21,148,757
The Travelers Companies, Inc.	218,500	21,751,675
W.R. Berkley Corp.	25,000	1,357,000
White Mountains Insurance Group Ltd.	1,600	1,150,896
XL Group PLC Class A	180,300	6,723,387
		144,340,308
Reinsurance - 3.1%
Alleghany Corp. (a)	3,025	1,421,115
Everest Re Group Ltd.	3,200	562,592
Maiden Holdings Ltd.	700	10,031
Muenchener Rueckversicherungs AG	8,400	1,543,989
PartnerRe Ltd.	15,700	2,173,037
Reinsurance Group of America, Inc.	77,333	7,028,023
Validus Holdings Ltd.	34,300	1,518,804
		14,257,591

TOTAL INSURANCE		424,666,373

Thrifts & Mortgage Finance - 0.7%
Thrifts & Mortgage Finance - 0.7%
Hudson City Bancorp, Inc.	355,900	3,309,870
TOTAL COMMON STOCKS
(Cost $346,248,960)		439,705,512

Money Market Funds - 4.4%
Fidelity Cash Central Fund, 0.15% (c)	18,102,404	18,102,404
Fidelity Securities Lending Cash Central Fund, 0.19% (c)(d)	1,929,925	1,929,925
TOTAL MONEY MARKET FUNDS
(Cost $20,032,329)		20,032,329
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $366,281,289)		459,737,841
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(2,049,127)
NET ASSETS - 100%		$457,688,714

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,935
Fidelity Securities Lending Cash Central Fund	11,653
Total	$20,588

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.7%
Switzerland	7.9%
Bermuda	2.8%
United Kingdom	2.7%
Ireland	2.3%
Others (Individually Less Than 1%)	0.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Insurance Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,878,245) — See accompanying schedule: Unaffiliated issuers (cost $346,248,960)	$439,705,512
Fidelity Central Funds (cost $20,032,329)	20,032,329
Total Investments (cost $366,281,289)		$459,737,841
Receivable for investments sold		3,270,472
Receivable for fund shares sold		264,867
Dividends receivable		869,852
Distributions receivable from Fidelity Central Funds		4,297
Prepaid expenses		3,206
Other receivables		2,775
Total assets		464,153,310
Liabilities
Payable for investments purchased	$3,189,266
Payable for fund shares redeemed	1,024,869
Accrued management fee	215,130
Other affiliated payables	83,421
Other payables and accrued expenses	21,985
Collateral on securities loaned, at value	1,929,925
Total liabilities		6,464,596
Net Assets		$457,688,714
Net Assets consist of:
Paid in capital		$357,220,278
Undistributed net investment income		2,680,616
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,331,562
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		93,456,258
Net Assets, for 6,821,053 shares outstanding		$457,688,714
Net Asset Value, offering price and redemption price per share ($457,688,714 ÷ 6,821,053 shares)		$67.10

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2015 (Unaudited)
Investment Income
Dividends		$4,322,215
Income from Fidelity Central Funds		20,588
Total income		4,342,803
Expenses
Management fee	$1,148,070
Transfer agent fees	390,194
Accounting and security lending fees	81,695
Custodian fees and expenses	4,103
Independent trustees' compensation	3,449
Registration fees	27,577
Audit	18,274
Legal	2,603
Miscellaneous	2,447
Total expenses before reductions	1,678,412
Expense reductions	(18,946)	1,659,466
Net investment income (loss)		2,683,337
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,848,980
Foreign currency transactions	(3,580)
Total net realized gain (loss)		5,845,400
Change in net unrealized appreciation (depreciation) on: Investment securities	(7,238,792)
Assets and liabilities in foreign currencies	154
Total change in net unrealized appreciation (depreciation)		(7,238,638)
Net gain (loss)		(1,393,238)
Net increase (decrease) in net assets resulting from operations		$1,290,099

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,683,337	$5,759,496
Net realized gain (loss)	5,845,400	22,107,850
Change in net unrealized appreciation (depreciation)	(7,238,638)	21,060,837
Net increase (decrease) in net assets resulting from operations	1,290,099	48,928,183
Distributions to shareholders from net investment income	(649,301)	(5,518,736)
Distributions to shareholders from net realized gain	(2,906,964)	(37,396,850)
Total distributions	(3,556,265)	(42,915,586)
Share transactions
Proceeds from sales of shares	101,176,092	86,312,878
Reinvestment of distributions	3,454,223	41,742,628
Cost of shares redeemed	(46,496,690)	(162,737,537)
Net increase (decrease) in net assets resulting from share transactions	58,133,625	(34,682,031)
Redemption fees	3,054	5,876
Total increase (decrease) in net assets	55,870,513	(28,663,558)
Net Assets
Beginning of period	401,818,201	430,481,759
End of period (including undistributed net investment income of $2,680,616 and undistributed net investment income of $646,580, respectively)	$457,688,714	$401,818,201
Other Information Shares
Sold	1,444,136	1,299,698
Issued in reinvestment of distributions	51,425	650,226
Redeemed	(683,450)	(2,455,227)
Net increase (decrease)	812,111	(505,303)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Insurance Portfolio

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$66.87	$66.08	$56.81	$47.56	$50.04	$41.55
Income from Investment Operations
Net investment income (loss)B	.44	.96	.75	.68	.43	.47
Net realized and unrealized gain (loss)	.39	7.13	13.75	10.06	(2.52)	8.36
Total from investment operations	.83	8.09	14.50	10.74	(2.09)	8.83
Distributions from net investment income	(.11)	(.96)	(.61)	(.52)	(.39)	(.34)
Distributions from net realized gain	(.49)	(6.34)	(4.62)	(.97)	–	–
Total distributions	(.60)	(7.30)	(5.23)	(1.49)	(.39)	(.34)
Redemption fees added to paid in capitalB,C	–	–	–	–	–	–
Net asset value, end of period	$67.10	$66.87	$66.08	$56.81	$47.56	$50.04
Total ReturnD,E	1.24%	13.01%	25.82%	22.91%	(4.13)%	21.31%
Ratios to Average Net AssetsF,G
Expenses before reductions	.80%H	.81%	.83%	.87%	.89%	.93%
Expenses net of fee waivers, if any	.80%H	.81%	.83%	.87%	.89%	.93%
Expenses net of all reductions	.79%H	.81%	.82%	.85%	.88%	.91%
Net investment income (loss)	1.28%H	1.44%	1.17%	1.35%	.94%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$457,689	$401,818	$430,482	$307,071	$270,776	$248,055
Portfolio turnover rateI	24%H	26%	126%	157%	153%	193%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2015

1. Organization.

Banking Portfolio, Brokerage and Investment Management Portfolio, Consumer Finance Portfolio, Financial Services Portfolio, and Insurance Portfolio (the Funds) are funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds are non-diversified with the exception of Financial Services Portfolio and Banking Portfolio. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015 is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Brokerage and Investment Management Portfolio, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Banking Portfolio	$606,561,840	$92,585,179	$(21,560,766)	$71,024,413
Brokerage and Investment Management Portfolio	448,751,691	73,251,857	(22,396,263)	50,855,594
Consumer Finance Portfolio	98,064,447	27,613,917	(6,760,404)	20,853,513
Financial Services Portfolio	1,226,461,638	137,377,012	(46,744,685)	90,632,327
Insurance Portfolio	368,026,016	98,039,614	(6,327,789)	91,711,825

Due to large subscriptions in a prior period, $17,267,539 of capital losses that will be available to offset future capital gains of Consumer Finance Portfolio will be limited to approximately $ 5,418,625 per year.

Certain of the Funds elected to defer to the next fiscal year capital losses and ordinary losses recognized during the period November 1, 2014 to February 28, 2015. Loss deferrals were as follows:

	Capital losses	Ordinary losses deferred
Financial Services Portfolio	$188,552	$1,448,764

Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Banking Portfolio	252,027,915	169,571,119
Brokerage and Investment Management Portfolio	82,187,362	109,625,062
Consumer Finance Portfolio	24,405,697	42,260,494
Financial Services Portfolio	358,596,366	325,565,196
Insurance Portfolio	94,031,172	48,103,069

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows.

	Individual Rate	Group Rate	Total
Banking Portfolio	.30%	.25%	.55%
Brokerage and Investment Management Portfolio	.30%	.25%	.55%
Consumer Finance Portfolio	.30%	.25%	.55%
Financial Services Portfolio	.30%	.25%	.55%
Insurance Portfolio	.30%	.25%	.55%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Banking Portfolio	.19%
Brokerage and Investment Management Portfolio	.19%
Consumer Finance Portfolio	.24%
Financial Services Portfolio	.17%
Insurance Portfolio	.19%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Banking Portfolio	$6,729
Brokerage and Investment Management Portfolio	1,533
Consumer Finance Portfolio	1,138
Financial Services Portfolio	4,509
Insurance Portfolio	927

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Banking Portfolio	$461
Brokerage and Investment Management Portfolio	445
Consumer Finance Portfolio	105
Financial Services Portfolio	1,061
Insurance Portfolio	307

During the period, the Funds did not borrow on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity was as follows:

Total Security Lending Income
Banking Portfolio	$6,926
Brokerage and Investment Management Portfolio	5
Consumer Finance Portfolio	15,150
Financial Services Portfolio	29,917
Insurance Portfolio	11,653

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Banking Portfolio	$12,547	$7
Brokerage and Investment Management Portfolio	13,195	4
Consumer Finance Portfolio	2,356	–
Financial Services Portfolio	38,928	22
Insurance Portfolio	7,249	1

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Banking Portfolio	$17,844
Brokerage and Investment Management Portfolio	17,756
Consumer Finance Portfolio	5,626
Financial Services Portfolio	28,287
Insurance Portfolio	11,696

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares of the following Funds.

	VIP FundsManager 50% Portfolio	VIP FundsManager 60% Portfolio	Strategic Advisers Core Fund
Banking Portfolio	11%	23%	–
Financial Services Portfolio	12%	21%	33%
Insurance Portfolio	11%	14%	–

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Funds.

% of shares held
Banking Portfolio	40%
Brokerage and Investment Management Portfolio	20%
Financial Services Portfolio	73%
Insurance Portfolio	31%

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During Period-B March 1, 2015 to August 31, 2015
Banking Portfolio	.79%
Actual		$1,000.00	$1,017.70	$4.01
Hypothetical-C		$1,000.00	$1,021.17	$4.01
Brokerage and Investment Management Portfolio	.78%
Actual		$1,000.00	$927.30	$3.78
Hypothetical-C		$1,000.00	$1,021.22	$3.96
Consumer Finance Portfolio	.88%
Actual		$1,000.00	$997.60	$4.42
Hypothetical-C		$1,000.00	$1,020.71	$4.47
Financial Services Portfolio	.76%
Actual		$1,000.00	$950.10	$3.73
Hypothetical-C		$1,000.00	$1,021.32	$3.86
Insurance Portfolio	.80%
Actual		$1,000.00	$1,012.40	$4.05
Hypothetical-C		$1,000.00	$1,021.11	$4.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses.

SELFIN-SANN-1015
1.813666.110

Fidelity® Select Portfolios®
Consumer Discretionary Sector

Automotive Portfolio

Construction and Housing Portfolio

Consumer Discretionary Portfolio

Leisure Portfolio

Multimedia Portfolio

Retailing Portfolio

Semi-Annual Report

August 31, 2015

Contents

Automotive Portfolio
Investment Summary
Investments
Financial Statements
Construction and Housing Portfolio
Investment Summary
Investments
Financial Statements
Consumer Discretionary Portfolio
Investment Summary
Investments
Financial Statements
Leisure Portfolio
Investment Summary
Investments
Financial Statements
Multimedia Portfolio
Investment Summary
Investments
Financial Statements
Retailing Portfolio
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Automotive Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Ford Motor Co.	12.3	11.0
Toyota Motor Corp. sponsored ADR	11.9	15.6
General Motors Co.	11.4	9.0
Tesla Motors, Inc.	7.8	3.9
Delphi Automotive PLC	6.7	5.7
Tenneco, Inc.	4.8	4.9
Visteon Corp.	4.7	4.5
NGK Spark Plug Co. Ltd.	4.6	0.0
BorgWarner, Inc.	4.3	4.3
Stoneridge, Inc.	3.7	1.3
	72.2

Top Industries (% of fund's net assets)

As of August 31, 2015
Automobiles	56.0%
Auto Components	34.4%
Household Durables	2.8%
Commercial Services & Supplies	2.0%
Electronic Equipment & Components	1.7%
All Others*	3.1%

As of February 28, 2015
Automobiles	58.6%
Auto Components	32.8%
Distributors	3.0%
Commercial Services & Supplies	2.0%
Household Durables	2.0%
All Others*	1.6%

* Includes short-term investments and net other assets (liabilities).

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Automotive Portfolio

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
Auto Components - 34.4%
Auto Parts & Equipment - 34.4%
BorgWarner, Inc.	98,810	$4,312,068
Delphi Automotive PLC	88,658	6,695,452
LEONI AG	34,200	2,077,376
Magna International, Inc. Class A (sub. vtg.) (a)	72,868	3,595,767
NGK Spark Plug Co. Ltd.	189,300	4,636,726
Stoneridge, Inc. (b)	303,940	3,711,107
Tenneco, Inc. (b)	102,306	4,813,497
Visteon Corp. (b)	47,240	4,707,938
		34,549,931
Automobiles - 52.9%
Automobile Manufacturers - 51.4%
Ford Motor Co.	888,931	12,329,473
General Motors Co.	387,514	11,408,412
Honda Motor Co. Ltd. sponsored ADR	84,595	2,663,051
Renault SA	29,300	2,436,005
Tata Motors Ltd. sponsored ADR	117,140	2,965,985
Tesla Motors, Inc. (a)(b)	31,500	7,845,390
Toyota Motor Corp. sponsored ADR	101,017	11,958,392
		51,606,708
Motorcycle Manufacturers - 1.5%
Harley-Davidson, Inc.	25,820	1,447,211

TOTAL AUTOMOBILES		53,053,919

Commercial Services & Supplies - 2.0%
Diversified Support Services - 2.0%
KAR Auction Services, Inc.	54,480	2,017,939
Electronic Equipment & Components - 1.7%
Electronic Equipment & Instruments - 1.7%
Research Frontiers, Inc. (a)(b)	309,750	1,647,870
Household Durables - 2.8%
Consumer Electronics - 2.8%
Harman International Industries, Inc.	28,840	2,818,822
Software - 1.0%
Application Software - 1.0%
Mobileye NV (a)(b)	18,300	1,035,048
TOTAL COMMON STOCKS
(Cost $70,259,028)		95,123,529

Nonconvertible Preferred Stocks - 3.1%
Automobiles - 3.1%
Automobile Manufacturers - 3.1%
Volkswagen AG
(Cost $3,526,226)	16,100	3,062,291

Money Market Funds - 12.6%
Fidelity Cash Central Fund, 0.15% (c)	1,303,726	1,303,726
Fidelity Securities Lending Cash Central Fund, 0.19% (c)(d)	11,376,500	11,376,500
TOTAL MONEY MARKET FUNDS
(Cost $12,680,226)		12,680,226
TOTAL INVESTMENT PORTFOLIO - 110.5%
(Cost $86,465,480)		110,866,046
NET OTHER ASSETS (LIABILITIES) - (10.5)%		(10,532,094)
NET ASSETS - 100%		$100,333,952

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,149
Fidelity Securities Lending Cash Central Fund	61,608
Total	$62,757

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$95,123,529	$90,486,803	$4,636,726	$--
Nonconvertible Preferred Stocks	3,062,291	3,062,291	--	--
Money Market Funds	12,680,226	12,680,226	--	--
Total Investments in Securities:	$110,866,046	$106,229,320	$4,636,726	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	59.1%
Japan	19.1%
Bailiwick of Jersey	6.7%
Germany	5.1%
Canada	3.6%
India	3.0%
France	2.4%
Netherlands	1.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Automotive Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $11,164,678) — See accompanying schedule: Unaffiliated issuers (cost $73,785,254)	$98,185,820
Fidelity Central Funds (cost $12,680,226)	12,680,226
Total Investments (cost $86,465,480)		$110,866,046
Receivable for investments sold		893,581
Receivable for fund shares sold		35,169
Dividends receivable		183,111
Distributions receivable from Fidelity Central Funds		7,069
Prepaid expenses		804
Other receivables		5,927
Total assets		111,991,707
Liabilities
Payable for fund shares redeemed	$189,757
Accrued management fee	48,156
Other affiliated payables	23,715
Other payables and accrued expenses	19,627
Collateral on securities loaned, at value	11,376,500
Total liabilities		11,657,755
Net Assets		$100,333,952
Net Assets consist of:
Paid in capital		$63,205,280
Undistributed net investment income		784,750
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		11,944,822
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		24,399,100
Net Assets, for 2,388,502 shares outstanding		$100,333,952
Net Asset Value, offering price and redemption price per share ($100,333,952 ÷ 2,388,502 shares)		$42.01

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2015 (Unaudited)
Investment Income
Dividends		$1,327,642
Income from Fidelity Central Funds		62,757
Income before foreign taxes withheld		1,390,399
Less foreign taxes withheld		(72,227)
Total income		1,318,172
Expenses
Management fee	$343,320
Transfer agent fees	132,294
Accounting and security lending fees	25,960
Custodian fees and expenses	6,989
Independent trustees' compensation	1,113
Registration fees	15,943
Audit	17,827
Legal	863
Miscellaneous	1,127
Total expenses before reductions	545,436
Expense reductions	(13,680)	531,756
Net investment income (loss)		786,416
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,321,436
Foreign currency transactions	22,867
Total net realized gain (loss)		12,344,303
Change in net unrealized appreciation (depreciation) on: Investment securities	(24,232,984)
Assets and liabilities in foreign currencies	1,983
Total change in net unrealized appreciation (depreciation)		(24,231,001)
Net gain (loss)		(11,886,698)
Net increase (decrease) in net assets resulting from operations		$(11,100,282)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$786,416	$1,294,323
Net realized gain (loss)	12,344,303	31,540,853
Change in net unrealized appreciation (depreciation)	(24,231,001)	(24,167,890)
Net increase (decrease) in net assets resulting from operations	(11,100,282)	8,667,286
Distributions to shareholders from net investment income	(178,049)	(1,014,489)
Distributions to shareholders from net realized gain	(6,313,886)	(32,500,600)
Total distributions	(6,491,935)	(33,515,089)
Share transactions
Proceeds from sales of shares	14,562,732	54,086,634
Reinvestment of distributions	6,290,534	32,352,775
Cost of shares redeemed	(40,806,289)	(137,945,557)
Net increase (decrease) in net assets resulting from share transactions	(19,953,023)	(51,506,148)
Redemption fees	1,924	3,842
Total increase (decrease) in net assets	(37,543,316)	(76,350,109)
Net Assets
Beginning of period	137,877,268	214,227,377
End of period (including undistributed net investment income of $784,750 and undistributed net investment income of $176,383, respectively)	$100,333,952	$137,877,268
Other Information Shares
Sold	308,335	1,045,483
Issued in reinvestment of distributions	133,359	682,332
Redeemed	(877,425)	(2,665,298)
Net increase (decrease)	(435,731)	(937,483)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Automotive Portfolio

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$48.82	$56.95	$40.65	$38.05	$46.87	$31.63
Income from Investment Operations
Net investment income (loss)B	.29	.42	.22	.24	.03	(.08)
Net realized and unrealized gain (loss)	(4.73)	3.05	16.96	2.65	(6.45)	15.94
Total from investment operations	(4.44)	3.47	17.18	2.89	(6.42)	15.86
Distributions from net investment income	(.07)	(.38)	(.15)	(.26)	(.02)	–
Distributions from net realized gain	(2.31)	(11.22)	(.73)	(.02)	(2.41)	(.63)
Total distributions	(2.37)C	(11.60)	(.88)	(.29)D	(2.42)E	(.63)
Redemption fees added to paid in capitalB	–F	–F	–F	–F	.02	.01
Net asset value, end of period	$42.01	$48.82	$56.95	$40.65	$38.05	$46.87
Total ReturnG,H	(9.63)%	8.04%	42.33%	7.64%	(13.06)%	50.90%
Ratios to Average Net AssetsI,J
Expenses before reductions	.87%K	.85%	.84%	.91%	.90%	.91%
Expenses net of fee waivers, if any	.86%K	.85%	.84%	.91%	.90%	.91%
Expenses net of all reductions	.85%K	.85%	.83%	.89%	.90%	.91%
Net investment income (loss)	1.26%K	.82%	.43%	.66%	.08%	(.19)%
Supplemental Data
Net assets, end of period (000 omitted)	$100,334	$137,877	$214,227	$142,959	$170,016	$373,632
Portfolio turnover rateL	95%K	71%	148%	72%	49%	91%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $2.37 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $2.305 per share.

 D Total distributions of $.29 per share is comprised of distributions from net investment income of $.261 and distributions from net realized gain of $.024 per share.

 E Total distributions of $2.42 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $2.408 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Construction and Housing Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Home Depot, Inc.	24.7	23.7
Lowe's Companies, Inc.	11.8	11.2
AvalonBay Communities, Inc.	6.1	2.5
UDR, Inc.	4.7	4.5
Essex Property Trust, Inc.	4.2	3.8
Eagle Materials, Inc.	3.0	2.4
PulteGroup, Inc.	2.9	2.6
A.O. Smith Corp.	2.8	2.7
Forest City Enterprises, Inc. Class A	2.7	2.5
Quanta Services, Inc.	2.4	2.2
	65.3

Top Industries (% of fund's net assets)

As of August 31, 2015
Specialty Retail	36.5%
Real Estate Investment Trusts	20.6%
Household Durables	16.1%
Construction & Engineering	6.0%
Building Products	5.8%
All Others*	15.0%

As of February 28, 2015
Specialty Retail	36.6%
Real Estate Investment Trusts	18.2%
Household Durables	16.4%
Construction & Engineering	8.1%
Building Products	5.8%
All Others*	14.9%

* Includes short-term investments and net other assets (liabilities).

Construction and Housing Portfolio

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Building Products - 5.8%
Building Products - 5.8%
A.O. Smith Corp.	205,295	$13,243,580
Fortune Brands Home & Security, Inc.	232,900	11,144,265
Owens Corning	78,800	3,490,052
		27,877,897
Construction & Engineering - 6.0%
Construction & Engineering - 6.0%
AECOM Technology Corp. (a)	263,921	7,257,822
Dycom Industries, Inc. (a)	31,900	2,267,771
Furmanite Corp. (a)	351,491	2,203,849
Quanta Services, Inc. (a)	486,600	11,795,184
Tutor Perini Corp. (a)	309,589	5,479,725
		29,004,351
Construction Materials - 3.0%
Construction Materials - 3.0%
Eagle Materials, Inc.	176,676	14,457,397
Electrical Equipment - 1.4%
Heavy Electrical Equipment - 1.4%
Babcock & Wilcox Enterprises, Inc. (a)	65,681	1,211,814
BWX Technologies, Inc.	205,300	5,444,556
		6,656,370
Household Durables - 14.9%
Home Furnishings - 0.8%
Mohawk Industries, Inc. (a)	19,100	3,762,127
Homebuilding - 13.1%
Cairn Homes PLC (a)	2,611,100	3,208,400
D.R. Horton, Inc.	315,900	9,593,883
LGI Homes, Inc. (b)(a)	74,467	1,939,121
New Home Co. LLC (a)	237,961	3,540,860
PulteGroup, Inc.	667,700	13,814,713
Taylor Morrison Home Corp. (a)	396,765	7,915,462
Toll Brothers, Inc. (a)	300,550	11,111,334
WCI Communities, Inc. (a)	119,633	2,981,254
William Lyon Homes, Inc. (a)	388,121	8,794,822
		62,899,849
Household Appliances - 1.0%
Whirlpool Corp.	28,570	4,802,617

TOTAL HOUSEHOLD DURABLES		71,464,593

Insurance - 0.8%
Property & Casualty Insurance - 0.8%
First American Financial Corp.	94,154	3,658,824
Paper & Forest Products - 1.4%
Forest Products - 1.4%
Boise Cascade Co. (a)	212,251	6,887,545
Real Estate Investment Trusts - 20.6%
Residential REITs - 20.6%
American Homes 4 Rent Class A	431,623	6,897,336
AvalonBay Communities, Inc.	177,659	29,324,395
Essex Property Trust, Inc.	93,801	20,131,571
Mid-America Apartment Communities, Inc.	143,700	11,293,383
Sun Communities, Inc.	136,991	8,933,183
UDR, Inc.	700,900	22,639,070
		99,218,938
Real Estate Management & Development - 5.8%
Diversified Real Estate Activities - 0.9%
Countrywide PLC	522,419	4,188,631
Real Estate Operating Companies - 2.7%
Forest City Enterprises, Inc. Class A (a)	605,400	13,034,262
Real Estate Services - 2.2%
Foxtons Group PLC	587,800	2,169,260
Realogy Holdings Corp. (a)	207,000	8,342,100
		10,511,360

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		27,734,253

Specialty Retail - 36.5%
Home Improvement Retail - 36.5%
Home Depot, Inc.	1,019,170	118,692,537
Lowe's Companies, Inc.	821,634	56,832,424
		175,524,961
Thrifts & Mortgage Finance - 0.9%
Thrifts & Mortgage Finance - 0.9%
Essent Group Ltd. (a)	153,800	4,120,302
TOTAL COMMON STOCKS
(Cost $360,204,362)		466,605,431

Convertible Preferred Stocks - 1.2%
Household Durables - 1.2%
Homebuilding - 1.2%
Blu Homes, Inc. Series A, 5.00% (c)(a)
(Cost $4,000,001)	865,801	5,783,551

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 0.15% (d)	5,498,278	5,498,278
Fidelity Securities Lending Cash Central Fund, 0.19% (d)(e)	1,292,850	1,292,850
TOTAL MONEY MARKET FUNDS
(Cost $6,791,128)		6,791,128
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $370,995,491)		479,180,110
NET OTHER ASSETS (LIABILITIES) - 0.3%		1,336,676
NET ASSETS - 100%		$480,516,786

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,783,551 or 1.2% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Blu Homes, Inc. Series A, 5.00%	6/10/13	$4,000,001

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,108
Fidelity Securities Lending Cash Central Fund	34,857
Total	$40,965

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$466,605,431	$466,605,431	$--	$--
Convertible Preferred Stocks	5,783,551	--	--	5,783,551
Money Market Funds	6,791,128	6,791,128	--	--
Total Investments in Securities:	$479,180,110	$473,396,559	$--	$5,783,551

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

Investments in Securities:
Convertible Preferred Stocks
Beginning Balance	$6,961,040
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	(1,177,489)
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$5,783,551
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2015	$(1,177,489)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

See accompanying notes which are an integral part of the financial statements.

Construction and Housing Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,320,228) — See accompanying schedule: Unaffiliated issuers (cost $364,204,363)	$472,388,982
Fidelity Central Funds (cost $6,791,128)	6,791,128
Total Investments (cost $370,995,491)		$479,180,110
Receivable for investments sold		5,325,249
Receivable for fund shares sold		2,233,659
Dividends receivable		69,377
Distributions receivable from Fidelity Central Funds		4,022
Prepaid expenses		3,596
Other receivables		7,728
Total assets		486,823,741
Liabilities
Payable for investments purchased	$3,743,473
Payable for fund shares redeemed	933,821
Accrued management fee	221,923
Other affiliated payables	89,936
Other payables and accrued expenses	24,952
Collateral on securities loaned, at value	1,292,850
Total liabilities		6,306,955
Net Assets		$480,516,786
Net Assets consist of:
Paid in capital		$364,712,272
Undistributed net investment income		1,049,669
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		6,570,226
Net unrealized appreciation (depreciation) on investments		108,184,619
Net Assets, for 8,368,702 shares outstanding		$480,516,786
Net Asset Value, offering price and redemption price per share ($480,516,786 ÷ 8,368,702 shares)		$57.42

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2015 (Unaudited)
Investment Income
Dividends		$2,853,105
Income from Fidelity Central Funds		40,965
Total income		2,894,070
Expenses
Management fee	$1,261,022
Transfer agent fees	444,875
Accounting and security lending fees	90,900
Custodian fees and expenses	9,805
Independent trustees' compensation	3,758
Registration fees	32,975
Audit	17,883
Legal	2,590
Miscellaneous	2,031
Total expenses before reductions	1,865,839
Expense reductions	(23,814)	1,842,025
Net investment income (loss)		1,052,045
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,481,165
Foreign currency transactions	5,281
Total net realized gain (loss)		7,486,446
Change in net unrealized appreciation (depreciation) on investment securities		(21,051,600)
Net gain (loss)		(13,565,154)
Net increase (decrease) in net assets resulting from operations		$(12,513,109)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,052,045	$1,779,852
Net realized gain (loss)	7,486,446	36,555,977
Change in net unrealized appreciation (depreciation)	(21,051,600)	14,605,675
Net increase (decrease) in net assets resulting from operations	(12,513,109)	52,941,504
Distributions to shareholders from net investment income	(190,199)	(1,765,360)
Distributions to shareholders from net realized gain	(7,544,550)	(39,110,787)
Total distributions	(7,734,749)	(40,876,147)
Share transactions
Proceeds from sales of shares	168,580,988	126,467,385
Reinvestment of distributions	7,479,090	39,619,226
Cost of shares redeemed	(94,790,257)	(135,431,284)
Net increase (decrease) in net assets resulting from share transactions	81,269,821	30,655,327
Redemption fees	15,813	8,087
Total increase (decrease) in net assets	61,037,776	42,728,771
Net Assets
Beginning of period	419,479,010	376,750,239
End of period (including undistributed net investment income of $1,049,669 and undistributed net investment income of $187,823, respectively)	$480,516,786	$419,479,010
Other Information Shares
Sold	2,850,402	2,209,593
Issued in reinvestment of distributions	124,985	737,432
Redeemed	(1,628,288)	(2,480,004)
Net increase (decrease)	1,347,099	467,021

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Construction and Housing Portfolio

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$59.74	$57.48	$52.01	$40.01	$37.43	$29.89
Income from Investment Operations
Net investment income (loss)B	.13	.29	.26	.19	.21	.18
Net realized and unrealized gain (loss)	(1.47)	8.53	9.65	12.47	2.62	7.63
Total from investment operations	(1.34)	8.82	9.91	12.66	2.83	7.81
Distributions from net investment income	(.02)	(.29)	(.30)	(.14)	(.25)	(.28)
Distributions from net realized gain	(.95)	(6.28)	(4.14)	(.53)	–	–
Total distributions	(.98)C	(6.56)D	(4.44)	(.67)	(.25)	(.28)
Redemption fees added to paid in capitalB	–E	–E	–E	.01	–E	.01
Net asset value, end of period	$57.42	$59.74	$57.48	$52.01	$40.01	$37.43
Total ReturnF,G	(2.32)%	16.99%	19.84%	31.79%	7.65%	26.24%
Ratios to Average Net AssetsH,I
Expenses before reductions	.81%J	.82%	.81%	.86%	.96%	.98%
Expenses net of fee waivers, if any	.81%J	.82%	.81%	.86%	.96%	.98%
Expenses net of all reductions	.80%J	.82%	.81%	.86%	.96%	.98%
Net investment income (loss)	.46%J	.52%	.47%	.42%	.59%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$480,517	$419,479	$376,750	$781,007	$171,514	$112,200
Portfolio turnover rateK	68%J	71%	53%	47%	81%	101%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $0.98 per share is comprised of distributions from net investment income of $.024 and distributions from net realized gain of $.952 per share.

 D Total distributions of $6.56 per share is comprised of distributions from net investment income of $.287 and distributions from net realized gain of $6.276 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Consumer Discretionary Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Amazon.com, Inc.	7.9	1.3
The Walt Disney Co.	7.4	8.5
Home Depot, Inc.	5.1	5.4
NIKE, Inc. Class B	5.0	3.5
Starbucks Corp.	4.7	4.3
L Brands, Inc.	4.7	3.9
Comcast Corp. Class A	4.5	6.3
Hilton Worldwide Holdings, Inc.	4.5	1.6
Las Vegas Sands Corp.	2.8	1.7
Ross Stores, Inc.	2.6	1.7
	49.2

Top Industries (% of fund's net assets)

As of August 31, 2015
Hotels, Restaurants & Leisure	21.8%
Media	21.2%
Specialty Retail	19.6%
Internet & Catalog Retail	9.1%
Textiles, Apparel & Luxury Goods	6.4%
All Others*	21.9%

As of February 28, 2015
Media	24.1%
Hotels, Restaurants & Leisure	20.9%
Specialty Retail	18.6%
Textiles, Apparel & Luxury Goods	11.3%
Internet & Catalog Retail	5.1%
All Others*	20.0%

* Includes short-term investments and net other assets (liabilities).

Consumer Discretionary Portfolio

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Auto Components - 4.2%
Auto Parts & Equipment - 4.2%
Delphi Automotive PLC	334,706	$25,276,997
Tenneco, Inc. (a)	325,612	15,320,045
Visteon Corp. (a)	108,100	10,773,246
		51,370,288
Automobiles - 3.2%
Automobile Manufacturers - 1.9%
Tata Motors Ltd. (a)	605,941	3,132,953
Tesla Motors, Inc. (b)(a)	79,400	19,775,364
		22,908,317
Motorcycle Manufacturers - 1.3%
Harley-Davidson, Inc.	292,200	16,377,810

TOTAL AUTOMOBILES		39,286,127

Beverages - 3.3%
Distillers & Vintners - 2.1%
Constellation Brands, Inc. Class A (sub. vtg.)	195,900	25,075,200
Soft Drinks - 1.2%
Monster Beverage Corp. (a)	109,400	15,147,524

TOTAL BEVERAGES		40,222,724

Food Products - 0.6%
Packaged Foods & Meats - 0.6%
Associated British Foods PLC	119,500	5,871,595
Keurig Green Mountain, Inc.	25,300	1,431,980
		7,303,575
Hotels, Restaurants & Leisure - 21.8%
Casinos & Gaming - 3.9%
Las Vegas Sands Corp.	733,800	33,923,574
Wynn Resorts Ltd.	186,864	14,024,143
		47,947,717
Hotels, Resorts & Cruise Lines - 7.2%
Accor SA	175,299	8,316,974
Hilton Worldwide Holdings, Inc.	2,221,700	55,164,811
Wyndham Worldwide Corp.	318,321	24,345,190
		87,826,975
Leisure Facilities - 1.4%
Vail Resorts, Inc.	155,651	16,796,299
Restaurants - 9.3%
Dave & Buster's Entertainment, Inc.	225,264	7,758,092
Domino's Pizza, Inc.	71,800	7,606,492
Fiesta Restaurant Group, Inc. (a)	236,600	12,218,024
Jubilant Foodworks Ltd. (a)	130,461	3,278,550
McDonald's Corp.	84,500	8,029,190
Ruth's Hospitality Group, Inc.	1,096,766	17,635,997
Starbucks Corp.	1,059,800	57,981,658
		114,508,003

TOTAL HOTELS, RESTAURANTS & LEISURE		267,078,994

Household Durables - 3.8%
Homebuilding - 3.0%
D.R. Horton, Inc.	373,800	11,352,306
Lennar Corp. Class A	202,000	10,281,800
PulteGroup, Inc.	741,000	15,331,290
		36,965,396
Household Appliances - 0.0%
Techtronic Industries Co. Ltd.	2,000	7,239
Housewares & Specialties - 0.8%
Jarden Corp. (a)	174,800	8,974,232

TOTAL HOUSEHOLD DURABLES		45,946,867

Internet & Catalog Retail - 9.1%
Internet Retail - 9.1%
Amazon.com, Inc. (a)	188,600	96,731,055
Ocado Group PLC (a)	2,728,968	14,355,098
		111,086,153
Internet Software & Services - 1.8%
Internet Software & Services - 1.8%
Alibaba Group Holding Ltd. sponsored ADR (b)	196,300	12,979,356
HomeAway, Inc. (a)	205,800	5,904,402
JUST EAT Ltd. (a)	517,900	3,131,982
		22,015,740
Leisure Products - 0.7%
Leisure Products - 0.7%
Polaris Industries, Inc.	70,600	9,168,822
Media - 21.2%
Advertising - 0.3%
MDC Partners, Inc. Class A (sub. vtg.)	198,631	3,901,112
Broadcasting - 2.4%
ITV PLC	7,709,000	29,597,310
Cable & Satellite - 8.8%
Charter Communications, Inc. Class A (b)(a)	120,200	21,829,522
Comcast Corp. Class A	981,100	55,265,363
Naspers Ltd. Class N	171,800	22,271,558
Starz Series A (a)	198,900	7,480,629
		106,847,072
Movies & Entertainment - 9.7%
Lions Gate Entertainment Corp.	257,100	9,432,999
The Walt Disney Co.	896,247	91,309,644
Time Warner, Inc.	254,600	18,102,060
		118,844,703

TOTAL MEDIA		259,190,197

Multiline Retail - 2.6%
Department Stores - 2.0%
Macy's, Inc.	422,600	24,768,586
General Merchandise Stores - 0.6%
B&M European Value Retail S.A.	1,321,994	6,562,520

TOTAL MULTILINE RETAIL		31,331,106

Software - 0.6%
Application Software - 0.6%
Mobileye NV (b)(a)	133,600	7,556,416
Home Entertainment Software - 0.0%
Playtech Ltd.	21,062	277,141

TOTAL SOFTWARE		7,833,557

Specialty Retail - 19.6%
Apparel Retail - 8.8%
L Brands, Inc.	686,425	57,591,058
Ross Stores, Inc.	662,359	32,203,895
TJX Companies, Inc.	112,695	7,924,712
United Arrows Ltd.	77,800	3,069,130
Zumiez, Inc. (a)	312,036	7,273,559
		108,062,354
Automotive Retail - 4.1%
AutoZone, Inc. (a)	35,700	25,560,843
O'Reilly Automotive, Inc. (a)	102,086	24,507,786
		50,068,629
Home Improvement Retail - 5.1%
Home Depot, Inc.	532,400	62,003,304
Specialty Stores - 1.6%
Staples, Inc.	1,356,759	19,279,545

TOTAL SPECIALTY RETAIL		239,413,832

Textiles, Apparel & Luxury Goods - 6.4%
Apparel, Accessories & Luxury Goods - 1.4%
G-III Apparel Group Ltd. (a)	241,536	16,745,691
Footwear - 5.0%
NIKE, Inc. Class B	551,475	61,627,331

TOTAL TEXTILES, APPAREL & LUXURY GOODS		78,373,022

TOTAL COMMON STOCKS
(Cost $1,099,934,905)		1,209,621,004

Money Market Funds - 6.8%
Fidelity Cash Central Fund, 0.15% (c)	19,569,297	19,569,297
Fidelity Securities Lending Cash Central Fund, 0.19% (c)(d)	63,986,025	63,986,025
TOTAL MONEY MARKET FUNDS
(Cost $83,555,322)		83,555,322
TOTAL INVESTMENT PORTFOLIO - 105.7%
(Cost $1,183,490,227)		1,293,176,326
NET OTHER ASSETS (LIABILITIES) - (5.7)%		(69,426,135)
NET ASSETS - 100%		$1,223,750,191

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$13,292
Fidelity Securities Lending Cash Central Fund	86,236
Total	$99,528

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,209,621,004	$1,203,418,921	$6,202,083	$--
Money Market Funds	83,555,322	83,555,322	--	--
Total Investments in Securities:	$1,293,176,326	$1,286,974,243	$6,202,083	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.7%
United Kingdom	4.9%
Bailiwick of Jersey	2.1%
South Africa	1.9%
Canada	1.1%
Cayman Islands	1.1%
Others (Individually Less Than 1%)	2.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Consumer Discretionary Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $61,984,399) — See accompanying schedule: Unaffiliated issuers (cost $1,099,934,905)	$1,209,621,004
Fidelity Central Funds (cost $83,555,322)	83,555,322
Total Investments (cost $1,183,490,227)		$1,293,176,326
Receivable for investments sold		2,693,353
Receivable for fund shares sold		1,880,964
Dividends receivable		963,736
Distributions receivable from Fidelity Central Funds		29,225
Prepaid expenses		9,366
Other receivables		19,762
Total assets		1,298,772,732
Liabilities
Payable for investments purchased	$6,150,909
Payable for fund shares redeemed	4,067,744
Accrued management fee	572,643
Other affiliated payables	201,055
Other payables and accrued expenses	44,165
Collateral on securities loaned, at value	63,986,025
Total liabilities		75,022,541
Net Assets		$1,223,750,191
Net Assets consist of:
Paid in capital		$1,097,581,261
Undistributed net investment income		3,572,561
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		12,914,090
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		109,682,279
Net Assets, for 36,389,104 shares outstanding		$1,223,750,191
Net Asset Value, offering price and redemption price per share ($1,223,750,191 ÷ 36,389,104 shares)		$33.63

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2015 (Unaudited)
Investment Income
Dividends		$7,906,398
Income from Fidelity Central Funds		99,528
Total income		8,005,926
Expenses
Management fee	$3,205,647
Transfer agent fees	968,689
Accounting and security lending fees	190,915
Custodian fees and expenses	26,935
Independent trustees' compensation	9,519
Registration fees	71,314
Audit	24,078
Legal	6,495
Miscellaneous	5,713
Total expenses before reductions	4,509,305
Expense reductions	(82,324)	4,426,981
Net investment income (loss)		3,578,945
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $74,206)	14,157,105
Foreign currency transactions	(10,186)
Total net realized gain (loss)		14,146,919
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $355,571)	(51,952,240)
Assets and liabilities in foreign currencies	(757)
Total change in net unrealized appreciation (depreciation)		(51,952,997)
Net gain (loss)		(37,806,078)
Net increase (decrease) in net assets resulting from operations		$(34,227,133)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,578,945	$3,926,598
Net realized gain (loss)	14,146,919	77,731,562
Change in net unrealized appreciation (depreciation)	(51,952,997)	50,665,375
Net increase (decrease) in net assets resulting from operations	(34,227,133)	132,323,535
Distributions to shareholders from net investment income	(900,053)	(2,942,822)
Distributions to shareholders from net realized gain	(22,253,041)	(64,572,472)
Total distributions	(23,153,094)	(67,515,294)
Share transactions
Proceeds from sales of shares	261,407,536	953,129,672
Reinvestment of distributions	22,880,138	66,769,010
Cost of shares redeemed	(82,157,219)	(563,595,486)
Net increase (decrease) in net assets resulting from share transactions	202,130,455	456,303,196
Redemption fees	11,749	8,470
Total increase (decrease) in net assets	144,761,977	521,119,907
Net Assets
Beginning of period	1,078,988,214	557,868,307
End of period (including undistributed net investment income of $3,572,561 and undistributed net investment income of $893,669, respectively)	$1,223,750,191	$1,078,988,214
Other Information Shares
Sold	7,490,878	29,777,744
Issued in reinvestment of distributions	650,558	2,124,019
Redeemed	(2,382,091)	(18,022,350)
Net increase (decrease)	5,759,345	13,879,413

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Consumer Discretionary Portfolio

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$35.23	$33.30	$27.40	$25.97	$24.98	$19.37
Income from Investment Operations
Net investment income (loss)B	.11	.15	.04	.11	.17	.05
Net realized and unrealized gain (loss)	(.96)	4.39	8.67	3.70	1.91	5.71
Total from investment operations	(.85)	4.54	8.71	3.81	2.08	5.76
Distributions from net investment income	(.03)	(.11)	(.03)	(.11)	(.12)	(.05)
Distributions from net realized gain	(.72)	(2.51)	(2.77)	(2.27)	(.97)	(.10)
Total distributions	(.75)	(2.61)C	(2.81)D	(2.38)	(1.09)	(.15)
Redemption fees added to paid in capitalB,E	–	–	–	–	–	–
Net asset value, end of period	$33.63	$35.23	$33.30	$27.40	$25.97	$24.98
Total ReturnF,G	(2.52)%	14.79%	32.17%	15.38%	8.67%	29.75%
Ratios to Average Net AssetsH,I
Expenses before reductions	.77%J	.79%	.82%	.86%	.89%	.96%
Expenses net of fee waivers, if any	.77%J	.79%	.82%	.86%	.89%	.96%
Expenses net of all reductions	.76%J	.79%	.81%	.84%	.88%	.95%
Net investment income (loss)	.61%J	.46%	.14%	.43%	.72%	.23%
Supplemental Data
Net assets, end of period (000 omitted)	$1,223,750	$1,078,988	$557,868	$397,925	$278,524	$203,083
Portfolio turnover rateK	61%J	109%L	138%	170%	174%	196%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $2.61 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $2.508 per share.

 D Total distributions of $2.81 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $2.772 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Leisure Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Starbucks Corp.	18.4	16.9
Yum! Brands, Inc.	9.5	9.5
McDonald's Corp.	6.8	3.9
Chipotle Mexican Grill, Inc.	5.9	6.0
Las Vegas Sands Corp.	5.7	7.3
Wyndham Worldwide Corp.	5.0	5.7
Marriott International, Inc. Class A	4.0	4.7
Hilton Worldwide Holdings, Inc.	3.8	1.4
Starwood Hotels & Resorts Worldwide, Inc.	3.4	4.7
Jack in the Box, Inc.	2.8	3.0
	65.3

Top Industries (% of fund's net assets)

As of August 31, 2015
Hotels, Restaurants & Leisure	89.1%
Diversified Consumer Services	3.4%
Internet Software & Services	1.4%
Commercial Services & Supplies	0.8%
Specialty Retail	0.7%
All Others*	4.6%

As of February 28, 2015
Hotels, Restaurants & Leisure	90.1%
Diversified Consumer Services	3.5%
Media	1.6%
Specialty Retail	0.8%
Commercial Services & Supplies	0.8%
All Others*	3.2%

* Includes short-term investments and net other assets (liabilities).

Leisure Portfolio

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Automobiles - 0.2%
Automobile Manufacturers - 0.2%
General Motors Co.	34,000	$1,000,960
Commercial Services & Supplies - 0.8%
Diversified Support Services - 0.8%
KAR Auction Services, Inc.	102,200	3,785,488
Diversified Consumer Services - 3.4%
Education Services - 1.5%
Houghton Mifflin Harcourt Co. (a)	331,932	7,495,025
Specialized Consumer Services - 1.9%
H&R Block, Inc.	201,600	6,858,432
ServiceMaster Global Holdings, Inc. (a)	62,012	2,181,582
		9,040,014

TOTAL DIVERSIFIED CONSUMER SERVICES		16,535,039

Food Products - 0.5%
Packaged Foods & Meats - 0.5%
Amplify Snack Brands, Inc.	59,700	786,846
Blue Buffalo Pet Products, Inc. (a)	2,100	53,655
Greencore Group PLC	329,000	1,500,921
		2,341,422
Hotels, Restaurants & Leisure - 89.1%
Casinos & Gaming - 8.2%
Las Vegas Sands Corp.	598,976	27,690,660
Melco Crown Entertainment Ltd. sponsored ADR (b)	105,335	1,856,003
MGM China Holdings Ltd.	548,800	907,816
MGM Mirage, Inc. (a)	225,700	4,611,051
Sands China Ltd.	44,800	155,498
Scientific Games Corp. Class A (b)(a)	129,295	1,424,831
Wynn Resorts Ltd. (b)	40,600	3,047,030
		39,692,889
Hotels, Resorts & Cruise Lines - 18.4%
Accor SA	12,800	607,290
Extended Stay America, Inc. unit	534,373	10,030,181
Hilton Worldwide Holdings, Inc.	749,500	18,610,085
Interval Leisure Group, Inc.	1,000	20,060
Marriott International, Inc. Class A	275,396	19,459,481
Starwood Hotels & Resorts Worldwide, Inc.	228,690	16,344,474
Wyndham Worldwide Corp.	316,002	24,167,833
		89,239,404
Leisure Facilities - 2.5%
Cedar Fair LP (depositary unit)	66,688	3,679,844
Vail Resorts, Inc.	77,089	8,318,674
		11,998,518
Restaurants - 60.0%
Buffalo Wild Wings, Inc. (a)	29,100	5,519,688
Chipotle Mexican Grill, Inc. (a)	40,010	28,407,500
Dave & Buster's Entertainment, Inc.	59,400	2,045,736
Del Frisco's Restaurant Group, Inc. (a)	87,700	1,301,468
DineEquity, Inc.	30,849	2,946,080
Domino's Pizza, Inc.	96,000	10,170,240
Dunkin' Brands Group, Inc. (b)	210,600	10,563,696
Fiesta Restaurant Group, Inc. (a)	191,808	9,904,965
Jack in the Box, Inc.	171,087	13,375,582
McDonald's Corp.	348,544	33,118,651
Panera Bread Co. Class A (a)	46,986	8,377,604
Papa John's International, Inc.	111,576	7,503,486
Red Robin Gourmet Burgers, Inc. (a)	23,118	1,821,467
Ruth's Hospitality Group, Inc.	590,140	9,489,451
Sonic Corp.	313,960	8,476,920
Starbucks Corp.	1,627,100	89,018,640
Whitbread PLC	36,285	2,670,938
Wingstop, Inc.	300	8,208
Yum! Brands, Inc.	575,836	45,934,438
		290,654,758

TOTAL HOTELS, RESTAURANTS & LEISURE		431,585,569

Internet & Catalog Retail - 0.2%
Internet Retail - 0.2%
Etsy, Inc. (b)	82,229	1,178,342
Internet Software & Services - 1.4%
Internet Software & Services - 1.4%
Alibaba Group Holding Ltd. sponsored ADR	8,000	528,960
Facebook, Inc. Class A (a)	25,800	2,307,294
HomeAway, Inc. (a)	50,589	1,451,398
JUST EAT Ltd. (a)	212,400	1,284,481
Yahoo!, Inc. (a)	36,600	1,179,984
		6,752,117
IT Services - 0.2%
Data Processing & Outsourced Services - 0.2%
Visa, Inc. Class A	13,200	941,160
Media - 0.7%
Movies & Entertainment - 0.7%
The Walt Disney Co.	12,200	1,242,936
Twenty-First Century Fox, Inc. Class A	79,800	2,185,722
		3,428,658
Personal Products - 0.6%
Personal Products - 0.6%
Nu Skin Enterprises, Inc. Class A (b)	60,100	2,745,368
Real Estate Investment Trusts - 0.2%
Specialized REITs - 0.2%
Gaming & Leisure Properties	30,995	958,985
Software - 0.4%
Application Software - 0.4%
Intuit, Inc.	20,000	1,715,000
Specialty Retail - 0.7%
Computer & Electronics Retail - 0.4%
GameStop Corp. Class A	52,800	2,242,944
Specialty Stores - 0.3%
Sally Beauty Holdings, Inc. (a)	53,000	1,385,420

TOTAL SPECIALTY RETAIL		3,628,364

Textiles, Apparel & Luxury Goods - 0.3%
Apparel, Accessories & Luxury Goods - 0.3%
Kate Spade & Co. (a)	70,100	1,329,096
TOTAL COMMON STOCKS
(Cost $334,606,237)		477,925,568

Money Market Funds - 4.2%
Fidelity Cash Central Fund, 0.15% (c)	5,944,915	5,944,915
Fidelity Securities Lending Cash Central Fund, 0.19% (c)(d)	14,650,897	14,650,897
TOTAL MONEY MARKET FUNDS
(Cost $20,595,812)		20,595,812
TOTAL INVESTMENT PORTFOLIO - 102.9%
(Cost $355,202,049)		498,521,380
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(14,077,723)
NET ASSETS - 100%		$484,443,657

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,718
Fidelity Securities Lending Cash Central Fund	54,261
Total	$56,979

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Leisure Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $13,836,759) — See accompanying schedule: Unaffiliated issuers (cost $334,606,237)	$477,925,568
Fidelity Central Funds (cost $20,595,812)	20,595,812
Total Investments (cost $355,202,049)		$498,521,380
Receivable for investments sold		240,455
Receivable for fund shares sold		1,518,473
Dividends receivable		695,921
Distributions receivable from Fidelity Central Funds		19,073
Prepaid expenses		3,693
Other receivables		2,950
Total assets		501,001,945
Liabilities
Payable for investments purchased	$1,313,993
Payable for fund shares redeemed	254,631
Accrued management fee	229,703
Other affiliated payables	88,928
Other payables and accrued expenses	20,136
Collateral on securities loaned, at value	14,650,897
Total liabilities		16,558,288
Net Assets		$484,443,657
Net Assets consist of:
Paid in capital		$326,194,067
Undistributed net investment income		2,415,521
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		12,514,753
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		143,319,316
Net Assets, for 3,558,384 shares outstanding		$484,443,657
Net Asset Value, offering price and redemption price per share ($484,443,657 ÷ 3,558,384 shares)		$136.14

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2015 (Unaudited)
Investment Income
Dividends		$4,436,817
Income from Fidelity Central Funds		56,979
Total income		4,493,796
Expenses
Management fee	$1,284,154
Transfer agent fees	411,867
Accounting and security lending fees	92,570
Custodian fees and expenses	5,117
Independent trustees' compensation	3,899
Registration fees	25,034
Audit	20,809
Legal	2,745
Interest	254
Miscellaneous	2,792
Total expenses before reductions	1,849,241
Expense reductions	(25,590)	1,823,651
Net investment income (loss)		2,670,145
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,936,158
Foreign currency transactions	95
Total net realized gain (loss)		15,936,253
Change in net unrealized appreciation (depreciation) on: Investment securities	(26,457,587)
Assets and liabilities in foreign currencies	239
Total change in net unrealized appreciation (depreciation)		(26,457,348)
Net gain (loss)		(10,521,095)
Net increase (decrease) in net assets resulting from operations		$(7,850,950)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,670,145	$4,640,549
Net realized gain (loss)	15,936,253	90,218,609
Change in net unrealized appreciation (depreciation)	(26,457,348)	(44,238,899)
Net increase (decrease) in net assets resulting from operations	(7,850,950)	50,620,259
Distributions to shareholders from net investment income	(560,154)	(4,879,767)
Distributions to shareholders from net realized gain	(7,275,551)	(33,240,879)
Total distributions	(7,835,705)	(38,120,646)
Share transactions
Proceeds from sales of shares	107,812,812	67,372,454
Reinvestment of distributions	7,456,071	36,550,960
Cost of shares redeemed	(60,440,789)	(239,280,764)
Net increase (decrease) in net assets resulting from share transactions	54,828,094	(135,357,350)
Redemption fees	6,417	4,103
Total increase (decrease) in net assets	39,147,856	(122,853,634)
Net Assets
Beginning of period	445,295,801	568,149,435
End of period (including undistributed net investment income of $2,415,521 and undistributed net investment income of $305,530, respectively)	$484,443,657	$445,295,801
Other Information Shares
Sold	760,886	512,008
Issued in reinvestment of distributions	53,182	287,167
Redeemed	(433,504)	(1,828,098)
Net increase (decrease)	380,564	(1,028,923)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Leisure Portfolio

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$140.13	$135.06	$108.30	$106.53	$91.26	$69.99
Income from Investment Operations
Net investment income (loss)B	.80	1.31	1.40C	1.40D	.64	.55
Net realized and unrealized gain (loss)	(2.34)	14.80	35.09	6.22	14.73	21.22
Total from investment operations	(1.54)	16.11	36.49	7.62	15.37	21.77
Distributions from net investment income	(.18)	(1.47)	(1.01)	(1.36)	(.09)	(.52)
Distributions from net realized gain	(2.27)	(9.57)	(8.72)	(4.50)	(.01)	–
Total distributions	(2.45)	(11.04)	(9.73)	(5.86)	(.10)	(.52)
Redemption fees added to paid in capitalB	–E	–E	–E	.01	–E	.02
Net asset value, end of period	$136.14	$140.13	$135.06	$108.30	$106.53	$91.26
Total ReturnF,G	(1.15)%	12.91%	34.71%	7.52%	16.85%	31.16%
Ratios to Average Net AssetsH,I
Expenses before reductions	.79%J	.80%	.82%	.85%	.86%	.90%
Expenses net of fee waivers, if any	.78%J	.80%	.82%	.85%	.86%	.90%
Expenses net of all reductions	.78%J	.80%	.81%	.83%	.86%	.89%
Net investment income (loss)	1.14%J	1.00%	1.13%C	1.33%D	.68%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$484,444	$445,296	$568,149	$347,701	$440,507	$411,239
Portfolio turnover rateK	37%J	32%L	65%	90%	77%	112%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.43 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .79%.

 D Investment income per share reflects a large, non-recurring dividend which amounted to $.53 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .82%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Multimedia Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
The Walt Disney Co.	24.8	23.0
Comcast Corp. Class A	18.1	18.3
Charter Communications, Inc. Class A	5.0	3.4
Time Warner Cable, Inc.	5.0	4.7
Time Warner, Inc.	4.9	8.9
Liberty Global PLC Class C	4.6	4.0
Lions Gate Entertainment Corp.	3.5	1.8
Facebook, Inc. Class A	2.8	3.0
AMC Networks, Inc. Class A	2.8	0.0
Starz Series A	2.4	0.0
	73.9

Top Industries (% of fund's net assets)

As of August 31, 2015
Media	88.2%
Internet & Catalog Retail	5.2%
Internet Software & Services	3.9%
IT Services	1.5%
All Others*	1.2%

As of February 28, 2015
Media	92.4%
Internet Software & Services	5.7%
Communications Equipment	1.7%
All Others*	0.2%

* Includes short-term investments and net other assets (liabilities).

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Multimedia Portfolio

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Internet & Catalog Retail - 5.2%
Internet Retail - 5.2%
Expedia, Inc.	100,700	$11,579,493
Netflix, Inc. (a)	125,800	14,470,774
Wayfair LLC Class A (b)	316,100	11,790,530
		37,840,797
Internet Software & Services - 3.9%
Internet Software & Services - 3.9%
Facebook, Inc. Class A (a)	228,800	20,461,584
Google, Inc.:
Class A (a)	6,200	4,016,484
Class C	6,514	4,027,281
		28,505,349
IT Services - 1.5%
Data Processing & Outsourced Services - 1.5%
PayPal Holdings, Inc. (a)	313,600	10,976,000
Media - 88.2%
Advertising - 1.8%
Interpublic Group of Companies, Inc.	394,000	7,438,720
Omnicom Group, Inc.	79,700	5,338,306
		12,777,026
Broadcasting - 5.5%
CBS Corp. Class B	317,700	14,372,748
Cumulus Media, Inc. Class A (a)	210	300
Discovery Communications, Inc.:
Class A (a)	450	11,970
Class C (non-vtg.) (a)	92,300	2,340,728
Entercom Communications Corp. Class A (a)	3,053	33,644
Liberty Media Corp.:
Class A (a)	39,893	1,486,014
Class C (a)	121,286	4,392,979
Media General, Inc. (b)(a)	726,900	8,541,075
Nexstar Broadcasting Group, Inc. Class A	195,046	9,065,738
		40,245,196
Cable & Satellite - 40.5%
AMC Networks, Inc. Class A (a)	282,000	20,411,160
Charter Communications, Inc. Class A (b)(a)	200,700	36,449,127
Comcast Corp. Class A	2,347,050	132,209,327
DISH Network Corp. Class A (a)	164,400	9,743,988
Liberty Broadband Corp.:
Class A (a)	35,623	1,940,385
Class C (a)	93,340	4,996,490
Liberty Global PLC:
Class A (a)	43,438	2,090,237
Class C (a)	747,747	33,551,408
Starz Series A (a)	461,802	17,368,373
Time Warner Cable, Inc.	195,369	36,342,541
		295,103,036
Movies & Entertainment - 40.4%
AMC Entertainment Holdings, Inc. Class A	12,185	353,121
Lions Gate Entertainment Corp. (b)	695,377	25,513,382
Live Nation Entertainment, Inc. (a)	673,700	16,586,494
The Madison Square Garden Co. Class A (a)	195,700	13,785,108
The Walt Disney Co.	1,772,804	180,613,272
Time Warner, Inc.	506,082	35,982,430
Twenty-First Century Fox, Inc. Class A	577,107	15,806,961
Viacom, Inc. Class B (non-vtg.)	138,900	5,662,953
		294,303,721
Publishing - 0.0%
Gannett Co., Inc.	6,937	90,944

TOTAL MEDIA		642,519,923

TOTAL COMMON STOCKS
(Cost $475,143,907)		719,842,069

Money Market Funds - 9.4%
Fidelity Cash Central Fund, 0.15% (c)	259,736	259,736
Fidelity Securities Lending Cash Central Fund, 0.19% (c)(d)	68,221,475	68,221,475
TOTAL MONEY MARKET FUNDS
(Cost $68,481,211)		68,481,211
TOTAL INVESTMENT PORTFOLIO - 108.2%
(Cost $543,625,118)		788,323,280
NET OTHER ASSETS (LIABILITIES) - (8.2)%		(59,766,677)
NET ASSETS - 100%		$728,556,603

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,711
Fidelity Securities Lending Cash Central Fund	121,809
Total	$124,520

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Multimedia Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $65,658,129) — See accompanying schedule: Unaffiliated issuers (cost $475,143,907)	$719,842,069
Fidelity Central Funds (cost $68,481,211)	68,481,211
Total Investments (cost $543,625,118)		$788,323,280
Receivable for investments sold		32,013,844
Receivable for fund shares sold		725,735
Dividends receivable		381,928
Distributions receivable from Fidelity Central Funds		38,478
Prepaid expenses		6,257
Other receivables		24,907
Total assets		821,514,429
Liabilities
Payable for investments purchased	$20,741,925
Payable for fund shares redeemed	3,448,402
Accrued management fee	359,436
Other affiliated payables	166,335
Other payables and accrued expenses	20,253
Collateral on securities loaned, at value	68,221,475
Total liabilities		92,957,826
Net Assets		$728,556,603
Net Assets consist of:
Paid in capital		$449,795,775
Undistributed net investment income		1,116,322
Accumulated undistributed net realized gain (loss) on investments		32,946,344
Net unrealized appreciation (depreciation) on investments		244,698,162
Net Assets, for 9,577,112 shares outstanding		$728,556,603
Net Asset Value, offering price and redemption price per share ($728,556,603 ÷ 9,577,112 shares)		$76.07

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2015 (Unaudited)
Investment Income
Dividends		$4,176,284
Income from Fidelity Central Funds		124,520
Total income		4,300,804
Expenses
Management fee	$2,217,078
Transfer agent fees	835,198
Accounting and security lending fees	143,230
Custodian fees and expenses	4,620
Independent trustees' compensation	6,879
Registration fees	30,899
Audit	19,841
Legal	5,143
Interest	912
Miscellaneous	5,804
Total expenses before reductions	3,269,604
Expense reductions	(86,976)	3,182,628
Net investment income (loss)		1,118,176
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	34,597,459
Total net realized gain (loss)		34,597,459
Change in net unrealized appreciation (depreciation) on investment securities		(85,081,033)
Net gain (loss)		(50,483,574)
Net increase (decrease) in net assets resulting from operations		$(49,365,398)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,118,176	$2,307,365
Net realized gain (loss)	34,597,459	84,462,999
Change in net unrealized appreciation (depreciation)	(85,081,033)	(14,371,615)
Net increase (decrease) in net assets resulting from operations	(49,365,398)	72,398,749
Distributions to shareholders from net investment income	(173,696)	(2,039,294)
Distributions to shareholders from net realized gain	(15,043,981)	(70,422,213)
Total distributions	(15,217,677)	(72,461,507)
Share transactions
Proceeds from sales of shares	109,345,373	212,392,932
Reinvestment of distributions	14,683,048	69,926,090
Cost of shares redeemed	(133,889,119)	(488,279,180)
Net increase (decrease) in net assets resulting from share transactions	(9,860,698)	(205,960,158)
Redemption fees	12,335	23,333
Total increase (decrease) in net assets	(74,431,438)	(205,999,583)
Net Assets
Beginning of period	802,988,041	1,008,987,624
End of period (including undistributed net investment income of $1,116,322 and undistributed net investment income of $171,842, respectively)	$728,556,603	$802,988,041
Other Information Shares
Sold	1,311,693	2,629,387
Issued in reinvestment of distributions	178,387	892,056
Redeemed	(1,649,087)	(6,128,688)
Net increase (decrease)	(159,007)	(2,607,245)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Multimedia Portfolio

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012 A	2011
Selected Per–Share Data
Net asset value, beginning of period	$82.48	$81.74	$61.55	$48.48	$47.80	$34.39
Income from Investment Operations
Net investment income (loss)B	.11	.22	.20	.53C	.29	.14
Net realized and unrealized gain (loss)	(4.94)	7.62	22.46	12.96	.96	13.39
Total from investment operations	(4.83)	7.84	22.66	13.49	1.25	13.53
Distributions from net investment income	(.02)	(.20)	(.19)	(.43)	(.32)	(.12)
Distributions from net realized gain	(1.56)	(6.89)	(2.30)	–	(.25)	–
Total distributions	(1.58)	(7.10)D	(2.48)E	(.43)	(.57)	(.12)
Redemption fees added to paid in capitalB	–F	–F	.01	.01	–F	–F
Net asset value, end of period	$76.07	$82.48	$81.74	$61.55	$48.48	$47.80
Total ReturnG,H	(6.00)%	10.16%	37.01%	27.91%	2.73%	39.37%
Ratios to Average Net AssetsI,J
Expenses before reductions	.81%K	.81%	.81%	.88%	.90%	.94%
Expenses net of fee waivers, if any	.80%K	.81%	.81%	.88%	.90%	.94%
Expenses net of all reductions	.79%K	.81%	.80%	.88%	.90%	.94%
Net investment income (loss)	.28%K	.27%	.27%	.97%C	.64%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$728,557	$802,988	$1,008,988	$657,366	$183,157	$205,920
Portfolio turnover rateL	66%K	55%	111%	30%	85%	76%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .76%.

 D Total distributions of $7.10 per share is comprised of distributions from net investment income of $.204 and distributions from net realized gain of $6.892 per share.

 E Total distributions of $2.48 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $2.295 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Retailing Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Home Depot, Inc.	16.3	17.9
Amazon.com, Inc.	14.6	9.0
Priceline Group, Inc.	7.1	9.8
TJX Companies, Inc.	5.1	6.2
AutoZone, Inc.	4.6	4.8
O'Reilly Automotive, Inc.	4.6	4.6
L Brands, Inc.	4.6	6.2
Netflix, Inc.	3.7	0.0
G-III Apparel Group Ltd.	3.7	4.8
Lowe's Companies, Inc.	2.7	3.3
	67.0

Top Industries (% of fund's net assets)

As of August 31, 2015
Specialty Retail	48.8%
Internet & Catalog Retail	25.9%
Textiles, Apparel & Luxury Goods	12.0%
Multiline Retail	2.6%
Food & Staples Retailing	2.1%
All Others*	8.6%

As of February 28, 2015
Specialty Retail	52.6%
Internet & Catalog Retail	19.4%
Textiles, Apparel & Luxury Goods	14.8%
Food & Staples Retailing	2.4%
Hotels, Restaurants & Leisure	1.8%
All Others*	9.0%

* Includes short-term investments and net other assets (liabilities).

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Retailing Portfolio

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Food & Staples Retailing - 2.1%
Drug Retail - 0.7%
CVS Health Corp.	70,600	$7,229,440
Hypermarkets & Super Centers - 1.4%
Costco Wholesale Corp.	113,543	15,901,697

TOTAL FOOD & STAPLES RETAILING		23,131,137

Food Products - 1.2%
Packaged Foods & Meats - 1.2%
Associated British Foods PLC	284,900	13,998,473
Hotels, Restaurants & Leisure - 2.0%
Restaurants - 2.0%
Chipotle Mexican Grill, Inc. (a)	13,500	9,585,135
Ruth's Hospitality Group, Inc.	153,400	2,466,672
Starbucks Corp.	195,300	10,684,863
		22,736,670
Household Durables - 1.6%
Home Furnishings - 0.6%
Tempur Sealy International, Inc. (a)	88,800	6,484,176
Household Appliances - 1.0%
Techtronic Industries Co. Ltd.	3,340,000	12,088,567

TOTAL HOUSEHOLD DURABLES		18,572,743

Internet & Catalog Retail - 25.9%
Internet Retail - 25.9%
Amazon.com, Inc. (a)	321,880	165,089,033
Netflix, Inc. (a)	364,000	41,870,920
Ocado Group PLC (b)(a)	1,114,900	5,864,671
Priceline Group, Inc. (a)	64,520	80,562,253
		293,386,877
Internet Software & Services - 1.0%
Internet Software & Services - 1.0%
Alibaba Group Holding Ltd. sponsored ADR	50,000	3,306,000
Facebook, Inc. Class A (a)	58,900	5,267,427
HomeAway, Inc. (a)	110,200	3,161,638
		11,735,065
Multiline Retail - 2.6%
Department Stores - 1.9%
Macy's, Inc.	362,900	21,269,569
General Merchandise Stores - 0.7%
B&M European Value Retail S.A.	1,592,227	7,903,986

TOTAL MULTILINE RETAIL		29,173,555

Specialty Retail - 48.8%
Apparel Retail - 13.4%
Inditex SA	353,310	11,790,923
L Brands, Inc.	616,683	51,739,704
Ross Stores, Inc.	578,500	28,126,670
TJX Companies, Inc.	823,100	57,880,392
Zumiez, Inc. (a)	116,400	2,713,284
		152,250,973
Automotive Retail - 9.2%
AutoZone, Inc. (a)	73,263	52,455,575
O'Reilly Automotive, Inc. (a)	217,586	52,235,871
		104,691,446
Home Improvement Retail - 19.0%
Home Depot, Inc.	1,587,800	184,915,188
Lowe's Companies, Inc.	441,000	30,503,970
		215,419,158
Homefurnishing Retail - 0.8%
Restoration Hardware Holdings, Inc. (a)	93,100	8,609,888
Specialty Stores - 6.4%
Dufry AG (a)	31,850	4,283,350
Signet Jewelers Ltd.	131,800	18,188,400
Staples, Inc.	806,500	11,460,365
Tiffany & Co., Inc.	147,300	12,115,425
Tractor Supply Co.	111,300	9,495,003
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	104,100	16,457,169
		71,999,712

TOTAL SPECIALTY RETAIL		552,971,177

Technology Hardware, Storage & Peripherals - 0.7%
Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.	68,100	7,678,956
Textiles, Apparel & Luxury Goods - 12.0%
Apparel, Accessories & Luxury Goods - 10.2%
Coach, Inc.	52,600	1,591,150
Compagnie Financiere Richemont SA Series A	85,500	6,388,339
G-III Apparel Group Ltd. (a)	599,634	41,572,625
Kate Spade & Co. (a)	220,100	4,173,096
lululemon athletica, Inc. (b)(a)	269,657	17,260,745
Michael Kors Holdings Ltd. (a)	79,200	3,442,032
PVH Corp.	126,000	14,991,480
Ralph Lauren Corp.	24,900	2,768,631
Swatch Group AG (Bearer) (Reg.)	55,334	4,098,603
Under Armour, Inc. Class A (sub. vtg.) (a)	91,200	8,712,336
VF Corp.	145,200	10,516,836
		115,515,873
Footwear - 1.8%
NIKE, Inc. Class B	184,820	20,653,635

TOTAL TEXTILES, APPAREL & LUXURY GOODS		136,169,508

TOTAL COMMON STOCKS
(Cost $693,395,181)		1,109,554,161
	Principal Amount	Value

Convertible Bonds - 0.1%
Software - 0.1%
Home Entertainment Software - 0.1%
Take-Two Interactive Software, Inc. 1.75% 12/1/16 (Cost $1,000,000)	1,000,000	1,556,250
	Shares	Value

Money Market Funds - 4.0%
Fidelity Cash Central Fund, 0.15% (c)	31,407,076	31,407,076
Fidelity Securities Lending Cash Central Fund, 0.19% (c)(d)	14,387,677	14,387,677
TOTAL MONEY MARKET FUNDS
(Cost $45,794,753)		45,794,753
TOTAL INVESTMENT PORTFOLIO - 102.0%
(Cost $740,189,934)		1,156,905,164
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(23,029,149)
NET ASSETS - 100%		$1,133,876,015

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$17,734
Fidelity Securities Lending Cash Central Fund	47,900
Total	$65,634

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,109,554,161	$1,103,165,822	$6,388,339	$--
Convertible Bonds	1,556,250	--	1,556,250	--
Money Market Funds	45,794,753	45,794,753	--	--
Total Investments in Securities:	$1,156,905,164	$1,148,960,575	$7,944,589	$--

See accompanying notes which are an integral part of the financial statements.

Retailing Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,090,631) — See accompanying schedule: Unaffiliated issuers (cost $694,395,181)	$1,111,110,411
Fidelity Central Funds (cost $45,794,753)	45,794,753
Total Investments (cost $740,189,934)		$1,156,905,164
Receivable for fund shares sold		7,412,743
Dividends receivable		624,269
Interest receivable		4,375
Distributions receivable from Fidelity Central Funds		7,075
Prepaid expenses		7,542
Other receivables		3,063
Total assets		1,164,964,231
Liabilities
Payable for investments purchased	$14,076,401
Payable for fund shares redeemed	1,898,665
Accrued management fee	504,980
Other affiliated payables	193,235
Other payables and accrued expenses	27,258
Collateral on securities loaned, at value	14,387,677
Total liabilities		31,088,216
Net Assets		$1,133,876,015
Net Assets consist of:
Paid in capital		$721,492,124
Undistributed net investment income		369,876
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,696,382)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		416,710,397
Net Assets, for 11,473,584 shares outstanding		$1,133,876,015
Net Asset Value, offering price and redemption price per share ($1,133,876,015 ÷ 11,473,584 shares)		$98.82

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2015 (Unaudited)
Investment Income
Dividends		$2,679,013
Special dividends		1,541,708
Interest		8,750
Income from Fidelity Central Funds		65,634
Total income		4,295,105
Expenses
Management fee	$2,723,977
Transfer agent fees	962,693
Accounting and security lending fees	167,663
Custodian fees and expenses	10,039
Independent trustees' compensation	8,087
Registration fees	46,924
Audit	18,729
Legal	5,576
Miscellaneous	5,458
Total expenses before reductions	3,949,146
Expense reductions	(33,373)	3,915,773
Net investment income (loss)		379,332
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,585,484)
Foreign currency transactions	2,682
Total net realized gain (loss)		(3,582,802)
Change in net unrealized appreciation (depreciation) on: Investment securities	49,046,735
Assets and liabilities in foreign currencies	(1,082)
Total change in net unrealized appreciation (depreciation)		49,045,653
Net gain (loss)		45,462,851
Net increase (decrease) in net assets resulting from operations		$45,842,183

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$379,332	$3,039,275
Net realized gain (loss)	(3,582,802)	51,285,454
Change in net unrealized appreciation (depreciation)	49,045,653	61,709,364
Net increase (decrease) in net assets resulting from operations	45,842,183	116,034,093
Distributions to shareholders from net investment income	(1,021,996)	(1,546,416)
Distributions to shareholders from net realized gain	(11,161,013)	(70,497,905)
Total distributions	(12,183,009)	(72,044,321)
Share transactions
Proceeds from sales of shares	312,139,100	203,801,729
Reinvestment of distributions	11,744,441	69,797,839
Cost of shares redeemed	(138,893,084)	(466,362,827)
Net increase (decrease) in net assets resulting from share transactions	184,990,457	(192,763,259)
Redemption fees	49,163	30,612
Total increase (decrease) in net assets	218,698,794	(148,742,875)
Net Assets
Beginning of period	915,177,221	1,063,920,096
End of period (including undistributed net investment income of $369,876 and undistributed net investment income of $1,012,540, respectively)	$1,133,876,015	$915,177,221
Other Information Shares
Sold	3,198,812	2,328,758
Issued in reinvestment of distributions	123,081	847,929
Redeemed	(1,455,100)	(5,604,901)
Net increase (decrease)	1,866,793	(2,428,214)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Retailing Portfolio

	Six months ended (Unaudited)	Years ended February 28,
August 31,	2015	2015	2014	2013	2012A	2011
Selected Per–Share Data
Net asset value, beginning of period	$95.26	$88.40	$66.59	$57.54	$53.68	$45.11
Income from Investment Operations
Net investment income (loss)B	.04C	.31D	.15E	.52F	.49G	.09
Net realized and unrealized gain (loss)	4.72	13.72	23.64	10.27	7.46	9.81
Total from investment operations	4.76	14.03	23.79	10.79	7.95	9.90
Distributions from net investment income	(.10)	(.17)	(.12)	(.38)	(.34)	(.01)
Distributions from net realized gain	(1.10)	(7.01)	(1.86)	(1.36)	(3.76)	(1.33)
Total distributions	(1.20)	(7.17)H	(1.99)I	(1.75)J	(4.10)	(1.34)
Redemption fees added to paid in capitalB	–K	–K	.01	.01	.01	.01
Net asset value, end of period	$98.82	$95.26	$88.40	$66.59	$57.54	$53.68
Total ReturnL,M	5.05%	17.29%	35.82%	18.98%	15.70%	22.24%
Ratios to Average Net AssetsN,O
Expenses before reductions	.80%P	.81%	.83%	.86%	.90%	.93%
Expenses net of fee waivers, if any	.79%P	.81%	.83%	.86%	.90%	.93%
Expenses net of all reductions	.79%P	.81%	.82%	.84%	.88%	.93%
Net investment income (loss)	.08%P,C	.36%D	.18%E	.83%F	.93%G	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$1,133,876	$915,177	$1,063,920	$643,082	$344,743	$167,094
Portfolio turnover rateQ	9%P	31%	72%	119%	217%	191%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.15 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.23)%.

 D Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .22%.

 E Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .08%.

 F Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .53%.

 G Investment income per share reflects a large, non-recurring dividend which amounted to $.28 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .40%.

 H Total distributions of $7.17 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $7.006 per share.

 I Total distributions of $1.99 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $1.861 per share.

 J Total distributions of $1.75 per share is comprised of distributions from net investment income of $.383 and distributions from net realized gain of $1.364 per share.

 K Amount represents less than $.005 per share.

 L Total returns for periods of less than one year are not annualized.

 M Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 N Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 O Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 P Annualized

 Q Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2015

1. Organization.

Automotive Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Leisure Portfolio, Multimedia Portfolio, and Retailing Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Construction and Housing Portfolio that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 08/31/15	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$5,783,551	Discounted cash flow	Discount rate	15.0%	Decrease
		Market comparable	Discount for lack of marketability	15.0%	Decrease
			P/E multiple	14.3	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015, as well as a roll forward of Level 3 investments, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Consumer Discretionary is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, redemption in-kind, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Automotive Portfolio	$86,892,438	$29,150,516	$(5,176,908)	$23,973,608
Construction and Housing Portfolio	372,219,329	116,173,641	(9,212,860)	106,960,781
Consumer Discretionary Portfolio	1,184,463,450	173,941,115	(65,228,239)	108,712,876
Leisure Portfolio	358,898,660	159,401,625	(19,778,905)	139,622,720
Multimedia Portfolio	545,346,141	260,900,283	(17,923,144)	242,977,139
Retailing Portfolio	740,992,909	438,577,934	(22,665,679)	415,912,255

Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Automotive Portfolio	58,049,517	84,911,387
Construction and Housing Portfolio	228,057,606	150,236,686
Consumer Discretionary Portfolio	528,894,390	350,171,944
Leisure Portfolio	132,721,835	85,079,522
Multimedia Portfolio	262,241,606	293,770,018
Retailing Portfolio	223,458,456	45,859,412

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows.

	Individual Rate	Group Rate	Total
Automotive Portfolio	.30%	.25%	.55%
Construction and Housing Portfolio	.30%	.25%	.55%
Consumer Discretionary Portfolio	.30%	.25%	.55%
Leisure Portfolio	.30%	.25%	.55%
Multimedia Portfolio	.30%	.25%	.55%
Retailing Portfolio	.30%	.25%	.55%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Automotive Portfolio	.21%
Construction and Housing Portfolio	.19%
Consumer Discretionary Portfolio	.17%
Leisure Portfolio	.18%
Multimedia Portfolio	.21%
Retailing Portfolio	.19%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Automotive Portfolio	$2,069
Construction and Housing Portfolio	9,571
Consumer Discretionary Portfolio	4,657
Leisure Portfolio	2,212
Multimedia Portfolio	8,427
Retailing Portfolio	705

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Leisure Portfolio	Borrower	$4,128,500.37%		$254
Multimedia Portfolio	Borrower	5,320,615.37%		702

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Automotive Portfolio	$101
Construction and Housing Portfolio	319
Consumer Discretionary Portfolio	821
Leisure Portfolio	336
Multimedia Portfolio	616
Retailing Portfolio	692

During the period, the Funds did not borrow on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

Total Security Lending Income
Automotive Portfolio	$61,608
Construction and Housing Portfolio	34,857
Consumer Discretionary Portfolio	86,236
Leisure Portfolio	54,261
Multimedia Portfolio	121,809
Retailing Portfolio	47,900

8. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Multimedia Portfolio	$5,940,000.65%		$210

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Automotive Portfolio	$8,642	$–
Construction and Housing Portfolio	10,965	12
Consumer Discretionary Portfolio	60,905	18
Leisure Portfolio	13,304	–
Multimedia Portfolio	63,376	–
Retailing Portfolio	9,372	2

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Automotive Portfolio	$5,038
Construction and Housing Portfolio	12,837
Consumer Discretionary Portfolio	21,401
Leisure Portfolio	12,286
Multimedia Portfolio	23,600
Retailing Portfolio	23,999

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares of the following Funds.

	VIP FundsManager 50% Portfolio	VIP FundsManager 60% Portfolio	Strategic Advisers Core Fund
Automotive Portfolio	10%	–	–
Construction and Housing Portfolio	–	13%	–
Consumer Discretionary Portfolio	14%	22%	29%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Funds.

% of shares held
Construction and Housing Portfolio	26%
Consumer Discretionary Portfolio	72%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During Period-B March 1, 2015 to August 31, 2015
Automotive Portfolio	.86%
Actual		$1,000.00	$903.70	$4.12
Hypothetical-C		$1,000.00	$1,020.81	$4.37
Construction and Housing Portfolio	.81%
Actual		$1,000.00	$976.80	$4.02
Hypothetical-C		$1,000.00	$1,021.06	$4.12
Consumer Discretionary Portfolio	.77%
Actual		$1,000.00	$974.80	$3.82
Hypothetical-C		$1,000.00	$1,021.27	$3.91
Leisure Portfolio	.78%
Actual		$1,000.00	$988.50	$3.90
Hypothetical-C		$1,000.00	$1,021.22	$3.96
Multimedia Portfolio	.80%
Actual		$1,000.00	$940.00	$3.90
Hypothetical-C		$1,000.00	$1,021.11	$4.06
Retailing Portfolio	.79%
Actual		$1,000.00	$1,050.50	$4.07
Hypothetical-C		$1,000.00	$1,021.17	$4.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

SELCON-SANN-1015
1.813637.110

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Select Portfolios’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	October 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	October 27, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 27, 2015